UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (87.8%):
Aerospace & Defense (1.1%):
125,812	Finmeccanica SpA	$2,705,484

Air Freight & Logistics (1.1%):
97,457	TNT NV	2,725,312

Automobiles (4.7%):
22,456	DaimlerChrysler AG	1,153,996
40,925	Porsche AG	4,476,035
648,000	PT Astra International Tbk	1,161,254
80,300	Suzuki Motor Corp.^	1,491,338
78,700	Toyota Motor Corp.	3,341,849

		11,624,472

Beverages (2.5%):
67,641	Heineken Holding NV	2,684,516
60,351	InBev NV	3,562,059

		6,246,575

Capital Markets (0.5%):
13,718	Deutsche Boerse AG	1,265,525

Chemicals (4.1%):
75,688	Bayer AG	5,536,690
21,462	Syngenta AG	4,558,267

		10,094,957

Commercial Banks (6.3%):
371,655	Akbank T.A.S.	1,901,213
107,821	Banco Santander Central Hispano SA	1,631,914
51,573	BNP Paribas, Inc.	4,957,174
13,350	KBC Bankverzekeringsholding	1,160,779
174,640	Standard Bank Group, Ltd.	2,008,774
323,000	United Overseas Bank, Ltd.	3,826,811

		15,486,665

Commercial Services & Supplies (1.0%):
199,725	Capita Group plc	2,482,009

Communications Equipment (0.5%):
68,679	Nokia OYJ	1,280,179

Construction Materials (0.7%):
74,051	CRH plc	1,611,321

Distributors (0.7%):
680,000	Li & Fung, Ltd.	1,660,797

Diversified Telecommunication Services (2.1%):
220,158	Telefonica SA	5,262,207

Electronic Equipment & Instruments (3.5%):
510,073	Hon Hai Precision Industry Co., Ltd.	1,815,403
15,170	Keyence Corp.	3,017,843
62,400	Nidec Corp.	3,838,569

		8,671,815

Energy Equipment & Services (0.7%):
128,842	Petroleum Geo-Services*	1,710,924

Food & Staples Retailing (1.8%):
654,027	Tesco plc	4,547,731

Food Products (2.6%):
146,453	SFR Nestle SA, Class B	6,336,085

Health Care Equipment & Supplies (2.1%):
59,046	Cochlear, Ltd.	2,818,267
35,506	Sonova Holding AG	2,294,686

		5,112,953

Hotels, Restaurants & Leisure (1.9%):
509,117	Compass Group plc	3,169,451
49,856	OPAP SA	1,525,843

		4,695,294

Household Durables (1.2%):
50,625	Desarrolladora Homex, SA de C.V., ADR*^	2,238,637
315,100	Urbi, Desarrolloas Urbanos, SA de CV*	735,733

		2,974,370

Household Products (2.7%):
70,138	Henkel AG & KGaA	2,581,094
84,140	Reckitt Benckiser Group plc	4,073,308

		6,654,402

Independent Power Producers & Energy Traders (1.1%):
423,519	International Power plc	2,730,600

Industrial Conglomerates (3.8%):
419,000	Hutchison Whampoa, Ltd.	3,189,821
548,000	Keppel Corp., Ltd.	3,043,596
33,756	Siemens AG	3,194,192

		9,427,609

Insurance (2.1%):
198,202	Aviva plc	1,723,597
104,385	Axa	3,421,556

		5,145,153

IT Services (2.8%):
46,749	Cap Gemini SA	2,223,840
140,103	Infosys Technologies, Ltd., ADR	4,666,831

		6,890,671

Machinery (2.7%):
52,588	Bharat Heavy Electricals, Ltd.	1,816,971
39,900	Fanuc, Ltd.^	3,010,031
108,900	Komatsu, Ltd.	1,762,996

		6,589,998

Media (4.5%):
145,756	Grupo Televisa SA, ADR	3,187,684
316,585	Informa Group Co., plc	1,774,782
300,762	Reed Elsevier plc	2,980,996
397,696	WPP Group plc	3,227,011

		11,170,473

Metals & Mining (1.5%):
139,668	BHP Billiton, Ltd.	3,587,502

Oil, Gas & Consumable Fuels (6.2%):
34,001	Canadian Natural Resources, Ltd.	2,332,775
129,027	Eni SpA	3,405,191
60,953	Petroleo Brasileiro SA, ADR, Class A	2,280,861
79,212	Suncor Energy, Inc.	3,275,684
63,992	Total SA	3,860,141

		15,154,652

Pharmaceuticals (9.2%):
28,959	Merck KGaA	3,108,446
61,854	Novo Nordisk A/S, Class B	3,168,527
44,689	Roche Holding AG	6,968,290
209,858	Shire, Ltd.	3,303,023
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
131,138	Teva Pharmaceutical Industries, Ltd., ADR	$6,004,809

		22,553,095

Road & Rail (0.9%):
47,289	Canadian National Railway Co.	2,256,894

Semiconductors & Semiconductor Equipment (1.0%):
250,813	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,350,118

Software (0.8%):
4,500	Nintendo Co., Ltd.	1,873,547

Specialty Retail (0.8%):
328,800	Esprit Holdings, Ltd.	2,020,189

Textiles, Apparel & Luxury Goods (2.1%):
50,036	Compagnie Financiere Richemont SA	2,222,903
11,142	Puma AG	3,079,075

		5,301,978

Tobacco (2.7%):
207,505	Imperial Tobacco Group plc	6,665,982

Wireless Telecommunication Services (3.8%):
101,334	America Movil, SAB de C.V., ADR, Series L	4,697,844
200,862	China Mobile, Ltd.	2,011,187
1,226,427	Vodafone Group plc	2,709,021

		9,418,052

Total Common Stocks (Cost $232,192,171)		216,285,590

Deposit Account (7.5%):
18,429,891	NTRS London Deposit Account	18,429,891

Total Deposit Account (Cost $18,429,891)		18,429,891

Collateral For Securities On Loan (1.2%):
2,860,297	Northern Trust Liquid Institutional Asset Portfolio	2,860,297

Total Collateral For Securities On Loan (Cost $2,860,297)		2,860,297

Total Investment Securities (Cost $253,482,359)(a)—96.5%		237,575,778

Net other assets (liabilities) — 3.5%		8,620,926

NET ASSETS — 100.0%		$246,196,704

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $257,341,391. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,459,139
Unrealized depreciation	(34,224,752)

Net unrealized depreciation	$(19,765,613)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United Kingdom	16.8%
Germany	10.3%
Switzerland	9.4%
United States	7.8%
Japan	7.8%
France	6.2%
Mexico	4.6%
Hong Kong	3.8%
Canada	3.4%
Spain	2.9%
Singapore	2.9%
India	2.8%
Australia	2.7%
Italy	2.6%
Israel	2.6%
Netherlands	2.3%
Belgium	2.0%
Taiwan	1.8%
Denmark	1.4%
Brazil	1.0%
South Africa	0.9%
Turkey	0.8%
Norway	0.7%
Ireland	0.7%
Greece	0.7%
Finland	0.6%
Indonesia	0.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (0.7%):
8,100	AAR Corp.*	$134,379
3,400	Esterline Technologies Corp.*	134,606
3,300	Moog, Inc., Class A*	141,504

		410,489

Airlines (0.6%):
22,700	JetBlue Airways Corp.*	112,365
12,600	SkyWest, Inc.	201,348

		313,713

Auto Components (0.6%):
7,400	BorgWarner, Inc.	242,498
8,000	Modine Manufacturing Co.	115,840

		358,338

Building Products (2.4%):
27,500	Builders FirstSource, Inc.*	164,725
4,800	Cavco Industries, Inc.*	173,520
9,000	Eagle Materials, Inc.	201,330
7,200	Lennox International, Inc.	239,544
9,600	NCI Building Systems, Inc.*	304,800
8,100	Trex Co., Inc.*	146,691
4,800	Universal Forest Products, Inc.	167,568

		1,398,178

Capital Markets (0.5%):
7,100	Piper Jaffray Cos., Inc.*	307,075

Chemicals (1.9%):
5,020	Ashland, Inc.	146,785
4,200	Cytec Industries, Inc.	163,422
19,200	H.B. Fuller Co.	400,704
12,300	Sensient Technologies Corp.	345,999

		1,056,910

Commercial Banks (10.7%):
5,800	BancFirst Corp.	280,314
18,900	BancTrust Financial Group, Inc.	247,968
20,950	Bank of Granite Corp.	48,813
18,800	BankFinancial Corp.	275,984
23,400	Beneficial Mutual Bancorp, Inc.*	296,010
11,400	Bryn Mawr Bank Corp.	250,572
16,500	Capital Corp of the West	65,340
14,071	Capitol Bancorp, Ltd.	274,244
15,600	Chemical Financial Corp.	485,784
10,400	Columbia Banking System, Inc.	184,392
7,300	Community Trust Bancorp, Inc.	251,120
2,600	First Citizens BancShares, Inc., Class A	465,400
10,300	First Financial Corp.	483,894
17,400	First Horizon National Corp.	165,300
100	First National Bank Alaska	179,000
9,400	Merchants Bancshares, Inc.	227,950
13,520	Northfield Bancorp. Inc.*	163,727
12,300	Northrim BanCorp, Inc.	201,720
17,100	Sterling Bancorp	247,266
12,900	Taylor Capital Group, Inc.	154,671
15,600	United Financial Bancorp, Inc.	231,660
15,400	West Coast Bancorp	225,764
28,000	Westfield Financial, Inc.	288,400
16,900	Whitney Holding Corp.	409,825

		6,105,118

Commercial Services & Supplies (3.4%):
8,300	ABM Industries, Inc.	181,272
21,700	CBIZ, Inc.*	183,582
8,800	CDI Corp.	196,504
7,700	Consolidated Graphics, Inc.*	233,541
10,200	Healthcare Services Group, Inc.	186,558
13,000	Korn/Ferry International*	231,660
39,900	MPS Group, Inc.*	402,192
6,500	TeleTech Holdings, Inc.*	80,860
5,100	United Stationers, Inc.*	243,933

		1,940,102

Communications Equipment (1.6%):
17,600	Anaren, Inc.*	178,640
4,300	Bel Fuse, Inc., Class B	122,421
7,400	Black Box Corp.	255,522
3,700	Comtech Telecommunications Corp.*	182,188
14,900	Dycom Industries, Inc.*	193,998

		932,769

Computers & Peripherals (1.5%):
21,900	Brocade Communications Systems, Inc.*	127,458
13,200	Electronics For Imaging, Inc.*	183,876
17,400	Emulex Corp.*	185,658
7,800	Jack Henry & Associates, Inc.	158,574
11,500	QLogic Corp.*	176,640

		832,206

Construction & Engineering (1.0%):
12,300	Emcor Group, Inc.*	323,736
12,200	KHD Humboldt Wedag International, Ltd.*	233,996

		557,732

Consumer Finance (0.9%):
13,600	Cash America International, Inc.	490,144

Containers & Packaging (1.8%):
3,000	AptarGroup, Inc.	117,330
4,000	Greif, Inc., Class A	262,480
8,500	Greif, Inc., Class B	443,530
9,000	Packaging Corp. of America	208,620

		1,031,960

Diversified Consumer Services (1.8%):
16,000	Casella Waste Systems, Inc., Class A*	187,840
6,100	CSS Industries, Inc.	157,014
15,500	Monro Muffler Brake, Inc.	357,430
6,100	Regis Corp.	167,750
8,700	Sotheby’s	174,522

		1,044,556

Diversified Financial Services (1.7%):
30,500	Advance America, Cash Advance Centres, Inc.	91,195
3,700	AMERCO*	155,141
12,600	ESSA Bancorp, Inc.	175,140
27,400	Medallion Financial Corp.	286,878
13,400	Washington Federal, Inc.	247,230

		955,584

Diversified REIT (0.3%):
12,900	DuPont Fabros Technology, Inc.	196,725

Diversified Telecommunication Services (0.2%):
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
8,800	Warwick Valley Telephone Co.	$98,648

Electric Utilities (3.2%):
8,300	ALLETE, Inc.	369,350
18,700	El Paso Electric Co.*	392,700
9,030	Hawaiian Electric Industries, Inc.	262,864
2,734	Maine & Maritimes Corp.*	90,085
15,100	Portland General Electric Co.	357,266
10,000	UIL Holdings Corp.	343,300

		1,815,565

Electrical Equipment (0.7%):
7,100	Belden CDT, Inc.	225,709
5,200	Woodward Governor Co.	183,404

		409,113

Electronic Equipment & Instruments (3.4%):
6,800	Anixter International, Inc.*	404,668
21,500	Benchmark Electronics, Inc.*	302,720
28,300	Brightpoint, Inc.*	203,760
13,600	CPI International, Inc.*	196,928
6,900	MTS Systems Corp.	290,490
27,700	Nam Tai Electronics, Inc.	226,309
6,400	Plexus Corp.*	132,480
11,500	Tollgrade Communications, Inc.*	48,300
24,400	Vishay Intertechnology, Inc.*	161,528

		1,967,183

Energy Equipment & Services (1.4%):
9,100	Complete Production Services, Inc.*	183,183
3,300	Oil States International, Inc.*	116,655
5,400	Patterson-UTI Energy, Inc.	108,108
8,997	TGC Industries, Inc.*	47,324
5,300	Tidewater, Inc.	293,408
4,300	Trico Marine Services, Inc.*	73,444

		822,122

Food & Staples Retailing (2.6%):
6,850	BJ’s Wholesale Club, Inc.*	266,191
14,200	Fresh Del Monte Produce, Inc.*	315,240
7,600	Ruddick Corp.	246,620
1,879	Spartan Stores, Inc.	46,750
12,000	Weis Markets, Inc.	432,120
9,500	Whole Foods Market, Inc.	190,285

		1,497,206

Food Products (2.5%):
6,200	Flowers Foods, Inc.	182,032
5,600	J & J Snack Foods Corp.	189,896
7,300	Lancaster Colony Corp.	274,918
11,100	Lance, Inc.	251,859
7,800	Maui Land & Pineapple Co., Inc.*	214,422
24,300	MGP Ingredients, Inc.	69,012
3,300	Ralcorp Holdings, Inc.*	222,453

		1,404,592

Health Care Equipment & Supplies (2.1%):
4,200	Analogic Corp.	208,992
5,100	Haemonetics Corp.*	314,772
7,700	Hill-Rom Holdings, Inc.	233,387
12,300	STERIS Corp.	462,234

		1,219,385

Health Care Providers & Services (6.7%):
4,500	Amedisys, Inc.*	219,015
8,500	AmSurg Corp.*	216,495
22,137	Cross Country Healthcare, Inc.*	360,612
15,400	Gentiva Health Services, Inc.*	414,876
6,000	Healthspring, Inc.*	126,960
14,700	Kindred Healthcare, Inc.*	405,279
3,500	Magellan Health Services, Inc.*	143,710
8,100	National Health Investors, Inc. REIT	276,858
34,800	NovaMed, Inc.*	164,952
8,000	Owens & Minor, Inc.	388,000
5,500	Pediatrix Medical Group, Inc.*	296,560
16,200	RehabCare Group, Inc.*	293,220
19,500	Res-Care, Inc.*	353,730
9,500	U.S. Physical Therapy, Inc.*	164,920

		3,825,187

Hotels, Restaurants & Leisure (1.6%):
23,300	Benihana, Inc., Class A*	107,180
8,300	Bob Evans Farms, Inc.	226,507
6,700	CEC Entertainment, Inc.*	222,440
11,000	Landry’s Restaurants, Inc.	171,050
11,200	O’Charley’s, Inc.	98,000
4,100	Red Robin Gourmet Burgers*	109,880

		935,057

Household Durables (1.3%):
22,400	American Greetings Corp., Class A	342,496
212	Avatar Holdings, Inc.*	6,996
4,400	Ethan Allen Interiors, Inc.	123,288
10,900	Furniture Brands International, Inc.	114,668
13,600	Kimball International, Inc., Class B, CLASS B	146,880

		734,328

Industrial Conglomerate (0.3%):
4,400	Harsco Corp.	163,636

Industrial REIT (0.4%):
31,200	DCT Industrial Trust, Inc.	233,688

Insurance (9.5%):
10,300	Baldwin & Lyons, Inc., Class B	246,891
18,130	CNA Surety Corp.*	302,771
10,100	eHealth, Inc.*	161,600
11,476	EMC Insurance Group, Inc.	338,313
9,300	FBL Financial Group, Inc., Class A	259,377
7,700	Harleysville Group, Inc.	291,060
22,700	Horace Mann Educators Corp.	292,149
9,530	IPC Holdings, Ltd.	287,901
13,300	Max Capital Group, Ltd.	308,959
3,100	Mercury General Corp.	169,725
1,200	National Western Life Insurance Co., Class A	290,484
6,700	Navigators Group, Inc.*	388,600
40,500	Phoenix Cos., Inc.	374,220
49,653	RAM Holdings, Ltd.*	83,417
4,430	RLI Corp.	275,059
7,480	Safety Insurance Group, Inc.	283,716
11,400	Selective Insurance Group, Inc.	261,288
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
11,000	Stewart Information Services Corp.	$327,250
35,500	United America Indemnity, Ltd., Class A*	505,165

		5,447,945

IT Services (1.1%):
5,200	CACI International, Inc., Class A*	260,520
9,500	CSG Systems International, Inc.*	166,535
5,700	Maximus, Inc.	209,988

		637,043

Leisure Equipment & Products (0.6%):
19,400	Brunswick Corp.	248,126
13,000	MarineMax, Inc.*	93,990

		342,116

Life Sciences Tools & Services (1.4%):
3,600	Bio-Rad Laboratories, Inc., Class A*	356,832
9,800	PAREXEL International Corp.*	280,868
3,700	Varian, Inc.*	158,730

		796,430

Machinery (0.9%):
10,300	Enpro Industries, Inc.*	382,748
5,100	Kadant, Inc.*	116,127

		498,875

Marine (0.3%):
4,700	Nordic American Tanker Shipping, Ltd.	150,682

Metals & Mining (1.2%):
3,700	Carpenter Technology Corp.	94,905
13,100	Harry Winston Diamond Corp.	174,230
3,800	Haynes International, Inc.*	177,954
16,300	Worthington Industries, Inc.	243,522

		690,611

Multi-Utilities (3.3%):
17,400	Avista Corp.	377,754
11,300	Black Hills Corp.	351,091
13,000	CH Energy Group, Inc.	566,410
8,800	MGE Energy, Inc.	312,840
11,700	NorthWestern Corp.	294,021

		1,902,116

Multiline Retail (0.8%):
14,800	America’s Car-Mart, Inc.*	275,132
20,300	Saks, Inc.*	187,775

		462,907

Oil, Gas & Consumable Fuels (2.5%):
4,200	Comstock Resources, Inc.*	210,210
8,700	Frontier Oil Corp.	160,254
25,365	Harvest Natural Resources, Inc.*	256,694
5,800	Holly Corp.	167,736
13,200	Key Energy Services, Inc.*	153,120
7,689	Newpark Resources, Inc.*	56,129
6,700	Stone Energy Corp.*	283,611
3,600	Swift Energy Co.*	139,284

		1,427,038

Paper & Forest Products (1.1%):
24,600	Mercer International, Inc.*	90,036
11,200	Potlatch Corp.	519,568

		609,604

Personal Products (0.4%):
7,700	NBTY, Inc.*	227,304

Real Estate Investment Trusts (REITs) (3.0%):
23,800	Franklin Street Properties Corp.	309,400
7,700	Getty Realty Corp.	171,248
12,200	Realty Income Corp.	312,320
16,100	Sun Communities, Inc.	318,941
8,400	Universal Health Realty Income Trust	326,760
15,400	Urstadt Biddle Properties, Inc., Class A	288,750

		1,727,419

Road & Rail (2.1%):
6,600	Genesee & Wyoming, Inc., Class A*	247,632
12,600	Heartland Express, Inc.	195,552
7,600	Knight Transportation, Inc.	128,972
2,400	Ryder System, Inc.	148,800
23,000	Werner Enterprises, Inc.	499,330

		1,220,286

Semiconductors & Semiconductor Equipment (2.1%):
15,300	Actel Corp.*	190,944
8,300	Advanced Energy Industries, Inc.*	113,544
3,700	ATMI, Inc.*	66,526
13,600	Fairchild Semiconductor International, Inc.*	120,904
18,400	GSI Group, Inc.*	64,952
29,200	Kulicke & Soffa Industries, Inc.*	131,692
29,600	Mattson Technology, Inc.*	140,008
8,400	MKS Instruments, Inc.*	167,244
27,200	RF Micro Devices, Inc.*	79,424
13,400	Ultra Clean Holdings, Inc.*	67,536
3,200	Varian Semiconductor Equipment Associates, Inc.*	80,384

		1,223,158

Software (2.0%):
11,100	Lawson Software, Inc.*	77,700
15,500	Mentor Graphics Corp.*	175,925
22,000	MSC. Software Corp.*	235,400
6,700	Progress Software Corp.*	174,133
4,400	SPSS, Inc.*	129,184
11,600	Sybase, Inc.*	355,192

		1,147,534

Specialized REITs (1.0%):
27,900	DiamondRock Hospitality, Co.	253,890
12,400	LaSalle Hotel Properties	289,168

		543,058

Specialty Retail (1.8%):
10,700	Foot Locker, Inc.	172,912
6,600	Nutri/System, Inc.	116,952
19,400	OfficeMax, Inc.	172,466
17,700	Rent-A-Center, Inc.*	394,356
7,400	Zale Corp.*	185,000

		1,041,686

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.3%):
11,500	Hampshire Group, Ltd.*	$85,100
9,900	Movado Group, Inc.	221,265
5,100	Phillips-Van Heusen Corp.	193,341
577	Shoe Carnival, Inc.*	9,451
9,400	Wolverine World Wide, Inc.	248,724

		757,881

Thrifts & Mortgage Finance (3.3%):
31,100	Bank Mutual Corp.	352,985
36,357	Brookline Bancorp, Inc.	465,006
19,037	Clifton Savings Bancorp, Inc.	228,254
44,100	Corus Bankshares, Inc.	178,605
40,900	Flagstar Bancorp, Inc.	121,882
24,192	Home Federal Bancorp, Inc.	308,448
22,200	TrustCo Bank Corp.	259,962

		1,915,142

Trading Companies & Distributors (1.2%):
9,500	Kaman Corp., Class A	270,560
8,700	Watsco, Inc.	437,436

		707,996

Wireless Telecommunication Services (0.4%):
14,000	Syniverse Holdings, Inc.*	232,540

Total Common Stocks (Cost $60,002,836)		56,766,680

Deposit Account (2.7%):
1,539,705	TNT Offshore Deposit Account	1,539,705

Total Deposit Account (Cost $1,539,705)		1,539,705

Total Investment Securities (Cost $61,542,541)(a)—101.8%		58,306,385

Net other assets (liabilities) — (1.8)%		(1,030,698)

NET ASSETS — 100.0%		$57,275,687

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

REIT	Real Estate Investment Trust

(a)	Cost for federal income tax purposes is $61,963,289. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$630,978
Unrealized depreciation	(4,287,882)

Net unrealized depreciation	$(3,656,904)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	97.9%
Bermuda	0.7%
Canada	0.5%
Cayman Islands	0.5%
Virgin Islands	0.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (86.2%):
Biotechnology (0.9%):
12,650	BioMarin Pharmaceutical, Inc.*	$335,099
3,990	Celgene Corp.*	252,487

		587,586

Commercial Services & Supplies (0.4%):
5,260	CoStar Group, Inc.*	238,751

Communications Equipment (10.1%):
11,550	Corning, Inc.	180,642
27,110	Harris Corp.	1,252,482
13,860	Juniper Networks, Inc.*	292,030
111,610	Nokia Corp., ADR	2,081,527
27,530	QUALCOMM, Inc.	1,182,964
19,780	Research In Motion, Ltd.*	1,350,974

		6,340,619

Computers & Peripherals (6.5%):
4,980	Apple, Inc.*	566,027
17,350	Dell, Inc.*	285,928
16,470	Hewlett-Packard Co.	761,573
5,700	International Business Machines Corp.	666,672
42,470	NetApp, Inc.*	774,228
65,350	Seagate Technology	792,042
12,380	Teradata Corp.*	241,410

		4,087,880

Diversified Telecommunication Services (1.5%):
66,860	FairPoint Communications, Inc.^	579,676
20,310	Neutral Tandem, Inc.*	376,548

		956,224

Electrical Equipment (1.9%):
6,000	Energy Conversion Devices, Inc.*(a)	349,500
2,910	First Solar, Inc.*	549,728
3,770	SunPower Corp., Class A*	267,406

		1,166,634

Electronic Equipment & Instruments (1.3%):
7,470	Amphenol Corp., Class A	299,846
7,170	DTS, Inc.*	199,541
13,813	PC Connection, Inc.*	92,409
9,240	Trimble Navigation, Ltd.*	238,946

		830,742

Health Care Equipment & Supplies (2.5%):
1,620	Intuitive Surgical, Inc.*	390,388
12,828	Natus Medical, Inc.*	290,682
11,650	NuVasive, Inc.*	574,695
5,500	Varian Medical Systems, Inc.*	314,215

		1,569,980

Health Care Providers & Services (1.2%):
15,000	CardioNet, Inc.*	374,400
7,610	Medco Health Solutions, Inc.*	342,450

		716,850

Internet & Catalog Retail (1.1%):
9,215	Amazon.com, Inc.*	670,483

Internet Software & Services (9.2%):
46,810	Ariba, Inc.*	661,425
12,321	Equinix, Inc.*	855,817
2,180	Google, Inc., Class A*	873,134
50,008	Omniture, Inc.*	918,147
29,330	VeriSign, Inc.*	764,926
14,630	VistaPrint, Ltd.*	480,449
19,042	Vocus, Inc.*	646,666
30,280	Yahoo!, Inc.*	523,844

		5,724,408

IT Services (6.6%):
22,870	Accenture, Ltd., Class A	869,060
23,950	Affiliated Computer Services, Inc., Class A*	1,212,588
45,410	Cognizant Technology Solutions Corp., Class A*	1,036,710
15,690	Fiserv, Inc.*	742,451
14,350	Satyam Computer Services, Ltd., ADR	231,753

		4,092,562

Life Sciences Tools & Services (2.1%):
3,070	Covance, Inc.*	271,419
19,540	Illumina, Inc.*	791,956
6,210	Pharmaceutical Product Development, Inc.	256,783

		1,320,158

Semiconductors & Semiconductor Equipment (11.5%):
31,950	Analog Devices, Inc.	841,882
34,218	ASML Holding N.V.	602,579
19,051	Atheros Communications*	449,223
16,120	Broadcom Corp., Class A*	300,316
23,160	FEI Co.*	551,440
8,420	Hittite Microwave Corp.*	282,912
10,300	Lam Research Corp.*	324,347
32,890	Marvell Technology Group, Ltd.*	305,877
60,950	MEMC Electronic Materials, Inc.*	1,722,447
10,410	Microchip Technology, Inc.	306,366
14,660	Microsemi Corp.*	373,537
28,730	Monolithic Power Systems, Inc.*	499,040
16,780	Netlogic Microsystems, Inc.*	507,427
5,362	Varian Semiconductor Equipment Associates, Inc.*	134,693

		7,202,086

Software (24.1%):
36,150	Activision Blizzard, Inc.*	557,795
27,030	Adobe Systems, Inc.*	1,066,874
33,190	Amdocs, Ltd.*	908,742
4,670	Ansys, Inc.*	176,853
23,170	Autodesk, Inc.*	777,354
14,620	Blackboard, Inc.*	589,040
42,280	CA, Inc.	843,909
53,460	Check Point Software Technologies, Ltd.*	1,215,680
25,170	Citrix Systems, Inc.*	635,794
15,965	Concur Technologies, Inc.*	610,821
29,270	McAfee, Inc.*	994,009
33,780	Microsoft Corp.	901,588
17,690	Net 1 UEPS Technologies, Inc.*	395,018
1,520	Nintendo Co., Ltd.	632,843
22,530	Nuance Communications, Inc.*	274,641
39,840	Oracle Corp.*	809,150
29,850	Salesforce.com, Inc.*	1,444,740
15,080	SAP AG, ADR	805,724
16,550	Symantec Corp.*	324,049
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
20,420	Taleo Corp., Class A*	$406,154
8,500	UbiSoft Entertainment SA*	589,567
2,893	Ultimate Software Group, Inc.*	78,111

		15,038,456

Wireless Telecommunication Services (5.3%):
33,786	American Tower Corp., Class A*	1,215,283
38,920	Crown Castle International Corp.*	1,127,512
36,540	SBA Communications Corp., Class A*	945,290

		3,288,085

Total Common Stocks (Cost $61,314,401)		53,831,504

Deposit Account (8.9%):
5,575,330	NTRS London Deposit Account	5,575,330

Total Deposit Account (Cost $5,575,330)		5,575,330

Collateral For Securities On Loan (0.2%):
103,078	Northern Trust Liquid Institutional Asset Portfolio	103,078

Total Collateral For Securities On Loan (Cost $103,078)		103,078

Total Investment Securities (Cost $66,992,809) (b)—95.3%		59,509,912

Net other assets (liabilities) — 4.7%		2,956,062

NET ASSETS — 100.0%		$62,465,974

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2008, these securities represent 0.6% of the net assets of the Fund.

(b)	Cost for federal income tax purposes is $69,741,515. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$905,056
Unrealized depreciation	(11,136,659)

Net unrealized depreciation	$(10,231,603)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	81.6%
Finland	3.5%
Bermuda	2.8%
Canada	2.3%
Israel	2.1%
Guernsey	1.5%
Germany	1.4%
Cayman Islands	1.3%
Japan	1.1%
Netherlands	1.0%
France	1.0%
India	0.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Air Freight & Logistics (0.5%):
34,410	United Parcel Service, Inc., Class B	$2,164,045

Airline (0.0%):
88,504	Virgin Blue Holdings, Ltd.	22,845

Automobiles (0.9%):
115,500	Harley-Davidson, Inc.	4,308,150

Beverages (2.3%):
98,000	Diageo plc, ADR	6,748,280
93,976	Heineken Holding NV	3,729,692

		10,477,972

Capital Markets (3.8%):
68,800	Ameriprise Financial, Inc.	2,628,160
104,500	E*TRADE Financial Corp.*	292,600
15,520	Goldman Sachs Group, Inc.	1,986,560
427,846	Merrill Lynch & Co., Inc.	10,824,504
16,600	Morgan Stanley	381,800
24,500	State Street Corp.	1,393,560

		17,507,184

Commercial Banks (5.6%):
320,900	Bank of New York Mellon Corp.	10,454,922
41,359	Toronto-Dominion Bank (The)	2,522,485
104,584	Wachovia Corp.	366,044
329,300	Wells Fargo & Co.	12,358,629

		25,702,080

Commercial Services & Supplies (1.3%):
237,100	Iron Mountain, Inc.*	5,787,611

Communications Equipment (0.6%):
120,700	Cisco Systems, Inc.*	2,722,992

Computers & Peripherals (1.7%):
181,906	Dell, Inc.*	2,997,811
105,400	Hewlett-Packard Co.	4,873,696

		7,871,507

Construction Materials (2.0%):
48,700	Martin Marietta Materials, Inc.	5,453,426
51,800	Vulcan Materials Co.	3,859,100

		9,312,526

Consumer Finance (3.8%):
475,500	American Express Co.	16,846,965
13,130	Visa, Inc., Class A	806,051

		17,653,016

Containers & Packaging (1.6%):
334,500	Sealed Air Corp.	7,355,655

Diversified Consumer Services (1.4%):
280,600	H&R Block, Inc.	6,327,530

Diversified Financial Services (6.4%):
128,500	Citigroup, Inc.	2,635,535
33,470	Discover Financial Services	462,556
482,536	JP Morgan Chase & Co.	22,534,431
110,000	Moody’s Corp.	3,740,000

		29,372,522

Electrical Equipment (0.1%):
16,800	ABB, Ltd., ADR	325,920

Electronic Equipment & Instruments (1.5%):
157,900	Agilent Technologies, Inc.*	4,683,314
81,700	Tyco Electronics, Ltd.	2,259,822

		6,943,136

Energy Equipment & Services (0.9%):
36,579	Transocean, Inc.*	4,017,837

Food & Staples Retailing (6.0%):
309,000	Costco Wholesale Corp.	20,063,370
204,749	CVS Caremark Corp.	6,891,851
42,000	Whole Foods Market, Inc.	841,260

		27,796,481

Food Products (0.2%):
28,600	Hershey Co.	1,130,844

Health Care Equipment & Supplies (0.9%):
80,860	Covidien, Ltd.	4,347,034

Health Care Providers & Services (3.0%):
62,400	Cardinal Health, Inc.	3,075,072
75,800	Express Scripts, Inc.*	5,595,556
194,400	UnitedHealth Group, Inc.	4,935,816

		13,606,444

Household Durables (0.3%):
20,500	Garmin, Ltd.*	695,770
13,192	Hunter Douglas NV^	543,090

		1,238,860

Household Products (1.6%):
108,400	Procter & Gamble Co.	7,554,396

Independent Power Producers & Energy Traders (0.4%):
143,900	AES Corp. (The)*	1,682,191

Industrial Conglomerates (1.1%):
952,689	China Merchants Holdings International Co., Ltd.	3,064,013
19,600	Siemens AG	1,854,668

		4,918,681

Insurance (12.2%):
119,765	AMBAC Financial Group, Inc.	279,052
384,150	American International Group, Inc.	1,279,220
104,800	Aon Corp.	4,711,808
135	Berkshire Hathaway, Inc., Class A*	17,631,000
159	Berkshire Hathaway, Inc., Class B*	698,805
6,900	Everest Re Group, Ltd.	597,057
274,800	Loews Corp.	10,851,852
1,070	Markel Corp.*	376,105
40,200	MBIA, Inc.^	478,380
295,400	NIPPONKOA Insurance Co., Ltd.	1,665,815
31,900	Principal Financial Group, Inc.	1,387,331
487,260	Progressive Corp. (The)	8,478,324
17,400	Sun Life Financial, Inc.	615,438
78,400	Tokio Marine Holdings, Inc.	2,845,411
77,600	Transatlantic Holdings, Inc.	4,217,560

		56,113,158

Internet & Catalog Retail (0.6%):
21,800	Amazon.com, Inc.*	1,586,168
75,250	Liberty Media Corp. — Interactive, Series A*	971,478

		2,557,646
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services (1.1%):
46,500	eBay, Inc.*	$1,040,670
9,510	Google, Inc., Class A*	3,808,945

		4,849,615

Machinery (0.1%):
7,700	PACCAR, Inc.	294,063

Marine (0.5%):
780,000	China Shipping Development Co., Ltd., Share H	1,030,559
21,400	Kuehne & Nagel International AG	1,427,282

		2,457,841

Media (5.8%):
567,700	Comcast Corp., Class A	11,195,044
251,400	Grupo Televisa SA, ADR	5,498,118
15,500	Lagardere S.C.A.	700,366
15,090	Liberty Media Corp. — Capital, Series A*	201,904
60,760	Liberty Media Corp. — Entertainment, Series A*	1,517,177
418,900	News Corp.	5,022,611
64,300	WPP Group plc, ADR	2,617,010

		26,752,230

Metals & Mining (0.5%):
52,100	BHP Billiton plc	1,178,350
22,000	Rio Tinto plc	1,368,656

		2,547,006

Multiline Retail (0.4%):
17,500	Sears Holdings Corp.*	1,636,250

Oil, Gas & Consumable Fuels (15.5%):
138,200	Canadian Natural Resources, Ltd.	9,461,172
1,869,400	China Coal Energy Co., Share H	1,943,956
266,000	ConocoPhillips	19,484,500
173,400	Devon Energy Corp.	15,814,080
141,000	EOG Resources, Inc.	12,613,860
162,400	Occidental Petroleum Corp.	11,441,080
1,700	OGX Petroleo e Gas Participacoes SA*	345,826

		71,104,474

Paper & Forest Products (0.5%):
167,300	Sino-Forest Corp., Class A *	2,108,546

Personal Products (0.4%):
40,800	Avon Products, Inc.	1,696,056

Pharmaceuticals (0.9%):
36,900	Johnson & Johnson Co.	2,556,432
97,900	Schering Plough Corp.	1,808,213

		4,364,645

Real Estate Management & Development (0.7%):
64,900	Brookfield Asset Management, Inc., Class A	1,780,856
457,000	Hang Lung Group, Ltd.	1,448,716

		3,229,572

Road & Rail (0.1%):
88,504	Toll Holdings, Ltd.	495,905

Semiconductors & Semiconductor Equipment (1.2%):
260,400	Texas Instruments, Inc.	5,598,600

Software (2.2%):
383,400	Microsoft Corp.	10,232,946

Specialty Retail (2.8%):
146,400	Bed Bath & Beyond, Inc.*	4,598,424
194,400	CarMax, Inc.*	2,721,600
73,400	Lowe’s Cos., Inc.	1,738,846
49,300	Staples, Inc.	1,109,250
78,000	Tyco International, Ltd.	2,731,560

		12,899,680

Textiles, Apparel & Luxury Goods (0.2%):
17,800	Compagnie Financiere Richemont SA	790,784

Tobacco (3.8%):
276,400	Altria Group, Inc.	5,483,776
253,900	Philip Morris International, Inc.	12,212,590

		17,696,366

Transportation Infrastructure (0.2%):
62,900	Asciano Group	164,014
575,320	Cosco Pacific, Ltd.	659,157

		823,171

Wireless Telecommunication Services (0.4%):
284,700	Sprint Nextel Corp.	1,736,670

Total Common Stocks (Cost $458,096,422)		450,132,683

Convertible Bonds (0.1%):
Paper & Forest Products (0.1%):
688,000	Sino-Forest Corp., 5.00%, 8/1/13	622,640

Total Convertible Bonds (Cost $688,000)		622,640

Deposit Account (0.9%):
4,010,762	NTRS London Deposit Account	4,010,762

Total Deposit Account (Cost $4,010,762)		4,010,762

Collateral For Securities On Loan (0.1%):
244,674	Northern Trust Liquid Institutional Asset Portfolio	244,674

Total Collateral For Securities On Loan (Cost $244,674)		244,674

Total Investment Securities (Cost $463,039,858)(a)—99.1%		455,010,759

Net other assets (liabilities) — 0.9%		4,108,118

NET ASSETS — 100.0%		$459,118,877

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

PLC	Public Liability Co.
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
(a)	Cost for federal income tax purposes is $464,032,272. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$73,191,048
Unrealized depreciation	(82,212,561)

Net unrealized depreciation	$(9,021,513)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	84.3%
Canada	3.5%
United Kingdom	2.6%
Bermuda	2.2%
Mexico	1.2%
Hong Kong	1.1%
Cayman Islands	1.0%
Japan	1.0%
Netherlands	0.9%
China	0.7%
Switzerland	0.6%
Germany	0.4%
France	0.2%
Australia	0.2%
Brazil	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Aerospace & Defense (1.7%):
13,567	Goodrich Corp.	$564,387
23,937	Honeywell International, Inc.	994,582
20,929	Precision Castparts Corp.	1,648,787

		3,207,756

Air Freight & Logistics (0.3%):
6,019	FedEx Corp.	475,742

Auto Components (0.4%):
27,017	Johnson Controls, Inc.	819,426

Beverages (1.2%):
31,596	PepsiCo, Inc.	2,251,847

Biotechnology (2.1%):
29,913	Celgene Corp.*	1,892,895
30,370	Gilead Sciences, Inc.*	1,384,264
21,009	Vertex Pharmaceuticals, Inc.*	698,339

		3,975,498

Capital Markets (3.2%):
133,461	Charles Schwab Corp.	3,469,986
101,173	Janus Capital Group, Inc.	2,456,480

		5,926,466

Chemicals (1.0%):
18,487	Monsanto Co.	1,829,843

Commercial Services & Supplies (1.5%):
90,407	Waste Management, Inc.	2,846,916

Communications Equipment (4.1%):
218,689	Cisco Systems, Inc.*	4,933,624
47,724	QUALCOMM, Inc.	2,050,700
7,011	Research In Motion, Ltd.*	478,852
15,279	Riverbed Technology, Inc.*	191,293

		7,654,469

Computers & Peripherals (5.7%):
40,214	Apple, Inc.*	4,570,723
46,936	Dell, Inc.*	773,505
161,939	EMC Corp.*	1,936,791
72,792	Hewlett-Packard Co.	3,365,902

		10,646,921

Consumer Finance (0.5%):
15,856	Visa, Inc., Class A	973,400

Diversified Consumer Services (1.4%):
43,274	Apollo Group, Inc., Class A*	2,566,148

Diversified Financial Services (1.4%):
19,678	Bank of America Corp.	688,730
38,959	JP Morgan Chase & Co.	1,819,385

		2,508,115

Diversified Telecommunication Services (1.1%):
64,359	Verizon Communications, Inc.	2,065,280

Electric Utilities (0.3%):
7,979	Exelon Corp.	499,645

Electrical Equipment (0.8%):
25,616	Energy Conversion Devices, Inc.*	1,492,132

Electronic Equipment & Instruments (1.9%):
118,518	Agilent Technologies, Inc.*	3,515,244

Energy Equipment & Services (3.7%):
34,051	Cameron International Corp.*	1,312,326
30,356	National-Oilwell Varco, Inc.*	1,524,782

33,923	Schlumberger, Ltd.	2,649,047
13,197	Transocean, Inc.*	1,449,558

		6,935,713

Food & Staples Retailing (0.8%):
42,357	CVS Caremark Corp.	1,425,737

Food Products (2.7%):
94,180	Dean Foods Co.*	2,200,045
85,676	Kraft Foods, Inc.	2,805,889

		5,005,934

Health Care Equipment & Supplies (2.8%):
37,401	Baxter International, Inc.	2,454,627
52,430	Covidien, Ltd.	2,818,637

		5,273,264

Hotels, Restaurants & Leisure (1.5%):
44,862	McDonald’s Corp.	2,767,985

Household Products (1.2%):
5,318	Energizer Holdings, Inc.*	428,365
26,037	Procter & Gamble Co.	1,814,518

		2,242,883

Industrial Conglomerates (0.7%):
13,629	3M Co.	930,997
15,043	McDermott International, Inc.*	384,349

		1,315,346

Insurance (2.3%):
29,248	Assurant, Inc.	1,608,640
107,136	UnumProvident Corp.	2,689,114

		4,297,754

Internet & Catalog Retail (0.9%):
23,871	Amazon.com, Inc.*	1,736,854

Internet Software & Services (3.1%):
103,514	Akamai Technologies, Inc.*	1,805,284
10,055	Google, Inc., Class A*	4,027,229

		5,832,513

Life Sciences Tools & Services (3.5%):
109,040	Pharmaceutical Product Development, Inc.	4,508,804
35,303	Thermo Fisher Scientific, Inc.*	1,941,665

		6,450,469

Machinery (2.7%):
12,277	Cummins, Inc.	536,750
24,480	Deere & Co.	1,211,760
78,589	Dover Corp.	3,186,784

		4,935,294

Media (0.7%):
17,939	Omnicom Group, Inc.	691,728
19,485	Walt Disney Co. (The)	597,995

		1,289,723

Metals & Mining (1.4%):
12,466	Allegheny Technologies, Inc.^	368,371
9,197	Cleveland-Cliffs, Inc.	486,889
29,985	Freeport-McMoRan Copper & Gold, Inc., Class A	1,704,647

		2,559,907

Multiline Retail (2.1%):
29,093	Nordstrom, Inc.	838,460
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail, continued
51,065	Wal-Mart Stores, Inc.	$3,058,283

		3,896,743

Oil, Gas & Consumable Fuels (7.0%):
9,655	Apache Corp.	1,006,823
48,671	Chesapeake Energy Corp.	1,745,342
10,100	ChevronTexaco Corp.	833,048
11,435	Devon Energy Corp.	1,042,872
7,868	EOG Resources, Inc.	703,871
47,697	Exxon Mobil Corp.	3,704,149
9,550	Hess Corp.	783,864
15,240	Occidental Petroleum Corp.	1,073,658
34,209	Ultra Petroleum Corp.*	1,893,126
8,435	Valero Energy Corp.	255,581

		13,042,334

Personal Products (2.5%):
77,148	Avon Products, Inc.	3,207,042
28,779	Estee Lauder Co., Inc. (The), Class A	1,436,360

		4,643,402

Pharmaceuticals (5.2%):
64,145	Abbott Laboratories	3,693,469
23,500	Allergan, Inc.	1,210,250
111,295	BioMarin Pharmaceutical, Inc.*	2,948,205
25,679	Johnson & Johnson Co.	1,779,041

		9,630,965

Road & Rail (1.8%):
46,216	Union Pacific Corp.	3,288,731

Semiconductors & Semiconductor Equipment (5.8%):
113,121	Altera Corp.	2,339,342
72,509	Broadcom Corp., Class A*	1,350,843
182,587	Intel Corp.	3,419,855
30,047	KLA-Tencor Corp.	950,988
87,094	MEMC Electronic Materials, Inc.*	2,461,276
10,887	Varian Semiconductor Equipment Associates, Inc.*	273,481

		10,795,785

Software (10.2%):
140,126	Activision Blizzard, Inc.*	2,162,144
41,588	Adobe Systems, Inc.*	1,641,478
22,594	Autodesk, Inc.*	758,029
86,551	Electronic Arts, Inc.*	3,201,522
14,679	McAfee, Inc.*	498,499
299,292	Microsoft Corp.	7,988,103
115,035	Oracle Corp.*	2,336,361
15,199	Trimble Navigation, Ltd.*	393,046

		18,979,182

Specialty Retail (6.3%):
59,530	Best Buy Co., Inc.	2,232,375
63,167	GameStop Corp., Class A*	2,160,943
134,246	Gap, Inc. (The)	2,386,894
88,075	Home Depot, Inc.	2,280,262
107,550	Limited Brands, Inc.	1,862,766
27,848	TJX Cos., Inc.	849,921

		11,773,161

Textiles, Apparel & Luxury Goods (0.6%):
9,993	Nike, Inc., Class B	668,532
10,887	Phillips-Van Heusen Corp.	412,726

		1,081,258

Tobacco (0.8%):
29,889	Philip Morris International, Inc.	1,437,661

Total Common Stocks (Cost $198,430,429)		183,893,446

Deposit Account (0.3%):
481,997	NTRS London Deposit Account	481,997

Total Deposit Account (Cost $481,997)		481,997

Collateral For Securities On Loan (0.2%):
398,658	Northern Trust Liquid Institutional Asset Portfolio	398,658

Total Collateral For Securities On Loan (Cost $398,658)		398,658

Total Investment Securities (Cost $199,311,084)(a)—99.4%		184,774,101

Net other assets (liabilities) — 0.6%		1,117,814

NET ASSETS — 100.0%		$185,891,915

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

(a)	Cost for federal income tax purposes is $200,972,586. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,401,985
Unrealized depreciation	(27,600,470)

Net unrealized depreciation	$(16,198,485)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	94.8%
Bermuda	1.5%
Netherlands	1.4%
Canada	1.3%
Cayman Islands	0.8%
Panama	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (2.6%):
13,008	Cubic Corp.	$319,867
21,530	Precision Castparts Corp.	1,696,133

		2,016,000

Auto Components (3.7%):
148,532	Superior Industries International, Inc.	2,845,873

Chemicals (18.8%):
59,476	Mosaic Co., Inc.	4,046,747
19,289	Penford Corp.	341,222
35,127	Potash Corp. of Saskatchewan, Inc.	4,637,115
144,822	RPM International, Inc.	2,800,858
98,584	Sensient Technologies Corp.	2,773,168

		14,599,110

Commercial Banks (6.3%):
175,507	Colonial Bancgroup, Inc.	1,379,485
61,266	Comerica, Inc.	2,008,912
107,175	KeyCorp	1,279,670
66,074	Wachovia Corp.	231,259

		4,899,326

Communications Equipment (5.4%):
102,162	Nokia Corp., ADR	1,905,321
33,488	Research In Motion, Ltd.*	2,287,231

		4,192,552

Computers & Peripherals (3.3%):
22,183	Apple, Inc.*	2,521,320

Diversified Financial Services (3.8%):
62,441	JP Morgan Chase & Co.	2,915,995

Electric Utilities (2.9%):
86,335	Northeast Utilities	2,214,493

Electronic Equipment & Instruments (1.0%):
20,724	FLIR Systems, Inc.*	796,216

Energy Equipment & Services (6.7%):
33,357	Cameron International Corp.*	1,285,579
4,543	Core Laboratories NV	460,296
58,795	National-Oilwell Varco, Inc.*	2,953,273
6,579	SunPower Corp., Class B*	454,270

		5,153,418

Health Care Equipment & Supplies (1.8%):
5,908	Intuitive Surgical, Inc.*	1,423,710

Household Durables (6.7%):
38,542	Garmin, Ltd.*	1,308,116
395,991	La-Z-Boy, Inc.^	3,690,636
19,267	Tempur-Pedic International, Inc.	226,580

		5,225,332

Industrial Conglomerate (1.1%):
32,858	McDermott International, Inc.*	839,522

Insurance (2.5%):
44,895	Lincoln National Corp.	1,921,955

Internet & Catalog Retail (0.5%):
6,029	Priceline.com, Inc.*	412,564

Machinery (0.3%):
8,475	Dynamic Materials Corp.	196,705

Metals & Mining (7.0%):
14,019	AMCOL International Corp.	438,234
54,185	BHP Billiton, Ltd., SP ADR^	2,817,078
111,678	Southern Copper Corp.	2,130,816

		5,386,128

Multi-Utilities (10.0%):
65,774	Black Hills Corp.	2,043,598
56,221	DTE Energy Co.	2,246,029
149,184	NiSource, Inc.	2,201,956
123,327	PNM Resources, Inc.	1,262,868

		7,754,451

Paper & Forest Products (2.5%):
84,072	MeadWestvaco Corp.	1,959,718

Semiconductors & Semiconductor Equipment (1.5%):
23,987	Cypress Semiconductor Corp.*	125,212
83,511	NVIDIA Corp.*	894,403
8,329	Sigma Designs, Inc.*	118,438

		1,138,053

Textiles, Apparel & Luxury Goods (0.5%):
3,825	Deckers Outdoor Corp.*	398,106

Thrifts & Mortgage Finance (7.3%):
150,669	New York Community Bancorp, Inc.	2,529,732
162,428	People’s United Financial, Inc.	3,126,739
151,339	Washington Mutual, Inc.^	12,410

		5,668,881

Tobacco (3.2%):
51,261	Universal Corp.	2,516,403

Total Common Stocks (Cost $103,078,632)		76,995,831

Deposit Account (0.7%):
505,507	NTRS London Deposit Account	505,507

Total Deposit Account (Cost $505,507)		505,507

Collateral For Securities On Loan (7.8%):
6,060,830	Northern Trust Liquid Institutional Asset Portfolio	6,060,830

Total Collateral For Securities On Loan (Cost $6,060,830)		6,060,830

Total Investment Securities (Cost $109,644,969)(a)—107.9%		83,562,168

Net other assets (liabilities) — (7.9)%		(6,093,252)

NET ASSETS — 100.0%		$77,468,916

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

(a)	Cost for federal income tax purposes is $113,396,234. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,776,743
Unrealized depreciation	(31,610,809)

Net unrealized depreciation	$(29,834,066)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	81.6%
Canada	8.9%
Australia	3.6%
Finland	2.5%
Cayman Islands	1.7%
Panama	1.1%
Netherlands	0.6%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.9%):
Airline (1.0%):
180,000	SkyWest, Inc.	$2,876,400

Auto Components (0.9%):
39,000	Autoliv, Inc.	1,316,250
80,000	Gentex Corp.	1,144,000

		2,460,250

Automobiles (2.7%):
310,000	Monaco Coach Corp.^	604,500
170,500	Thor Industries, Inc.^	4,231,810
193,000	Winnebago Industries, Inc.^	2,493,560

		7,329,870

Building Products (5.6%):
115,000	American Woodmark Corp.	2,581,750
222,000	Apogee Enterprises, Inc.	3,336,660
95,000	Simpson Manufacturing Co., Inc.	2,573,550
194,025	Universal Forest Products, Inc.	6,773,413

		15,265,373

Chemicals (5.4%):
73,700	Airgas, Inc.	3,659,205
70,000	Cabot Corp.	2,224,600
188,900	RPM International, Inc.	3,653,326
257,500	Westlake Chemical Corp.^	5,415,225

		14,952,356

Commercial Banks (1.8%):
150,000	Chemical Financial Corp.^	4,671,000
14,700	Peoples Bancorp, Inc.	320,019

		4,991,019

Commercial Services & Supplies (4.4%):
178,100	ABM Industries, Inc.	3,889,704
127,200	Brady Corp., Class A	4,487,616
100,000	Mine Safety Appliances Co.	3,812,000

		12,189,320

Communications Equipment (1.1%):
143,000	Avocent Corp.*	2,925,780

Computers & Peripherals (0.3%):
25,000	Diebold, Inc.	827,750

Construction & Engineering (0.1%):
12,600	Emcor Group, Inc.*	331,632

Containers & Packaging (0.6%):
40,000	AptarGroup, Inc.	1,564,400

Diversified Consumer Services (1.9%):
188,000	Regis Corp.	5,170,000

Electric Utilities (1.1%):
319,700	Sierra Pacific Resources	3,062,726

Electrical Equipment (1.6%):
4,000	A.O. Smith Corp.	156,760
85,000	Franklin Electric Co., Inc.^	3,786,750
9,900	Powell Industries, Inc.*	404,019

		4,347,529

Electronic Equipment & Instruments (2.4%):
260,000	Benchmark Electronics, Inc.*	3,660,800
30,000	Mettler-Toledo International, Inc.*	2,940,000

		6,600,800

Energy Equipment & Services (4.5%):
40,000	Atwood Oceanics, Inc.*	1,456,000
85,000	Bristow Group, Inc.*^	2,876,400
6,500	CARBO Ceramics, Inc.	335,465
69,700	Global Industries, Ltd.*	483,718
72,700	Oil States International, Inc.*	2,569,945
51,100	Rowan Cos., Inc.	1,561,105
28,700	Tidewater, Inc.	1,588,832
32,000	Unit Corp.*	1,594,240

		12,465,705

Food & Staples Retailing (1.3%):
120,000	Casey’s General Stores, Inc.	3,620,400

Gas Utilities (1.1%):
50,000	Atmos Energy Corp.	1,331,000
37,800	Energen Corp.	1,711,584

		3,042,584

Health Care Equipment & Supplies (2.1%):
37,500	Hill-Rom Holdings, Inc.^	1,136,625
55,000	STERIS Corp.	2,066,900
50,500	West Pharmaceutical Services, Inc.	2,465,410

		5,668,935

Health Care Providers & Services (0.3%):
37,500	Hillenbrand, Inc.	756,000

Household Durables (7.1%):
1,000	Bassett Furniture Industries, Inc.	8,550
100,400	D. R. Horton, Inc.	1,307,208
110,000	Ethan Allen Interiors, Inc.^	3,082,200
180,000	Hooker Furniture Corp.^	3,195,000
345,000	La-Z-Boy, Inc.^	3,215,400
105,000	M.D.C. Holdings, Inc.	3,841,950
215,000	M/I Homes, Inc.	4,897,700

		19,548,008

Industrial Conglomerates (1.9%):
110,000	Carlisle Cos., Inc.	3,296,700
30,000	Teleflex, Inc.	1,904,700

		5,201,400

Insurance (11.7%):
21,400	American National Insurance Co.	1,847,462
75,000	Arthur J. Gallagher & Co.	1,924,500
160,000	Aspen Insurance Holdings, Ltd.	4,400,000
50,100	Erie Indemnity Co., Class A	2,117,727
146,700	IPC Holdings, Ltd.	4,431,807
200,000	Montpelier Re Holdings, Ltd.	3,302,000
450,000	Old Republic International Corp.	5,737,500
97,000	Protective Life Corp.	2,765,470
40,000	RLI Corp.^	2,483,600
45,000	StanCorp Financial Group, Inc.	2,235,600
403,500	Syncora Holdings, Ltd.^	528,585
13,400	Zenith National Insurance Corp.	490,976

		32,265,227

Leisure Equipment & Products (1.1%):
232,100	Brunswick Corp.	2,968,559

Machinery (8.6%):
134,400	Briggs & Stratton Corp.^	2,174,592
22,600	CIRCOR International, Inc.	981,518
100,000	Graco, Inc.	3,561,000
114,800	Kennametal, Inc.	3,113,376
1,200	Lincoln Electric Holdings, Inc.	77,172
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
143,600	Mueller Industries, Inc.	$3,304,236
35,000	Nordson Corp.	1,718,850
75,000	Trinity Industries, Inc.^	1,929,750
430,000	Wabash National Corp.^	4,063,500
100,000	Watts Water Technologies, Inc., Class A^	2,735,000

		23,658,994

Marine (0.8%):
28,800	General Maritime Corp.	561,024
60,000	Teekay Shipping Corp.	1,582,800

		2,143,824

Metals & Mining (5.2%):
200,000	Gerdau Ameristeel Corp.^	1,968,000
302,000	Gibraltar Industries, Inc.^	5,650,420
100,000	Reliance Steel & Aluminum Co.	3,797,000
166,000	Steel Dynamics, Inc.	2,836,940

		14,252,360

Multiline Retail (2.1%):
200,000	Fred’s, Inc.	2,844,000
131,000	Saks, Inc.*^	1,211,750
394,435	Tuesday Morning Corp.*^	1,629,016

		5,684,766

Oil, Gas & Consumable Fuels (1.6%):
82,900	Helix Energy Solutions Group, Inc.*	2,012,812
42,500	Overseas Shipholding Group, Inc.	2,478,175

		4,490,987

Paper & Forest Products (1.1%):
180,000	Glatfelter	2,437,200
130,000	Mercer International, Inc.*^	475,800

		2,913,000

Real Estate Investment Trusts (REITs) (0.3%):
80,000	Arbor Realty Trust, Inc.	800,000

Road & Rail (1.4%):
110,000	Dollar Thrifty Automotive Group, Inc.*^	212,300
82,200	Genesee & Wyoming, Inc., Class A*	3,084,144
15,500	Kansas City Southern Industries, Inc.*	687,580

		3,984,024

Semiconductors & Semiconductor Equipment (1.3%):
180,000	Cohu, Inc.	2,847,600
69,300	OmniVision Technologies, Inc.*	790,713

		3,638,313

Specialty Retail (5.3%):
286,000	Christopher & Banks Corp.	2,193,620
110,000	Group 1 Automotive, Inc.	2,390,300
12,800	Gymboree Corp.*	454,400
155,000	HOT Topic, Inc.*	1,024,550
114,700	Men’s Wearhouse, Inc.^	2,436,228
465,000	Pier 1 Imports, Inc.*^	1,920,450
118,600	West Marine, Inc.*	706,856
135,000	Zale Corp.*^	3,375,000

		14,501,404

Textiles, Apparel & Luxury Goods (3.8%):
315,000	Brown Shoe Co., Inc.	5,159,700
70,000	Timberland Co., Class A*	1,215,900
93,000	Warnaco Group, Inc. (The)*	4,211,970

		10,587,570

Thrifts & Mortgage Finance (2.4%):
285,000	Corus Bankshares, Inc.^	1,154,250
175,000	PMI Group, Inc.^	516,250
415,000	TrustCo Bank Corp.^	4,859,650

		6,530,150

Total Common Stocks (Cost $298,822,923)		263,617,415

Deposit Account (4.3%):
11,850,162	TNT Offshore Deposit Account	11,850,162

Total Deposit Account (Cost $11,850,162)		11,850,162

Collateral For Securities On Loan (18.9%):
51,901,403	Northern Trust Liquid Institutional Asset Portfolio	51,901,403

Total Collateral For Securities On Loan (Cost $51,901,403)		51,901,403

Total Investment Securities (Cost $362,574,488)(a)—119.1%		327,368,980

Net other assets (liabilities) — (19.1)%		(52,590,163)

NET ASSETS — 100.0%		$274,778,817

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $363,189,439. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,376,563
Unrealized depreciation	(64,197,022)

Net unrealized depreciation	$(35,820,459)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	93.9%
Bermuda	4.6%
Canada	0.7%
Marshall Islands	0.6%
Greece	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.2%):
Beverages (2.1%):
119,900	PepsiCo, Inc.	$8,545,273

Biotechnology (5.1%):
149,800	Celgene Corp.*	9,479,344
238,300	Gilead Sciences, Inc.*	10,861,714

		20,341,058

Capital Markets (3.1%):
466,500	Charles Schwab Corp.	12,129,000

Chemicals (2.7%):
109,300	Monsanto Co.	10,818,514

Communications Equipment (6.8%):
457,800	Cisco Systems, Inc.*	10,327,968
268,900	QUALCOMM, Inc.	11,554,633
76,200	Research In Motion, Ltd.*	5,204,460

		27,087,061

Computers & Peripherals (1.6%):
54,300	Apple, Inc.*	6,171,738

Consumer Finance (5.0%):
820,700	SLM Corp.*	10,127,438
159,000	Visa, Inc., Class A	9,761,010

		19,888,448

Diversified Consumer Services (4.9%):
545,000	Career Education Corp.*^	8,910,750
475,300	H&R Block, Inc.	10,718,015

		19,628,765

Energy Equipment & Services (7.3%):
285,700	Halliburton Co.	9,253,823
142,200	Schlumberger, Ltd.	11,104,398
233,500	Tenaris SA, ADR	8,707,215

		29,065,436

Food & Staples Retailing (2.1%):
243,400	CVS Caremark Corp.	8,192,844

Food Products (5.7%):
277,408	Cadbury plc, ADR	11,357,084
579,300	ConAgra Foods, Inc.	11,273,178

		22,630,262

Health Care Equipment & Supplies (5.8%):
63,000	Alcon, Inc.	10,175,130
197,700	Baxter International, Inc.	12,975,051

		23,150,181

Household Products (1.1%):
58,000	Colgate-Palmolive Co.	4,370,300

Independent Power Producers & Energy Traders (2.2%):
358,700	NRG Energy, Inc.*	8,877,825

Insurance (3.0%):
665,100	XL Capital, Ltd., Class A	11,931,894

Internet & Catalog Retail (3.1%):
170,700	Amazon.com, Inc.*	12,420,132

Internet Software & Services (2.8%):
27,300	Google, Inc., Class A*	10,934,196

Life Sciences Tools & Services (3.0%):
213,200	Thermo Fisher Scientific, Inc.*	11,726,000

Media (4.0%):
541,100	Comcast Corp., Class A	10,621,793
9,143,460	Sirius XM Radio, Inc.*	5,211,772

		15,833,565

Metals & Mining (3.3%):
259,900	Century Aluminum Co.*	7,196,631
107,300	Freeport-McMoRan Copper & Gold, Inc., Class A	6,100,005

		13,296,636

Multi-Utilities (2.5%):
196,300	Sempra Energy	9,907,261

Oil, Gas & Consumable Fuels (4.6%):
313,100	Southwestern Energy Co.*	9,562,074
205,600	Suncor Energy, Inc.	8,690,712

		18,252,786

Pharmaceuticals (5.0%):
143,600	Abbott Laboratories	8,268,488
620,500	Schering Plough Corp.	11,460,635

		19,729,123

Software (5.2%):
216,400	Adobe Systems, Inc.*	8,541,308
616,100	Symantec Corp.*	12,063,238

		20,604,546

Wireless Telecommunication Services (4.2%):
226,700	NII Holdings, Inc.*	8,596,464
1,326,200	Sprint Nextel Corp.	8,089,820

		16,686,284

Total Common Stocks (Cost $415,951,848)		382,219,128

Deposit Account (3.7%):
14,856,127	NTRS London Deposit Account	14,856,127

Total Deposit Account (Cost $14,856,127)		14,856,127

Collateral For Securities On Loan (1.1%):
4,200,722	Northern Trust Liquid Institutional Asset Portfolio	4,200,722

Total Collateral For Securities On Loan (Cost $4,200,722)		4,200,722

Total Investments Securities (Cost $435,008,697)(a)—101.0%		401,275,977

Net other assets (liabilities) — (1.0)%		(3,912,983)

NET ASSETS — 100.0%		$397,362,994

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

(a)	Cost for federal income tax purposes is $446,506,612. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,705,287
Unrealized depreciation	(60,935,922)

Net unrealized depreciation	$(45,230,635)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	83.0%
Canada	3.5%
Cayman Islands	3.0%
United Kingdom	2.9%
Netherlands	2.8%
Switzerland	2.6%
Luxembourg	2.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.7%):
Aerospace & Defense (4.8%):
6,700	Lockheed Martin Corp.	$734,789
16,700	Raytheon Co.	893,617
18,600	United Technologies Corp.	1,117,116

		2,745,522

Beverages (4.0%):
10,600	Coca-Cola Co.	560,528
24,200	PepsiCo, Inc.	1,724,734

		2,285,262

Biotechnology (9.2%):
18,300	Celgene Corp.*	1,158,024
17,700	Genentech, Inc.*	1,569,636
56,300	Gilead Sciences, Inc.*	2,566,154

		5,293,814

Capital Markets (4.8%):
60,700	Charles Schwab Corp.	1,578,200
6,800	Goldman Sachs Group, Inc.	870,400
7,700	Lazard, Ltd., Class A	329,252

		2,777,852

Chemicals (3.3%):
19,100	Monsanto Co.	1,890,518

Communications Equipment (7.6%):
84,900	Cisco Systems, Inc.*	1,915,344
8,300	Nokia Corp., ADR	154,795
37,800	QUALCOMM, Inc.	1,624,266
9,900	Research In Motion, Ltd.*	676,170

		4,370,575

Computers & Peripherals (5.0%):
9,100	Apple, Inc.*	1,034,306
40,500	Hewlett-Packard Co.	1,872,720

		2,907,026

Consumer Finance (2.4%):
22,600	Visa, Inc., Class A	1,387,414

Diversified Financial Services (0.8%):
9,900	JP Morgan Chase & Co.	462,330

Electrical Equipment (2.3%):
36,400	ABB, Ltd., ADR	706,160
3,200	First Solar, Inc.*	604,512

		1,310,672

Energy Equipment & Services (3.3%):
24,500	Schlumberger, Ltd.	1,913,205

Food & Staples Retailing (4.1%):
17,700	Costco Wholesale Corp.	1,149,261
35,200	CVS Caremark Corp.	1,184,832

		2,334,093

Health Care Equipment & Supplies (5.9%):
10,100	Alcon, Inc.	1,631,251
26,800	Baxter International, Inc.	1,758,884

		3,390,135

Hotels, Restaurants & Leisure (0.5%):
11,500	Marriott International, Inc., Class A	300,035

Household Products (2.5%):
19,100	Colgate-Palmolive Co.	1,439,185

Industrial Conglomerate (0.7%):
16,300	McDermott International, Inc.*	416,465

Internet & Catalog Retail (2.8%):
22,300	Amazon.com, Inc.*	1,622,548

Internet Software & Services (3.9%):
5,600	Google, Inc., Class A*	2,242,912

IT Services (1.7%):
29,200	Infosys Technologies, Ltd., ADR	972,652

Life Sciences Tools & Services (2.1%):
22,000	Thermo Fisher Scientific, Inc.*	1,210,000

Media (1.6%):
30,800	Walt Disney Co. (The)	945,252

Multiline Retail (3.1%):
30,100	Wal-Mart Stores, Inc.	1,802,689

Oil, Gas & Consumable Fuels (4.0%):
25,000	Halliburton Co.	809,750
9,500	Occidental Petroleum Corp.	669,275
26,500	Southwestern Energy Co.*	809,310

		2,288,335

Pharmaceuticals (9.7%):
30,000	Abbott Laboratories	1,727,400
20,100	Medco Health Solutions, Inc.*	904,500
30,200	Mylan, Inc.*	344,884
7,500	Shire plc, ADR	358,125
30,500	Teva Pharmaceutical Industries, Ltd., ADR	1,396,595
22,400	Wyeth	827,456

		5,558,960

Semiconductors & Semiconductor Equipment (0.7%):
37,000	NVIDIA Corp.*	396,270

Software (4.3%):
33,500	Adobe Systems, Inc.*	1,322,245
42,900	Microsoft Corp.	1,145,001

		2,467,246

Textiles, Apparel & Luxury Goods (1.6%):
13,400	Nike, Inc., Class B	896,460

Total Common Stocks (Cost $57,293,456)		55,627,427

Deposit Account (3.0%):
1,698,617	NTRS London Deposit Account	1,698,617

Total Deposit Account (Cost $1,698,617)		1,698,617

Total Investment Securities (Cost $58,992,073)(a)—99.7%		57,326,044

Net other assets (liabilities) — 0.3%		182,806

NET ASSETS — 100.0%		$57,508,850

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
(a) Cost for federal income tax purposes is $60,622,280. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,514,911
Unrealized depreciation	(6,811,147)

Net unrealized depreciation	$(3,296,236)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	85.1%
Switzerland	4.1%
Netherlands	3.3%
Israel	2.4%
India	1.7%
Canada	1.2%
Panama	0.7%
United Kingdom	0.6%
Bermuda	0.6%
Finland	0.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Air Freight & Logistics (2.4%):
30,600	FedEx Corp.	$2,418,624

Capital Markets (4.9%):
193,600	Merrill Lynch & Co., Inc.	4,898,080

Communications Equipment (14.8%):
240,800	Cisco Systems, Inc.*	5,432,448
305,100	Nokia Corp., ADR	5,690,115
86,800	QUALCOMM, Inc.	3,729,796

		14,852,359

Computers & Peripherals (2.9%):
245,500	EMC Corp.*	2,936,180

Construction & Engineering (8.9%):
55,900	Foster Wheeler, Ltd.*	2,018,549
150,700	Quanta Services, Inc.*	4,070,407
91,600	Shaw Group, Inc.*	2,814,868

		8,903,824

Consumer Finance (5.2%):
146,900	American Express Co.	5,204,667

Diversified Financial Services (7.7%):
199,300	Citigroup, Inc.	4,087,643
92,000	NYSE Euronext	3,604,560

		7,692,203

Electric Utilities (1.9%):
254,700	Reliant Energy, Inc.*	1,872,045

Electrical Equipment (7.9%):
96,400	General Cable Corp.*^	3,434,732
114,700	Thomas & Betts Corp.*	4,481,329

		7,916,061

Energy Equipment & Services (2.0%):
80,300	Nabors Industries, Ltd.*	2,001,076

Internet & Catalog Retail (5.6%):
76,600	Amazon.com, Inc.*	5,573,416

Internet Software & Services (15.6%):
225,800	eBay, Inc.*	5,053,404
13,925	Google, Inc., Class A*	5,577,241
291,500	Yahoo!, Inc.*	5,042,950

		15,673,595

Machinery (2.7%):
45,100	Caterpillar, Inc.	2,687,960

Oil, Gas & Consumable Fuels (4.8%):
65,700	Halliburton Co.	2,128,023
57,300	XTO Energy, Inc.	2,665,596

		4,793,619

Semiconductors & Semiconductor Equipment (4.3%):
198,900	Texas Instruments, Inc.	4,276,350

Software (6.0%):
76,600	Electronic Arts, Inc.*	2,833,434
214,600	Red Hat, Inc.*	3,234,022

		6,067,456

Total Common Stocks (Cost $129,286,613)		97,767,515

Deposit Account (2.7%):
2,679,318	NTRS London Deposit Account	2,679,318

Total Deposit Account (Cost $2,679,318)		2,679,318

Collateral For Securities On Loan (0.1%):
82,042	Northern Trust Liquid Institutional Asset Portfolio	82,042

Total Collateral For Securities On Loan (Cost $82,042)		82,042

Total Investment Securities (Cost $132,047,973)(a)—100.4%		100,528,875

Net other assets (liabilities) Securities — (0.4)%		(351,854)

NET ASSETS — 100.0%		$100,177,021

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

(a)	Cost for federal income tax purposes is $128,276,713. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,690,375
Unrealized depreciation	(29,438,213)

Net unrealized depreciation	$(27,747,838)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United states	90.3%
Finland	5.7%
Bermuda	4.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Biotechnology (3.2%):
130,000	Amgen, Inc.*	$7,705,100

Capital Markets (3.0%):
282,000	Merrill Lynch & Co., Inc.	7,134,600

Communications Equipment (3.3%):
351,300	Cisco Systems, Inc.*	7,925,328

Computers & Peripherals (8.6%):
62,300	EMC Corp.*	745,108
216,900	Hewlett-Packard Co.	10,029,456
83,900	International Business Machines Corp.	9,812,944

		20,587,508

Consumer Finance (0.2%):
15,400	American Express Co.	545,622

Diversified Financial Services (15.4%):
70,528	Bank of America Corp.	2,468,480
147,400	Capital One Financial Corp.	7,517,400
650,300	Citigroup, Inc.	13,337,653
238,500	JP Morgan Chase & Co.	11,137,950
62,700	NYSE Euronext	2,456,586

		36,918,069

Health Care Providers & Services (10.3%):
374,500	Aetna, Inc.	13,523,195
440,800	UnitedHealth Group, Inc.	11,191,912

		24,715,107

Independent Power Producers & Energy Traders (6.1%):
1,248,600	AES Corp. (The)*	14,596,134

Industrial Conglomerates (4.7%):
6,200	3M Co.	423,522
426,800	General Electric Co.	10,883,400

		11,306,922

Internet & Catalog Retail (7.4%):
242,300	Amazon.com, Inc.*	17,629,748

Internet Software & Services (10.9%):
481,500	eBay, Inc.*	10,775,970
17,025	Google, Inc., Class A*	6,818,853
494,200	Yahoo!, Inc.*	8,549,660

		26,144,483

Leisure Equipment & Products (4.1%):
635,100	Eastman Kodak Co.	9,767,838

Media (3.6%):
652,400	Time Warner, Inc.	8,552,964

Metals & Mining (0.5%):
33,900	Nucor Corp.	1,339,050

Multiline Retail (6.9%):
139,300	J.C. Penney Co., Inc.	4,644,262
126,100	Sears Holdings Corp.*^	11,790,350

		16,434,612

Semiconductors & Semiconductor Equipment (2.0%):
221,900	Texas Instruments, Inc.	4,770,850

Software (5.0%):
298,300	CA, Inc.	5,954,068
151,500	Electronic Arts, Inc.*	5,603,985
15,400	Microsoft Corp.	411,026

		11,969,079

Total Common Stocks (Cost $274,754,352)		228,043,014

Deposit Account (5.0%):
11,924,123	NTRS London Deposit Account	11,924,123

Total Deposit Account (Cost $11,924,123)		11,924,123

Collateral For Securities On Loan (0.7%):
1,635,759	Northern Trust Liquid Institutional Asset Portfolio	1,635,759

Total Collateral For Securities On Loan (Cost $1,635,759)		1,635,759

Total Investment Securities (Cost $288,314,234)(a)—100.9%		241,602,896

Net other assets (liabilities) — (0.9)%		(2,121,496)

NET ASSETS — 100.0%		$239,481,400

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

(a)	Cost for federal income tax purposes is $296,630,908. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,751,021
Unrealized depreciation	(73,779,033)

Net unrealized depreciation	$(55,028,012)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Beverages (6.8%):
108,361	Coca-Cola Co.^	$5,730,130
93,912	PepsiCo, Inc.	6,693,108

		12,423,238

Biotechnology (18.9%):
200,076	Amgen, Inc.*	11,858,505
137,260	Biogen, Inc.*	6,902,805
130,464	Genentech, Inc.*	11,569,548
124,817	Vertex Pharmaceuticals, Inc.*	4,148,917

		34,479,775

Chemicals (0.4%):
28,230	Celanese Corp., Series A	787,899

Communications Equipment (6.6%):
263,684	Cisco Systems, Inc.*	5,948,711
144,486	QUALCOMM, Inc.	6,208,564

		12,157,275

Diversified Financial Services (3.6%):
216,723	NASDAQ Stock Market, Inc.*^	6,625,222

Food & Staples Retailing (1.0%):
53,910	CVS Caremark Corp.	1,814,611

Health Care Equipment & Supplies (2.4%):
88,103	Medtronic, Inc.	4,413,960

Household Products (3.3%):
86,689	Procter & Gamble Co.	6,041,356

Industrial Conglomerate (2.4%):
172,880	General Electric Co.	4,408,440

Insurance (6.8%):
96	Berkshire Hathaway, Inc., Class A*	12,537,600

Internet & Catalog Retail (8.2%):
205,808	Amazon.com, Inc.*	14,974,590

Internet Software & Services (6.5%):
270,913	Akamai Technologies, Inc.*^	4,724,723
214,124	eBay, Inc.*	4,792,095
5,890	Google, Inc., Class A*	2,359,063

		11,875,881

Media (4.4%):
213,402	Time Warner, Inc.	2,797,700
168,874	Walt Disney Co. (The)	5,182,743

		7,980,443

Multiline Retail (4.0%):
77,660	Sears Holdings Corp.*^	7,261,210

Oil, Gas & Consumable Fuels (0.5%):
71,110	El Paso Corp.	907,364

Pharmaceuticals (4.6%):
101,135	Johnson & Johnson Co.	7,006,633
8,640	Roche Holding AG	1,347,222

		8,353,855

Semiconductors & Semiconductor Equipment (7.0%):
281,746	Intel Corp.	5,277,102
183,560	NVIDIA Corp.*^	1,965,928
256,460	Texas Instruments, Inc.	5,513,890

		12,756,920

Software (8.1%):
144,481	Electronic Arts, Inc.*	5,344,352
154,189	Microsoft Corp.	4,115,305

Software, continued
353,990	Red Hat, Inc.*	5,334,629

		14,794,286

Specialty Retail (2.6%):
183,556	Home Depot, Inc.	4,752,265

Total Common Stocks (Cost $168,681,731)		179,346,190

Collateral For Securities On Loan (10.4%):
19,067,685	Allianz Dresdner Daily Asset Fund#	19,067,685

Total Collateral For Securities On Loan (Cost $19,067,685)		19,067,685

U.S. Government Agencies (1.9%):
3,429,000	Federal Home Loan Bank, 0.10%, 10/1/08(a)	3,429,000

Total U.S. Government Agencies (Cost $3,429,000)		3,429,000

Deposit Account (0.0%):
1,850	NTRS London Deposit Account	1,850

Total Deposit Account (Cost $1,850)		1,850

Total Investment Securities (Cost $191,180,266)(b)—110.4%		201,844,725

Net other assets (liabilities) — (10.4)%		(19,014,232)

NET ASSETS — 100.0%		$182,830,493

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

#	Investment in affiliate.

(a)	The rate presented represents the effective yield at September 30, 2008.

(b)	Cost for federal income tax purposes is $196,568,775. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,469,999
Unrealized depreciation	(19,194,049)

Net unrealized appreciation	$5,275,950

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	83.0%
Canada	3.5%
Cayman Islands	3.0%
United Kingdom	2.9%
Netherlands	2.8%
Switzerland	2.6%
Luxembourg	2.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (21.0%):
Commercial Banks (3.7%):
$4,000,000	Rabobank, Nederland, 3.01%, 2/19/09	$4,000,000
20,000,000	State Street Bank & Trust Co., 2.65%, 12/3/08	20,000,000
7,000,000	Wells Fargo Bank NA, 2.55%, 10/17/08	7,000,000

		31,000,000

Domestic Certificate of Deposit (1.8%):
15,000,000	U.S. Bank National Association, 2.77%, 10/27/08	15,000,000

Yankee Dollar Certificate of Deposit (15.5%):
6,500,000	Banco Bilbao Vizcaya Agentaria SA, NY,3.00%, 10/24/08	6,500,000
4,000,000	Banco Bilbao Vizcaya Agentaria SA, NY,3.19%, 12/24/08	4,000,000
3,970,000	Bank of Scotland PLC, NY, 2.68%, 10/2/08	3,970,000
3,390,000	Bank of Scotland PLC, NY, 2.72%, 10/2/08	3,390,000
7,100,000	Bank of Scotland PLC, NY, 2.93%, 11/17/08	7,100,000
15,000,000	Barclays Bank PLC, NY, 2.75%, 11/21/08	15,000,000
5,920,000	BNP Paribas, NY, 2.63%, 10/2/08	5,920,000
7,000,000	BNP Paribas, NY, 2.95%, 10/28/08	7,000,000
5,000,000	BNP Paribas, NY, 2.85%, 12/4/08	5,000,000
10,000,000	BNP Paribas, NY, 3.12%, 2/20/09	10,000,000
1,150,000	DNB Nor Bank ASA, 2.84%, 12/5/08	1,150,000
6,805,000	Nordea Bank Finland, NY, 2.65%, 10/14/08	6,805,000
6,605,000	Royal Bank of Scotland PLC, NY, 2.68%, 10/2/08	6,605,000
4,000,000	Royal Bank of Scotland PLC, NY, 3.14%, 3/9/09	4,000,000
3,060,000	SanPaolo IMI SPA, NY, 2.86%, 12/4/08	3,060,000
4,815,000	SanPaolo IMI SPA, NY, 2.86%, 12/5/08	4,815,000
5,000,000	Societe Generale, NY, 2.92%, 12/5/08	5,000,000
3,800,000	Societe Generale, NY, 3.18%, 12/23/08	3,800,086
4,505,000	Svenska Handelsbanken AB, NY, 2.61%, 10/1/08	4,505,000
1,700,000	Toronto-Dominion Bank, NY, 2.83%, 12/5/08	1,700,000
900,000	Toronto-Dominion Bank, NY, 3.00%, 12/16/08	900,000
7,000,000	Toronto-Dominion Bank, NY, 3.11%, 12/30/08	7,000,000
1,750,000	Toronto-Dominion Bank, NY, 3.03%, 2/11/09	1,750,000
9,000,000	UBS AG Stamford CT, 2.86%, 12/16/08	9,000,000

		127,970,086

Total Certificates of Deposit (Cost $173,970,086)		173,970,086

Commercial Paper (71.7%):
Asset Backed Securities (46.9%):
25,000,000	Amstel Euro Funding Corp., 2.76%, 10/10/08(a)(b)	24,982,812
25,000,000	Atlantis One Funding Corp., 6.50%, 10/1/08(a)(b)	25,000,000
15,000,000	Atlantis One Funding Corp., 2.78%, 10/23/08(a)(b)	14,974,700
7,000,000	CAFCO LLC, 2.78%, 10/15/08(a)(b)	6,992,487
5,500,000	CAFCO LLC, 2.82%, 11/3/08(a)(b)	5,485,883
39,139,000	Cancara Asset Securitization LLC,4.00%, 10/1/08(a)(b)	39,139,000
12,000,000	Ciesco LLC, 2.77%, 10/10/08(a)(b)	11,991,750
7,000,000	Ciesco LLC, 4.11%, 10/20/08(a)(b)	6,984,853
3,000,000	Clipper Receivables Co. LLC, 2.97%, 10/14/08(a)(b)	2,996,804
7,000,000	Enterprise Funding LLC, 2.82%, 10/2/08(a)(b)	6,999,456
17,000,000	Erasmus Capital Corp., 2.68%, 10/1/08(a)(b)	17,000,000
25,000,000	Falcon Asset Securitization Co. LLC,5.50%, 10/1/08(a)(b)	25,000,000
15,000,000	Nieuw Amsterdam Receivables Corp.,2.82%, 10/27/08(a)(b)	14,969,667
8,000,000	Nieuw Amsterdam Receivables Corp.,2.82%, 11/6/08(a)(b)	7,977,600
15,000,000	Old Line Funding LLC, 2.81%, 10/17/08(a)(b)	14,981,400
33,580,000	Park Avenue Receivables Corp., 5.50%, 10/1/08(a)(b)	33,580,000
18,000,000	Picaros Funding LLC, 2.56%, 10/7/08(a)(b)	17,992,350
10,000,000	Regency Markets No. 1 LLC, 2.87%, 10/10/08(a)(b)	9,992,875
5,000,000	Societe Generale, NA, 2.84%, 10/22/08(b)	4,991,790
20,000,000	Societe Generale, NA, 2.78%, 12/11/08(b)	19,891,133
19,000,000	Solitaire Funding LLC, 2.61%, 10/8/08(a)(b)	18,990,394
8,000,000	Solitaire Funding LLC, 2.76%, 11/10/08(a)(b)	7,975,556
16,245,000	Surrey Funding Corp., 2.66%, 10/8/08(a)(b)	16,236,629
10,000,000	Thunder Bay Funding LLC, 2.79%, 11/3/08(a)(b)	9,974,608
15,000,000	Windmill Funding Corp., 2.80%, 10/20/08(a)(b)	14,977,939
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Asset Backed Securities, continued
$2,640,000	Windmill Funding Corp., 3.76%, 10/27/08(a)(b)	$2,632,850
5,000,000	Yorktown Capital LLC, 2.74%, 11/6/08(a)(b)	4,986,400

		387,698,936

Commercial Banks (10.7%):
10,000,000	Dexia Delaware LLC, 2.83%, 10/20/08(b)	9,985,196
7,000,000	Dexia Delaware LLC, 2.83%, 10/22/08(b)	6,988,526
5,000,000	Dexia Delaware LLC, 2.79%, 12/10/08(b)	4,973,021
7,000,000	JP Morgan Chase & Co., 2.48%,10/1/08(b)	7,000,000
10,000,000	JP Morgan Chase & Co., 2.64%,12/3/08(b)	9,954,150
6,000,000	JP Morgan Chase & Co., 2.78%,12/10/08(b)	5,967,917
15,000,000	JP Morgan Chase & Co., 2.95%, 1/6/09(b)	14,882,387
3,000,000	Raiffeisen Zentralbank Osterreich, 2.60%, 10/3/08(a)(b)	2,999,568
20,000,000	Raiffeisen Zentralbank Osterreich, 2.89%, 10/17/08(a)(b)	19,974,489
5,000,000	State Street Corp., 2.65%, 12/9/08(b)	4,974,796

		87,700,050

Diversified Financial Services (6.3%):
5,000,000	Citigroup Funding, Inc., 2.97%,10/2/08(b)	4,999,592
2,500,000	Citigroup Funding, Inc., 2.92%,10/27/08(b)	2,494,764
12,000,000	Citigroup Funding, Inc., 2.88%,11/18/08(b)	11,954,240
15,000,000	General Electric Capital Services, 2.67%, 10/20/08(b)	14,979,179
15,000,000	ING U.S. Funding LLC, 2.71%, 10/9/08(b)	14,991,033
3,000,000	ING U.S. Funding LLC, 2.72%, 12/4/08(b)	2,985,573

		52,404,381

Insurance (7.8%):
8,000,000	ING America Insurance Holdings, Inc.,3.50%, 10/6/08(b)	7,996,111
23,000,000	MetLife, Inc., 2.71%, 11/3/08(b)	22,943,075
30,000,000	New York Life Capital Corp., 2.25%, 10/21/08(a)(b)	29,962,500
4,000,000	Prudential Funding LLC, 2.54%, 11/19/08(b)	3,986,280

		64,887,966

Total Commercial Paper (Cost $592,691,333)		592,691,333

Corporate Bonds (3.4%):
Commercial Banks (3.3%):
5,600,000	Bank of Montreal, Chicago, 2.99%,5/29/09(a)(c)	5,600,000
4,555,000	Deutsche Bank AG, 3.01%, 1/21/09(c)	4,555,000
3,700,000	ING Bank NV, 3.13%, 8/24/09(c)	3,700,000
5,050,000	Lloyds TSB Group PLC, 3.10%, 8/7/09(a)(c)	5,050,000
4,650,000	Nordea Bank AB, 3.15%, 10/23/09, Callable 11/17/08 @ 100(a)(c)	4,650,000
3,450,000	Wachovia Bank NA, 3.19%, 8/4/09(c)	3,450,000

		27,005,000

Insurance (0.1%):
1,360,000	ING USA Global Funding Trust VI,3.51%, 9/18/09(c)	1,360,000

Total Corporate Bonds (Cost $28,365,000)		28,365,000

U.S. Government Agency Mortgages (3.8%):
Federal Home Loan Bank (1.1%)
3,475,000	3.02%, 3/20/09 (c)	3,476,510
5,395,000	2.39%, 8/14/09 (c)	5,394,531

		8,871,041

Federal Home Loan Mortgage Corporation (2.7%)
6,000,000	2.17%, 12/30/08 (b)	5,968,050
10,190,000	2.67%, 9/25/09 (c)	10,187,053
6,095,000	2.40%, 9/28/09 (c)	6,093,501

		22,248,604

Total U.S. Government Agency Mortgages (Cost $31,119,645)		31,119,645

Deposit Account (0.0%):
92	TNT Offshore Deposit Account	92

Total Deposit Account (Cost $92)		92

Total Investment Securities (Cost $826,146,156)(d)—99.9%		826,146,156

Net other assets (liabilities) — 0.1%		925,775

NET ASSETS — 100.0%		$827,071,931

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2008.

LLC	Limited Liability Co.

MTN	Medium Term Note

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate presented represents the effective yield at September 30, 2008.

(c)	Variable rate security. The rate presented represents the rate in effect at September 30, 2008. The date presented represents the final maturity date.

(d)	Represents cost for financial reporting purposes and federal income taxes.
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (84.0%):
Aerospace & Defense (1.0%):
101,955	BAE Systems plc	$748,145

Automobiles (2.0%):
25,400	Honda Motor Co.	754,497
178,000	Mazda Motor Corp.^	721,157

		1,475,654

Beverages (0.7%):
29,273	Diageo plc	495,460

Biotechnology (0.7%):
10,048	Actelion, Ltd.*	513,879

Capital Markets (1.2%):
5,773	Deutsche Boerse AG	532,576
53,530	Man Group plc	328,404

		860,980

Chemicals (4.7%):
15,311	BASF AG	742,816
6,233	Bayer AG	455,953
129,540	Incitec Pivot, Ltd.*	534,915
3,049	K+S AG	219,113
8,411	Koninklijke DSM NV	395,997
3,723	Syngenta AG	790,720
9,800	Yara International ASA	344,181

		3,483,695

Commercial Banks (9.8%):
21,095	Alpha Bank AE	463,748
134,400	Banco Santander Central Hispano SA	2,034,197
24,609	BNP Paribas, Inc.	2,365,406
43,200	Hang Seng Bank, Ltd.	806,794
285,000	Industrial & Commerical Bank of China	169,770
79,564	Intesa Sanpaolo	434,258
49,300	Nordea AB	591,853
104,052	Royal Bank of Scotland Group plc	344,626

		7,210,652

Commercial Printing (0.7%):
32,979	De La Rue plc	535,415

Commercial Services & Supplies (1.8%):
35,033	Aggreko plc	340,217
35,236	Mondi plc	164,321
11,700	Rinnai Corp.^	475,885
31,600	Securitas AB, Class A	357,300

		1,337,723

Construction & Engineering (0.7%):
4,581	ACS Actividades Cons Y Serv	185,433
7,188	Koninklijke Boskalis Westminster NV, CVA	340,157

		525,590

Consumer Finance (0.3%):
1,760	ORIX Corp.	217,682

Diversified Financial Services (1.5%):
9,000	Hitachi Capital Corp.	109,604
4,460	SFCG Co., Ltd.^	204,598
32,559	Standard Chartered plc	790,750

		1,104,952

Diversified Operations ( 0.2%):
17,500	Swire Pacific Ltd.	154,256

Diversified REIT (0.4%):
1,289	Unibail	262,555

Diversified Telecommunication Services (5.2%):
61,148	France Telecom SA	1,712,141
48	Nippon Telegraph and Telephone Corp.	213,830
79,842	Telefonica SA	1,908,380

		3,834,351

Electric Utilities (3.0%):
13,942	Drax Group plc	186,693
17,104	E.On AG	873,868
140,174	Enel SpA	1,168,339

		2,228,900

Electrical Equipment (2.8%):
50,635	ABB, Ltd.	971,676
5,738	Alstom SA	432,640
17,700	Makita Corp.	361,530
184,000	Sanyo Electric Co., Ltd.*^	319,416

		2,085,262

Electronic Equipment & Instruments (3.3%):
65,000	Fujitsu, Ltd.	363,166
18,300	Hitachi Maxell, Ltd.	197,264
132,000	Hitachi, Ltd.	907,872
54,000	Panasonic Corp.	937,307

		2,405,609

Food & Staples Retailing (1.8%):
73,386	Jeronimo Martins, SGPS, SA	626,057
23,000	Seven & I Holdings, Ltd.	662,088

		1,288,145

Food Products (0.4%):
11,000	Toyo Suisan Kaisha, Ltd.	278,890

Gambling (0.1%):
5,762	Paddy Power plc	100,234

Health Care Equipment & Supplies (0.8%):
30,833	Smith & Nephew plc	324,945
1,630	Synthes, Inc.	225,207

		550,152

Hotels, Restaurants & Leisure (0.4%):
52,447	Compass Group plc	326,503

Industrial Conglomerates (2.5%):
47,775	Cookson Group plc	402,850
226,000	Fuji Heavy Industries, Ltd.	1,141,559
314,000	Noble Group, Ltd.	296,103

		1,840,512

Insurance (7.4%):
292,891	Corporacion Mapfre SA	1,280,999
6,149	ING Groep NV	133,741
9,000	Mitsui Sumitomo Insurance Group Holdings, Inc.	304,427
61,828	Prudential plc	569,028
101,638	RSA Insurance Group plc	274,041
66,804	Standard Life plc	288,784
6,537	Swiss Re, Registered Shares	365,185
4,992	Tokio Marine Holdings, Inc.	181,177
210,880	Unipol Gruppo Finanziario SpA	446,891
5,648	Zurich Financial Services AG	1,566,007

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, Continued
		5,410,280

Leisure Equipment & Products (0.6%):
17,000	Nikon Corp.^	404,157

Machinery (1.6%):
62,800	Alfa Laval AB	$650,412
18,292	Charter plc	204,431
54,000	Kubota Corp.	340,226

		1,195,069

Marine (1.8%):
13,800	Euronav SA	383,837
28,000	Mitsui O.S.K. Lines, Ltd.^	242,330
112,000	Nippon Yusen^	726,618

		1,352,785

Metals & Mining (5.1%):
16,550	Anglo American plc	553,208
15,902	Arcelor	795,921
28,353	BHP Billiton, Ltd.	728,273
5,610	Rio Tinto plc	349,007
6,740	Rio Tinto, Ltd.	463,757
1,338	Vallourec SA	290,967
6,552	Voest-Alpine AG	204,916
11,680	Xstrata plc	363,949

		3,749,998

Multi-Utilities (0.4%):
3,339	RWE AG	323,140

Office Electronics (1.7%):
15,100	Canon, Inc.	564,625
28,000	Ricoh Co., Ltd.	389,373
12,600	Seiko Epson Corp.^	290,683

		1,244,681

Oil, Gas & Consumable Fuels (8.3%):
37,139	BG Group plc	672,822
56,459	BP plc	469,169
34,537	Eni SpA	911,476
52	INPEX Corp.	450,444
48,260	Royal Dutch Shell plc	1,368,909
35,448	Royal Dutch Shell plc	1,023,828
7,400	SeaDrill, Ltd.	152,163
17,193	Total SA	1,037,120

		6,085,931

Personal Products (0.7%):
10,350	Oriflame Cosmetics SA	480,491

Pharmaceuticals (3.4%):
47,089	AstraZeneca plc	2,060,437
21,552	GlaxoSmithKline plc	465,549

		2,525,986

Road & Rail (1.1%):
179,086	Stagecoach Group plc	816,718

Software (1.2%):
2,100	Nintendo Co., Ltd.	874,322

Specialty Retail (0.6%):
6,300	FamilyMart Co., Ltd.	266,397
42,883	Game Group plc	157,887

		424,284

Textiles, Apparel & Luxury Goods (1.1%):
4,720	Compagnie Financiere Richemont SA	209,691
5,900	Fast Retailing Co., Ltd.^	599,779

		809,470

Tobacco (2.0%):
30,776	British American Tobacco plc	1,005,464
14,406	Imperial Tobacco Group plc	462,785

		1,468,249

Wireless Telecommunication Services (1.0%):
337,107	Vodafone Group plc	744,627

Total Common Stocks (Cost $76,824,670)		61,775,384

Deposit Account (15.3%):
11,274,744	NTRS London Deposit Account	11,274,744

Total Deposit Account (Cost $11,274,744)		11,274,744

Collateral For Securities On Loan (4.9%):
3,586,632	Northern Trust Liquid Institutional Asset Portfolio	3,586,632

Total Collateral For Securities On Loan (Cost $3,586,632)		3,586,632

Total Investment Securities (Cost $91,686,046)(a)—104.2%		76,636,760
Net other assets (liabilities) — (4.2)%		(3,062,616)

NET ASSETS — 100.0%		$73,574,144

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $92,938,716. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$219,045
Unrealized depreciation	(16,521,001)

Net unrealized depreciation	$(16,301,956)

The following represents the concentration by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United Kingdom	22.6%
Japan	18.8%
United States	15.5%
France	7.4%
Spain	7.2%
Switzerland	6.4%
Germany	4.3%
Italy	4.1%
Sweden	2.9%
Netherlands	2.5%
Australia	2.4%
Hong Kong	1.8%
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Country	Percentage
Luxembourg	1.1%
Portugal	0.9%
Greece	0.6%
Belgium	0.5%
Norway	0.5%
Austria	0.3%
Bermuda	0.2%

100.0%

Currency Contracts:
As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

				Appreciation/
Short Contracts	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Receive 31,747,449 Japanese Yen in exchange for U.S. Dollars	10/2/2008	$301,830	$298,547	$3,283
Receive 20,395,778 Japanese Yen in exchange for U.S. Dollars	10/3/2008	$192,327	$191,901	426
Receive 1,034,299 Norwegian Kron in exchange for U.S. Dollars	10/2/2008	$179,118	$176,132	2,986

Total				$6,695

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.8%):
Aerospace & Defense (3.0%):
38,100	Empresa Brasileira de Aeronautica SA, ADR	$1,029,081
11,300	L-3 Communications Holdings, Inc.	1,111,016

		2,140,097

Auto Components (1.1%):
21,900	WABCO Holdings, Inc.	778,326

Automobiles (0.6%):
11,900	Harley-Davidson, Inc.	443,870

Beverages (2.9%):
73,200	Constellation Brands, Inc.*	1,570,872
19,400	Dr. Pepper Snapple Group, Inc.*	513,712

		2,084,584

Capital Markets (6.4%):
75,100	Invesco, Ltd.	1,575,598
69,800	Jefferies Group, Inc.	1,563,520
13,000	Legg Mason, Inc.	494,780
38,600	Morgan Stanley	887,800

		4,521,698

Commercial Banks (3.4%):
54,500	First Horizon National Corp.	517,750
46,800	KeyCorp	558,792
162,200	National City Corp.	283,850
27,000	Zions Bancorp	1,044,900

		2,405,292

Communications Equipment (0.9%):
82,900	Arris Group, Inc.*	640,817

Construction & Engineering (1.4%):
50,600	Chicago Bridge & Iron Co., New York Registered Shares	973,544

Distributors (2.3%):
57,400	Eagle Bulk Shipping, Inc.	800,156
53,500	Ingram Micro, Inc., Class A*	859,745

		1,659,901

Diversified Financial Services (2.3%):
27,900	Lender Processing Services, Inc.	851,508
23,900	Moody’s Corp.	812,600

		1,664,108

Electric Utilities (7.1%):
38,000	DPL, Inc.	942,400
164,600	Dynegy, Inc.*	589,268
7,700	Entergy Corp.	685,377
22,500	FirstEnergy Corp.	1,507,275
35,200	PPL Corp.	1,303,104

		5,027,424

Electronic Equipment & Instruments (3.6%):
25,800	Anixter International, Inc.*	1,535,358
42,200	Avnet, Inc.*	1,039,386

		2,574,744

Energy Equipment & Services (4.5%):
10,800	National-Oilwell Varco, Inc.*	542,484
16,700	Noble Corp.	733,130
14,300	Oceaneering International, Inc.*	762,476
21,700	Tidewater, Inc.	1,201,312

		3,239,402

Food Products (2.3%):
60,200	ConAgra Foods, Inc.	1,171,492
27,800	Smithfield Foods, Inc.*	441,464

		1,612,956

Gas Utilities (0.9%):
11,300	Noble Energy, Inc.	628,167

Health Care Equipment & Supplies (1.8%):
23,800	Covidien, Ltd.	1,279,488

Health Care Providers & Services (4.3%):
28,000	Aetna, Inc.	1,011,080
27,000	CIGNA Corp.	917,460
34,900	Coventry Health Care, Inc.*	1,135,995

		3,064,535

Hotels, Restaurants & Leisure (2.2%):
33,300	Brinker International, Inc.	595,737
34,100	Darden Restaurants, Inc.	976,283

		1,572,020

Household Durables (3.6%):
2,770	NVR, Inc.*	1,584,440
12,300	Whirlpool Corp.	975,267

		2,559,707

Independent Power Producers & Energy Traders (1.3%):
37,500	NRG Energy, Inc.*	928,125

Industrial Conglomerate (0.8%):
23,500	McDermott International, Inc.*	600,425

Insurance (4.3%):
25,100	Assurant, Inc.	1,380,500
25,300	StanCorp Financial Group, Inc.	1,256,904
17,500	W.R. Berkley Corp.	412,125

		3,049,529

IT Services (2.4%):
34,200	Affiliated Computer Services, Inc., Class A*	1,731,546

Machinery (3.5%):
17,300	Eaton Corp.	971,914
41,000	Sterlite Industries (India), Ltd.^	369,410
38,000	Terex Corp.*	1,159,760

		2,501,084

Marine (0.8%):
25,107	Ship Finance International, Ltd.	541,307

Media (1.6%):
35,700	McGraw-Hill Cos., Inc. (The)	1,128,477

Metals & Mining (5.7%):
13,000	Cleveland-Cliffs, Inc.	688,220
26,100	Freeport-McMoRan Copper & Gold, Inc., Class A	1,483,785
36,000	Teck Cominco, Ltd., Class B	1,048,320
10,400	United States Steel Corp.	807,144

		4,027,469

Multiline Retail (3.4%):
38,700	J.C. Penney Co., Inc.	1,290,258
63,300	Macy’s, Inc.	1,138,134

		2,428,392

Oil, Gas & Consumable Fuels (8.6%):
7,700	Apache Corp.	802,956
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
45,100	Denbury Resources, Inc.*	$858,704
30,900	Southwestern Energy Co.*	943,686
99,505	Talisman Energy, Inc.	1,414,961
18,100	Whiting Petroleum Corp.*	1,289,806
17,075	XTO Energy, Inc.	794,329

		6,104,442

Personal Products (2.3%):
56,000	NBTY, Inc.*	1,653,120

Pharmaceuticals (2.3%):
34,800	Shire plc, ADR	1,661,700

Real Estate Investment Trusts (REITs) (3.4%):
82,200	Annaly Capital Management, Inc.	1,105,590
30,500	Developers Diversified Realty Corp.	966,545
4,100	Vornado Realty Trust	372,895

		2,445,030

Semiconductors & Semiconductor Equipment (1.2%):
44,300	International Rectifier Corp.*	842,586

Software (0.6%):
59,400	Cadence Design Systems, Inc.*	401,544

Total Common Stocks (Cost $83,142,534)		68,915,456

Deposit Account (3.9%):
2,773,346	NTRS London Deposit Account	2,773,346

Total Deposit Account (Cost $2,773,346)		2,773,346

Collateral For Securities On Loan (0.1%):
48,848	Northern Trust Liquid Institutional Asset Portfolio	48,848

Total Collateral For Securities On Loan (Cost $48,848)		48,848

Total Investment Securities (Cost $85,964,728)(a)—100.8%		71,737,650

Net other assets (liabilities) — (0.8)%		(590,802)

NET ASSETS — 100.0%		$71,146,848

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

PLC	Public Liability Co.

(a)	Cost for federal income tax purposes is $86,655,348. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,916,321
Unrealized depreciation	(16,834,019)

Net unrealized depreciation	$(14,917,698)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	87.7%
Canada	3.4%
Bermuda	2.5%
United Kingdom	2.3%
Brazil	1.4%
Netherlands	1.4%
Panama	0.8%
India	0.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (1.2%):
69,500	Orbital Sciences Corp.*	$1,665,915

Airlines (1.5%):
285,400	AirTran Holdings, Inc.*^	693,522
42,424	Copa Holdings SA, Class A	1,378,780

		2,072,302

Auto Components (1.3%):
100,800	LKQ Corp.*	1,710,576

Biotechnology (6.0%):
160,400	BioMarin Pharmaceutical, Inc.*^	4,248,996
62,556	Cubist Pharmaceuticals, Inc.*	1,390,620
698,031	Indevus Pharmaceuticals, Inc.*^	2,338,404

		7,978,020

Chemicals (1.2%):
53,830	Intrepid Potash, Inc.*^	1,599,828

Commercial Services & Supplies (8.8%):
42,800	Administaff, Inc.	1,165,016
221,167	AerCap Holdings NV*	2,346,582
13,800	FTI Consulting, Inc.*	996,912
54,816	Huron Consulting Group, Inc.*^	3,123,416
315,781	Innerworkings, Inc.*^	3,502,011
60,127	MPS Group, Inc.*	606,080

		11,740,017

Communications Equipment (1.1%):
112,801	Starent Networks Corp.*^	1,459,645

Diversified Consumer Services (1.6%):
22,296	American Public Education*	1,076,451
38,200	K12, Inc.*	1,012,300

		2,088,751

Diversified Financial Services (3.0%):
74,800	FCStone Group, Inc.*^	1,345,652
4,200	Greenhill & Co., Inc.	309,750
165,389	Nelnet, Inc., Class A	2,348,524

		4,003,926

Diversified Telecommunication Services (0.9%):
94,813	Switch & Data Facilities Co., Inc.*	1,180,422

Electric Utilities (0.8%):
105,782	EnerNOC, Inc.*^	1,093,786

Food Products (2.0%):
43,700	Green Mountain Coffee Roasters, Inc.*^	1,719,158
160,115	SunOpta, Inc.*	986,308

		2,705,466

Health Care Equipment & Supplies (3.8%):
161,100	Ev3, Inc.*	1,617,444
73,500	Hansen Medical, Inc.*^	987,840
44,900	Immucor, Inc.*	1,435,004
28,600	Masimo Corp.*^	1,063,920

		5,104,208

Health Care Providers & Services (2.8%):
91,518	IPC Hospitalist Co. (The)*	2,352,012
37,400	Psychiatric Solutions, Inc.*	1,419,330

		3,771,342

Health Care Technology (1.5%):
93,225	Phase Forward, Inc.*	1,949,335

Hotels, Restaurants & Leisure (5.7%):
118,368	BJ’s Restaurants, Inc.*^	1,413,314
52,926	Life Time Finess, Inc.*^	1,654,996
421,246	Pinnacle Entertainment, Inc.*^	3,184,620
155,900	Texas Roadhouse, Inc., Class A*^	1,401,541

		7,654,471

Internet Software & Services (5.2%):
76,900	Ariba, Inc.*^	1,086,597
101,957	Omniture, Inc.*^	1,871,931
120,467	VistaPrint, Ltd.*^	3,956,136

		6,914,664

IT Services (4.2%):
255,950	Bluephoenix Solutions, Ltd.*^	900,944
22,300	CACI International, Inc., Class A*	1,117,230
274,200	Sapient Corp.*	2,037,306
63,033	Syntel, Inc.	1,544,308

		5,599,788

Machinery (1.5%):
42,586	Dynamic Materials Corp.	988,421
49,125	Titan International, Inc.^	1,047,345

		2,035,766

Oil, Gas & Consumable Fuels (16.7%):
69,800	Carrizo Oil & Gas, Inc.*	2,531,646
51,900	Comstock Resources, Inc.*	2,597,595
108,264	EXCO Resources, Inc.*	1,766,869
53,711	GMX Resources, Inc.*^	2,567,386
43,974	Goodrich Petroleum Corp.*^	1,916,827
214,948	Petrohawk Energy Corp.*	4,649,325
185,087	PetroQuest Energy, Inc.*	2,841,085
173,900	Quicksilver Resources, Inc.*	3,413,657

		22,284,390

Pharmaceuticals (10.3%):
385,043	Cardiome Pharma Corp.*^	2,926,327
605,111	Durect Corp.*^	3,388,622
176,512	Halozyme Therapeutics, Inc.*^	1,295,598
287,708	POZEN, Inc.*^	3,023,811
77,521	Sepracor, Inc.*	1,419,409
16,800	United Therapeutics Corp.*	1,766,856

		13,820,623

Road & Rail (4.2%):
89,767	Celadon Group, Inc.*	1,029,627
102,854	Knight Transportation, Inc.^	1,745,432
62,200	Old Dominion Freight Line, Inc.*	1,762,748
84,544	Vitran Corp., Inc.*	1,138,808

		5,676,615

Semiconductors & Semiconductor Equipment (4.5%):
91,900	Atheros Communications*^	2,167,002
121,996	Netlogic Microsystems, Inc.*^	3,689,159
6,521	Verigy, Ltd.*	106,162

		5,962,323

Software (4.1%):
81,187	Commvault Systems, Inc.*	978,303
83,074	Taleo Corp., Class A*	1,652,342
49,046	Ultimate Software Group, Inc.*	1,324,242
160,225	Wind River Systems, Inc.*	1,602,250

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
		$5,557,137

Textiles, Apparel & Luxury Goods (2.4%):
44,350	Under Armour, Inc.*^	1,408,556
103,500	Volcom, Inc.*^	1,788,480

		3,197,036

Transportation Infrastructure (3.2%):
191,296	Aegean Marine Petroleum Network, Inc.	4,275,465

Total Common Stocks (Cost $148,774,736)		133,101,817

Collateral For Securities On Loan (33.5%):
44,768,870	Allianz Dresdner Daily Asset Fund#	44,768,870

Total Collateral For Securities On Loan (Cost $44,768,870)		44,768,870

Total Investment Securities (Cost $193,543,606)(a)—133.0%		177,870,687

Net other assets (liabilities) — (33.0)%		(44,173,348)

NET ASSETS — 100.0%		$133,697,339

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $204,065,408. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,077,926
Unrealized depreciation	(32,272,647)

Net unrealized depreciation	$(26,194,721)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	87.1%
Canada	3.8%
Greece	3.2%
Bermuda	3.0%
Netherlands	1.8%
Panama	1.0%
Singapore	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.8%):
Aerospace & Defense (6.1%):
124,700	Boeing Co. (The)	$7,151,545
131,000	Raytheon Co.	7,009,810

		14,161,355

Biotechnology (4.4%):
116,785	Biogen, Inc.*	5,873,118
138,100	Regeneron Pharmaceuticals, Inc.*	3,014,723
111,300	Theravance, Inc.*	1,386,798

		10,274,639

Chemicals (1.1%):
138,000	Nalco Holding Co.	2,558,520

Commercial Banks (0.7%):
907,300	National City Corp.^	1,587,775

Diversified Financial Services (17.1%):
152,000	Bank of America Corp.	5,320,000
201,000	Capital One Financial Corp.	10,251,000
701,700	CIT Group, Inc.	4,883,832
354,000	Citigroup, Inc.	7,260,540
255,300	JP Morgan Chase & Co.	11,922,510

		39,637,882

Electric Utilities (3.9%):
70,800	Exelon Corp.	4,433,496
125,000	Southern Co.	4,711,250

		9,144,746

Food & Staples Retailing (2.7%):
202,721	SYSCO Corp.	6,249,888

Food Products (5.8%):
493,300	Unilever PLC ADR	13,422,693

Health Care Providers & Services (8.5%):
276,000	Aetna, Inc.	9,966,360
210,500	WellPoint, Inc.*	9,845,085

		19,811,445

Independent Power Producers & Energy Traders (1.3%):
127,000	Constellation Energy Group, Inc.	3,086,100

Industrial Conglomerates (7.8%):
71,000	3M Co.	4,850,010
520,000	General Electric Co.	13,260,000

		18,110,010

Insurance (6.8%):
736,200	Genworth Financial, Inc.	6,338,682
152,300	Hartford Financial Services Group, Inc.	6,242,777
46,000	Prudential Financial, Inc.	3,312,000

		15,893,459

Metals & Mining (1.0%):
108,000	Cameco Corp.	2,409,480

Multiline Retail (4.5%):
198,100	Family Dollar Stores, Inc.	4,694,970
95,000	Wal-Mart Stores, Inc.	5,689,550

		10,384,520

Oil, Gas & Consumable Fuels (17.1%):
165,000	BP plc, ADR	8,278,050
140,000	ChevronTexaco Corp.	11,547,200
132,200	Halliburton Co.	4,281,958
72,000	Hess Corp.	5,909,760
206,600	XTO Energy, Inc.	9,611,032

		39,628,000

Pharmaceuticals (1.6%):
200,116	Sepracor, Inc.*	3,664,124

Real Estate Investment Trusts (REITs) (5.3%):
553,000	Annaly Capital Management, Inc.	7,437,850
394,300	CapitalSource, Inc.	4,849,890

		12,287,740

Specialty Retail (1.1%):
102,700	PetSmart, Inc.	2,537,717

Total Common Stocks (Cost $295,636,540)		224,850,093

Deposit Account (3.8%):
8,802,847	NTRS London Deposit Account	8,802,847

Total Deposit Account (Cost $8,802,847)		8,802,847

Total Investment Securities (Cost $304,439,387)(a)—100.6%		233,652,940

Net other assets (liabilities) — (0.6)%		(1,448,947)

NET ASSETS — 100.0%		$232,203,993

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

PLC	Public Liability Co.

(a)	Cost for federal income tax purposes is $305,227,677. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,039,222
Unrealized depreciation	(77,613,959)

Net unrealized depreciation	$(71,574,737)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008.

Country	Percentage
United States	89.7%
United Kingdom	9.3%
Canada	1.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (4.3%):
12,040	Boeing Co. (The)	$690,494
42,700	Empresa Brasileira de Aeronautica SA, ADR	1,153,327
74,160	European Aeronautic Defence and Space Co.	1,282,969
10,210	Lockheed Martin Corp.	1,119,730
11,720	Northrop Grumman Corp.	709,529
22,900	Raytheon Co.	1,225,379

		6,181,428

Air Freight & Logistics (0.9%):
43,900	TNT NV	1,227,630

Automobiles (2.5%):
31,028	Bayerische Motoren Werke AG (BMW)	1,215,813
11,634	Bayerische Motoren Werke Pfd (BMW)	353,134
8,542	Porsche AG	934,253
26,500	Toyota Motor Corp.	1,125,273

		3,628,473

Beverages (3.3%):
17,890	Companhia de Bebidas das Americas, ADR, Preferred Shares^	976,973
54,504	Diageo plc	922,507
16,808	Dr. Pepper Snapple Group, Inc.*	445,076
412,900	Fomento Economico Mexicano, SAB de CV	1,579,624
183,690	Grupo Modelo, SA de CV, Series C	781,195

		4,705,375

Biotechnology (0.8%):
17,300	Acadia Pharmaceuticals, Inc.*^	46,364
15,700	InterMune, Inc.*	268,627
10,500	Regeneron Pharmaceuticals, Inc.*	229,215
29,300	Seattle Genetics, Inc.*	313,510
25,700	Theravance, Inc.*^	320,222

		1,177,938

Building Products (1.1%):
124,300	Assa Abloy AB, Class B	1,511,696

Commercial Banks (6.2%):
53,887	Credit Suisse Group	2,566,320
128,790	HSBC Holdings plc	2,032,756
500	ICICI Bank, Ltd., ADR	11,760
458,790	Royal Bank of Scotland Group plc	1,519,534
12,412	Societe Generale	1,126,533
263	Sumitomo Mitsui Financial Group, Inc.^	1,647,894

		8,904,797

Commercial Services & Supplies (0.8%):
53,878	Experian plc	357,204
19,600	Secom Co, Ltd.	819,552

		1,176,756

Communications Equipment (6.8%):
93,570	Corning, Inc.	1,463,435
112,570	Juniper Networks, Inc.*	2,371,850
54,080	Tandberg ASA^	729,424
537,670	Telefonaktiebolaget LM Ericsson, Class B	5,070,516
125,200	Wire and Wireless India, Ltd.*	45,117

		9,680,342

Consumer Finance (0.9%):
68,600	SLM Corp.*	846,524
119	Sony Financial Holdings, Inc.	469,795

		1,316,319

Diversified Financial Services (2.3%):
52,810	3I Group plc	666,503
57,400	Citigroup, Inc.	1,177,274
75,753	Investor AB, B Shares	1,416,992

		3,260,769

Electric Utilities (1.1%):
44,900	Fortum OYJ	1,514,697

Electrical Equipment (1.5%):
38,500	Emerson Electric Co.	1,570,415
85,000	Mitsubishi Electric Corp.	572,832

		2,143,247

Electronic Equipment & Instruments (3.0%):
49,000	HOYA Corp.	970,880
4,830	Keyence Corp.	960,856
7,900	KYOCERA Corp.	599,004
29,900	Murata Manufacturing Co., Ltd.	1,199,901
8,400	Nidec Corp.	516,730

		4,247,371

Energy Equipment & Services (2.6%):
28,450	Technip SA	1,597,990
19,772	Transocean, Inc.*	2,171,757

		3,769,747

Food & Staples Retailing (1.6%):
25,185	Seven & I Holdings, Ltd.	724,986
225,963	Tesco plc	1,571,218

		2,296,204

Food Products (0.8%):
117,195	Cadbury plc	1,179,946

Health Care Equipment & Supplies (0.6%):
79,695	Smith & Nephew plc	839,896

Health Care Providers & Services (0.9%):
25,000	Aetna, Inc.	902,750
9,500	WellPoint, Inc.*	444,315

		1,347,065

Hotels, Restaurants & Leisure (3.3%):
24,087	Aristocrat Leisure, Ltd.	127,337
60,400	Carnival Corp.	2,135,140
23,550	International Game Technology	404,589
32,200	McDonald’s Corp.	1,986,740
29,900	Shuffle Master, Inc.*	152,191

		4,805,997

Household Durables (2.8%):
68,100	Koninklijke Philips Electronics NV	1,864,385
69,400	Sony Corp.	2,146,551

		4,010,936

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Products (2.4%):
19,500	Colgate-Palmolive Co.	$1,469,325
39,353	Reckitt Benckiser Group plc	1,905,121

		3,374,446

Industrial Conglomerates (4.1%):
27,000	3M Co.	1,844,370
118,400	Hindustan Unilever, Ltd.	642,015
36,017	Siemens AG	3,408,141

		5,894,526

Insurance (2.9%):
27,500	AFLAC, Inc.	1,615,625
138,340	Prudential plc	1,273,198
72,600	XL Capital, Ltd., Class A	1,302,444

		4,191,267

Internet Software & Services (1.7%):
106,800	eBay, Inc.*	2,390,184

IT Services (1.3%):
45,000	Automatic Data Processing, Inc.	1,923,750

Leisure Equipment & Products (0.2%):
30,300	Sega Sammy Holdings, Inc.	270,893

Machinery (0.3%):
6,300	Fanuc, Ltd.	475,268

Media (3.9%):
137,370	Dish TV India, Ltd.*	81,533
89,700	Grupo Televisa SA, ADR	1,961,739
647,800	Sirius XM Radio, Inc.*	369,246
64,200	Walt Disney Co. (The)	1,970,298
69,860	WPP Group plc	566,863
147,000	Zee Telefilms, Ltd.	627,512

		5,577,191

Multiline Retail (1.4%):
32,700	Wal-Mart Stores, Inc.	1,958,403

Oil, Gas & Consumable Fuels (3.1%):
25,670	BP plc, ADR	1,287,864
49,420	Husky Energy, Inc.	2,052,974
18,010	Total SA	1,086,403

		4,427,241

Pharmaceuticals (4.1%):
1,247	Basilea Pharmaceutica AG*	183,347
12,502	NicOx SA*	136,028
19,803	Roche Holding AG	3,087,853
23,305	Sanofi-Aventis, ADR	1,531,651
48,000	Shionogi & Co., Ltd.	971,371

		5,910,250

Semiconductors & Semiconductor Equipment (5.9%):
65,600	Altera Corp.	1,356,608
40,700	Cree, Inc.*	927,146
25,800	Linear Technology Corp.	791,028
64,100	Maxim Integrated Products, Inc.	1,160,210
146,429	MediaTek, Inc.	1,529,600
658,173	Taiwan Semiconductor Manufacturing Co., Ltd.	1,082,515
55,554	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	520,541
46,400	Xilinx, Inc.	1,088,080

		8,455,728

Software (9.4%):

61,800	Adobe Systems, Inc.*	2,439,246
56,786	Infosys Technologies, Ltd.	1,715,867
80,000	Intuit, Inc.*	2,528,800
104,400	Microsoft Corp.	2,786,436
2,200	Nintendo Co., Ltd.	915,956
50,913	SAP AG	2,731,358
10,000	SQUARE ENIX Co., Ltd.	292,012

		13,409,675

Specialty Retail (3.8%):
58,540	Hennes & Mauritz AB	2,383,328
35,200	Industria de Diseno Textil SA	1,501,395
43,600	Tiffany & Co.	1,548,672

		5,433,395

Textiles, Apparel & Luxury Goods (3.2%):
93,400	Bulgari SPA^	831,086
78,324	Burberry Group plc	548,783
27,540	LVMH Moet Hennessy Louis Vuitton SA	2,431,353
15,400	Tod’s SPA^	769,518

		4,580,740

Wireless Telecommunication Services (3.4%):
315	KDDI Corp.	1,764,574
64,060	SK Telecom Co., Ltd., ADR	1,205,609
11,500	Turkcell Iletisim Hizmetleri AS, ADR	172,385
786,806	Vodafone Group plc	1,737,954

		4,880,522

Total Common Stocks (Cost $149,054,981)		142,080,108

Convertible Bonds (0.1%):
Pharmaceuticals (0.1%):
155,000	Theravance, Inc., 3.00%, 1/15/15	111,600

Total Convertible Bonds (Cost $155,000)		111,600

Deposit Account (0.4%):
634,853	NTRS London Deposit Account	634,853

Total Deposit Account (Cost $634,853)		634,853

Collateral For Securities On Loan (2.3%):
3,225,047	Northern Trust Liquid Institutional Asset Portfolio	3,225,047

Total Collateral For Securities On Loan (Cost $3,225,047)		3,225,047

Total Investment Securities (Cost $153,069,881)(a)—102.0%		146,051,608

Net other assets (liabilities) — (2.0)%		(2,805,000)

NET ASSETS — 100.0%		$143,246,608

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $157,119,470. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,252,958
Unrealized depreciation	(25,320,820)

Net unrealized depreciation	$(11,067,862)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	31.9%
Japan	11.5%
United Kingdom	11.2%
Sweden	7.3%
Germany	6.1%
France	5.5%
Switzerland	4.1%
Netherlands	3.1%
Mexico	3.0%
Cayman Islands	2.4%
Taiwan	2.2%
India	2.2%
Panama	1.5%
Brazil	1.5%
Canada	1.4%
Italy	1.1%
Finland	1.1%
Spain	1.1%
Korea	0.8%
Norway	0.5%
Ireland	0.3%
Turkey	0.1%
Australia	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.1%):
Aerospace & Defense (0.9%):
204,000	Empresa Brasileira de Aeronautica SA, ADR	$1,383,305

Automobiles (2.2%):
16,406	Bayerische Motoren Werke AG (BMW)	642,859
30,574	Honda Motor Co.	908,188
6,938	Porsche AG	758,821
29,300	Toyota Motor Corp.	1,244,170

		3,554,038

Beverages (1.6%):
178,900	C&C Group plc	479,416
15,550	Heineken NV	626,538
16,046	Pernod-Ricard SA	1,410,489

		2,516,443

Biotechnology (1.1%):
53,800	CSL, Ltd.	1,620,210
2,547,200	Proteome Systems, Ltd.*	140,861

		1,761,071

Capital Markets (1.8%):
559,300	Collins Stewart plc	647,380
96,550	ICAP plc	623,963
332,670	Tullet Prebon plc	1,644,113

		2,915,456

Chemicals (2.5%):
187,390	Filtrona plc	543,541
155,952	Nufarm, Ltd.	1,893,031
568	Sika AG-BEARER	641,028
4,840	Syngenta AG	1,027,957

		4,105,557

Commercial Banks (2.5%):
193,517	Anglo Irish Bank Corp. plc	1,085,155
13,061	Credit Suisse Group	622,018
42,600	ICICI Bank, Ltd., ADR	1,001,952
124,615	Royal Bank of Scotland Group plc	412,731
9,359	Societe Generale	849,438

		3,971,294

Commercial Services & Supplies (4.1%):
24,660	Aggreko plc	239,481
203,450	BTG plc*	508,399
295,135	Capita Group plc	3,667,682
116,896	Experian plc	775,005
40,700	Prosegur Compania de Seguridad SA	1,419,976

		6,610,543

Communications Equipment (3.2%):
21,300	Nokia OYJ	397,033
33	Nortel Networks Corp., ADR*	74
167,700	Tandberg ASA^	2,261,915
263,480	Telefonaktiebolaget LM Ericsson, Class B	2,484,758

		5,143,780

Computers & Peripherals (0.3%):
21,736	Logitech International SA*	495,499

Construction & Engineering (2.5%):
34,525	Koninklijke Boskalis Westminster NV, CVA	1,633,824
56,869	Leighton Holdings, Ltd.^	1,752,354
10,300	TREVI — Finanziaria Industriale SpA^	168,771
8,699	Vinci SA	410,939

		3,965,888

Diversified Consumer Services (0.4%):
52,540	Dignity plc	656,985

Diversified Financial Services (1.5%):
65,457	3I Group plc	826,117
24,100	Housing Development Finance, Ltd.	1,125,264
336,892	Paragon Group of Cos., plc (The)	393,593

		2,344,974

Electric Utilities (0.4%):
19,300	Fortum OYJ	651,084

Electrical Equipment (4.4%):
195,688	ABB, Ltd.	3,755,216
33,560	Alstom SA	2,530,393
55,100	Ushio, Inc.	900,172

		7,185,781

Electronic Equipment & Instruments (4.4%):
70,400	HOYA Corp.	1,394,897
20,861	IBIDEN Co., Ltd.	508,199
8,620	Keyence Corp.	1,714,819
43,500	Nidec Corp.	2,675,925
35,500	Nippon Electric Glass Co., Ltd.^	321,073
29,700	Omron Corp.	456,297

		7,071,210

Energy Equipment & Services (2.1%):
341,140	Ceres Power Holdings plc*	998,959
6,000	Saipem SpA	177,489
38,860	Technip SA	2,182,703

		3,359,151

Food & Staples Retailing (0.5%):
35,890	Woolworths, Ltd.	775,877

Food Products (1.8%):
3,521	Barry Callebaut AG, Registered Shares	2,117,099
20,022	SFR Nestle SA, Class B	866,224

		2,983,323

Health Care Equipment & Supplies (8.7%):
957,913	Art Advanced Research Technologies, Inc.(a)	81,026
21,700	DiaSorin SPA	423,799
16,530	Essilor International SA	826,471
27,534	Nobel Biocare Holding AG	923,395
149,800	Ortivus AB, Class B*	94,147
98,470	Smith & Nephew plc	1,037,764
231,300	Sonic Healthcare, Ltd.	2,428,354
11,257	Sonova Holding AG	727,519
4,157	Straumann Holding AG, Registered Shares	1,141,465
22,936	Synthes, Inc.^	3,168,923
25,700	Terumo Corp.	1,323,716
42,800	William Demant Holding A\S*	1,937,012

		14,113,591

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.3%):
29,400	Carnival Corp.	$1,039,290
164,530	Enterprise Inns plc	528,952
115,864	William Hill plc^	488,696

		2,056,938

Household Durables (1.8%):
17,564	Daito Trust Construction Co., Ltd.	656,821
30,700	Koninklijke Philips Electronics NV	840,479
30,766	SEB SA	1,362,307

		2,859,607

Household Products (0.3%):
9,410	Reckitt Benckiser Group plc	455,548

Industrial Conglomerates (1.4%):
2,385	Phoenix Mecano AG	883,868
14,113	Siemens AG	1,335,456

		2,219,324

Insurance (2.0%):
101,994	AMP, Ltd.	583,445
60,582	Prudential plc	557,561
99,164	QBE Insurance Group, Ltd.	2,142,549

		3,283,555

Internet Software & Services (2.2%):
56,200	United Internet AG, Registered Shares	615,431
9,080	Yahoo! Japan Corp.^	2,915,589

		3,531,020

IT Services (1.8%):
143,663	Autonomy Corp. plc*	2,640,904
49,381	Compugroup Holding AG*	306,886

		2,947,790

Machinery (2.7%):
154,799	Aalberts Industries NV	1,983,182
31,874	Demag Cranes AG	1,276,893
2,944	Hyundai Heavy Industries Co., Ltd.	683,818
35,413	Takeuchi Manufacturing Co., Ltd.	451,575

		4,395,468

Marine (0.5%):
28,600	Tsakos Energy Navigation, Ltd.	848,276

Media (2.6%):
66,981	British Sky Broadcasting Group plc	498,032
49,800	Grupo Televisa SA, ADR	1,089,126
170,000	Mediaset SPA^	1,076,831
30,660	Vivendi Universal SA	959,307
151,000	Zee Telefilms, Ltd.	644,587

		4,267,883

Medical (0.1%):
6,300	Grifols SA	160,951

Metals & Mining (3.4%):
131,400	Companhia Vale do Rio Doce, ADR, Preferred Shares	2,325,780
83,200	Impala Platinum Holdings, Ltd.	1,692,644
23,702	Rio Tinto plc	1,474,541

		5,492,965

Multiline Retail (0.3%):
5,720	Pinault Printemps Redoute	513,611

Office Electronics (0.8%):
34,650	Canon, Inc.	1,295,645

Oil, Gas & Consumable Fuels (3.2%):
131,040	BG Group plc	2,373,963
18,200	BP plc, ADR	913,094
91,500	MaireTecnimont SpA	319,650
26,070	Total SA	1,572,601

		5,179,308

Personal Products (0.8%):
12,410	L’Oreal SA	1,225,299

Pharmaceuticals (6.0%):
10,200	Astella Pharma, Inc.	428,631
13,082	GlaxoSmithKline plc	282,587
176,800	Marshall Edwards, Inc.*(b)	380,120
238,700	Marshall Edwards, Inc., Private Equity*	427,243
46,361	NeuroSearch A/S*^	2,041,643
121,039	NicOx SA*^	1,316,965
667,032	Novogen, Ltd.*^	608,649
11,212	Roche Holding AG	1,748,271
13,226	Sanofi-Aventis, ADR	869,239
4,736	Santhera Pharmaceuticals*	188,242
32,000	Shionogi & Co., Ltd.	647,581
14,300	Takeda Chemical Industries, Ltd.	720,292

		9,659,463

Real Estate Management & Development (1.5%):
20,828	DIC Asset AG	289,979
72,400	Solidere, GDR	2,080,052

		2,370,031

Road & Rail (0.1%):
29,800	Toll Holdings, Ltd.	166,975

Semiconductors & Semiconductor Equipment (0.4%):
36,500	ASM International NV*^	682,550

Software (3.9%):
37,368	Infosys Technologies, Ltd.	1,129,125
6,600	Nintendo Co., Ltd.	2,747,869
159,060	Sage Group plc	553,645
24,173	SAP AG	1,296,822
18,000	SQUARE ENIX Co., Ltd.	525,623

		6,253,084

Specialty Retail (1.3%):
24,900	Hennes & Mauritz AB	1,013,749
25,700	Industria de Diseno Textil SA^	1,096,189

		2,109,938

Textiles, Apparel & Luxury Goods (3.6%):
218,547	Burberry Group plc	1,531,267
29,082	Compagnie Financiere Richemont SA	1,291,999
34,900	Luxottica Group SPA^	797,721
10,170	LVMH Moet Hennessy Louis Vuitton SA	897,852
7,303	Swatch Group AG, B Shares	1,352,147

		5,870,986

Trading Companies & Distributors (1.3%):
148,242	Bunzl plc	1,734,419
39,690	Wolseley plc	302,227
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Trading Companies & Distributors, continued

		2,036,646

Wireless Telecommunication Services (1.1%):
156	KDDI Corp.	$873,884
394,530	Vodafone Group plc	871,466

		1,745,350

Total Common Stocks (Cost $157,832,345)		147,193,061

Warrants (0.1%):
Pharmaceuticals (0.1%):
48,545	Marshall Edwards, Inc., Private Equity *	58,645
10,000	Marshall Edwards, Inc., Private Equity *	70,730

		129,375

Total Warrants (Cost $—)		129,375

Deposit Account (5.8%):
9,300,864	NTRS London Deposit Account	9,300,864

Total Deposit Account (Cost $9,300,864)		9,300,864

Collateral For Securities On Loan (10.2%):
16,456,778	Allianz Dresdner Daily Asset Fund#	16,456,778

Total Collateral For Securities On Loan (Cost $16,456,778)		16,456,778

Total Investment Securities (Cost $183,589,987)(c)—107.1%		173,080,078

Net other assets (liabilities) — (7.1)%		(11,508,895)

NET ASSETS — 100.0%		$161,571,183

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

#	Investment in affiliate.

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Illiquid security. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $185,799,797. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,196,561
Unrealized depreciation	(32,916,280)

Net unrealized depreciation	$(12,719,719)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United Kingdom	17.3%
Japan	14.5%
Switzerland	13.2%
France	10.7%
Australia	7.7%
United States	6.5%
Germany	4.4%
Netherlands	3.7%
Denmark	2.5%
India	2.5%
Brazil	2.3%
Sweden	2.3%
Spain	1.9%
Italy	1.8%
Ireland	1.5%
Norway	1.4%
Lebanon	1.3%
South Africa	1.1%
Mexico	0.7%
Finland	0.7%
Panama	0.7%
Bermuda	0.5%
Korea	0.4%
European Community	0.3%
Canada	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Aerospace & Defense (4.1%):
2,960	BE Aerospace, Inc.*	$46,857
14,620	Boeing Co. (The)	838,457
520	Ceradyne, Inc.*	19,063
600	DRS Technologies, Inc.	46,050
60	DynCorp International, Inc., Class A*	1,006
590	Esterline Technologies Corp.*	23,358
2,980	General Dynamics Corp.	219,388
4,680	Honeywell International, Inc.	194,454
3,450	L-3 Communications Holdings, Inc.	339,204
12,090	Northrop Grumman Corp.	731,928
870	Orbital Sciences Corp.*	20,854
13,200	Raytheon Co.	706,332
370	Triumph Group, Inc.	16,913
7,960	United Technologies Corp.	478,077

		3,681,941

Air Freight & Logistics (0.1%):
790	HUB Group, Inc., Class A*	29,744
490	Pacer International, Inc.	8,070
770	UTi Worldwide, Inc.	13,105

		50,919

Airlines (0.1%):
1,800	Continental Airlines, Inc., Class B*	30,024
1,300	SkyWest, Inc.	20,774

		50,798

Auto Components (0.4%):
400	ArvinMeritor, Inc.	5,216
1,890	Autoliv, Inc.	63,787
1,970	BorgWarner, Inc.	64,557
210	Exide Technologies*	1,550
4,000	Gentex Corp.	57,200
700	Goodyear Tire & Rubber Co.*	10,717
2,060	Lear Corp.*	21,630
3,850	LKQ Corp.*	65,334
3,360	TRW Automotive Holdings Corp.*	53,458
1,300	WABCO Holdings, Inc.	46,202

		389,651

Automobiles (0.4%):
58,372	Ford Motor Co.*	303,534
360	Navistar International Corp.*	19,505
400	Oshkosh Truck Corp.	5,264
640	Thor Industries, Inc.^	15,885

		344,188

Beverages (1.3%):
10,070	Coca-Cola Co.	532,502
570	Pepsi Bottling Group, Inc. (The)	16,627
8,250	PepsiCo, Inc.	587,977

		1,137,106

Biotechnology (0.9%):
7,750	Amgen, Inc.*	459,343
1,080	Cubist Pharmaceuticals, Inc.*	24,008
2,600	Genentech, Inc.*	230,568
920	Gilead Sciences, Inc.*	41,934
760	Martek Biosciences Corp.	23,879

		779,732

Building Products (0.1%):
450	Armstrong World Industries, Inc.	13,005
770	Lennox International, Inc.	25,618
300	Louisiana-Pacific Corp.	2,790
500	Owens Corning, Inc.*	11,955
1,890	Valspar Corp. (The)	42,128

		95,496

Capital Markets (0.9%):
1,210	BlackRock, Inc.	235,345
2,100	E*TRADE Financial Corp.*	5,880
2,720	Goldman Sachs Group, Inc.	348,160
300	Invesco, Ltd.	6,294
1,660	Knight Capital Group, Inc., Class A*	24,668
1,300	Legg Mason, Inc.	49,478
1,130	Morgan Stanley	25,990
5,000	TD AMERITRADE Holding Corp.*	81,000

		776,815

Chemicals (1.8%):
600	Ashland, Inc.	17,544
970	Celanese Corp., Series A	27,073
740	CF Industries Holdings, Inc.	67,680
4,660	Chemtura Corp.	21,250
680	Cytec Industries, Inc.	26,459
5,900	Dow Chemical Co. (The)	187,502
980	Ferro Corp.	19,698
1,070	H.B. Fuller Co.	22,331
3,400	Hercules, Inc.	67,286
470	Koppers Holdings, Inc.	17,583
370	Minerals Technologies, Inc.	21,963
7,510	Monsanto Co.	743,340
1,990	Mosaic Co., Inc.	135,400
3,430	Nalco Holding Co.	63,592
300	NewMarket Corp.	15,768
980	NOVA Chemicals Corp	22,148
1,000	Olin Corp.	19,400
70	Rockwood Holdings, Inc.*	1,796
3,600	RPM International, Inc.	69,624
930	Scotts Co., Class A	21,985
190	Valhi, Inc.	3,420
780	VeraSun Energy Corp.*	2,441
910	Westlake Chemical Corp.	19,137

		1,614,420

Commercial Banks (0.9%):
2,050	Bank of New York Mellon Corp.	66,789
3,330	Colonial Bancgroup, Inc.	26,174
380	East West Bancorp, Inc.	5,206
90	First Commonwealth Financial Corp.	1,212
3,185	First Horizon National Corp.	30,257
700	First Midwest Bancorp, Inc.	16,968
300	Hancock Holding Co.	15,300
700	International Bancshares Corp.	18,900
1,600	National Penn Bancshares, Inc.^	23,360
1,350	Old National Bancorp	27,027
1,100	Pacific Capital Bancorp	22,385
80	Park National Corp.	6,240
7,510	Popular, Inc.	62,258
3,640	Regions Financial Corp.	34,944
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
1,600	Susquehanna Bancshares, Inc.	$31,232
100	SVB Financial Group*	5,792
1,860	Terra Industries, Inc.	54,684
800	TFS Financial Corp.	10,016
200	Trustmark Corp.	4,148
200	UnionBanCal Corp.	14,658
1,370	Webster Financial Corp.	34,593
6,580	Wells Fargo & Co.	246,947
100	Westamerica Bancorp	5,753
1,100	Zions Bancorp	42,570

		807,413

Commercial Services & Supplies (1.7%):
40	American Reprographics Co.*	690
2,800	Avis Budget Group, Inc.*	16,072
330	Brady Corp., Class A	11,642
1,190	Brink’s Co. (The)	72,614
300	Clean Harbors, Inc.*	20,265
30	Corporate Executive Board Co.	938
100	CoStar Group, Inc.*	4,539
1,370	Deluxe Corp.	19,714
1,030	Fair Isaac Corp.	23,752
100	First Advantage Corp., Class A*	1,405
800	Harte-Hanks, Inc.^	8,296
1,090	Herman Miller, Inc.	26,672
6,310	Hertz Global Holdings, Inc.*	47,767
2,130	Hewitt Associates, Inc., Class A*	77,617
790	HNI Corp.	20,019
2,000	IKON Office Solutions, Inc.	34,020
800	Interface, Inc.	9,096
500	Korn/Ferry International*	8,910
20	M & F Worldwide Corp.*	800
1,550	Manpower, Inc.	66,898
3,870	Monster Worldwide, Inc.*	57,702
2,040	MPS Group, Inc.*	20,563
100	Navigant Consulting, Inc.*	1,989
770	PHH Corp.*	10,233
20	PICO Holdings, Inc.*	718
3,270	R.R. Donnelley & Sons Co.	80,213
980	Resources Connection, Inc.*	22,079
3,440	Robert Half International, Inc.	85,140
1,970	Steelcase, Inc., Class A	21,178
550	TeleTech Holdings, Inc.*	6,842
850	Ticketmaster*	9,121
390	United Stationers, Inc.*	18,654
100	Warner Music Group Corp.	760
20,870	Waste Management, Inc.	657,196
980	Watson Wyatt Worldwide, Inc.	48,735

		1,512,849

Communications Equipment (2.7%):
300	3 Com Corp.*	699
1,090	ADTRAN, Inc.	21,244
950	Avocent Corp.*	19,437
700	Ciena Corp.*	7,056
64,530	Cisco Systems, Inc.*	1,455,797
300	Comtech Telecommunications Corp.*	14,772
6,320	Corning, Inc.	98,845
1,520	Harris Corp.	70,224
7,520	JDS Uniphase Corp.*	63,619
1,110	Plantronics, Inc.	24,997
2,040	Polycom, Inc.*	47,185
11,820	QUALCOMM, Inc.	507,906
1,660	Tekelec*	23,223
7,040	Tellabs, Inc.*	28,582
20	ViaSat, Inc.*	472

		2,384,058

Computers & Peripherals (5.5%):
5,560	Apple, Inc.*	631,950
300	Avid Technology, Inc.*	7,218
10,640	Brocade Communications Systems, Inc.*	61,925
4,920	Dell, Inc.*	81,082
480	Electronics For Imaging, Inc.*	6,686
6,230	EMC Corp.*	74,511
1,970	Emulex Corp.*	21,020
39,780	Hewlett-Packard Co.	1,839,427
200	Intermec, Inc.*	3,928
13,210	International Business Machines Corp.	1,545,041
2,360	Lexmark International, Inc.*	76,865
3,400	NCR Corp.*	74,970
3,420	QLogic Corp.*	52,531
4,000	SanDisk Corp.*	78,200
19,260	Seagate Technology	233,431
1,000	Synaptics, Inc.*	30,220
3,700	Western Digital Corp.*	78,884

		4,897,889

Construction & Engineering (0.2%):
2,240	Aecom Technology Corp.*	54,746
1,250	Centex Corp.	20,250
2,100	Emcor Group, Inc.*	55,272
750	Granite Construction, Inc.	26,865
2,790	KBR, Inc.	42,603
1,850	Pulte Homes, Inc.	25,844

		225,580

Consumer Finance (0.1%):
1,260	AmeriCredit Corp.*	12,764
580	Cash America International, Inc.	20,903
920	Visa, Inc., Class A	56,479

		90,146

Containers & Packaging (0.5%):
300	AptarGroup, Inc.	11,733
170	Ball Corp.	6,713
2,800	Crown Holdings, Inc.*	62,188
1,160	Greif, Inc., Class A	76,119
2,390	Owens-Illinois, Inc.*	70,266
800	Rock-Tenn Co., Class A	31,984
4,030	Sealed Air Corp.	88,620
180	Silgan Holdings, Inc.	9,196
2,490	Sonoco Products Co.	73,903
1,100	Temple Inland, Inc.	16,786
130	Textainer Group Holdings, Ltd.	1,975

		449,483

Distributors (0.2%):
1,300	Genuine Parts Co.	52,273
4,400	Ingram Micro, Inc., Class A*	70,708
730	WESCO International, Inc.*	23,491

		146,472

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Consumer Services (0.1%):
300	Career Education Corp.*	$4,905
200	Corinthian Colleges, Inc.*	3,000
1,340	H&R Block, Inc.	30,217
850	Interval Leisure Group, Inc.*	8,840
460	Regis Corp.	12,650
5,200	Service Corp. International	43,472

		103,084

Diversified Financial Services (2.7%):
50	AMERCO*	2,096
18,668	Bank of America Corp.	653,380
3,100	Broadridge Financial Solutions, Inc.	47,709
100	Cathay General Bancorp	2,380
19,800	Citigroup, Inc.	406,098
7,090	Discover Financial Services	97,984
1,000	FirstMerit Corp.	21,000
570	GATX Corp.	22,555
30	Greenhill & Co., Inc.	2,212
20,634	JP Morgan Chase & Co.	963,608
340	KBW, Inc.*	11,200
1,660	Leucadia National Corp.	75,430
200	Metavante Technologies, Inc.*	3,852
2,680	NASDAQ Stock Market, Inc.*	81,928
40	Nelnet, Inc., Class A	568
100	Stifel Financial Corp.*	4,990
80	Student Loan Corp. (The)	7,440
143	Tree.Com Inc.*	689

		2,405,119

Diversified Telecommunication Services (2.4%):
45,509	AT&T, Inc.	1,270,611
600	CenturyTel, Inc.	21,990
900	Clearwire Corp., Class A*	10,692
1,530	EchoStar Corp., Class A*	36,873
2,270	Embarq Corp.	92,049
300	MasTec, Inc.*	3,987
1,400	Premiere Global Services, Inc.*	19,684
19,380	Verizon Communications, Inc.	621,904
6,620	Windstream Corp.	72,423

		2,150,213

Electric Utilities (1.3%):
180	American Electric Power Co., Inc.	6,674
2,390	DPL, Inc.	59,272
37,440	Duke Energy Corp.	652,579
800	Edison International	31,920
150	Exelon Corp.	9,393
4,860	FirstEnergy Corp.	325,571
350	Hawaiian Electric Industries, Inc.	10,189
4,670	Reliant Energy, Inc.*	34,325
1,400	Sierra Pacific Resources	13,412
590	Unisource Energy Corp.	17,222

		1,160,557

Electrical Equipment (0.5%):
560	A.O. Smith Corp.	21,946
670	Acuity Brands, Inc.	27,979
820	Baldor Electric Co.	23,624
750	Belden CDT, Inc.	23,843
1,680	Cooper Industries, Ltd., Class A	67,116
3,380	Emerson Electric Co.	137,870
3,150	GrafTech International, Ltd.*	47,597
200	Regal-Beloit Corp.	8,504
1,610	Thomas & Betts Corp.*	62,903
1,860	Woodward Governor Co.	65,602

		486,984

Electronic Equipment & Instruments (0.9%):
5,300	Agilent Technologies, Inc.*	157,198
2,300	Amphenol Corp., Class A	92,322
600	Anixter International, Inc.*	35,706
2,740	Arrow Electronics, Inc.*	71,843
3,030	Avnet, Inc.*	74,629
1,060	AVX Corp.	10,801
1,500	Benchmark Electronics, Inc.*	21,120
500	Cognex Corp.	10,080
420	Coherent, Inc.*	14,931
300	Dolby Laboratories, Inc., Class A*	10,557
130	Hubbell, Inc., Class B	4,556
200	Itron, Inc.*	17,706
6,090	Jabil Circuit, Inc.	58,099
30	Littlelfuse, Inc.*	892
3,300	Molex, Inc.	74,085
880	Plexus Corp.*	18,216
200	Rofin-Sinar Technologies, Inc.*	6,122
300	Roper Industries, Inc.	17,088
290	Technitrol, Inc.	4,289
4,400	Tyco Electronics, Ltd.	121,704
2,900	Vishay Intertechnology, Inc.*	19,198

		841,142

Energy Equipment & Services (1.9%):
2,060	Dresser-Rand Group, Inc.*	64,828
300	Lufkin Industries, Inc.	23,805
2,350	Nabors Industries, Ltd.*	58,562
13,830	Noble Corp.	607,137
1,550	Oil States International, Inc.*	54,792
200	Parker Drilling Co.*	1,604
3,130	Patterson-UTI Energy, Inc.	62,663
160	Pioneer Drilling Co.*	2,128
6,950	Schlumberger, Ltd.	542,725
290	Seacor Holdings, Inc.*	22,896
2,220	Transocean, Inc.*	243,845
1,030	Unit Corp.*	51,315

		1,736,300

Food & Staples Retailing (1.7%):
730	Casey’s General Stores, Inc.	22,024
2,660	CVS Caremark Corp.	89,536
290	Fresh Del Monte Produce, Inc.*	6,438
30,020	Kroger Co.	824,950
300	Longs Drug Stores Corp.	22,692
23,510	Safeway, Inc.	557,657
100	Weis Markets, Inc.	3,601

		1,526,898

Food Products (0.1%):
1,240	Del Monte Foods Co.	9,672
500	Pilgrim’s Pride Corp.	1,245
3,310	Tyson Foods, Inc., Class A	39,521

		50,438

Gas Utilities (0.7%):
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Gas Utilities, continued
490	Laclede Group, Inc. (The)	$23,760
200	New Jersey Resources Corp.	7,178
9,730	Noble Energy, Inc.	540,891
100	South Jersey Industries, Inc.	3,570
400	Southwest Gas Corp.	12,104
840	WGL Holdings, Inc.	27,258

		614,761

Health Care Equipment & Supplies (0.4%):
850	American Medical Systems Holdings, Inc.*	15,096
300	Analogic Corp.	14,928
8,690	Boston Scientific Corp.*	106,626
100	Celera Corp.*	1,545
1,710	Herbalife, Ltd.	67,579
1,000	Hill-Rom Holdings, Inc.	30,310
990	Medtronic, Inc.	49,599
650	Sirona Dental Systems, Inc.*	15,132
860	STERIS Corp.	32,319

		333,134

Health Care Providers & Services (2.2%):
21,000	Aetna, Inc.	758,310
1,010	AMERIGROUP Corp.*	25,502
540	Cardinal Health, Inc.	26,611
750	Centene Corp.*	15,382
510	Chemed Corp.	20,941
700	Coventry Health Care, Inc.*	22,785
200	Emergency Medical Services Corp., Series A*	5,976
2,720	Health Net, Inc.*	64,192
500	HealthExtras, Inc.*	13,060
1,100	Healthspring, Inc.*	23,276
100	Hillenbrand, Inc.	2,016
800	Kindred Healthcare, Inc.*	22,056
890	LifePoint Hospitals, Inc.*	28,605
880	Lincare Holdings, Inc.*	26,479
300	Magellan Health Services, Inc.*	12,318
660	Owens & Minor, Inc.	32,010
380	PSS World Medical, Inc.*	7,410
6,330	UnitedHealth Group, Inc.	160,719
900	Universal Health Services, Inc., Class B	50,427
180	WellCare Health Plans, Inc.*	6,480
14,480	WellPoint, Inc.*	677,230

		2,001,785

Hotels, Restaurants & Leisure (0.5%):
780	Bob Evans Farms, Inc.	21,286
200	Boyd Gaming Corp.	1,872
1,540	Brinker International, Inc.	27,551
330	Carnival Corp.	11,665
410	CEC Entertainment, Inc.*	13,612
42	Chipotle Mexican Grill, Inc.*	1,964
580	International Speedway Corp., Class A	22,568
690	Jack in the Box, Inc.*	14,559
4,080	McDonald’s Corp.	251,736
280	Papa John’s International, Inc.*	7,605
300	Speedway Motorsports, Inc.	5,844
4,430	Wyndham Worldwide Corp.	69,595

		449,857

Household Durables (0.3%):
520	American Greetings Corp., Class A	7,951
200	KB Home	3,936
3,670	Lennar Corp.	55,747
140	NVR, Inc.*	80,080
450	Ryland Group, Inc. (The)	11,934
1,500	Snap-On, Inc.	78,990
890	Stanley Works (The)	37,149
300	Tempur-Pedic International, Inc.	3,528

		279,315

Household Products (1.4%):
17,872	Procter & Gamble Co.	1,245,500

Independent Power Producers & Energy Traders (0.0%):
580	Mirant Corp.*	10,608

Industrial Conglomerates (2.2%):
4,940	3M Co.	337,451
200	Carlisle Cos., Inc.	5,994
64,810	General Electric Co.	1,652,655
110	Teleflex, Inc.	6,984

		2,003,084

Insurance (4.7%):
1,950	ACE, Ltd.	105,553
850	Allied World Assurance Co. Holdings, Ltd.	30,192
2,680	American Financial Group, Inc.	79,060
20	American National Insurance Co.	1,727
150	AmTrust Financial Services, Inc.	2,038
1,190	Arch Capital Group, Ltd.*	86,906
1,660	Aspen Insurance Holdings, Ltd.	45,650
1,520	Assurant, Inc.	83,600
2,890	Axis Capital Holdings, Ltd.	91,642
155	Berkshire Hathaway, Inc., Class B*	681,225
3,210	Brown & Brown, Inc.	69,400
17,130	Chubb Corp. (The)	940,437
2,000	Cincinnati Financial Corp.	56,880
2,510	CNA Financial Corp.	65,862
980	Conseco, Inc.*	3,450
200	Delphi Financial Group, Inc., Class A	5,608
600	Employers Holdings, Inc.	10,428
860	Endurance Specialty Holdings, Ltd.	26,591
220	Everest Re Group, Ltd.	19,037
5,100	Fidelity National Financial, Inc., Class A	74,970
190	First American Corp.	5,605
90	Flagstone Reinsurance Holdings, Ltd.	924
4,760	Genworth Financial, Inc.	40,984
1,490	Hanover Insurance Group, Inc. (The)	67,825
400	Harleysville Group, Inc.	15,120
2,600	HCC Insurance Holdings, Inc.	70,200
920	IPC Holdings, Ltd.	27,793
6,600	Loews Corp.	260,634
1,000	Max Capital Group, Ltd.	23,230
600	Montpelier Re Holdings, Ltd.	9,906
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
400	Nationwide Financial Services, Inc., Class A	$19,732
160	Navigators Group, Inc.*	9,280
1,850	Odyssey Re Holdings Corp.	81,030
420	OneBeacon Insurance Group, Ltd.	8,883
1,180	PartnerRe, Ltd.	78,836
1,100	Philadelphia Consolidated Holding Corp.*	64,427
200	Phoenix Cos., Inc.	1,848
800	Platinum Underwriters Holdings, Ltd.	28,384
540	ProAssurance Corp.*	30,240
1,960	Protective Life Corp.	55,880
850	RenaissanceRe Holdings, Ltd.	44,200
340	RLI Corp.	21,111
950	Selective Insurance Group, Inc.	21,774
1,520	StanCorp Financial Group, Inc.	75,513
100	State Auto Financial Corp.	2,907
100	Torchmark Corp.	5,980
300	Transatlantic Holdings, Inc.	16,305
6,930	Travelers Cos., Inc. (The)	313,236
370	Unitrin, Inc.	9,228
4,900	UnumProvident Corp.	122,990
90	Validus Holdings, Ltd.	2,092
3,340	W.R. Berkley Corp.	78,657
1,250	Willis Group Holdings, Ltd.	40,325
470	Zenith National Insurance Corp.	17,221

		4,152,556

Internet & Catalog Retail (0.3%):
1,900	Expedia, Inc.*	28,709
3,330	IAC/InterActive Corp*	57,609
7,550	Liberty Media Corp. - Interactive, Series A*	97,470
760	Priceline.com, Inc.*	52,007

		235,795

Internet Software & Services (0.7%):
850	Cogent Inc.*	8,687
300	Digital River, Inc.*	9,720
700	EarthLink, Inc.*	5,950
1,000	F5 Networks, Inc.*	23,380
1,310	Google, Inc., Class A*	524,681
850	HSN, Inc.*	9,359
1,010	J2 Global Communications, Inc.*	23,583
400	RealNetworks, Inc.*	2,032
700	Sohu.com, Inc.*	39,025
300	ValueClick, Inc.*	3,069

		649,486

IT Services (0.5%):
1,000	Acxiom Corp.	12,540
1,720	Affiliated Computer Services, Inc., Class A*	87,084
2,250	Computer Sciences Corp.*	90,292
1,980	Convergys Corp.*	29,264
900	Fidelity National Information Services, Inc.	16,614
1,500	Gartner Group, Inc.*	34,020
300	Global Payments, Inc.	13,458
1,500	National Instruments Corp.	45,075
1,990	Perot Systems Corp., Class A*	34,526
350	Sapient Corp.*	2,601
450	Sykes Enterprises, Inc.*	9,882
700	SYNNEX Corp.*	15,638
850	Tech Data Corp.*	25,373
610	Total System Services, Inc.	10,004
400	Unisys Corp.*	1,100

		427,471

Leisure Equipment & Products (0.2%):
2,030	Brunswick Corp.	25,964
2,490	Hasbro, Inc.	86,453
500	Marvel Entertainment, Inc.*	17,070
3,270	Mattel, Inc.	58,991
580	Polaris Industries, Inc.	26,384
110	Pool Corp.	2,566

		217,428

Life Sciences Tools & Services (0.2%):
1,980	Pharmaceutical Product Development, Inc.	81,873
830	Thermo Fisher Scientific, Inc.*	45,650
390	Varian, Inc.*	16,731

		144,254

Machinery (3.1%):
690	Barnes Group, Inc.	13,952
11,020	Caterpillar, Inc.	656,792
270	CIRCOR International, Inc.	11,726
200	Crane Co.	5,942
9,650	Cummins, Inc.	421,898
2,340	Dover Corp.	94,887
100	Eaton Corp.	5,618
400	Enpro Industries, Inc.*	14,864
1,500	Gardner Denver, Inc.*	52,080
2,180	IDEX Corp.	67,624
4,110	Illinois Tool Works, Inc.	182,689
8,200	Ingersoll Rand Co., Class A	255,594
2,340	Kennametal, Inc.	63,461
1,010	Lincoln Electric Holdings, Inc.	64,953
800	Mueller Industries, Inc.	18,408
540	Mueller Water Products, Inc., Class A	4,849
1,060	Nordson Corp.	52,057
9,760	Parker Hannifin Corp.	517,280
1,460	Pentair, Inc.	50,472
700	Robbins & Myers, Inc.	21,651
20	Sauer-Danfoss, Inc	494
2,540	Timken Co.	72,009
200	Titan International, Inc.	4,264
720	Toro Co.	29,736
600	Trinity Industries, Inc.	15,438
860	Watts Water Technologies, Inc., Class A	23,521

		2,722,259

Marine (0.1%):
470	Alexander & Baldwin, Inc.	20,694
400	Excel Maritime Carriers, Ltd.	6,032
470	GulfMark Offshore, Inc.*	21,094
400	Nordic American Tanker Shipping, Ltd.	12,824
100	TBS International, Ltd., Class A*	1,346

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Marine, continued
		61,990

Media (3.7%):
3,280	Cablevision Systems Corp., Class A	$82,525
36,860	CBS Corp.	537,419
3,810	Comcast Corp., Class A	74,790
800	Cox Radio, Inc.*	8,448
27,330	DIRECTV Group, Inc. (The)*	715,226
2,520	DreamWorks Animation SKG, Inc.*	79,254
2,500	Gannett Co., Inc.	42,275
120	Liberty Media Corp. — Capital, Series A*	1,606
100	Mediacom Communications Corp., Class A*	592
1,040	Meredith Corp.	29,172
1,010	Netflix, Inc.*	31,189
14,870	News Corp.	178,291
840	Scholastic Corp.	21,571
7,650	Time Warner Cable, Inc., Class A*	185,130
65,270	Time Warner, Inc.	855,690
1,242	Viacom, Inc., Class B*	30,851
13,650	Walt Disney Co. (The)	418,918

		3,292,947

Metals & Mining (2.8%):
2,340	AK Steel Holding Corp.	60,653
23,100	Alcoa, Inc.	521,598
400	Carpenter Technology Corp.	10,260
10,810	Freeport-McMoRan Copper & Gold, Inc., Class A	614,548
400	Kaiser Aluminum Corp.	17,180
1,190	Newmont Mining Corp.	46,124
14,490	Nucor Corp.	572,355
100	Olympic Steel, Inc.	2,949
1,500	Reliance Steel & Aluminum Co.	56,955
100	RTI International Metals, Inc.*	1,956
880	Schnitzer Steel Industries, Inc.	34,531
24,070	Southern Copper Corp.	459,256
1,030	United States Steel Corp.	79,938
1,340	Worthington Industries, Inc.	20,020

		2,498,323

Multi-Utilities (0.1%):
1,150	Avista Corp.	24,966
1,640	Integrys Energy Group, Inc.	81,902

		106,868

Multiline Retail (0.9%):
2,550	Big Lots, Inc.*	70,967
1,830	Dillards, Inc., Class A	21,594
2,350	Dollar Tree, Inc.*	85,446
2,700	Macy’s, Inc.	48,546
9,950	Wal-Mart Stores, Inc.	595,905

		822,458

Office Electronics (0.7%):
51,750	Xerox Corp.	596,677
1,370	Zebra Technologies Corp., Class A*	38,155

		634,832

Oil, Gas & Consumable Fuels (16.7%):
15,250	Anadarko Petroleum Corp.	739,778
9,250	Apache Corp.	964,590
700	Berry Petroleum Co., Class A	27,111
670	Bill Barrett Corp.*	21,514
100	BPZ Resources, Inc.*	1,720
5,670	Chesapeake Energy Corp.	203,326
26,257	ChevronTexaco Corp.	2,165,677
1,400	Cimarex Energy Co.	68,474
22,709	ConocoPhillips	1,663,434
400	Continental Resources, Inc.*	15,692
100	CVR Energy, Inc.*	852
980	Delta Petroleum Corp.*	13,308
3,180	Denbury Resources, Inc.*	60,547
3,160	Devon Energy Corp.	288,192
49,730	Exxon Mobil Corp.	3,862,032
1,600	Frontier Oil Corp.	29,472
1,500	Grey Wolf, Inc.*	11,670
2,760	Halliburton Co.	89,396
7,980	Hess Corp.	654,998
1,310	Key Energy Services, Inc.*	15,196
22,270	Marathon Oil Corp.	887,905
2,400	Mariner Energy, Inc.*	49,200
1,280	Massey Energy Co.	45,658
4,220	Murphy Oil Corp.	270,671
17,450	Occidental Petroleum Corp.	1,229,353
1,000	Overseas Shipholding Group, Inc.	58,310
1,700	Plains Exploration & Production Co.*	59,772
1,030	Rosetta Resources, Inc.*	18,911
12,930	Spectra Energy Corp.	307,734
566	Stone Energy Corp.*	23,959
570	Swift Energy Co.*	22,053
20,500	Valero Energy Corp.	621,150
1,800	W&T Offshore, Inc.	49,122
400	Whiting Petroleum Corp.*	28,504
2,040	Williams Cos., Inc. (The)	48,246
1,580	Williams-Sonoma, Inc.	25,564
4,640	XTO Energy, Inc.	215,853

		14,858,944

Paper & Forest Products (0.1%):
5,330	Domtar Corp.*	24,518
700	MeadWestvaco Corp.	16,317
2,000	Smurfit-Stone Container Corp.*	9,400

		50,235

Personal Products (0.1%):
350	Chattem, Inc.*	27,363
900	NBTY, Inc.*	26,568
740	Nu Skin Enterprises, Inc., Class A	12,003

		65,934

Pharmaceuticals (4.5%):
2,840	Abbott Laboratories	163,527
940	Alpharma, Inc., Class A*	34,677
8,100	Eli Lilly & Co.	356,643
150	Endo Pharmaceuticals Holdings, Inc.*	3,000
21,050	Johnson & Johnson Co.	1,458,344
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
100	K-V Pharmaceutical Co., Class A*	$2,271
7,880	King Pharmaceuticals, Inc.*	75,490
1,180	Medicis Pharmaceutical Corp., Class A	17,594
18,810	Merck & Co., Inc.	593,644
700	Omnicare, Inc.	20,139
2,360	PDL BioPharma, Inc	21,972
60,260	Pfizer, Inc.	1,111,194
3,790	Sepracor, Inc.*	69,395
1,600	Warner Chilcott, Ltd., Class A*	24,192
2,900	Watson Pharmaceuticals, Inc.*	82,650

		4,034,732

Real Estate Investment Trusts (REITs) (0.0%):
1,900	General Growth Properties, Inc.	28,690

Road & Rail (1.2%):
720	Arkansas Best Corp.	24,257
1,020	CSX Corp.	55,661
800	Heartland Express, Inc.	12,416
12,560	Norfolk Southern Corp.	831,597
50	Old Dominion Freight Line, Inc.*	1,417
900	Ryder System, Inc.	55,800
1,190	Wabtec Corp.	60,964
1,290	Werner Enterprises, Inc.	28,006
1,430	YRC Worldwide, Inc.*	17,103

		1,087,221

Semiconductors & Semiconductor Equipment (4.6%):
4,690	Altera Corp.	96,989
3,100	Amkor Technology, Inc.*	19,747
3,670	Analog Devices, Inc.	96,704
46,980	Applied Materials, Inc.	710,807
7,720	Atmel Corp.*	26,171
600	Cabot Microelectronics Corp.*	19,248
750	Cymer, Inc.*	18,998
1,580	Entegris, Inc.*	7,647
2,480	Fairchild Semiconductor International, Inc.*	22,047
110	FEI Co.*	2,619
3,090	Integrated Device Technology, Inc.*	24,040
79,750	Intel Corp.	1,493,717
3,720	Intersil Corp., Class A	61,678
2,550	KLA-Tencor Corp.	80,708
3,180	Linear Technology Corp.	97,499
13,700	LSI Logic Corp.*	73,432
7,860	Marvell Technology Group, Ltd.*	73,098
310	Microsemi Corp.*	7,899
1,130	MKS Instruments, Inc.*	22,498
1,850	National Semiconductor Corp.	31,839
1,500	Novellus Systems, Inc.*	29,460
3,910	PMC-Sierra, Inc.*	29,012
200	Power Integrations, Inc.*	4,820
3,900	RF Micro Devices, Inc.*	11,388
1,750	Semtech Corp.*	24,430
820	Silicon Laboratories, Inc.*	25,174
6,670	Teradyne, Inc.*	52,093
39,990	Texas Instruments, Inc.	859,785
240	Verigy, Ltd.*	3,907
2,200	Xilinx, Inc.	51,590

		4,079,044

Software (5.9%):
2,200	Activision Blizzard, Inc.*	33,946
3,210	Amdocs, Ltd.*	87,890
270	Ansys, Inc.*	10,225
3,070	Autodesk, Inc.*	102,999
100	BMC Software, Inc.*	2,863
13,490	CA, Inc.	269,260
7,410	Cadence Design Systems, Inc.*	50,092
2,670	Check Point Software Technologies, Ltd.*	60,716
1,600	Citrix Systems, Inc.*	40,416
8,150	Compuware Corp.*	78,974
600	Concur Technologies, Inc.*	22,956
1,530	Informatica Corp.*	19,875
4,150	Intuit, Inc.*	131,181
1,300	Lawson Software, Inc.*	9,100
200	Mentor Graphics Corp.*	2,270
220	Micros Systems, Inc.*	5,865
89,150	Microsoft Corp.	2,379,413
800	Net 1 UEPS Technologies, Inc.*	17,864
800	Open Text Corp.*	27,664
28,650	Oracle Corp.*	581,881
1,200	Parametric Technology Corp.*	22,080
590	Progress Software Corp.*	15,334
1,170	Quest Software, Inc.*	14,847
11,400	Sun Microsystems, Inc.*	86,640
2,510	Sybase, Inc.*	76,856
45,490	Symantec Corp.*	890,694
3,030	Synopsys, Inc.*	60,449
600	Teradata Corp.*	11,700
3,550	TIBCO Software, Inc.*	25,986
2,430	Trimble Navigation, Ltd.*	62,840
1,930	Wind River Systems, Inc.*	19,300

		5,222,176

Specialty Retail (3.6%):
590	Aaron Rents, Inc.	15,971
2,350	Aeropostale, Inc.*	75,459
4,460	American Eagle Outfitters, Inc.	68,015
1,070	AnnTaylor Stores Corp.*	22,085
6,160	AutoNation, Inc.*	69,238
500	AutoZone, Inc.*	61,670
860	Barnes & Noble, Inc.	22,429
1,540	Bebe Stores, Inc.	15,046
16,790	Best Buy Co., Inc.	629,625
2,130	Callaway Golf Co.	29,969
500	Children’s Place Retail Stores, Inc.*	16,675
700	Copart, Inc.*	26,600
1,700	Dress Barn, Inc.*	25,993
3,200	Foot Locker, Inc.	51,712
36,020	Gap, Inc. (The)	640,436
600	Gymboree Corp.*	21,300
5,150	Limited Brands, Inc.	89,198
200	Men’s Wearhouse, Inc.	4,248
1,510	MSC Industrial Direct Co., Inc., Class A	69,566
5,920	Office Depot, Inc.*	34,454
400	OfficeMax, Inc.	3,556
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,590	Penske Automotive Group, Inc.	$18,237
3,890	RadioShack Corp.	67,219
1,200	Rent-A-Center, Inc.*	26,736
2,520	Ross Stores, Inc.	92,761
2,840	Sally Beauty Holdings, Inc.*^	24,424
11,990	Staples, Inc.	269,775
17,310	TJX Cos., Inc.	528,301
820	Tractor Supply Co.*	34,481
4,150	Tyco International, Ltd.	145,333
1,180	Urban Outfitters, Inc.*	37,607
300	Zale Corp.*	7,500

		3,245,619

Textiles, Apparel & Luxury Goods (0.3%):
530	Carter’s, Inc.*	10,457
250	Fossil, Inc.*	7,058
2,170	Hanesbrands, Inc*	47,197
1,510	Jones Apparel Group, Inc.	27,950
1,730	Liz Claiborne, Inc.	28,424
200	Phillips-Van Heusen Corp.	7,582
400	Quiksilver Resources, Inc.*	2,296
890	Skechers U.S.A., Inc., Class A*	14,979
200	Talbots, Inc. (The)	2,620
400	Timberland Co., Class A*	6,948
200	UniFirst Corp.	8,618
1,360	Warnaco Group, Inc. (The)*	61,594
960	Wolverine World Wide, Inc.	25,402

		251,125

Thrifts & Mortgage Finance (0.0%):
930	Provident Financial Services, Inc.	15,354

Tobacco (1.7%):
15,870	Altria Group, Inc.	314,861
3,857	Lorillard, Inc.	274,425
16,480	Philip Morris International, Inc.	792,688
2,170	Reynolds American, Inc.	105,505
540	Universal Corp.	26,509

		1,513,988

Trading Companies & Distributors (0.1%):
970	Applied Industrial Technologies, Inc.	26,122
1,388	United Rentals, Inc.*	21,153
310	W.W. Grainger, Inc.	26,961
350	Watsco, Inc.	17,598

		91,834

Wireless Telecommunication Services (0.9%):
1,750	Centennial Communications Corp.*	10,920
900	InterDigital, Inc.*	21,645
2,970	MetroPCS Communications, Inc.*	41,550
700	NTELOS Holdings Corp.	18,823
92,239	Sprint Nextel Corp.	562,658
1,400	Syniverse Holdings, Inc.*	23,254
1,910	Telephone and Data Systems, Inc.	68,283
560	U.S. Cellular Corp.*	26,275

		773,408

Total Common Stocks (Cost $100,451,398)		88,118,706

Deposit Account (0.7%):
$654,431	NTRS London Deposit Account	654,431

Total Deposit Account (Cost $654,431)		654,431

Collateral For Securities On Loan (0.1%):
47,971	Northern Trust Liquid Institutional Asset Portfolio	47,971

Total Collateral For Securities On Loan (Cost $47,971)		$47,971

Total Investment Securities (Cost $101,153,800)(a)—99.7%		88,821,108

Net other assets (liabilities) — 0.3%		259,296

NET ASSETS — 100.0%		$89,080,404

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

(a)	Cost for federal income tax purposes is $105,089,177. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,574,295
Unrealized depreciation	(18,842,364)

Net unrealized depreciation	$(16,268,069)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	97.0%
Bermuda	1.4%
Cayman Islands	0.6%
Netherlands	0.6%
Switzerland	0.1%
Guernsey	0.1%
Israel	0.1%
Canada	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (13.4%):
$600,000	Access Group, Inc., Series 2008-1, Class A, 4.09%, 10/27/25+(a)	$593,628
46,815	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 3.25%, 9/25/36+(a)	46,320
70,596	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 3.27%, 10/25/36+(a)	67,099
25,351	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 3.29%, 10/25/36+(a)	24,207
181,784	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 3.91%, 10/25/31+(a)	168,944
18,430	Argent Securities, Inc., Series 06-M2, Class A2A, 3.26%, 9/25/36+(a)	18,231
41,646	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 3.27%, 10/25/36+(a)	40,732
39,448	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 3.27%, 1/25/37+(a)	37,210
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 3.48%, 9/25/34+(a)	18,379
700,000	Bank of America Credit Card Trust, Series 2007-A9, Class A9, 2.53%, 11/17/14+(a)	656,362
296,507	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 3.26%, 1/25/37+(a)	281,821
200,000	Chase Credit Card Master Trust, Series 03-6, Class A, 2.60%, 2/15/11+(a)	199,852
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 2.48%, 7/15/11+(a)	198,639
600,000	Chase Issuance Trust, Series 2008-A10, Class A10, 3.24%, 8/17/15+(a)	559,313
1,000,000	Chase Issuance Trust, Series 2008-A13, Class A13, 4.32%, 9/15/15+(a)	997,500
600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 3.31%, 10/25/36+(a)	575,889
489,217	Countrywide Asset-Backed Certificates, Series 2006-06, Class 2A2, 3.39%, 9/25/36+(a)	451,572
5,162	Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV1, 3.26%, 1/25/37+(a)	5,146
52,741	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 3.27%, 3/25/37+(a)	51,158
88,274	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 3.26%, 5/25/37+(a)	82,812
346,135	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 3.26%, 6/25/37+(a)	319,796
316,048	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 3.26%, 11/25/37+(a)	303,209
29,325	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 3.32%, 10/25/46+(a)	28,688
18,531	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 3.26%, 12/25/46+(a)	18,088
56,322	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 3.26%, 3/25/47+(a)	55,125
50,689	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 3.26%, 5/25/47+(a)	48,785
50,246	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 3.27%, 11/25/36+(a)	48,255
113,278	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 3.27%, 6/25/36+(a)	111,949
9,034	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF8, Class IIA1, 3.24%, 7/25/36+(a)	8,982
55,537	Fremont Home Loan Trust, Series 06-E, Class 2A1, 3.27%, 1/25/37+(a)	51,953
18,408	Fremont Home Loan Trust, Series 06-3, Class 2A1, 3.28%, 2/25/37+(a)	18,040
199,497	GE-WMC Mortgage Securities, LLC, Series 06-1, Class A2A, 3.25%, 8/25/36+(a)	193,231
50,633	GSAMP Trust, Series 06-FM2, Class A2A, 3.28%, 9/25/36+(a)	49,569
45,995	Household Home Equity Loan Trust, Series 06-4, Class A1V, 3.26%, 3/20/36+(a)	44,600
49,446	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 3.26%, 12/25/36+(a)	46,186
34,890	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 3.27%, 4/25/37+(a)	33,205
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities, continued
$24,326	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 3.26%, 8/25/36+(a)	$23,887
289,189	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2, 3.26%, 10/25/36+(a)	273,721
71,965	Lehman XS Trust, Series 06-17, Class WF11, 3.33%, 11/25/36+(a)	69,480
13,422	Lehman XS Trust, Series 06-9, Class A1A, 3.28%, 5/25/46+(a)	13,068
65,764	Lehman XS Trust, Series 06-11, Class 1A1, 3.29%, 6/25/46+(a)	63,884
86,149	Lehman XS Trust, Series 06-16N, Class A1A, 3.29%, 11/25/46+(a)	78,123
3,092	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 3.49%, 10/25/34+(a)	2,374
199,492	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 3.27%, 10/25/36+(a)	190,017
500,000	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.86%, 4/25/38+(a)	460,275
77,314	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 3.27%, 11/25/36+(a)	75,571
120,382	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 3.28%, 8/25/36+(a)	112,482
103,557	Park Place Securities, Inc., Series 04-MCW1, Class A1, 3.52%, 10/25/34+(a)	87,293
61,252	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 3.29%, 10/25/36+(a)	57,092
32,565	Residential Asset Securities Corp., Series 06-KS8, Class A1, 3.27%, 10/25/36+(a)	31,996
55,754	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 3.28%, 11/25/36+(a)	54,741
22,562	Saxon Asset Securities Trust, Series 06-3, Class A1, 3.27%, 10/25/46+(a)	21,797
37,752	SBI Heloc Trust, Series 06-A1, Class 1A2A, 3.38%, 8/25/36+(a)(b)	36,851
217,640	SLM Student Loan Trust, Series 07-3, Class A1, 2.79%, 10/27/14+(a)	215,499
9,790	SLM Student Loan Trust, Series 05-5, Class A1, 2.80%, 1/25/18+(a)	9,767
1,000,000	SLM Student Loan Trust, Series 2008-9, Class A, 4.17%, 4/25/23+(a)	1,003,750
800,000	Small Business Administration Participation Certificates, Series 2008-20H, Class 1, 6.02%, 8/1/28+	817,460
1,000,000	Small Business Administration Participation Certificates, Series 2008-20I, Class 1, 5.60%, 9/1/28+	1,001,456
8,374	Soundview Home Equity Loan Trust, Series 06-EQ1, Class A1, 3.26%, 10/25/36+(a)	8,315
210,453	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 3.29%, 1/25/37+(a)	205,590
27,502	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 3.26%, 1/25/37+(a)	26,803

Total Asset Backed Securities (Cost $11,721,463)		11,395,767

Collateralized Mortgage Obligations (9.8%):
100,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.93%, 5/10/45+(a)	90,496
452,498	Banc of America Funding Corp., 4.12%, 5/25/35+(a)	384,962
162,366	Banc of America Funding Corp., 6.13%, 1/20/47+(a)	109,779
43,077	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9 Class 22A1, 4.77%, 11/25/34+(a)	39,422
185,224	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 5.07%, 11/25/34+(a)	176,373
53,518	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.96%, 1/25/35+(a)	48,517
826,138	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.13%, 3/25/35+(a)	767,370
420,137	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.13%, 3/25/35+(a)	402,004
51,117	Bear Stearns Alt-A Trust, 5.50%, 9/25/35+(a)	41,149
128,668	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 3.28%, 2/25/37+(a)	108,215
106,600	Countrywide Home Loans, Series 2004-22, Class A3, 4.80%, 11/25/34+(a)	93,505
183,129	Countrywide Home Loans, Series 2004-HYB9, Class 1A1, 4.73%, 2/20/35+(a)	162,551
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued
$400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.70%, 9/15/40+(a)	$338,720
69,899	Fannie Mae, Series 06-118, Class A1, 3.27%, 12/25/36+(a)	67,313
115,232	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.36%, 8/25/35+(a)	99,512
153,017	Freddie Mac, Series 3335, Class BF, 2.64%, 7/15/19+(a)	149,607
763,081	Freddie Mac, Series 3335, Class FT, 2.64%, 8/15/19+(a)	745,769
1,085,918	Freddie Mac, Series 3335, Class AF, 2.64%, 10/15/20+(a)	1,060,761
87,722	Freddie Mac, Series 3149, Class LF, 2.79%, 5/15/36+(a)	84,877
76,744	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 3.29%, 1/25/47+(a)	72,893
79,677	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.68%, 10/25/33+(a)	77,712
157,763	GS Mortgage Securities Corp. II, Series 2007-EOP Class A1, 2.58%, 3/6/20+(a)(b)	141,607
81,836	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, 11/25/35+(a)	70,336
25,418	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 3.25%, 5/19/35+(a)	16,387
111,168	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.15%, 7/19/35+(a)	96,669
63,329	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 5.05%, 12/25/34+(a)	51,628
24,873	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 3.31%, 1/25/37+(a)	23,746
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.42%, 1/15/49+	249,277
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4, 5.88%, 2/15/51+(a)	85,236
126,326	JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.02%, 2/25/35+(a)	109,937
26,635	LB-UBS Commercial Mortgage Trust, Series 02-C2, Class A2, 4.90%, 6/15/26+(a)	26,499
11,448	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 2.57%, 9/15/21+(a)(b)	10,367
50,349	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4, 3.79%, 11/21/34+(a)	49,778
252,297	Merrill Lynch Floating Trust, Series 06-1, Class A1, 2.56%, 6/15/22+(a)(b)	229,274
62,905	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 3.42%, 2/25/36+(a)	51,025
100,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51+	83,875
26,602	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 4.21%, 10/25/35+(a)	24,172
20,339	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 3.46%, 11/25/35+(a)	18,403
900,000	Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.08%, 6/11/49+(a)	778,942
56,989	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 3.28%, 7/19/35+(a)	51,866
63,278	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 3.32%, 12/25/36+(a)	60,672
206,136	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 3.33%, 9/25/46+(a)	193,106
150,990	Wachovia Bank Commercial Mortgage Trust, 2.57%, 6/15/20+(a)	133,393
274,465	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 2.58%, 9/15/21+(a)(b)	250,581
4,846	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class A1B1, 3.50%, 8/25/45+(a)	4,781
70,084	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 4.36%, 9/25/46+(a)	45,833
217,019	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 4.33%, 10/25/46+(a)	142,124
74,739	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 3.59%, 1/25/47+(a)	46,631
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued
$120,778	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.95%, 1/25/35+(a)	$109,374

Total Collateralized Mortgage Obligations (Cost $8,981,763)		8,277,026

Corporate Bonds (35.8%):
Automobiles (0.4%):
200,000	DaimlerChrysler NA Holding Corp., Series E, 3.17%, 3/13/09+(a)	199,265
100,000	DaimlerChrysler NA Holding Corp., 3.24%, 8/3/09+(a)	99,552

		298,817

Biotechnology (0.5%):
150,000	Amgen, Inc., 2.89%, 11/28/08+(a)	149,592
300,000	Amgen, Inc., 6.90%, 6/1/38+	290,771

		440,363

Chemicals (0.1%):
100,000	Rohm & Haas Co., 6.00%, 9/15/17+	92,925

Commercial Banks (9.8%):
200,000	American Express Bank FSB, 2.50%, 10/16/08+(a)	199,872
300,000	American Express Centurion Bank, 2.51%, 6/12/09+(a)	289,915
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13+(b)	99,271
500,000	Banc of America Corp., 3.10%, 6/15/16+(a)	450,352
100,000	Bank of America Corp., 2.92%, 11/6/09+(a)	97,771
1,200,000	Bank of America Corp., 8.13%, 12/29/49+	950,240
800,000	Bank of Ireland, 3.07%, 12/19/08+(a)	798,704
100,000	Barclays Bank plc, 6.05%, 12/4/17+(b)	93,007
300,000	BNP Paribas, 5.19%, 6/29/49+(b)	229,804
900,000	Chase Manhattan Corp., 7.00%, 11/15/09+	900,175
100,000	Citigroup, Inc., 3.80%, 12/28/09+(a)	96,769
200,000	Citigroup, Inc., 2.96%, 5/18/10+(a)	184,574
300,000	Citigroup, Inc., 5.50%, 4/11/13+	261,858
200,000	Citigroup, Inc., 6.00%, 8/15/17+	169,427
100,000	Citigroup, Inc., 6.13%, 8/25/36+	64,956
100,000	Credit Agricole, 2.81%, 5/28/09+(a)(b)	99,581
100,000	DnB NOR Bank ASA, 2.86%, 10/13/09+(a)(b)	99,839
300,000	HBOS Treasury Services PLC, 2.83%, 7/17/09+^(a)(b)	298,138
200,000	ICICI Bank, Ltd., 3.33%, 1/12/10+(a)(b)	194,240
100,000	J.P. Morgan Chase & Co., 3.48%, 6/26/09+(a)	99,741
500,000	J.P. Morgan Chase & Co., 2.97%, 10/2/09+(a)	499,562
40,000	J.P. Morgan Chase & Co., 6.00%, 1/15/18+	36,475
200,000	Key Bank NA, Series BKNT, 5.06%, 6/2/10+(a)(b)	199,022
1,000,000	SunTrust Bank, 2.92%, 5/21/12+(a)	941,238
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	88,792
300,000	Wachovia Bank NA, 3.25%, 3/23/09+(a)	282,257
100,000	Wachovia Corp., 2.86%, 12/1/09+(a)	87,066
100,000	Wachovia Corp., 2.96%, 6/1/10+(a)	77,317
500,000	Wells Fargo & Co., 5.63%, 12/11/17+	459,521

		8,349,484

Computers & Peripherals (1.4%):
200,000	Dell, Inc., 5.65%, 4/15/18+(b)	183,656
1,000,000	IBM Corp., 5.70%, 9/14/17+	968,678

		1,152,334

Diversified Consumer Services (9.9%):
100,000	Allstate Life Global Funding Trust, 3.25%, 3/23/09+(a)	99,603
100,000	Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN+	96,534
200,000	American Express Credit Co., 2.55%, 11/9/09+(a)	189,104
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	92,165
100,000	American General Finance, 6.90%, 12/15/17, MTN+	46,369
200,000	American Honda Finance Corp., 2.87%, 3/9/09+(a)(b)	199,457
400,000	American Honda Finance Corp., 2.86%, 5/12/09+(a)(b)	399,245
200,000	American International Group, 5.85%, 1/16/18, MTN+	100,389
1,000,000	Appalachian Power Co., 6.60%, 5/1/09+	1,010,750
400,000	Bear Stearns Cos., Inc., 3.85%, 3/30/09+(a)	397,953
50,000	Bear Stearns Cos., Inc., 3.08%, 9/9/09+(a)	49,392
1,100,000	Bear Stearns Cos., Inc., 3.03%, 1/31/11, MTN+(a)	1,074,660
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49+(b)	92,548
100,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12, MTN+	97,335
100,000	CIT Group, Inc., 2.95%, 1/30/09+(a)	90,094
100,000	CIT Group, Inc., 2.93%, 6/8/09+(a)	85,508
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$100,000	CIT Group, Inc., 2.93%, 8/17/09+(a)	$80,458
200,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	149,012
30,000	Citigroup Funding, Inc., 3.19%, 4/23/09+(a)	29,501
1,200,000	Countrywide Home Loans, Inc., Series M, 4.13%, 9/15/09, MTN+	1,103,639
300,000	ENEL Finance International, 6.80%, 9/15/37+(b)	294,479
600,000	Ford Motor Credit Corp., 7.25%, 10/25/11+	381,536
200,000	General Electric Capital Corp., 2.86%, 1/20/10+(a)	198,568
100,000	General Electric Capital Corp., 2.86%, 5/10/10+(a)	97,466
300,000	General Electric Capital Corp., 2.87%, 8/15/11+(a)	292,999
50,000	General Electric Capital Corp., 3.17%, 5/5/26+(a)	42,588
300,000	General Electric Capital Corp., 6.38%, 11/15/67+	242,752
100,000	HSBC Finance Corp., 2.85%, 10/21/09+(a)	94,872
50,000	HSBC Finance Corp., 3.05%, 5/10/10+(a)	46,045
400,000	International Lease Financial Corp., 3.03%, 5/24/10+(a)	320,491
100,000	NGPL PipeCo LLC, 6.51%, 12/15/12+(b)	100,162
100,000	Santander, 6.67%, 10/29/49+(b)	93,214
450,000	SLM Corp., 2.94%, 7/27/09+(a)	396,095
100,000	SMFG Preferred Capital, 6.08%, 12/31/49+(b)	71,405
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49+	154,108
100,000	Westfield Group, 5.70%, 10/1/16+(b)	86,154

		8,396,650

Diversified Financial Services (8.0%):
1,500,000	Associates Corp. NA, 7.00%, 2/10/09+	1,481,971
800,000	Citigroup, Inc., 8.40%, 4/29/49+	544,528
300,000	General Electric Capital Corp., 5.50%, 9/15/67+(b)	247,055
420,000	Goldman Sachs Group, Inc., 3.29%, 12/22/08+(a)	414,009
100,000	Goldman Sachs Group, Inc., 3.25%, 12/23/08+(a)	98,542
50,000	Goldman Sachs Group, Inc., 3.30%, 6/23/09+(a)	47,527
100,000	Goldman Sachs Group, Inc., 2.89%, 11/16/09+(a)	92,521
300,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17+	212,936
300,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	247,489
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	83,151
100,000	Lehman Brothers Holdings, 0.00%, 11/24/08(e)(f)	12,500
100,000	Lehman Brothers Holdings, 0.00%, 4/3/09(e)(f)	12,500
200,000	Lehman Brothers Holdings, 0.00%, 9/26/14(e)(f)	25,000
100,000	Merrill Lynch & Co., 2.89%, 10/27/08+(a)	99,929
50,000	Merrill Lynch & Co., 3.05%, 2/6/09+(a)	49,078
1,000,000	Merrill Lynch & Co., Series C, 4.61%, 5/20/09, MTN+(a)	976,193
100,000	Merrill Lynch & Co., 2.89%, 12/4/09+(a)	95,106
200,000	Merrill Lynch & Co., 6.88%, 4/25/18+	176,950
400,000	Morgan Stanley, 2.91%, 2/9/09+(a)	348,604
100,000	Morgan Stanley, 2.85%, 5/7/09+(a)	86,701
100,000	Morgan Stanley, Series F, 2.88%, 1/15/10+(a)	77,116
400,000	Morgan Stanley, 3.07%, 1/15/10+(a)	300,341
200,000	Morgan Stanley, Series F, 4.90%, 5/14/10, MTN+(a)	146,008
100,000	Transcapital Ltd., 8.70%, 8/7/18+(b)	89,514
200,000	Wachovia Corp., 5.75%, 2/1/18+	150,038
1,700,000	Wachovia Corp., 7.98%, 2/28/49+	710,498

		6,825,805

Energy Equipment & Services (0.1%):
40,000	Gazprom OAO, 10.50%, 10/21/09+	40,520

Food & Staples Retailing (0.2%):
200,000	Kraft Foods, Inc., 6.13%, 2/1/18+	187,355

Health Care Providers & Services (0.1%):
100,000	UnitedHealth Group, Inc., 4.88%, 2/15/13+	95,579

Industrial Conglomerate (0.5%):
400,000	Honeywell International, Inc., 2.88%, 3/13/09+(a)	399,155

Insurance (1.4%):
300,000	Met Life Global Funding, 2.85%, 5/17/10+(a)(b)	296,065
100,000	Monumental Global Funding II, 5.50%, 4/22/13+(b)	97,735
100,000	Principal Life Income Funding Trust, 5.55%, 4/27/15, MTN+(b)	99,239
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Insurance, continued
$700,000	Sun Life Financial, Inc., 2.95%, 7/6/11+(a)(b)	$676,040

		1,169,079

Media (0.3%):
100,000	Comcast Corp., 3.09%, 7/14/09+(a)	97,851
200,000	Time Warner, Inc., 5.88%, 11/15/16+(b)	175,776

		273,627

Multiline Retail (0.7%):
600,000	Home Depot, Inc. (The), 3.75%, 9/15/09+	586,007

Oil, Gas & Consumable Fuels (2.0%):
600,000	Anadarko Petroleum Corp., 3.22%, 9/15/09+(a)	592,935
400,000	Gaz Capital SA, Series 2, 8.63%, 4/28/34, Puttable 4/28/14 @ 100+	376,500
200,000	Gazprom, 9.63%, 3/1/13+	195,000
300,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18+	267,222
300,000	Suncor Energy, Inc., 6.10%, 6/1/18+	273,863

		1,705,520

Pharmaceuticals (0.1%):
100,000	AstraZeneca PLC, 5.90%, 9/15/17+	98,463

Road & Rail (0.2%):
200,000	Union Pacific Corp., 5.70%, 8/15/18+	186,257

Tobacco (0.1%):
100,000	Philip Morris International, Inc., 6.38%, 5/16/38+	87,963

Total Corporate Bonds (Cost $34,403,619)		30,385,903

Commercial Paper (0.1%):
Commercial Banks (0.1%):
100,000	CBA Delaware Finance, Inc., 2.58%, 10/8/08+(d)	99,917

Total Commercial Paper (Cost $99,500)		99,917

Yankee Dollars (1.2%):
Commercial Banks (0.4%):
100,000	Credit Agricole, 2.86%, 5/28/10+(a)(b)	99,123
100,000	HSBC Holdings PLC, 6.50%, 9/15/37+	85,047
100,000	National Australia Bank, Ltd., 2.86%, 9/11/09+(a)(b)	99,735

		283,905

Diversified Consumer Services (0.8%):
200,000	Deutsche Telekom International Finance BV, 3.39%, 3/23/09+(a)	199,011
200,000	Diageo Capital PLC, 2.90%, 11/10/08+(a)	199,765
Diversified Consumer Services, continued
100,000	Siemens Financieringsmaatschappij NV, 2.85%, 8/14/09+(a)(b)	99,894
200,000	Telefonica Emisiones Sau, 3.50%, 6/19/09+(a)	198,825

		697,495

Total Yankee Dollars (Cost $999,878)		981,400

Preferred Stocks (0.4%):
Diversified Financial Services (0.4%):
1,800	American International Group, 8.50%, 8/1/11+	15,462
34	DG Funding Trust (c)	345,950

		361,412

Total Preferred Stocks (Cost $496,689)		361,412

Municipal Bonds (1.4%):
California (0.2%):
$200,000	Los Angeles California United School District, Series A-1, 4.50%, 7/1/23, Callable 7/1/17 @ 100+	176,470

Illinois (0.4%):
200,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series A, 6.90%, 12/1/40+	208,172
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	104,086

		312,258

New York (0.8%):
800,000	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, 4.75%, 6/15/37, Callable 6/15/16 @ 100+	700,384

Total Municipal Bonds (Cost $1,282,823)		1,189,112

U.S. Government Agency Mortgages (78.9%):
Federal Home Loan Mortgage Corporation (13.4%)
100,000	5.00%, 12/14/18 , MTN+	93,996
722,351	2.72%, 2/15/19 , Series 3346 FA+(a)	703,686
660,795	6.00%, 9/1/27 +	671,280
3,800,378	6.00%, 11/1/36 , Pool #G02384+	3,850,725
1,000,000	5.50%, 10/15/37 TBA	994,688
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
$4,488,054	5.50%, 8/1/38 , Pool #G04587+	$4,467,781
498,287	5.50%, 8/1/38 , Pool #G04588+	496,036
87,155	4.28%, 2/25/45+ (a)	79,148

		11,357,340

Federal National Mortgage Association (63.0%)
48,990	5.50%, 3/1/22, Pool #910081+	49,432
832,531	5.50%, 7/1/23, Pool #257279+	839,953
329,752	6.00%, 3/1/27 +	335,176
268,624	6.00%, 5/1/27 +	273,042
670,482	6.00%, 9/1/27 +	681,510
653,460	6.00%, 10/1/27+	664,208
671,420	6.00%, 11/1/27 +	682,463
361,522	6.00%, 2/1/36, Pool #865434+	366,594
4,195,171	5.00%, 3/1/36, Pool #745336+	4,094,383
14,000,000	5.00%, 10/15/36, Pool #19462 TBA	13,641,250
448,204	5.00%, 11/1/36, Pool #974571+	437,716
2,000,000	5.00%, 11/15/36, Pool #19462 TBA	1,945,624
973,366	6.00%, 1/1/37, Pool #903847+	987,022
455,308	6.00%, 3/1/37, Pool #912441+	461,670
2,000,000	6.00%, 10/15/37, Pool #53547 TBA	2,025,624
866,415	5.50%, 12/1/37, Pool #257003+	864,667
244,593	6.00%, 5/1/38, Pool #983465+	247,986
999,900	6.50%, 9/1/38, Pool #987813+	1,026,270
23,900,000	5.50%, 10/15/38, Pool #42342 TBA	23,832,793

		53,457,383

Federal National Mortgage Associaton (1.3%)
72,502	5.50%, 5/1/37, Pool #937102+	72,363
491,359	5.50%, 6/1/37, Pool #919580+	490,417
469,185	5.50%, 7/1/37, Pool #943399+	468,286
83,912	5.50%, 2/1/38, Pool #257072+	83,752

		1,114,818

Government National Mortgage Association (1.2%)
164,429	6.00%, 4/15/37 +	167,107
799,220	6.00%, 7/15/38, Pool #689508+	812,241

		979,348

Total U.S. Government Agency Mortgages (Cost $66,509,245)		66,908,889

U.S. Treasury Obligations (3.1%):
Treasury Inflation Index Bond (1.2%)
900,000	2.38%, 1/15/25	1,017,590
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
$1,800,000	1.75%, 1/15/28	$1,648,830

Total U.S. Treasury Obligations (Cost $2,781,982)		2,666,420

Deposit Account (12.0%):
10,143,482	NTRS London Deposit Account+	10,143,482

Total Deposit Account (Cost $10,143,482)		10,143,482

Repurchase Agreement (10.8%):
9,200,000	Merrill Lynch & Co., Inc., dated 9/30/08, 0.15%, due 10/2/08, proceeds $9,200,038; collateralized by U.S. STRIPS, 11/15/09, value at $9,329,309.	9,200,000

Total Repurchase Agreement (Cost $9,200,000)		9,200,000

Purchased Call Options (0.2%):
230	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.15 Exp. 12/15/08*(c)	9,077
70	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.15 Exp. 12/15/08*(c)	2,763
660	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.15 Exp. 2/2/09*(c)	33,465
600	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.50 Exp. 2/2/09*(c)	48,095
140	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.45 Exp. 8/3/09*(c)	10,335
590	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.45 Exp. 8/3/09*(c)	43,554
770	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 3.45 Exp. 8/3/09*(c)	56,841

Total Purchased Call Options (Cost $329,808)		204,130

Put Options Purchased (0.0%):
100	September FNMA 5.00%, Strike @ 94.14 Exp. 2/16/09	37,933

Total Put Options Purchased (Cost $25,313)		37,933

Collateral For Securities On Loan (0.4%):
304,500	Northern Trust Liquid Institutional Asset Portfolio	304,500

Total Collateral For Securities On Loan (Cost $304,500)		304,500

Total Investment Securities (Cost $147,280,515)(g)—167.5%		142,155,891

Net other assets (liabilities) — (67.5)%		(57,306,168)

NET ASSETS — 100.0%		$84,849,723

Percentages indicated are based on net assets as of September 30, 2008.

+	Investment securities are designated as collateral, the aggregate fair value of these securities is $80,327,169.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

FNMA	Federal National Mortgage Association

FSA	Insured by Federal Financial Security Assurance

LIBOR	Represents the London InterBank Offered Rate

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

STRIPS	Separately Traded Registered Interest and Principal Securities

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2008. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2008, these securities represent 0.6% of the net assets of the Fund.

(d)	The rate presented represents the effective yield at September 30, 2008.

(e)	In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the Fund stopped accruing prospective interest amounts on that date.

(f)	Defaulted Bond.

(g)	Cost for federal income tax purposes is $147,365,508. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$578,287
Unrealized depreciation	(5,787,904)

Net unrealized depreciation	$(5,209,617)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	91.9%
United Kingdom	6.0%
European Community	1.3%
Ireland	0.3%
Netherlands	0.1%
France	0.1%
Australia	0.1%
Spain	0.1%
India	0.1%

100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Currency Contracts:
     As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 54,000 United Arab Emirates Dirham in exchange for U.S. Dollars	4/16/2009	$14,975	$14,722	$(253)
Receive 37,000 Australian Dollars in exchange for U.S. Dollars	10/30/2008	30,747	29,204	(1,543)
Receive 3,491,147 Brazilian Real in exchange for U.S. Dollars	12/2/2008	2,041,689	1,813,541	(228,148)
Receive 510,285 Brazilian Real in exchange for U.S. Dollars	6/2/2009	268,218	256,020	(12,198)
Receive 1,263,286 Chinese Renminbi in exchange for U.S. Dollars	11/13/2008	186,000	183,400	(2,600)
Receive 5,515,338 Chinese Renminbi in exchange for U.S. Dollars	7/15/2009	850,000	796,496	(53,504)
Receive 828,000 European Euro in exchange for U.S. Dollars	10/3/2008	1,187,024	1,165,860	(21,164)
Receive 233,000 British Sterling Pound in exchange for U.S. Dollars	10/3/2008	432,286	414,267	(18,019)
Receive 441,000,000 Indonesian Rupiah in exchange for U.S. Dollars	10/29/2008	46,324	46,623	299
Receive 17,808,702 Indian Rupee in exchange for U.S. Dollars	11/12/2008	423,162	379,236	(43,926)
Receive 4,000 Kuwaiti Dinar in exchange for U.S. Dollars	4/16/2009	15,323	14,909	(414)
Receive 322,796 Malaysian Ringgit in exchange for U.S. Dollars	2/12/2009	101,000	94,857	(6,143)
Receive 568,648 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	176,522	166,142	(10,380)
Receive 6,200,000 Philippine Peso in exchange for U.S. Dollars	11/12/2008	139,845	131,991	(7,854)
Receive 4,866,990 Philippine Peso in exchange for U.S. Dollars	2/6/2009	107,863	103,674	(4,189)
Receive 5,122,000 Russian Ruble in exchange for U.S. Dollars	11/19/2008	206,490	198,355	(8,135)
Receive 3,521,000 Russian Ruble in exchange for U.S. Dollars	5/6/2009	146,224	133,928	(12,296)
Receive 55,600 Saudi Arabian in exchange for U.S. Dollars	4/16/2009	15,029	14,858	(171)
Receive 750,464 Singapore Dollars in exchange for U.S. Dollars	11/21/2008	542,854	523,593	(19,261)
Receive 7,446,100 South African Rand in exchange for U.S. Dollars	12/10/2008	884,188	886,214	2,026

				$(447,873)

	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Delivered 37,000 Australian Dollars in exchange for U.S. Dollars	10/30/2008	$(29,097)	$(29,204)	$(107)
Delivered 37,000 Australian Dollars in exchange for U.S. Dollars	10/3/2008	(30,817)	(29,228)	1,589
Delivered 3,491,147 Brazilian Real in exchange for U.S. Dollars	12/2/2008	(1,915,652)	(1,813,541)	102,111
Delivered 828,000 European Euro in exchange for U.S. Dollars	10/3/2008	(1,211,944)	(1,165,860)	46,084
Delivered 448,000 European Euro in exchange for U.S. Dollars	10/16/2008	(630,112)	(631,668)	(1,556)
Delivered 885,000 British Sterling Pound in exchange for U.S. Dollars	11/3/2008	(1,607,780)	(1,576,534)	31,246
Delivered 3,116,032 Indian Rupee in exchange for U.S. Dollars	11/12/2008	(68,000)	(66,356)	1,644
Delivered 5,122,000 Russian Ruble in exchange for U.S. Dollars	11/19/2008	(212,480)	(198,355)	14,125
Delivered 3,521,000 Russian Ruble in exchange for U.S. Dollars	5/6/2009	(144,966)	(133,928)	11,038
Delivered 60,178 Singapore Dollars in exchange for U.S. Dollars	11/21/2008	(42,038)	(41,985)	53
Delivered 60,178 Singapore Dollars in exchange for U.S. Dollars	11/19/2008	(42,038)	(41,982)	56
Delivered 7,446,100 South African Rand in exchange for U.S. Dollars	12/10/2008	(934,090)	(886,214)	47,876

				$254,159

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Futures Contracts
The following are open future contracts as of September 30, 2008:

			Number of	Unrealized Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)

90-Day British Sterling Pound March Futures	Long	3/09	30	$62,959
90-Day British Sterling Pound June Futures	Long	6/09	24	55,095
90-Day British Sterling Pound December Futures	Long	12/08	13	2,097
90-Day British Sterling Pound December Futures	Long	12/09	1	(43)
Euro Euribor March Futures	Long	3/09	3	9,711
Euro Euribor June Futures	Long	6/09	2	7,843
90-Day Euribor December Futures	Long	12/08	5	4,390
90-Day Eurodollar March Futures	Long	3/10	29	64,525
90-Day Eurodollar March Futures	Long	3/09	88	172,788
90-Day Eurodollar June Futures	Long	6/10	1	275
90-Day Eurodollar June Futures	Long	6/09	57	40,825
90-Day Eurodollar September Futures	Long	9/10	1	288
90-Day Eurodollar September Futures	Long	9/09	62	157,863
90-Day Eurodollar December Futures	Long	12/08	115	(100,763)
90-Day Eurodollar December Futures	Long	12/09	35	69,737
U.S. Treasury 10-Year Note December Futures	Long	12/08	1	(1,219)

Total Unrealized Appreciation/(Depreciation) on Futures				$546,369

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Credit Default Swaps at September 30, 2008:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Equity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Citibank	General Electric Corp.	Sell	1.10%	6/20/10	$100,000	$(8,553)
Barclays Capital	General Electric Corp.	Sell	0.85	6/20/10	100,000	(8,935)
BNP Paribas	General Electric Corp.	Sell	1.10	12/20/09	200,000	(13,382)
Deutsche Bank Group	General Electric Corp.	Sell	1.02	6/20/10	100,000	(8,675)
Goldman Sachs	General Motors Corp.	Sell	8.90	3/20/13	100,000	(46,163)
Deutsche Bank Group	Berkshire Hathaway Finance Corp.	Sell	0.88	3/20/13	3,000,000	(59,564)
Goldman Sachs	IG9 10 Year 30-100% Future	Sell	0.555	12/20/17	300,000	(134)
Deutsche Bank Group	HY 10 Year Future	Buy	(5.00)	6/20/13	200,000	5,530
Citibank	HY 8 Year 100 25-35% Future	Sell	2.144	6/20/12	500,000	(39,475)
Credit Suisse First Boston	Federal Republic of Panama	Sell	0.30	2/20/09	700,000	(1,620)
Morgan Stanley	Gov't of Ukraine	Sell	0.61	2/20/09	400,000	(7,230)
Barclays Capital	Federal Republic of Indonesia	Sell	0.37	3/20/09	700,000	(2,297)
Morgan Stanley	Federal Republic of Peru	Sell	0.31	3/20/09	300,000	(354)
Goldman Sachs	General Motors Corp.	Sell	9.05	3/20/13	100,000	(45,906)
Deutsche Bank Group	IG9 5 Year 30-100% Future	Sell	0.7075	12/20/12	400,000	(3,639)
Barclays Capital	IG10 5 Year Future	Buy	(1.55)	6/20/13	100,000	1,127
Deutsche Bank Group	IG10 5 Year Future	Buy	(1.55)	6/20/13	3,500,000	40,634
Credit Suisse First Boston	IG10 5 Year Future	Buy	(1.55)	6/23/13	300,000	2,989
Goldman Sachs	IG10 5 Year Future	Buy	(1.55)	6/20/13	1,300,000	26,028
Morgan Stanley	IG10 5 Year Future	Buy	(1.55)	6/20/13	4,000,000	48,577
Deutsche Bank Group	IG10 5 Year Future	Sell	1.55	6/20/13	400,000	1,867
Goldman Sachs	General Motors Corp.	Sell	5.0	6/20/13	800,000	(281,496)
Merrill Lynch	General Electric Corp.	Sell	1.08	12/20/09	200,000	(13,429)
Goldman Sachs	IG9 10 Year 30-100% Future	Sell	0.55	12/20/17	100,000	10

						$(414,090)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Total Return Swaps at September 30, 2008:

					Unrealized
			Expiration	Number of	Appriciation/
Counterparty	Receive Total Return	Pay	Date	Contracts	(Depreciation)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/08	589,625	$(2,328,243)
Bear Stearns & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.30%	10/15/08	50,095	(129,012)
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.25%	10/15/08	79,736	(205,985)
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	03/13/09	71,293	(7,841)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.23%	08/18/09	52,381	(483,591)

					$(3,154,672)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Interest Rate Swaps at September 30, 2008:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Depreciation
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Receive	12.78%	1/4/10	$300,000	$(3,932)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.41	1/4/10	200,000	(940)
Credit Suisse First Boston	6-Month GBP LIBOR	Pay	5.00	6/15/09	100,000	811
Barclays Capital	6-Month GBP LIBOR	Pay	6.00	3/20/09	300,000	(2,670)
Barclays Capital	6-Month GBP LIBOR	Pay	6.00	12/20/08	500,000	(2,020)
Deutsche Bank AG	6-Month GBP LIBOR	Pay	6.00	12/20/08	300,000	(1,300)
Royal Bank of Scotland	6-Month GBP LIBOR	Receive	4.00	12/15/36	100,000	(7,567)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	12.948	1/4/10	100,000	9,326
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	6/15/09	600,000	4,361
Barclays Capital	6-Month GBP LIBOR	Pay	5.00	6/15/09	300,000	6,358
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	11.36	1/4/10	300,000	11,323
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	11.465	1/4/10	100,000	7,534
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.43	1/4/10	200,000	14,988
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	6.00	3/20/09	200,000	(1,874)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.67	1/4/10	200,000	(680)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	10.575	1/2/12	400,000	(2,279)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.98	1/2/12	400,000	20,222
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	(1,836)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Receive	12.54	1/2/12	200,000	(3,988)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	12.54	1/2/12	400,000	(5,831)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.50	3/15/10	100,000	1,288
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.00	6/15/10	2,400,000	7,554
Merrill Lynch & Co.	3-Month USD LIBOR	Receive	5.00	12/17/38	200,000	(13,357)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/38	2,300,000	(153,419)
Merrill Lynch & Co.	3-Month USD LIBOR	Pay	4.00	12/17/10	800,000	4,620
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/28	100,000	(2,800)
Deutsche Bank AG	6-Month GBP LIBOR	Receive	4.00	12/15/36	300,000	(40,180)
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/28	200,000	(9,856)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	12/17/28	100,000	(4,508)
Citibank North America	3-Month USD LIBOR	Receive	5.00	12/17/38	1,500,000	(94,791)
Union Bank of Switzerland	6-Month Australian Bank Bill Rate	Pay	7.50	3/15/11	700,000	9,588
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/38	300,000	(15,014)
HSBC Bank USA	6-Month GBP LIBOR	Pay	5.00	9/17/13	200,000	(4,867)
Goldman Sachs Group	6-Month GBP LIBOR	Pay	6.00	6/19/09	1,500,000	7,449
Goldman Sachs Group	6-Month GBP LIBOR	Receive	5.50	12/15/36	100,000	(13,289)
BNP Paribas	6-Month EUR LIBOR	Pay	4.50	3/18/14	200,000	1,582
Deutsche Bank AG	3-Month USD LIBOR	Receive	5.00	12/17/38	1,600,000	(88,550)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/10	1,100,000	9,405
Barclays Capital	3-Month USD LIBOR	Pay	4.00	12/16/10	200,000	157
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	1,486
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	1,427
Morgan Stanley	3-Month USD LIBOR	Pay	4.00	6/17/10	800,000	7,112
Deutsche Bank AG	3-Month USD LIBOR	Pay	4.00	12/17/10	100,000	(1,189)

						$(350,145)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Written Swap Options outstanding on September 30, 2008:

		Pay/Receive	Exercise	Expiration	Number of
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Fair Value
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.30%	12/15/08	(80)	$(21,360)	$(14,219)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.30	12/15/08	(20)	(5,400)	(3,555)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.25	2/2/09	(220)	(66,330)	(43,819)
Call—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.30	2/2/09	(140)	(35,420)	(30,307)
Call—OTC 7-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.60	2/2/09	(100)	(32,100)	(31,049)
Call—OTC 5-Year Interest Rate Swap	Merrill Lynch	Rec—3-month USD-LIBOR	4.40	8/3/09	(260)	(85,800)	(72,362)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.40	8/3/09	(200)	(65,040)	(55,663)
Call—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.15	8/3/09	(60)	(15,060)	(12,178)

						$(326,510)	$(263,151)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Written options oustanding on September 30, 2008:

			Number
	Exercise	Expiration	of
Security Description	Price	Date	Contracts	Premium	Fair Value
Call — CBOT US 10 Year Treasury Note December Future	$119	11/21/08	(9)	$(4,978)	$(5,484)
Put — CBOT US 10 Year Treasury Note December Future	113	11/21/08	(9)	(5,056)	(11,531)

				$(10,034)	$(17,015)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Securities Sold Short (-1.1%):

	Coupon	Maturity	Principal			Appreciation/
Security Description	Rate	Date	Amount	Premium	Fair Value	(Depreciation)

Government National Mortgage Association - October TBA	6.00%	10/18/37	$(900,000)	$(925,313)	$(913,219)	$12,093

				$(925,313)	$(913,219)	$12,093

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (2.7%):
18,179	Boeing Co. (The)	$1,042,566
9,597	General Dynamics Corp.	706,531
3,100	Goodrich Corp.	128,960
18,210	Honeywell International, Inc.	756,625
3,000	L-3 Communications Holdings, Inc.	294,960
8,144	Lockheed Martin Corp.	893,152
8,250	Northrop Grumman Corp.	499,455
3,356	Precision Castparts Corp.	264,386
10,200	Raytheon Co.	545,802
3,900	Rockwell Collins, Inc.	187,551
23,581	United Technologies Corp.	1,416,275

		6,736,263

Air Freight & Logistics (1.0%):
4,150	C.H. Robinson Worldwide, Inc.	211,484
5,150	Expeditors International of Washington, Inc.	179,426
7,612	FedEx Corp.	601,652
24,684	United Parcel Service, Inc., Class B	1,552,377

		2,544,939

Airline (0.1%):
17,650	Southwest Airlines Co.	256,102

Auto Components (0.2%):
5,800	Goodyear Tire & Rubber Co.*	88,798
14,350	Johnson Controls, Inc.	435,235

		524,033

Automobiles (0.3%):
54,363	Ford Motor Co.*	282,688
13,700	General Motors Corp.^	129,465
5,694	Harley-Davidson, Inc.	212,386

		624,539

Beverages (2.8%):
17,589	Anheuser-Busch Cos., Inc.	1,141,174
2,000	Brown-Forman Corp., Class B	143,620
48,628	Coca-Cola Co.	2,571,449
7,050	Coca-Cola Enterprises, Inc.	118,228
4,750	Constellation Brands, Inc.*	101,935
3,685	Molson Coors Brewing Co.	172,274
3,250	Pepsi Bottling Group, Inc. (The)	94,802
38,428	PepsiCo, Inc.	2,738,764

		7,082,246

Biotechnology (1.6%):
26,079	Amgen, Inc.*	1,545,702
7,050	Biogen, Inc.*	354,545
11,127	Celgene Corp.*	704,117
6,450	Genzyme Corp.*	521,740
22,306	Gilead Sciences, Inc.*	1,016,707

		4,142,811

Building Products (0.1%):
3,100	Fastenal Co.	153,109
8,750	Masco Corp.	156,975

		310,084

Capital Markets (2.3%):
5,300	Ameriprise Financial, Inc.	202,460
22,450	Charles Schwab Corp.	583,700
11,750	E*TRADE Financial Corp.*	32,900
2,100	Federated Investors, Inc.	60,543
3,750	Franklin Resources, Inc.	330,487
10,633	Goldman Sachs Group, Inc.	1,361,024
9,300	Invesco, Ltd.	195,114
3,550	Janus Capital Group, Inc.	86,194
3,400	Legg Mason, Inc.	129,404
37,463	Merrill Lynch & Co., Inc.	947,814
26,737	Morgan Stanley	614,951
5,407	Northern Trust Corp.	390,385
10,561	State Street Corp.	600,710
6,225	T. Rowe Price Group, Inc.	334,345

		5,870,031

Chemicals (2.0%):
5,250	Air Products & Chemicals, Inc.	359,572
1,150	Ashland, Inc.	33,626
1,362	CF Industries Holdings, Inc.	124,569
22,474	Dow Chemical Co. (The)	714,224
22,069	E.I. du Pont de Nemours & Co.	889,381
1,750	Eastman Chemical Co.	95,812
4,250	Ecolab, Inc.	206,210
2,550	Hercules, Inc.	50,464
2,000	International Flavor & Fragrances, Inc.	78,920
13,454	Monsanto Co.	1,331,677
3,932	PPG Industries, Inc.	229,314
7,697	Praxair, Inc.	552,183
3,150	Rohm & Haas Co.	220,500
3,150	Sigma Aldrich Corp.	165,123

		5,051,575

Commercial Banks (3.3%):
28,035	Bank of New York Mellon Corp.	913,380
13,442	BB&T Corp.	508,108
3,700	Comerica, Inc.	121,323
13,950	Fifth Third Bancorp	166,005
4,721	First Horizon National Corp.	44,853
9,100	Huntington Bancshares, Inc.	72,709
11,750	KeyCorp	140,295
1,850	M&T Bank Corp.	165,113
6,248	Marshall & Ilsley Corp.	125,897
18,200	National City Corp.^	31,850
8,476	PNC Financial Services Group, Inc.	633,157
16,900	Regions Financial Corp.	162,240
8,550	SunTrust Banks, Inc.	384,665
42,614	U.S. Bancorp	1,534,956
52,810	Wachovia Corp.	184,835
80,944	Wells Fargo & Co.	3,037,828
2,700	Zions Bancorp	104,490

		8,331,704

Commercial Services & Supplies (0.5%):
8,250	Allied Waste Industries, Inc.*	91,658
2,350	Avery Dennison Corp.	104,528
3,100	Cintas Corp.	89,001
3,150	Equifax, Inc.	108,518
2,900	Monster Worldwide, Inc.*	43,239
4,950	Pitney Bowes, Inc.	164,637
5,050	R.R. Donnelley & Sons Co.	123,876
3,900	Robert Half International, Inc.	96,525
11,774	Waste Management, Inc.	370,763

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
		1,192,745

Communications Equipment (2.6%):
2,100	Ciena Corp.*	$21,168
144,500	Cisco Systems, Inc.*	3,259,920
38,380	Corning, Inc.	600,263
3,283	Harris Corp.	151,674
5,450	JDS Uniphase Corp.*	46,107
13,296	Juniper Networks, Inc.*	280,147
54,700	Motorola, Inc.	390,558
40,141	QUALCOMM, Inc.	1,724,859
9,650	Tellabs, Inc.*	39,179

		6,513,875

Computers & Peripherals (4.3%):
21,670	Apple, Inc.*	2,463,012
42,636	Dell, Inc.*	702,641
50,037	EMC Corp.*	598,443
59,910	Hewlett-Packard Co.	2,770,238
33,295	International Business Machines Corp.	3,894,183
2,150	Lexmark International, Inc.*	70,026
8,300	NetApp, Inc.*	151,309
3,200	QLogic Corp.*	49,152
5,400	SanDisk Corp.*	105,570

		10,804,574

Construction & Engineering (0.2%):
2,650	Centex Corp.	42,930
4,379	Fluor Corp.	243,910
2,950	Jacobs Engineering Group, Inc.*	160,214
4,950	Pulte Homes, Inc.	69,152

		516,206

Construction Materials (0.1%):
2,650	Vulcan Materials Co.	197,425

Consumer Finance (0.5%):
28,361	American Express Co.	1,004,830
11,300	SLM Corp.*	139,442

		1,144,272

Containers & Packaging (0.1%):
2,300	Ball Corp.	90,827
2,350	Bemis Co., Inc.	61,382
3,203	Pactiv Corp.*	79,530
3,850	Sealed Air Corp.	84,662

		316,401

Distributors (0.1%):
4,050	Genuine Parts Co.	162,851

Diversified Consumer Services (0.1%):
2,598	Apollo Group, Inc., Class A*	154,061
7,750	H&R Block, Inc.	174,763

		328,824

Diversified Financial Services (5.2%):
4,950	American Capital, Ltd.	126,274
111,549	Bank of America Corp.	3,904,215
9,050	Capital One Financial Corp.	461,550
6,800	CIT Group, Inc.	47,328
133,205	Citigroup, Inc.	2,732,035
1,627	CME Group, Inc.	604,447
11,550	Discover Financial Services	159,621
6,156	HCP, Inc.	247,040
1,750	Intercontinental Exchange, Inc.*	141,190
89,727	JP Morgan Chase & Co.	4,190,251
4,250	Leucadia National Corp.	193,120
4,900	Moody’s Corp.	166,600
6,400	NYSE Euronext	250,752

		13,224,423

Diversified Telecommunication Services (2.7%):
144,155	AT&T, Inc.	4,024,808
2,500	CenturyTel, Inc.	91,625
3,400	Embarq Corp.	137,870
7,800	Frontier Communications Corp.	89,700
36,600	Qwest Communications International, Inc.	118,218
69,661	Verizon Communications, Inc.	2,235,421
10,700	Windstream Corp.	117,058

		6,814,700

Electric Utilities (2.1%):
4,000	Allegheny Energy, Inc.	147,080
9,840	American Electric Power Co., Inc.	364,867
30,942	Duke Energy Corp.	539,319
12,100	Dynegy, Inc.*	43,318
7,970	Edison International	318,003
4,704	Entergy Corp.	418,703
16,080	Exelon Corp.	1,006,929
7,300	FirstEnergy Corp.	489,027
9,870	FPL Group, Inc.	496,461
4,900	Pepco Holdings, Inc.	112,259
2,400	Pinnacle West Capital Corp.	82,584
9,100	PPL Corp.	336,882
6,200	Progress Energy, Inc.	267,406
18,840	Southern Co.	710,080

		5,332,918

Electrical Equipment (0.4%):
4,150	Cooper Industries, Ltd., Class A	165,793
18,799	Emerson Electric Co.	766,811
3,550	Rockwell International Corp.	132,557

		1,065,161

Electronic Equipment & Instruments (0.3%):
8,650	Agilent Technologies, Inc.*	256,559
4,200	Amphenol Corp., Class A	168,588
5,150	Jabil Circuit, Inc.	49,131
3,400	Molex, Inc.	76,330
11,300	Tyco Electronics, Ltd.	312,558

		863,166

Energy Equipment & Services (2.3%):
7,540	Baker Hughes, Inc.	456,472
7,100	BJ Services Co.	135,823
5,250	Cameron International Corp.*	202,335
3,450	ENSCO International, Inc.	198,824
6,800	Nabors Industries, Ltd.*	169,456
10,000	National-Oilwell Varco, Inc.*	502,300
6,500	Noble Corp.	285,350
2,600	Rowan Cos., Inc.	79,430
29,345	Schlumberger, Ltd.	2,291,551
5,250	Smith International, Inc.	307,860
7,704	Transocean, Inc.*	846,207
16,500	Weatherford International, Ltd.*	414,810

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
		5,890,418

Food & Staples Retailing (1.6%):
10,487	Costco Wholesale Corp.	$680,921
35,107	CVS Caremark Corp.	1,181,702
15,843	Kroger Co.	435,366
10,600	Safeway, Inc.	251,432
4,900	Supervalu, Inc.	106,330
14,371	SYSCO Corp.	443,058
23,977	Walgreen Co.	742,328
3,450	Whole Foods Market, Inc.	69,103

		3,910,240

Food Products (1.7%):
15,550	Archer-Daniels Midland Co.	340,701
5,200	Campbell Soup Co.	200,720
11,200	ConAgra Foods, Inc.	217,952
3,700	Dean Foods Co.*	86,432
8,085	General Mills, Inc.	555,601
7,750	H.J. Heinz Co.	386,802
4,050	Hershey Co.	160,137
6,125	Kellogg Co.	343,612
37,136	Kraft Foods, Inc.	1,216,204
3,050	McCormick & Co.	117,273
16,950	Sara Lee Corp.	214,079
7,060	Tyson Foods, Inc., Class A	84,296
5,270	W.M. Wrigley Jr. Co.	418,438

		4,342,247

Gas Utilities (0.2%):
1,150	NICOR, Inc.	51,003
4,200	Noble Energy, Inc.	233,478
4,200	Questar Corp.	171,864

		456,345

Health Care Equipment & Supplies (2.3%):
2,430	Bard (C.R.), Inc.	230,534
15,236	Baxter International, Inc.	999,939
5,850	Becton Dickinson & Co.	469,521
36,709	Boston Scientific Corp.*	450,419
12,275	Covidien, Ltd.	659,904
3,650	Hospira, Inc.*	139,430
950	Intuitive Surgical, Inc.*	228,931
27,600	Medtronic, Inc.	1,382,760
8,250	St. Jude Medical, Inc.*	358,792
6,052	Stryker Corp.	377,040
3,050	Varian Medical Systems, Inc.*	174,247
5,350	Zimmer Holdings, Inc.*	345,396

		5,816,913

Health Care Providers & Services (1.7%):
11,650	Aetna, Inc.	420,681
3,850	Amerisource Bergen Corp.	144,953
8,667	Cardinal Health, Inc.	427,110
6,800	CIGNA Corp.	231,064
3,650	Coventry Health Care, Inc.*	118,808
2,500	DaVita, Inc.*	142,525
6,090	Express Scripts, Inc.*	449,564
4,100	Humana, Inc.*	168,920
2,700	Laboratory Corp. of America Holdings*	187,650
6,750	McKesson HBOC, Inc.	363,217
2,228	Patterson Companies, Inc.*	67,753
3,850	Quest Diagnostics, Inc.	198,930
11,350	Tenet Healthcare Corp.*	62,993
29,550	UnitedHealth Group, Inc.	750,274
12,761	WellPoint, Inc.*	596,832

		4,331,274

Health Care Technology (0.0%):
4,300	IMS Health, Inc.	81,313

Hotels, Restaurants & Leisure (1.3%):
10,500	Carnival Corp.	371,175
3,436	Darden Restaurants, Inc.	98,373
7,450	International Game Technology	127,991
7,300	Marriott International, Inc., Class A	190,457
27,381	McDonald’s Corp.	1,689,408
17,600	Starbucks Corp.*	261,712
4,550	Starwood Hotels & Resorts Worldwide, Inc.	128,037
4,200	Wyndham Worldwide Corp.	65,982
11,650	Yum! Brands, Inc.	379,906

		3,313,041

Household Durables (0.4%):
1,450	Black & Decker Corp.	88,087
6,600	D. R. Horton, Inc.	85,932
3,750	Fortune Brands, Inc.	215,100
1,450	Harman International Industries, Inc.	49,402
1,750	KB Home	34,440
3,950	Leggett & Platt, Inc.	86,071
3,450	Lennar Corp.	52,406
6,350	Newell Rubbermaid, Inc.	109,601
1,350	Snap-On, Inc.	71,091
1,756	Stanley Works (The)	73,295
1,821	Whirlpool Corp.	144,387

		1,009,812

Household Products (2.8%):
3,400	Clorox Co. (The)	213,146
12,371	Colgate-Palmolive Co.	932,155
10,032	Kimberly-Clark Corp.	650,475
74,225	Procter & Gamble Co.	5,172,740

		6,968,516

Independent Power Producers & Energy Traders (0.1%):
16,250	AES Corp. (The)*	189,963
4,100	Constellation Energy Group, Inc.	99,630

		289,593

Industrial Conglomerates (3.0%):
17,099	3M Co.	1,168,033
243,349	General Electric Co.	6,205,399
6,050	Textron, Inc.	177,144

		7,550,576

Insurance (2.9%):
11,550	AFLAC, Inc.	678,563
13,354	Allstate Corp. (The)	615,886
64,549	American International Group, Inc.	214,948
6,792	Aon Corp.	305,368
2,901	Assurant, Inc.	159,555
8,950	Chubb Corp. (The)	491,355
3,800	Cincinnati Financial Corp.	108,072
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
10,450	Genworth Financial, Inc.	$89,975
7,370	Hartford Financial Services Group, Inc.	302,096
6,263	Lincoln National Corp.	268,119
8,759	Loews Corp.	345,893
12,400	Marsh & McLennan Cos., Inc.	393,824
5,150	MBIA, Inc.^	61,285
17,073	MetLife, Inc.	956,088
6,300	Principal Financial Group, Inc.	273,987
16,400	Progressive Corp. (The)	285,360
10,545	Prudential Financial, Inc.	759,240
1,950	Torchmark Corp.	116,610
14,350	Travelers Cos., Inc. (The)	648,620
8,600	UnumProvident Corp.	215,860
7,350	XL Capital, Ltd., Class A	131,859

		7,422,563

Internet & Catalog Retail (0.3%):
7,814	Amazon.com, Inc.*	568,547
5,050	Expedia, Inc.*	76,305

		644,852

Internet Software & Services (1.5%):
4,100	Akamai Technologies, Inc.*	71,504
26,662	eBay, Inc.*	596,695
5,846	Google, Inc., Class A*	2,341,440
4,750	VeriSign, Inc.*	123,880
33,350	Yahoo!, Inc.*	576,955

		3,710,474

IT Services (1.0%):
2,350	Affiliated Computer Services, Inc., Class A*	118,980
12,550	Automatic Data Processing, Inc.	536,512
7,000	Cognizant Technology Solutions Corp., Class A*	159,810
3,600	Computer Sciences Corp.*	144,468
3,000	Convergys Corp.*	44,340
4,250	Fidelity National Information Services, Inc.	78,455
3,915	Fiserv, Inc.*	185,258
1,799	MasterCard, Inc., Class A	319,017
7,700	Paychex, Inc.	254,331
4,800	Total System Services, Inc.	78,720
8,050	Unisys Corp.*	22,138
18,050	Western Union Co.	445,293

		2,387,322

Leisure Equipment & Products (0.2%):
6,950	Eastman Kodak Co.	106,891
3,350	Hasbro, Inc.	116,312
8,450	Mattel, Inc.	152,438

		375,641

Life Sciences Tools & Services (0.4%):
4,050	Applied Biosystems, Inc.	138,712
1,341	Millipore Corp.*	92,261
2,700	PerkinElmer, Inc.	67,419
10,172	Thermo Fisher Scientific, Inc.*	559,460
2,400	Waters Corp.*	139,632

		997,484

Machinery (1.6%):
14,880	Caterpillar, Inc.	886,848
4,850	Cummins, Inc.	212,042
6,150	Danaher Corp.	426,810
10,277	Deere & Co.	508,711
4,700	Dover Corp.	190,585
3,987	Eaton Corp.	223,990
9,783	Illinois Tool Works, Inc.	434,854
7,638	Ingersoll Rand Co., Class A	238,076
4,350	ITT Industries, Inc.	241,903
3,150	Manitowoc Co.	48,983
8,772	PACCAR, Inc.	335,003
2,850	Pall Corp.	98,012
4,050	Parker Hannifin Corp.	214,650
2,500	Terex Corp.*	76,300

		4,136,767

Media (2.6%):
16,100	CBS Corp.	234,738
70,942	Comcast Corp., Class A	1,392,591
14,120	DIRECTV Group, Inc. (The)*	369,520
5,550	Gannett Co., Inc.	93,850
11,650	Interpublic Group of Cos., Inc. (The)*	90,287
7,650	McGraw-Hill Cos., Inc. (The)	241,816
900	Meredith Corp.	25,245
3,500	New York Times Co., Class A	50,015
55,632	News Corp.	667,028
7,645	Omnicom Group, Inc.	294,791
2,150	Scripps Networks Interactive, Class A	78,067
87,643	Time Warner, Inc.	1,149,000
15,189	Viacom, Inc., Class B*	377,295
45,866	Walt Disney Co. (The)	1,407,628
147	Washington Post Co. (The), Class B	81,844

		6,553,715

Metals & Mining (0.8%):
2,700	AK Steel Holding Corp.	69,984
19,489	Alcoa, Inc.	440,062
2,300	Allegheny Technologies, Inc.^	67,965
9,392	Freeport-McMoRan Copper & Gold, Inc., Class A	533,935
11,171	Newmont Mining Corp.	432,988
7,650	Nucor Corp.	302,175
2,300	Titanium Metals Corp.	26,082
2,874	United States Steel Corp.	223,051

		2,096,242

Multi-Utilities (1.2%):
4,950	Ameren Corp.	193,199
8,362	Centerpoint Energy, Inc.	121,834
5,450	CMS Energy Corp.	67,962
6,448	Consolidated Edison, Inc.	277,006
14,186	Dominion Resources, Inc.	606,877
3,899	DTE Energy Co.	155,765
1,950	Integrys Energy Group, Inc.	97,383
6,700	NiSource, Inc.	98,892
8,771	PG&E Corp.	328,474
12,438	Public Service Enterprise Group, Inc.	407,842
5,873	Sempra Energy	296,410
5,100	TECO Energy, Inc.	80,223
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued
10,910	Xcel Energy, Inc.	$218,091

		2,949,958

Multiline Retail (2.1%):
1,900	Big Lots, Inc.*	52,877
1,250	Dillards, Inc., Class A	14,750
3,350	Family Dollar Stores, Inc.	79,395
5,100	J.C. Penney Co., Inc.	170,034
7,400	Kohl’s Corp.*	340,992
10,200	Macy’s, Inc.	183,396
4,300	Nordstrom, Inc.	123,926
1,450	Sears Holdings Corp.*^	135,575
18,673	Target Corp.	915,911
54,853	Wal-Mart Stores, Inc.	3,285,146

		5,302,002

Office Electronics (0.1%):
21,700	Xerox Corp.	250,201

Oil, Gas & Consumable Fuels (10.7%):
11,460	Anadarko Petroleum Corp.	555,925
8,181	Apache Corp.	853,115
2,350	Cabot Oil & Gas Corp., Class A	84,929
12,751	Chesapeake Energy Corp.	457,251
50,256	ChevronTexaco Corp.	4,145,115
37,177	ConocoPhillips	2,723,215
4,350	Consol Energy, Inc.	199,621
10,702	Devon Energy Corp.	976,022
16,400	El Paso Corp.	209,264
6,050	EOG Resources, Inc.	541,233
127,056	Exxon Mobil Corp.	9,867,169
21,450	Halliburton Co.	694,765
6,924	Hess Corp.	568,322
17,259	Marathon Oil Corp.	688,116
1,950	Massey Energy Co.	69,557
4,585	Murphy Oil Corp.	294,082
19,987	Occidental Petroleum Corp.	1,408,084
6,561	Peabody Energy Corp.	295,245
2,800	Pioneer Natural Resources Co.	146,384
3,700	Range Resources Corp.	158,619
8,250	Southwestern Energy Co.*	251,955
14,821	Spectra Energy Corp.	352,740
2,859	Sunoco, Inc.	101,723
3,350	Tesoro Petroleum Corp.	55,242
12,750	Valero Energy Corp.	386,325
14,150	Williams Cos., Inc. (The)	334,647
13,438	XTO Energy, Inc.	625,136

		27,043,801

Paper & Forest Products (0.3%):
10,459	International Paper Co.	273,817
4,100	MeadWestvaco Corp.	95,571
5,168	Weyerhaeuser Co.	313,077

		682,465

Personal Products (0.2%):
10,250	Avon Products, Inc.	426,092
2,750	Estee Lauder Co., Inc. (The), Class A	137,253

		563,345

Pharmaceuticals (6.8%):
37,709	Abbott Laboratories	2,171,284
7,470	Allergan, Inc.	384,705
2,650	Barr Laboratories, Inc.*	173,045
48,425	Bristol-Myers Squibb Co.	1,009,661
24,475	Eli Lilly & Co.	1,077,634
7,350	Forest Laboratories, Inc.*	207,858
68,359	Johnson & Johnson Co.	4,735,912
5,950	King Pharmaceuticals, Inc.*	57,001
12,309	Medco Health Solutions, Inc.*	553,905
52,409	Merck & Co., Inc.	1,654,028
7,450	Mylan, Inc.*	85,079
164,898	Pfizer, Inc.	3,040,719
39,114	Schering Plough Corp.	722,436
2,500	Watson Pharmaceuticals, Inc.*	71,250
32,290	Wyeth	1,192,793

		17,137,310

Real Estate Investment Trusts (REITs) (1.2%):
2,227	Apartment Investment & Management Co., Class A	77,990
1,800	Avalonbay Communities, Inc.	177,156
2,800	Boston Properties, Inc.	262,248
2,850	Developers Diversified Realty Corp.	90,316
6,550	Equity Residential Property Trust	290,885
6,350	General Growth Properties, Inc.	95,885
12,600	Host Hotels & Resorts, Inc.	167,454
5,555	Kimco Realty Corp.	205,202
4,150	Plum Creek Timber Co., Inc.	206,919
6,400	ProLogis Trust	264,128
3,063	Public Storage, Inc.	303,268
5,454	Simon Property Group, Inc.	529,038
3,350	Vornado Realty Trust	304,682

		2,975,171

Real Estate Management & Development (0.0%):
4,200	CB Richard Ellis Group, Inc.*	56,154

Road & Rail (1.1%):
6,908	Burlington Northern Santa Fe Corp.	638,507
10,020	CSX Corp.	546,791
9,300	Norfolk Southern Corp.	615,753
1,200	Ryder System, Inc.	74,400
12,455	Union Pacific Corp.	886,298

		2,761,749

Semiconductors & Semiconductor Equipment (2.2%):
14,100	Advanced Micro Devices, Inc.*	74,025
7,250	Altera Corp.	149,930
7,000	Analog Devices, Inc.	184,450
32,950	Applied Materials, Inc.	498,533
10,850	Broadcom Corp., Class A*	202,136
138,256	Intel Corp.	2,589,535
4,100	KLA-Tencor Corp.	129,765
5,400	Linear Technology Corp.	165,564
15,450	LSI Logic Corp.*	82,812
5,550	MEMC Electronic Materials, Inc.*	156,843
4,500	Microchip Technology, Inc.	132,435
17,900	Micron Technology, Inc.*	72,495
5,100	National Semiconductor Corp.	87,771
2,400	Novellus Systems, Inc.*	47,136
13,375	NVIDIA Corp.*	143,246
4,150	Teradyne, Inc.*	32,412
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
31,949	Texas Instruments, Inc.	$686,903
6,750	Xilinx, Inc.	158,288

		5,594,279

Software (3.8%):
12,700	Adobe Systems, Inc.*	501,269
5,400	Autodesk, Inc.*	181,170
4,650	BMC Software, Inc.*	133,130
9,550	CA, Inc.	190,618
4,400	Citrix Systems, Inc.*	111,144
6,300	Compuware Corp.*	61,047
7,700	Electronic Arts, Inc.*	284,823
7,750	Intuit, Inc.*	244,977
192,077	Microsoft Corp.	5,126,535
8,500	Novell, Inc.*	43,690
95,768	Oracle Corp.*	1,945,048
2,500	Salesforce.com, Inc.*	121,000
18,850	Sun Microsystems, Inc.*	143,260
20,350	Symantec Corp.*	398,453
4,400	Teradata Corp.*	85,800

		9,571,964

Specialty Retail (1.8%):
2,100	Abercrombie & Fitch Co., Class A	82,845
3,150	AutoNation, Inc.*	35,406
1,018	AutoZone, Inc.*	125,560
6,200	Bed Bath & Beyond, Inc.*	194,742
8,400	Best Buy Co., Inc.	315,000
3,900	GameStop Corp., Class A*	133,419
11,050	Gap, Inc. (The)	196,469
41,199	Home Depot, Inc.	1,066,642
6,900	Limited Brands, Inc.	119,508
35,853	Lowe’s Cos., Inc.	849,358
6,600	Office Depot, Inc.*	38,412
3,500	RadioShack Corp.	60,480
2,500	Sherwin Williams Co.	142,900
17,050	Staples, Inc.	383,625
3,000	Tiffany & Co.	106,560
10,300	TJX Cos., Inc.	314,356
11,400	Tyco International, Ltd.	399,228

		4,564,510

Textiles, Apparel & Luxury Goods (0.5%):
8,250	Coach, Inc.*	206,580
2,050	Jones Apparel Group, Inc.	37,946
2,300	Liz Claiborne, Inc.	37,789
9,597	Nike, Inc., Class B	642,039
1,400	Polo Ralph Lauren Corp.	93,296
2,100	V.F. Corp.	162,351

		1,180,001

Thrifts & Mortgage Finance (0.1%):
12,550	Hudson City Bancorp, Inc.	231,548
3,000	MGIC Investment Corp.	21,090
13,294	Sovereign Bancorp, Inc.	52,511

		305,149

Tobacco (1.7%):
50,589	Altria Group, Inc.	1,003,686
4,234	Lorillard, Inc.	301,249
50,421	Philip Morris International, Inc.	2,425,250
4,200	Reynolds American, Inc.	204,204
3,609	UST, Inc.	240,143

		4,174,532

Trading Companies & Distributors (0.1%):
1,550	W.W. Grainger, Inc.	134,804

Wireless Telecommunication Services (0.3%):
9,550	American Tower Corp., Class A*	343,513
68,950	Sprint Nextel Corp.	420,595

		764,108

Total Common Stocks
(Cost $270,735,228)		248,248,719

U.S. Treasury Obligations (0.2%):
$480,000	U.S. Treasury Bills, 0.35%, 12/26/08(a)+	479,237

Total U.S. Treasury Obligations
(Cost $479,563)		479,237

Deposit Account (1.4%):
3,611,218	NTRS London Deposit Account	3,611,218

Total Deposit Account
(Cost $3,611,218)		3,611,218

Collateral For Securities On Loan (0.1%):
124,087	Northern Trust Liquid Institutional Asset Portfolio	124,087

Total Collateral For Securities On Loan
(Cost $124,087)		124,087

Total Investment Securities
(Cost $274,950,096)(b)—100.2%		252,463,261
Net other assets (liabilities) — (0.2)%		(416,717)

NET ASSETS — 100.0%		$252,046,544

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

+	Investment securities segregated as collateral for Futures Contracts. Fair Value of these securities is $479,237.

(a)	The rate presented represents the effective yield at September 30, 2008.

(b)	Cost for federal income tax purposes is $277,099,052. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$484,794
Unrealized depreciation	(25,120,585)

Net unrealized depreciation	$(24,635,791)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Country	Percentage
United States	97.7%
Bermuda	0.9%
Netherlands	0.9%
Cayman Islands	0.4%
Panama	0.1%

100.0%

Futures Contracts
Securities with an aggregate fair value of $479,237 have been segregated with the broker to cover margin requirements for the following open contracts as of September 30, 2008:

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 Index E-Mini Futures	Long	12/08	69	$(127,380)
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.8%):
Aerospace & Defense (0.0%):
6,900	Empresa Brasileira de Aeronautica SA, ADR	$46,788

Auto Components (1.0%):
100,500	Hankook Tire Co., Ltd.	1,417,907

Automobiles (0.7%):
3,032,000	Denway Motors, Ltd.	950,418

Beverages (1.1%):
53,233	Anadolu Efes Biracilik ve Malt Sanayii AS	548,476
2,100	Comphania de Bebidas das Americas (AmBev), Preferred Shares	113,665
24,700	Fomento Economico Mexicano, SA de CV, ADR	942,058

		1,604,199

Building Products (1.1%):
2,388,000	China Construction Bank	1,585,074

Capital Markets (0.6%):
59,926	Bradespar SA, Preferred Shares	815,225

Chemicals (1.5%):
9,279	LG Chem, Ltd.	731,098
111,048	Makhteshim-Agan Industries, Ltd.	738,246
17,317	Reliance Industries, Ltd.	731,808

		2,201,152

Commercial Banks (12.3%):
117,150	Banco Bradesco SA, ADR	1,886,115
19,600	Banco Bradesco SA, Preferred Shares	312,689
4,500	Banco do Brasil SA	52,938
16,000	Banco Itau Holding Financeira SA, Preferred Shares	264,929
202,156	Bank Hapoalim BM	656,060
181,400	Bumiputra-Commerce Holdings Berhad	407,653
14,945	Cherepovets MK Severstal, GDR, Registered Shares	161,601
158,000	China Merchants Bank Co., Ltd., Class H	374,396
27,050	Hana Financial Group, Inc.	639,431
2,684	HSBC Holdings plc	42,363
13,396	ICICI Bank, Ltd.	157,518
3,792,000	Industrial & Commerical Bank of China	2,258,837
367,900	Kasikornbank Public Co., Ltd.	687,954
16,400	Kasikornbank Public Co., Ltd.	31,190
23,899	Kookmin Bank	1,057,241
54,450	Korea Exchange Bank Co.	503,487
52,982	OTP Bank Nyrt.*	1,922,097
80,902	PKO Bank Polski SA	1,487,170
2,335,500	PT Bank Central Asia Tbk	771,247
890,900	Siam Commercial Bank Public Co., Ltd.	1,841,107
84,660	Standard Bank Group, Ltd.	973,791
208,530	Turkiye Garanti Bankasi AG*	497,399
186,023	Turkiye Is Bankasi, Class C	777,027
0	Turkiye Vakiflar Bankasi TAO	1
14,200	Unibanco — Uniao de Bancos Brasileiros SA	141,821

		17,906,062

Computers & Peripherals (1.9%):
388,018	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	2,719,196

Construction & Engineering (1.9%):
43,012	Aveng, Ltd.	328,509
18,850	Hyundai Development Co.	709,968
12,103	Orascom Construction Industries	701,380
4,850	Orascom Construction Industries, GDR^	563,266
131,875	Raubex Group, Ltd.	491,050

		2,794,173

Construction Materials (1.1%):
740,000	China National Building Material Co., Ltd.	857,445
1,139,280	Taiwan Cement Corp.	676,116

		1,533,561

Diversified Consumer Services (0.7%):
166,000	Beijing Enterprises Holdings, Ltd.	631,577
700	TAM SA, Preferred Shares	13,062
16,700	TAM SA, SP ADR	314,962

		959,601

Diversified Financial Services (3.6%):
23,500	BM&FBOVESPA SA	103,517
93,435	Cathay Financial Holding Co., Ltd.	1,252,964
1,695,824	Chinatrust Financial Holding Co., Ltd.	911,407
27,862	Housing Development Finance, Ltd.	1,300,917
3,800	Redecard SA	47,340
1,988,000	SinoPac Financial Holdings Co., Ltd.	551,017
9,811	Unibanco — Uniao de Bancos Brasileiros SA, GDR	990,126

		5,157,288

Diversified Telecommunication Services (7.1%):
74,444	Bharti Airtel, Ltd.*	1,266,142
25,100	Brasil Telecom Participacoes SA	685,817
1,394,000	China Communication Services Corp., Ltd., Class H	960,951
443,000	Chunghwa Telecom Co., Ltd.*	1,037,664
50,000	Chunghwa Telecom Co., Ltd., ADR	1,183,500
1	Far EasTone Telecommunications Co., Ltd., GDR, Registered shares	19
1,200	GVT Holdings SA*	17,820
172,258	Magyar Telekom Telecommunications PLC	812,123
1,283,500	PT Telekomunikasi Indonesia	965,400
4,500	Tele Norte Leste Participacoes SA, Preferred Shares	77,586
286,210	Telecom Egypt	772,725
1,032,300	Telekom Malaysia Berhad	985,940
80,015	Telekomunikacja Polska SA	766,113
257,542	Turk Telekomunikasyon AS*	766,405

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
		10,298,205

Electric Utilities (0.9%):
20,900	Centrais Electricas Brasileiras SA	$303,437
3,100	Centrais Electricas Brasileiras SA, Preferred Shares, Class B	39,076
49,492	Companhia Energetica de Minas Gerais — Preferred Shares	970,380

		1,312,893

Electronic Equipment & Instruments (0.3%):
110,400	Hon Hai Precision Industry Co., Ltd.	392,925

Energy Equipment & Services (0.7%):
69,297	Electropaulo Metropolitana SA, Prefered B, Class B (“PNA”)	952,178

Food & Staples Retailing (0.9%):
9,800	Central European Distribution Corp.*	445,018
164,818	Supersol, Ltd.	821,608

		1,266,626

Food Products (1.1%):
7,022	CJ CheilJedang Corp.*	1,142,158
161,100	Kuala Lumpur Kepong Berhad	452,517
1,500	Perdigao SA	28,425

		1,623,100

Gas Utilities (0.6%):
3,525,000	PT Perusahaan Gas Negara	805,037

Hotels, Restaurants & Leisure (0.9%):
1,856,300	Resorts World Berhad	1,381,420

Household Durables (3.0%):
52,100	Land & Houses Pubilc Co., Ltd.	9,613
2,714,200	Land & Houses Public Co., Ltd.	518,026
4,275	LG Electronics, Inc.	398,438
11,220	Samsung Electronics Co., Ltd., GDR(a)	2,576,190
383,700	Urbi, Desarrolloas Urbanos, SA de CV*	895,908

		4,398,175

Industrial Conglomerates (0.1%):
27,800	Itausa — Investimentos Itau SA, Preferred Shares	136,341

Insurance (3.6%):
260,000	Cathay Financial Holding Co., Ltd.	364,680
380,000	China Life Insurance Co., Ltd., Class H	1,406,943
307,000	Ping An Insurance Group Co. of China	1,796,347
9,558	Samsung Fire & Marine Insurance Co., Ltd.	1,677,460

		5,245,430

Machinery (1.6%):
18,600	Bharat Heavy Electricals, Ltd.	642,650
28,270	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	714,465
133,151	Weg SA	992,473

		2,349,588

Media (0.9%):
33,000	Grupo Televisa SA, ADR	721,710
31	Megacable Holdings SAB de CV, CPO*	44
32,422	Naspers, Ltd.	642,199

		1,363,953

Metals & Mining (7.1%):
28,045	AngloGold Ashanti, Ltd.	647,405
55,400	Banpu Public Co., Ltd.	494,134
13,400	Companhia Siderurgica Nacional SA, SP ADR	284,884
19,200	Companhia Vale do Rio Doce, ADR	367,680
119,100	Companhia Vale do Rio Doce, ADR, Preferred Shares	2,108,070
28,000	Companhia Vale do Rio Doce, Preferred Shares, Class A	475,399
19,600	Comphania Vale do Rio Doce	369,869
1	Eregli Demir ve Celik Fabrikalari TAS	5
2,800	Gerdau SA	25,860
10,200	Gerdau SA, Preferred Shares	112,863
23,800	Gerdau SA, SP ADR	264,180
40,036	Impala Platinum Holdings, Ltd.	814,504
28,803	Mechel, ADR	517,302
4,200	Metalurgica Gerdau SA, Preferred Shares	64,819
62,700	Mining & Metallurgical Co. Norilsk Nickel, ADR	827,640
5,400	Polymetal, GDR*	10,800
6,621	POSCO	2,447,657
21,159	Usinas Siderurgicas de Minas Gerais SA	426,428
4,300	Usinas Siderurgicas de Minas Gerais SA	91,135

		10,350,634

Multiline Retail (2.4%):
171,354	Almacenes Exito SA, GDR	850,978
756,000	Golden Eagle Retail Group, Ltd.	618,230
161,748	Mr. Price Group, Ltd.^	451,806
634,000	Parkson Retail Group, Ltd.^	708,417
1,783	Shinsegae Co., Ltd.	840,757

		3,470,188

Oil, Gas & Consumable Fuels (17.1%):
185,000	China Coal Energy Co., Share H	192,378
2,208,000	China Petroleum & Chemical Corp. (Sinopec)	1,752,645
1,757,000	CNOOC, Ltd.	2,016,276
618,000	Hidili Industry International Development, Ltd.	296,315
34,300	LUKOIL, ADR	2,006,550
1,800	LUKOIL, SP ADR	108,363
199,750	OAO Gazprom, Registered shares, ADR	6,419,099
138,288	Petroleo Brasileiro SA, ADR, Class A	5,174,737
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
35,700	Petroleo Brasiliero SA - Petrobras	$780,656
47,900	Petroleo Brasiliero SA - Petrobras, Preferred Shares	870,177
233,800	PTT Exploration & Production Public Co., Ltd.	891,743
253,300	Rosneft Oil Co., GDR	1,745,374
22,072	Sasol, Ltd.	939,130
9,424	SK Energy Co., Ltd.	712,085
34,141	Ultrapar Participacoes SA, Prefered Shares	879,547

		24,785,075

Paper & Forest Products (0.1%):
10,537	Suzano Papel e Celulose SA	91,002

Pharmaceuticals (2.2%):
6,315	Richter Gedeon Nyrt.	1,159,597
44,426	Teva Pharmaceutical Industries, Ltd., ADR	2,034,266

		3,193,863

Real Estate Investment Trusts (REITs) (0.4%):
2,134,000	Franshion Properties China, Ltd.	617,176

Real Estate Management & Development (0.1%):
287,000	Sino-Ocean Land Holdings, Ltd.	89,879

Road & Rail (0.0%):
5,700	All America Latina Logistica	39,161

Semiconductors & Semiconductor Equipment (5.8%):
91,050	MediaTek, Inc.	951,110
5,141	Samsung Electronics Co., Ltd.	2,367,592
165,637	Siliconware Precision Industries Co., ADR	955,726
443,739	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,157,835

		8,432,263

Textiles, Apparel & Luxury Goods (0.0%):
1,360	Far Eastern Textile, Ltd.	959

Tobacco (1.8%):
141,265	ITC, Ltd.	568,473
28,458	KT&G Corp.	2,120,858

		2,689,331

Transportation Infrastructure (0.5%):
57,153	Companhia de Concessoes Rodoviarias	743,854

Wireless Telecommunication Services (9.1%):
473,000	Advanced Information Service Public Co., Ltd.	951,035
39,501	America Movil, SAB de C.V., ADR, Series L	1,831,266
327,500	China Mobile, Ltd.	3,279,185
602,000	China Unicom, Ltd.	911,468
145,060	LG Telecom, Ltd.	1,212,856
38,600	Mobile TeleSystems, SP ADR*	2,161,986
92,773	MTN Group, Ltd.	1,315,932
8,797	SK Telecom Co., Ltd.	1,497,183

		13,160,911

Total Common Stocks
(Cost $184,018,163)		138,880,811

Deposit Account (2.3%):
$3,282,739	NTRS London Deposit Account	3,282,739

Total Deposit Account (Cost $3,282,739)		3,282,739

Collateral For Securities On Loan (1.7%):
2,507,766	Northern Trust Liquid Institutional Asset Portfolio	2,507,766

Total Collateral For Securities On Loan (Cost $2,507,766)		2,507,766

Warrants (1.3%):
Diversified Financial Services (1.0%):
833,070	Sberbank*(a)	1,432,880

Real Estate Investment Trusts (REITs) (0.3%):
230,044	Aldar Properties PJSC*	486,773

Total Warrants (Cost $2,616,891)		1,919,653

Total Investment Securities (Cost $192,425,559)(b)—101.1%		146,590,969

Net other assets (liabilities)—(1.1)%		(1,580,317)

NET ASSETS—100.0%		$145,010,652

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

GDR	Global Depository Receipt

MTN	Medium Term Note

PLC	Public Liability Co.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Cost for federal income tax purposes is $197,788,806. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$655,986
Unrealized depreciation	(51,853,823)

Net unrealized depreciation	$(51,197,837)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
Korea	15.8%
Brazil	15.3%
Taiwan	10.5%
Russia	9.7%
Hong Kong	8.0%
China	6.8%
South Africa	4.6%
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Country	Percentage
Thailand	3.8%
India	3.2%
Mexico	3.1%
Israel	3.0%
United States	2.8%
Hungary	2.7%
Malaysia	2.2%
Indonesia	1.8%
Poland	1.6%
Turkey	1.4%
Egypt	1.4%
United Kingdom	1.0%
Colombia	0.6%
Tokelau	0.4%
Netherlands	0.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.3%):
Aerospace & Defense (2.1%):
85,984	Meggitt plc	$290,557
23,846	MTU Aero Engines Holding AG^	658,232
42,000	Saab AB	645,939

		1,594,728

Auto Components (1.9%):
12,000	Alpha Corp.	83,985
11,600	Exedy Corp.	219,590
17,000	Koito Manufacturing Co., Ltd.^	158,830
33,300	Musashi Seimitsu Industry Co., Ltd.	591,602
21,400	Nifco, Inc.	373,957

		1,427,964

Automobiles (1.8%):
9,000	Accell Group NV^	275,661
20,000	Rosenbauer International AG	848,715
87,000	ShinMaywa Industries, Ltd.	258,354

		1,382,730

Beverages (0.7%):
15,000	A.G. Barr plc	275,422
9,011	Hawesko Holding AG^	234,928

		510,350

Building Products (1.7%):
76,000	Alumasc Group plc (The)	208,724
60,000	BSS Group plc	249,830
3,000	Geberit Internatinal AG	369,576
112,117	James Hardie Industries NV	459,707

		1,287,837

Chemicals (5.2%):
35,100	Aica Kogyo Co., Ltd.	273,445
86,000	Chugoku Marine Paints, Ltd.	508,476
21,700	Fujikura Kasei Co., Ltd.	138,092
1,396	Kcc Corp.	438,491
33,808	Koninklijke Ten Cate NV	1,124,294
9,100	Lintec Corp.	148,034
40,000	Nihon Parkerizing Co., Ltd.	446,063
740	Sika AG-BEARER	835,142

		3,912,037

Commercial Banks (2.0%):
19,800	Bank Sarasin & CIE-REG B	757,267
109,200	Dah Sing Banking Group, Ltd.	112,805
326,300	Eon Capital Bhd.	398,425
63,000	Minato Bank, Ltd.	87,720
10,900	Tokyo Tomin Bank, Ltd.	178,820

		1,535,037

Commercial Services & Supplies (4.0%):
20,000	Arcadis NV^	352,516
17,180	Atkins (WS) plc	224,024
35,000	BPP Holdings plc	284,592
8,000	Eurokai Kgaa(b)	414,411
5,000	Ids Scheer AG	50,001
19,000	Kapsch Trafficcom AG	626,736
12,000	Nishio Rent All Co., Ltd.	106,684
100,000	Scott Wilson Group plc	309,695
35,000	Speedy Hire plc	256,490
53,282	Transpacific Industries Group, Ltd.	301,779
2,848	Xing AG*	114,695

		3,041,623

Communications Equipment (0.6%):
4,500	EVS Broadcast Equipment SA	321,849
5,600	Icom, Inc.	111,641

		433,490

Computers & Peripherals (0.2%):
15,600	Nidec Copal Corp.	176,056

Construction & Engineering (5.0%):
11,500	Bilfinger Berger AG	606,829
227,694	Boart Longyear Group	207,457
80,000	Carillion plc	374,279
85,028	Downer EDII, Ltd.	432,528
1,547	Hyundai Development Co.	58,266
30,000	Keller Group plc	359,298
20,000	Kier Group plc	281,060
22,000	Morgan Sindall plc	175,666
70,000	Redrow plc	202,298
57,675	United Group, Ltd.	592,146
47,600	YIT OYJ	497,969

		3,787,796

Construction Materials (0.6%):
45,200	DC Co., Ltd.	128,380
64,550	Fletcher Building, Ltd.	291,357

		419,737

Containers & Packaging (1.7%):
596,000	Goodpack, Ltd.	592,326
39,600	Jsp Corp.	250,258
1,752	Lisi	118,499
24,000	Nitta Corp.	303,027

		1,264,110

Distributors (0.8%):
70,000	Inchcape plc	236,939
26,900	Trusco Nakayama Corp.^	358,860

		595,799

Diversified Consumer Services (0.3%):
10,000	Homeserve plc	261,555

Diversified Financial Services (7.0%):
5,849	Acino Holding AG	1,125,818
120,000	Albemarle & Bond Holdings plc	406,704
22,174	Altamir Amboise	171,609
1,185,000	ARA Asset Management, Ltd.(a)	411,532
130,000	Azimut Holding SpA	903,247
204,000	China Everbright, Ltd.	319,616
5,500	Compagnie Financiere Tradition	638,250
136,665	Evolution Group plc	230,735
19,087	Grenkeleasing AG	596,211
5,000	Hellenic Exchanges SA	58,949
840,000	Yuanta Financial Holding Co., Ltd.	467,201

		5,329,872

Diversified REIT (0.3%):
32,500	Shaftesbury plc	245,561

Electric Utilities (1.4%):
21,000	Red Electrica Corporacion	1,065,829

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment (0.8%):
70,000	E2V Technologies plc	$298,339
4,135	Newave Energy Holdings SA*	158,200
20,400	Sumida Corp.	174,138

		630,677

Electronic Equipment & Instruments (0.8%):
17,000	Rotork plc	284,162
9,300	Ryosan Co., Ltd.	191,811
12,400	Sato Corp.^	164,443

		640,416

Energy Equipment & Services (3.8%):
80,000	Chloride Group plc	278,559
20,000	FuGro NV	1,182,043
19,000	Groupe Bourbon SA^	947,743
8,000	Schoeller-Blackman Oilfield Equipment AG	483,930

		2,892,275

Food & Staples Retailing (0.8%):
5,500	Greggs plc	310,669
700	Guyenne et Gascogne SA	62,457
7,300	Tsuruha Holdings Co.	220,267

		593,393

Food Products (1.5%):
697,000	Beijing Jingkelong Co., Ltd.	305,194
33,000	Cranswick plc	383,994
28,915	Trigon Agri A/S*	27,719
1,071,000	Want Want China Holdings, Ltd.	391,157

		1,108,064

Gas Utilities (0.5%):
18,000	Enagas	387,682

Health Care Equipment & Supplies (2.3%):
46,204	Consort Medical plc	436,674
241,406	Fisher & Paykel Healthcare Corp., Ltd.	480,046
42,000	Oridion Systems, Ltd.*	367,926
47,196	Sonic Healthcare, Ltd.	495,498

		1,780,144

Health Care Providers & Services (0.5%):
550	MorphoSys AG*	34,247
263,000	Parkway Holdings, Ltd.	350,897

		385,144

Hotels, Restaurants & Leisure (1.0%):
9,900	His Co., Ltd.	114,726
40,000	Holidaybreak plc	230,218
58,412	Homair SA*	214,786
10,500	Tipp24 AG^	201,118

		760,848

Household Durables (2.0%):
38,000	Babis Vovos International Construction SA*	1,044,752
23,000	Fourlis Holdings SA.	439,894

		1,484,646

Industrial Conglomerates (4.5%):
4,600	Bel Sofina^	447,772
1,780,000	Chuang’s Consortium International, Ltd.	120,576
5,600	Compagnie Nationale A Portefeuille	370,804
41,869	DCC plc	818,657
80,000	Mitie Group plc	297,922
100,000	Oxford Instruments plc	409,030
18,000	Rheinmetall AG	973,530

		3,438,291

Insurance (2.6%):
261,000	China Insurance International Holdings Co., Ltd.	502,504
2,400	Helvetia Patria Holding	599,398
13,000	TrygVesta AS^	836,107

		1,938,009

Internet & Catalog Retail (0.3%):
75,000	Findel plc	137,571
4,500	Meetic*	82,866

		220,437

IT Services (3.2%):
19,450	Alten*	563,588
87,859	Computershare, Ltd.	660,485
3,000	Easydentic*^	76,360
10,100	NEC Networks & System Integration Corp.	128,603
2,480	Obic Co., Ltd.	404,540
20,000	Sword Group^	564,358

		2,397,934

Leisure Equipment & Products (0.4%):
50,000	Vitec Group plc	312,791

Machinery (4.5%):
17,900	Amano Corp.	142,916
4,500	Andritz AG	193,345
130,000	Assetco plc	204,995
377	Bucher Industries AG	49,903
60,000	Daihatsu Diesel Manufacturing Co., Ltd.^	388,120
6,000	Frigoglass SA	104,777
41,000	FURUKAWA-SKY Aluminum Corp.	89,345
2,600	Glory, Ltd.	59,398
35,000	Hamworthy plc	233,931
22,000	Hisaka Works, Ltd.^	384,754
16,670	Hyunjin Materials Co., Ltd.	484,675
13,000	Misumi Group, Inc.	223,559
2,600	Miura Co., Ltd.	56,909
7,000	Nabtesco Corp.	55,922
71,000	NIPPON THOMPSON Co., Ltd.	300,608
17,300	OSG Corp.	146,539
12,600	Union Tools Co.	296,740

		3,416,436

Marine (0.7%):
29,459	Store Electronic*	513,941

Media (2.3%):
460,000	C.I.R. SPA	791,456
55,000	Daily Mail & General Trust plc NV, Class A	318,191
73,000	Television Broadcasts, Ltd.	308,867
35,000	United Business Media, Ltd.	307,952

		1,726,466

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining (3.2%):
156,000	Bodycote plc	$443,695
230,000	China Molybdenum Co., Ltd.	102,955
89,000	DAIDO STELL Co., Ltd.	470,874
72,000	Dowa Holdings Co., Ltd.	324,911
178,434	Iluka Resources, Ltd.*	675,019
132,000	Minmetals Resources, Ltd.	20,440
13,478	TK Corp.*	368,666

		2,406,560

Multi-Utilities (2.4%):
52,907	Acea SpA	756,300
10,000	BKW FMB Energie AG	1,027,295

		1,783,595

Multiline Retail (0.5%):
4,563	Hyundai Dept. Store	355,086

Oil, Gas & Consumable Fuels (1.9%):
20,000	Hunting plc	221,245
11,000	Rubis	779,459
17,000	SBM Offshore NV	365,996
7,892	SFC Smart Fuel Cell AG*	72,042

		1,438,742

Personal Products (0.8%):
13,000	Oriflame Cosmetics SA	603,515

Pharmaceuticals (3.3%):
40,000	Dechra Pharmaceuticals plc	290,562
10,000	Ipsen SA	450,319
17,400	Nichi-iko Pharmaceutical Co., Ltd.	422,338
25,000	Pronova BioPharma AS*	82,464
13,100	Tsumura & Co.	331,948
7,000	Virbac SA^	537,254
2,297	Yuhan Corp.	412,546

		2,527,431

Real Estate Management & Development (0.7%):
658,000	Agile Property Holdings, Ltd.	303,927
62,500	Grainger Trust plc	224,637

		528,564

Retail REIT (0.5%):
238,000	CapitaMall Trust	379,108

Semiconductors & Semiconductor Equipment (0.4%):
65,000	CSR plc*	302,498
1,059	Samsung Techwin Co., Ltd.	23,510

		326,008

Software (2.1%):
15,079	Exact Holding NV	387,452
131,000	F-Secure OYJ	430,779
4,226	Invision Software AG*	60,538
32,000	Smartrac NV*	679,085

		1,557,854

Specialty Retail (4.5%):
37,900	Arcs Co., Ltd.	468,716
30,000	Jumbo SA	487,210
143,767	Mobilezone Holding AG	958,577
14,300	Nishimatsuya Chain Co., Ltd.	137,004
30,000	Saft Groupe SA	1,192,555
9,200	Tsutsumi Jewelry Co., Ltd.	176,589

		3,420,651

Textiles, Apparel & Luxury Goods (0.5%):
868,000	Prime Success International Group, Ltd.	384,149

Tobacco (1.3%):
55,000	Swedish Match AB	958,738

Trading Companies & Distributors (0.3%):
35,000	Sig plc	244,358

Transportation Infrastructure (1.1%):
63,000	Hopewell Holdings, Ltd.	226,615
439,000	Smrt Corp., Ltd.	608,038

		834,653

Total Common Stocks (Cost $98,902,679)		70,648,717

Deposit Account (5.6%):
4,225,191	NTRS London Deposit Account	4,225,191

Total Deposit Account (Cost $4,225,191)		4,225,191

Collateral For Securities On Loan (4.5%):
3,363,523	Northern Trust Liquid Institutional Asset Portfolio	3,363,523

Total Collateral For Securities On Loan (Cost $3,363,523)		3,363,523

Warrants (0.0%):
Containers & Packaging (0.0%):
74,500	Goodpack, Ltd. *	13,484

Total Warrants (Cost $—)		13,484

Total Investment Securities (Cost $106,491,393)(c)—103.4%		78,250,915

Net other assets (liabilities) — (3.4)%		(2,537,322)

NET ASSETS — 100.0%		$75,713,593

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(b)	Illiquid security. The Subadviser has deemed these securities to be illiquid based on procedures approved by the board of Trustees.

(c)	Cost for federal income tax purposes is $106,585,008. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$842,983
Unrealized depreciation	(29,177,076)

Net unrealized depreciation	$(28,334,903)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United Kingdom	14.8%
Japan	14.3%
Switzerland	8.6%
France	8.4%
Netherlands	5.8%
United States	5.6%
Germany	5.3%
Australia	5.1%
Hong Kong	3.6%
Italy	3.3%
Sweden	2.9%
Austria	2.9%
Korea	2.9%
Greece	2.9%
Singapore	2.6%
Spain	1.9%
Belgium	1.5%
Finland	1.2%
Denmark	1.2%
Ireland	1.1%
New Zealand	1.0%
Taiwan	0.6%
Bermuda	0.6%
China	0.6%
Malaysia	0.5%
Israel	0.6%
Norway	0.1%
Georgia	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (2.6%):
13,666	AAR Corp.*	$226,719
11,435	Ceradyne, Inc.*	419,207
8,982	Cubic Corp.	220,867
17,368	Curtiss-Wright Corp.	789,376
12,988	Esterline Technologies Corp.*	514,195
21,900	Gencorp, Inc.*	147,606
16,753	Moog, Inc., Class A*	718,369
24,389	Orbital Sciences Corp.*	584,604
14,967	Teledyne Technologies, Inc.*	855,514
7,379	Triumph Group, Inc.	337,294

		4,813,751

Air Freight & Logistics (0.5%):
13,193	Forward Air Corp.	359,246
16,085	HUB Group, Inc., Class A*	605,600

		964,846

Airline (0.2%):
24,202	SkyWest, Inc.	386,748

Auto Components (0.9%):
12,702	ATC Technology Corp.*	301,546
9,471	Drew Industries, Inc.*^	162,049
55,352	LKQ Corp.*	939,323
14,100	Spartan Motors, Inc.	44,838
8,106	Superior Industries International, Inc.	155,311

		1,603,067

Automobiles (0.1%):
11,750	Fleetwood Enterprises, Inc.*	11,985
1,450	Monaco Coach Corp.	2,828
9,758	Winnebago Industries, Inc.	126,073

		140,886

Beverages (0.1%):
3,349	Boston Beer Company, Inc. (The), Class A*	159,044

Biotechnology (1.0%):
13,681	ArQule, Inc.*	44,053
27,229	Cubist Pharmaceuticals, Inc.*	605,301
13,755	Martek Biosciences Corp.	432,182
25,165	Regeneron Pharmaceuticals, Inc.*	549,352
17,132	Savient Pharmaceuticals, Inc.*	255,438

		1,886,326

Building Products (1.3%):
10,576	Apogee Enterprises, Inc.	158,957
20,624	Griffon Corp.*^	186,028
21,400	Lennox International, Inc.	711,978
10,334	NCI Building Systems, Inc.*	328,105
16,198	Quanex Building Products Corp.	246,858
17,360	Simpson Manufacturing Co., Inc.	470,282
8,213	Universal Forest Products, Inc.	286,716

		2,388,924

Capital Markets (0.9%):
16,590	Investment Technology Group, Inc.*	504,834
30,620	Labranche & Co., Inc.*	137,790
17,553	OptionsXpress Holdings, Inc.	340,879
5,989	Piper Jaffray Cos., Inc.*	259,024
11,955	SWS Group, Inc.	241,013
13,150	Tradestation Group, Inc.*	122,953

		1,606,493

Chemicals (1.3%):
8,923	Arch Chemicals, Inc.	314,982
21,350	Georgia Gulf Corp.	53,375
17,670	H.B. Fuller Co.	368,773
5,503	NewMarket Corp.	289,238
11,695	OM Group, Inc.*	263,137
12,850	Omnova Solutions, Inc.*	25,571
3,100	Penford Corp.^	54,839
29,488	PolyOne Corp.*	190,198
5,604	Quaker Chemical Corp.	159,490
12,888	Schulman, Inc.	254,925
2,949	Stepan Co.	160,927
11,691	Zep, Inc.	206,229

		2,341,684

Commercial Banks (6.6%):
19,100	Boston Private Financial Holdings, Inc.	166,934
9,600	Cascade Bancorp	85,344
10,986	Central Pacific Financial Corp.	184,675
7,625	Columbia Banking System, Inc.	135,191
16,229	Community Bank System, Inc.	408,159
24,004	East West Bancorp, Inc.	328,855
38,261	First Bancorp	423,167
32,181	First Commonwealth Financial Corp.^	433,478
15,679	First Financial Bancorp	228,913
8,179	First Financial Bankshares, Inc.	424,327
19,756	First Midwest Bancorp, Inc.	478,885
18,490	Frontier Financial Corp.^	248,321
23,898	Glacier Bancorp, Inc.	591,953
11,510	Hancock Holding Co.	587,010
16,050	Hanmi Financial Corp.^	81,053
8,954	Independent Bank Corp.	55,425
6,100	Irwin Financial Corp.	24,095
6,250	Nara Bancorp, Inc.	70,000
34,416	National Penn Bancshares, Inc.^	502,474
28,885	Old National Bancorp	578,278
9,400	PrivateBancorp, Inc.	391,604
14,968	Prosperity Bancshares, Inc.	508,762
13,500	Provident Bankshares Corp.	131,085
11,109	Signature Bank*	387,482
27,046	South Financial Group, Inc.	198,247
10,850	Sterling Bancorp	156,891
25,350	Sterling Bancshares, Inc.	264,907
20,999	Sterling Financial Corp.	304,485
36,669	Susquehanna Bancshares, Inc.	715,779
45,026	UCBH Holdings, Inc.	288,617
14,000	UMB Financial Corp.	735,280
25,060	Umpqua Holdings Corp.	368,633
15,731	United Bankshares, Inc.	550,585
14,664	United Community Banks, Inc.	194,451
26,572	Whitney Holding Corp.	644,371
12,176	Wilshire Bancorp, Inc.	148,182
6,350	Wintrust Financial Corp.	186,372

		12,212,270

Commercial Services & Supplies (4.2%):
16,982	ABM Industries, Inc.	370,887
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
9,653	Administaff, Inc.	$262,755
15,056	Bowne & Co., Inc.	173,897
19,625	Brady Corp., Class A	692,370
5,800	CDI Corp.	129,514
5,129	Consolidated Graphics, Inc.*	155,563
8,107	G & K Services, Inc., Class A	267,936
16,177	Healthcare Services Group, Inc.	295,877
7,371	Heidrick & Struggles International, Inc.	222,236
8,854	HMS Holdings Corp.*	212,142
21,320	Interface, Inc.	242,408
13,198	Mobile Mini, Inc.*^	255,117
15,310	On Assignment, Inc.*	120,643
12,700	Rewards Network, Inc.*^	63,754
8,300	School Specialty, Inc.*	258,877
25,850	Spherion Corp.*	125,890
7,700	Standard Register Co. (The)	75,845
25,321	Tetra Tech, Inc.*	609,223
15,289	Ticketmaster*	164,051
18,860	Trueblue, Inc.*	304,778
10,740	United Stationers, Inc.*	513,694
6,036	Viad Corp.	173,776
5,537	Volt Information Sciences, Inc.*	49,722
31,325	Waste Connections, Inc.*	1,074,447
18,720	Watson Wyatt Worldwide, Inc.	930,946

		7,746,348

Communications Equipment (1.5%):
53,473	Arris Group, Inc.*	413,346
5,103	Bel Fuse, Inc., Class B	145,282
7,794	Black Box Corp.	269,127
17,404	Blue Coat Systems, Inc.*	246,963
10,439	Comtech Telecommunications Corp.*	514,016
16,373	Digi International, Inc.*	167,005
42,455	Harmonic, Inc.*	358,745
16,640	NETGEAR, Inc.*	249,600
6,973	PC-Tel, Inc.	64,988
18,682	Symmetricom, Inc.*	92,850
10,588	ViaSat, Inc.*	249,665

		2,771,587

Computers & Peripherals (0.7%):
49,613	Adaptec, Inc.*	162,731
12,752	Avid Technology, Inc.*	306,813
2,900	Catapult Communications Corp.*	13,949
8,075	Hutchinson Technology, Inc.*	93,508
21,518	Novatel Wireless, Inc.*	130,399
10,100	Stratasys, Inc.*^	176,447
14,421	Synaptics, Inc.*	435,803

		1,319,650

Construction & Engineering (0.5%):
30,500	Emcor Group, Inc.*	802,760
10,504	Insituform Technologies, Inc.*	157,140

		959,900

Construction Materials (0.3%):
17,089	Headwaters, Inc.*	228,138
10,114	Texas Industries, Inc.^	413,258

		641,396

Consumer Finance (0.5%):
12,577	Cash America International, Inc.	453,275
12,373	First Cash Financial Services, Inc.*	185,595
7,493	World Acceptance Corp.*	269,748

		908,618

Containers & Packaging (0.4%):
12,908	Myers Industries, Inc.	162,770
15,627	Rock-Tenn Co., Class A	624,767

		787,537

Distributors (0.0%):
950	Audiovox Corp., Class A*	8,901

Diversified Consumer Services (0.4%):
9,089	Coinstar, Inc.*	290,848
2,500	CPI Corp.^	26,875
16,559	Interval Leisure Group, Inc.*	172,214
3,900	Pre-paid Legal Services, Inc.*^	160,914
7,732	Universal Technical Institute, Inc.*	131,908

		782,759

Diversified Financial Services (0.9%):
9,919	Financial Federal Corp.	227,343
8,400	Greenhill & Co., Inc.	619,500
20,164	Guaranty Financial Group, Inc.*^	79,648
6,154	Portfolio Recovery Associates, Inc.*^	299,269
9,840	Stifel Financial Corp.*	491,016

		1,716,776

Diversified REIT (0.2%):
22,482	Colonial Properties Trust	420,189

Diversified Telecommunication Services (0.2%):
34,761	FairPoint Communications, Inc.^	301,378
15,574	General Communication, Inc., Class A*	144,215

		445,593

Electric Utilities (1.1%):
8,314	ALLETE, Inc.	369,973
24,749	Cleco Corp.	624,912
16,100	El Paso Electric Co.*	338,100
13,322	UIL Holdings Corp.	457,344
11,103	Unisource Energy Corp.	324,097

		2,114,426

Electrical Equipment (2.3%):
10,405	A.O. Smith Corp.	407,772
17,614	Acuity Brands, Inc.	735,561
19,031	Baldor Electric Co.	548,283
18,592	Belden CDT, Inc.	591,040
2,400	C&D Technologies, Inc.*^	13,632
9,731	II-VI, Inc.*	376,200
7,200	Magnetek, Inc.*^	29,160
12,337	Regal-Beloit Corp.	524,569
8,507	Vicor Corp.	75,542
25,000	Woodward Governor Co.	881,750

		4,183,509

Electronic Equipment & Instruments (4.0%):
7,150	Agilysys, Inc.	72,144
11,710	Anixter International, Inc.*	696,862

5,926	Applied Signal Technology, Inc.	102,994

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment & Instruments, continued
34,000	Benchmark Electronics, Inc.*	$478,720
26,870	Brightpoint, Inc.*	193,464
17,177	Checkpoint Systems, Inc.*	323,271
17,283	Cognex Corp.	348,425
16,300	CTS Corp.	208,314
12,643	Daktronics, Inc.	210,632
11,815	Electro Scientific Industries, Inc.*	168,009
24,929	Insight Enterprises, Inc.*	334,298
13,612	Itron, Inc.*	1,205,070
3,300	Keithley Instruments, Inc.	27,621
7,750	Littlelfuse, Inc.*	230,407
9,800	LoJack Corp.*	65,562
7,551	Mercury Computer Systems, Inc.*	67,204
18,548	Methode Electronics, Inc.	165,819
7,606	MTS Systems Corp.	320,213
8,700	Network Equipment Technologies, Inc.*^	29,754
16,828	Newport Corp.*	181,406
10,434	Park Electrochemical Corp.	252,920
5,955	Photon Dynamics, Inc.*	91,409
17,580	Plexus Corp.*	363,906
10,673	RadiSys Corp.*	91,788
8,405	Rogers Corp.*	310,817
10,744	ScanSource, Inc.*	309,320
19,263	Technitrol, Inc.	284,900
9,500	Tollgrade Communications, Inc.*	39,900
17,001	TTM Technologies, Inc.*	168,650

		7,343,799

Energy Equipment & Services (3.8%):
21,931	Atwood Oceanics, Inc.*	798,288
10,950	Basic Energy Services, Inc.*	233,235
9,356	Bristow Group, Inc.*	316,607
8,717	CARBO Ceramics, Inc.	449,884
11,052	Dril-Quip, Inc.*	479,546
7,954	Gulf Island Fabrication, Inc.	274,174
7,782	Hornbeck Offshore Services, Inc.*	300,541
33,045	ION Geophysical Corp.*	468,909
6,149	Lufkin Industries, Inc.	487,923
10,600	Matrix Service Co.*	202,460
6,758	NATCO Group, Inc.*	271,537
21,000	Pioneer Drilling Co.*	279,300
9,105	Seacor Holdings, Inc.*	718,840
8,085	Superior Well Services, Inc.*	204,631
30,895	TETRA Technologies, Inc.*	427,896
21,419	Unit Corp.*	1,067,095

		6,980,866

Food & Staples Retailing (1.6%):
19,620	Casey’s General Stores, Inc.	591,935
11,446	Great Atlantic & Pacific Tea Co., Inc.*	123,846
12,234	Longs Drug Stores Corp.	925,380
5,600	Nash Finch Co.	241,472
9,150	Spartan Stores, Inc.	227,652
9,141	The Andersons, Inc.	321,946
17,902	United Natural Foods, Inc.*	447,371

		2,879,602

Food Products (1.8%):
6,850	Balchem Corp.	182,689
35,874	Darling International, Inc.*	398,560
33,041	Flowers Foods, Inc.	970,084
6,250	Green Mountain Coffee Roasters, Inc.*	245,875
16,918	Hain Celestial Group, Inc.*	465,753
5,500	J & J Snack Foods Corp.	186,505
9,929	Lance, Inc.	225,289
4,800	Peet’s Coffee & Tea, Inc.*	134,016
7,438	Sanderson Farms, Inc.	273,272
11,506	Treehouse Foods, Inc.*	341,728

		3,423,771

Gas Utilities (3.7%):
40,914	Atmos Energy Corp.	1,089,131
11,073	Laclede Group, Inc. (The)	536,930
16,575	New Jersey Resources Corp.	594,877
9,718	Northwest Natural Gas Co.	505,336
28,296	Piedmont Natural Gas Co., Inc.	904,340
15,035	South Jersey Industries, Inc.	536,749
46,697	Southern Union Co.	964,293
21,252	Southwest Gas Corp.	643,086
40,135	UGI Corp.	1,034,680

		6,809,422

Health Care Equipment & Supplies (4.7%):
9,694	Abaxis, Inc.*	190,972
31,188	American Medical Systems Holdings, Inc.*	553,899
6,208	Analogic Corp.	308,910
11,777	ArthroCare Corp.*^	326,458
15,124	BioLase Technology, Inc.*	28,584
12,383	CONMED Corp.*	396,256
20,973	Cooper Companies, Inc.	729,021
10,602	Cyberonics, Inc.*^	180,234
4,850	Datascope Corp.	250,406
10,000	Greatbatch, Inc.*	245,400
9,089	Haemonetics Corp.*	560,973
6,862	ICU Medical, Inc.*	208,673
29,214	Immucor, Inc.*	933,679
6,092	Integra LifeSciences Holdings*	268,231
15,049	Invacare Corp.	363,283
5,940	Kensey Nash Corp.*	186,872
15,401	Mentor Corp.	367,468
15,872	Meridian Bioscience, Inc.	460,923
11,050	Merit Medical Systems, Inc.*	207,409
8,367	Natus Medical, Inc.*	189,596
7,050	Osteotech, Inc.*	30,033
8,981	Palomar Medical Technologies, Inc.*	120,884
7,090	Surmodics, Inc.*	223,264
12,448	Symmetry Medical, Inc.*	231,035
19,925	Theragenics Corp.*	62,166
2,890	Vital Signs, Inc.	213,571
13,008	West Pharmaceutical Services, Inc.	635,051
7,673	Zoll Medical Corp.*	251,061

		8,724,312

Health Care Providers & Services (5.3%):
4,968	Air Methods Corp.*	140,644
10,496	Amedisys, Inc.*	510,840
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
23,817	AMERIGROUP Corp.*	$601,379
12,356	AMN Healthcare Services, Inc.*	217,095
13,189	AmSurg Corp.*	335,924
18,427	Centene Corp.*	377,938
9,526	Chemed Corp.	391,138
13,279	Cross Country Healthcare, Inc.*	216,315
10,817	CryoLife, Inc.*	141,919
11,068	Gentiva Health Services, Inc.*	298,172
12,287	HealthExtras, Inc.*	320,936
19,722	Healthspring, Inc.*	417,317
17,387	Healthways, Inc.*	280,452
26,086	Hillenbrand, Inc.	525,894
15,541	Inventiv Health, Inc.*	274,454
4,114	Landauer, Inc.	299,293
15,368	LCA-Vision, Inc.	71,308
4,750	LHC Group, Inc.*	135,280
16,578	Magellan Health Services, Inc.*	680,693
10,190	MedCath Corp.*	182,605
4,850	Molina Heathcare, Inc.*	150,350
11,700	Odyssey Healthcare, Inc.*	118,755
15,190	Owens & Minor, Inc.	736,715
19,391	Pediatrix Medical Group, Inc.*	1,045,563
15,853	PetMed Express, Inc.*	248,892
26,172	PSS World Medical, Inc.*	510,354
8,352	RehabCare Group, Inc.*	151,171
12,129	Res-Care, Inc.*	220,020
18,273	Sunrise Senior Living, Inc.*	251,985

		9,853,401

Health Care Technology (0.8%):
27,418	Allscripts Healthcare Solution, Inc.*	341,080
24,058	Eclipsys Corp.*	504,015
14,668	Omnicell, Inc.*	192,884
17,916	Phase Forward, Inc.*	374,624

		1,412,603

Hotels, Restaurants & Leisure (2.8%):
6,791	Buffalo Wild Wings, Inc.*	273,270
14,315	California Pizza Kitchen, Inc.*	184,234
9,793	CBRL Group, Inc.	257,556
12,000	CEC Entertainment, Inc.*	398,400
20,084	CKE Restaurants, Inc.	212,890
570	DineEquity, Inc.	9,610
23,707	Jack in the Box, Inc.*	500,218
4,033	Landry’s Restaurants, Inc.	62,713
7,614	Marcus Corp.^	122,433
5,597	Monarch Casino & Resort, Inc.*	63,750
3,450	Multimedia Games, Inc.*	14,938
5,500	O’Charley’s, Inc.	48,125
12,651	P.F. Chang’s China Bistro, Inc.*	297,805
13,426	Panera Bread Co., Class A*	683,383
12,000	Papa John’s International, Inc.*	325,920
12,927	Pinnacle Entertainment, Inc.*	97,728
6,606	Red Robin Gourmet Burgers*	177,041
24,597	Ruby Tuesday, Inc.*	142,417
5,781	Ruth’s Hospitality Group, Inc.*	22,719
13,653	Shuffle Master, Inc.*	69,494
23,071	Sonic Corp.*^	336,144
5,850	Steak n Shake Co. (The)*^	50,778
20,306	Texas Roadhouse, Inc., Class A*	182,551
19,561	WMS Industries, Inc.*	597,980

		5,132,097

Household Durables (0.9%):
28,873	Champion Enterprises, Inc.*	160,245
8,764	Ethan Allen Interiors, Inc.	245,567
14,904	La-Z-Boy, Inc.^	138,905
8,013	Libbey, Inc.	68,191
7,292	M/I Homes, Inc.	166,112
12,449	Meritage Corp.*	307,490
2,193	National Presto Industries, Inc.	163,378
2,750	Russ Berrie & Co., Inc.*	21,093
1,200	Skyline Corp.^	31,716
46,271	Standard-Pacific Corp.*	227,191
7,179	Universal Electronics, Inc.*	179,331

		1,709,219

Household Products (0.2%):
31,193	Central Garden & Pet Co., Class A*	185,598
11,350	Spectrum Brands, Inc.*	15,777
5,750	WD-40 Co.	206,597

		407,972

Industrial Conglomerates (0.2%):
5,800	Standex International Corp.	160,950
12,718	Tredegar, Inc.	226,253

		387,203

Insurance (2.9%):
16,006	Delphi Financial Group, Inc., Class A	448,808
14,107	Hilb Rogal & Hobbs Co.	659,361
5,650	Infinity Property & Casualty Corp.	232,780
6,593	LandAmerica Financial Group, Inc.	159,880
14,051	National Financial Partners Corp.^	210,765
4,400	Navigators Group, Inc.*	255,200
8,703	Presidential Life Corp.	137,421
13,202	ProAssurance Corp.*	739,312
7,813	RLI Corp.	485,109
8,800	Safety Insurance Group, Inc.	333,784
22,354	Selective Insurance Group, Inc.	512,354
5,899	Stewart Information Services Corp.	175,495
7,600	Tower Group, Inc.	179,056
8,422	United Fire & Casualty Co.	240,785
15,750	Zenith National Insurance Corp.	577,080

		5,347,190

Internet & Catalog Retail (0.2%):
6,270	Blue Nile, Inc.*^	268,795
9,282	Stamps.com, Inc.*	108,321

		377,116

Internet Software & Services (1.4%):
5,261	Bankrate, Inc.*	204,706
25,752	CyberSource Corp.*	414,865
17,597	DealerTrack Holdings, Inc.*	296,333
14,546	HSN, Inc.*	160,151
17,050	InfoSpace, Inc.	184,992
19,101	J2 Global Communications, Inc.*	446,008
15,230	Perficient, Inc.*	101,127
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services, continued
10,150	The Knot, Inc.*	$84,753
38,297	United Online, Inc.	360,375
15,642	Websense, Inc.*	349,599

		2,602,909

IT Services (1.7%):
12,335	CACI International, Inc., Class A*	617,983
21,498	CIBER, Inc.*	150,271
16,966	CSG Systems International, Inc.*	297,414
9,350	Gevity HR, Inc.	68,068
9,111	ManTech International Corp., Class A*	540,191
4,739	Maximus, Inc.	174,585
5,150	SI International, Inc.*	154,758
200	StarTek, Inc.*	1,284
16,573	Sykes Enterprises, Inc.*	363,943
3,200	SYNNEX Corp.*	71,488
11,650	Tyler Technologies, Inc.*	176,730
16,023	Wright Express Corp.*	473,640

		3,090,355

Leisure Equipment & Products (1.2%):
31,742	Brunswick Corp.	405,980
14,875	JAKKS Pacific, Inc.*	370,536
450	Nautilus Group, Inc. (The)*	2,056
15,500	Polaris Industries, Inc.	705,095
19,535	Pool Corp.	455,752
9,934	RC2 Corp.*	198,680
7,857	Sturm, Ruger & Co., Inc.*^	54,528

		2,192,627

Life Sciences Tools & Services (0.9%):
19,961	Cambrex Corp.*	122,760
8,343	Dionex Corp.*	530,198
12,868	Enzo Biochem, Inc.*	141,419
4,700	Kendle International, Inc.*	210,137
19,042	PAREXEL International Corp.*	545,744
10,549	Pharmanet Development Group, Inc.*	76,164

		1,626,422

Machinery (3.6%):
7,000	Albany International Corp., Class A	191,310
7,460	Astec Industries, Inc.*	229,992
17,205	Barnes Group, Inc.	347,885
17,700	Briggs & Stratton Corp.^	286,386
2,850	Cascade Corp.	124,858
20,225	CLARCOR, Inc.	767,539
8,579	Enpro Industries, Inc.*	318,796
21,729	Gardner Denver, Inc.*	754,431
7,885	Gerber Scientific, Inc.*	72,069
11,507	John Bean Technologies Corp.*	145,679
10,077	Kaydon Corp.	454,069
4,059	Lindsay Manufacturing Co.	295,292
8,078	Lydall, Inc.*	77,791
16,175	Mueller Industries, Inc.	372,187
15,376	Robbins & Myers, Inc.	475,580
17,000	Toro Co.	702,100
7,436	Valmont Industries, Inc.	614,883

7,489	Wabash National Corp.	70,771

13,400	Watts Water Technologies, Inc., Class A^	366,490

		6,668,108

Marine (0.5%):
22,649	Kirby Corp.*	859,303

Media (0.7%):
1,800	4Kids Entertainment, Inc.*	12,708
7,200	AH Belo Corp., Class A	37,152
10,924	Arbitron, Inc.	488,194
22,723	E.W. Scripps Co. (The), Class A	160,652
31,327	Live Nation, Inc.*	509,690
24,750	Radio One, Inc., Class D*	18,562

		1,226,958

Metals & Mining (0.8%):
6,698	A.M. Castle & Co.	115,741
9,521	AMCOL International Corp.	297,626
8,354	Brush Engineered Materials, Inc.*	155,134
14,213	Century Aluminum Co.*	393,558
14,032	Gibraltar Industries, Inc.	262,539
1,550	Material Sciences Corp.*	8,913
3,252	Olympic Steel, Inc.	95,901
9,971	RTI International Metals, Inc.*	195,033

		1,524,445

Multi-Utilities (0.5%):
26,654	Avista Corp.	578,658
5,341	Central Vermont Public Service Corp.^	125,193
5,845	CH Energy Group, Inc.^	254,667

		958,518

Multiline Retail (0.4%):
8,205	Buckle, Inc. (The)	455,706
17,957	Fred’s, Inc.	255,348
3,500	Tuesday Morning Corp.*	14,455

		725,509

Oil, Gas & Consumable Fuels (2.1%):
15,437	Penn Virginia Corp.	824,953
5,704	Petroleum Development Corp.*	253,087
19,026	PetroQuest Energy, Inc.*	292,049
24,311	St. Mary Land & Exploration Co.	866,687
16,300	Stone Energy Corp.*	689,979
15,000	Swift Energy Co.*	580,350
13,512	World Fuel Services Corp.	311,181

		3,818,286

Paper & Forest Products (0.4%):
18,925	Buckeye Technologies, Inc.*	154,996
3,366	Deltic Timber Corp.	214,583
5,550	Neenah Paper, Inc.	109,890
5,600	Schweitzer-Mauduit International, Inc.	106,344
24,811	Wausau Paper Corp.	251,335

		837,148

Personal Products (0.3%):
7,710	Chattem, Inc.*	602,768
7,700	Mannatech, Inc.	30,800

		633,568

Pharmaceuticals (1.1%):
16,980	Alpharma, Inc., Class A*	626,392
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
9,598	Noven Pharmaceuticals, Inc.*	$112,105
14,565	Par Pharmaceutical Cos., Inc.*	179,004
10,443	PharMerica Corp.*	234,863
20,506	Salix Pharmaceuticals, Inc.*	131,443
12,127	Sciele Pharma, Inc.	373,390
28,782	ViroPharma, Inc.*	377,620

		2,034,817

Real Estate Investment Trusts (REITs) (5.8%):
12,444	Acadia Realty Trust	314,584
33,200	BioMed Realty Trust, Inc.	878,140
23,904	Cedar Shopping Centers, Inc.	316,011
11,701	EastGroup Properties, Inc.	567,966
13,137	Entertainment Properties Trust	718,857
32,700	Extra Space Storage, Inc.	502,272
13,608	Forestar Real Estate Group, Inc.*	200,718
14,868	Home Properties, Inc.	861,601
27,843	Inland Real Estate Corp.^	436,857
14,068	Kilroy Realty Corp.	672,310
9,450	Kite Realty Group Trust	103,950
33,500	Lexington Corporate Properties Trust^	576,870
7,300	LTC Properties, Inc.	214,036
22,241	Medical Properties Trust, Inc.	252,435
10,245	Mid-America Apartment Communities, Inc.	503,439
31,117	National Retail Properties, Inc.	745,252
4,250	Parkway Properties, Inc.	160,905
16,633	Pennsylvania Real Estate Investment Trust	313,532
6,270	PS Business Parks, Inc.	361,152
45,521	Senior Housing Properties Trust	1,084,765
7,073	Sovran Self Storage, Inc.	317,790
12,596	Tanger Factory Outlet Centers, Inc.	551,579
8,500	Urstadt Biddle Properties, Inc., Class A	159,375

		10,814,396

Road & Rail (1.3%):
11,362	Arkansas Best Corp.	382,786
26,017	Heartland Express, Inc.	403,784
21,824	Knight Transportation, Inc.	370,353
21,556	Landstar System, Inc.	949,757
11,894	Old Dominion Freight Line, Inc.*	337,076

		2,443,756

Semiconductors & Semiconductor Equipment (3.8%):
7,728	Actel Corp.*	96,445
15,671	Advanced Energy Industries, Inc.*	214,379
13,265	ATMI, Inc.*	238,505
35,200	Axcelis Technologies, Inc.*	59,840
29,700	Brooks Automation, Inc.*	248,292
9,787	Cabot Microelectronics Corp.*	313,967
6,940	Cohu, Inc.	109,791
14,384	Cymer, Inc.*	364,347
64,100	Cypress Semiconductor Corp.*	334,602
12,999	Diodes, Inc.*	239,832
10,943	DSP Group, Inc.*	83,714
24,498	Exar Corp.*	187,655
13,774	FEI Co.*	327,959
8,500	Intevac, Inc.*	90,440
24,849	Kopin Corp.*	77,529
19,522	Kulicke & Soffa Industries, Inc.*	88,044
25,906	Micrel, Inc.	234,967
30,327	Microsemi Corp.*	772,732
19,385	MKS Instruments, Inc.*	385,955
7,103	Pericom Semiconductor Corp.*	74,582
13,972	Photronics Corp.*	26,267
11,688	Rudolph Technologies, Inc.*	97,945
64,620	Skyworks Solutions, Inc.*	540,223
11,483	Standard Microsystems Corp.*	286,845
6,278	Supertex, Inc.*	176,789
56,896	TriQuint Semiconductor, Inc.*	272,532
7,776	Ultratech, Inc.*	94,090
32,487	Varian Semiconductor Equipment Associates, Inc.*	816,073
10,471	Veeco Instruments, Inc.*	155,076

		7,009,417

Software (3.1%):
19,630	Blackbaud, Inc.	362,173
12,000	Captaris, Inc.*	55,320
15,523	Concur Technologies, Inc.*	593,910
28,069	Epicor Software Corp.*	221,464
12,421	Epiq Systems, Inc.*^	168,926
8,220	Faro Technologies, Inc.*	167,441
37,101	Informatica Corp.*	481,942
11,726	JDA Software Group, Inc.*	178,352
11,579	Manhattan Associates, Inc.*	258,675
35,248	Micros Systems, Inc.*	939,712
7,500	Phoenix Technology, Ltd.*	59,925
20,042	Progress Software Corp.*	520,892
7,250	Quality Systems, Inc.	306,385
14,666	Radiant Systems, Inc.*	127,448
27,493	Secure Computing Corp.*	150,662
12,000	Smith Micro Software, Inc.*	85,200
11,100	Sonic Solutions*	48,840
9,817	SPSS, Inc.*	288,227
28,373	Take-Two Interactive Software, Inc.	465,317
22,893	THQ, Inc.*	275,632

		5,756,443

Specialized REITs (0.4%):
33,647	DiamondRock Hospitality, Co.	306,188
16,624	LaSalle Hotel Properties	387,671

		693,859

Specialty Retail (3.6%):
23,253	Aaron Rents, Inc.	629,459
11,354	Big 5 Sporting Goods Corp.	117,173
17,050	Cabela’s, Inc., Class A*	205,964
15,810	Cato Corp.	277,465
10,750	Charlotte Russe Holdings, Inc.*	110,188
8,685	Children’s Place Retail Stores, Inc.*	289,645
14,512	Christopher & Banks Corp.	111,307
20,968	Dress Barn, Inc.*	320,601
17,433	Finish Line, Class A	174,156
10,080	Genesco, Inc.	337,478
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued
8,672	Group 1 Automotive, Inc.	$188,443
13,679	Gymboree Corp.*	485,604
3,800	Haverty Furniture Co., Inc.	43,472
14,381	Hibbett Sports, Inc.*	287,908
18,650	HOT Topic, Inc.*	123,276
10,300	Jo-Ann Stores, Inc.*	216,094
7,820	Jos. A. Bank Clothiers, Inc.*^	262,752
3,150	Lithia Motors, Inc., Class A^	13,577
18,655	Men’s Wearhouse, Inc.	396,232
8,845	Midas, Inc.*	121,707
13,296	Nutri/System, Inc.	235,605
29,417	OfficeMax, Inc.	261,517
2,208	Pep Boys — Manny, Moe & Jack^	13,645
16,950	Select Comfort Corp.*	27,968
11,200	Sonic Automotive, Inc.	94,752
19,215	Stage Store, Inc.	262,477
14,650	Tractor Supply Co.*	616,032
7,250	Tween Brands, Inc.*	70,978
12,443	Zale Corp.*^	311,075
5,200	Zumiez, Inc.*	85,696

		6,692,246

Textiles, Apparel & Luxury Goods (2.3%):
14,349	Brown Shoe Co., Inc.	235,037
30,100	Crocs, Inc.*	107,758
5,759	Deckers Outdoor Corp.*	599,397
21,701	Fossil, Inc.*	612,619
23,132	Iconix Brand Group, Inc.*	302,566
10,923	K-Swiss, Inc., Class A	190,060
8,147	Maidenform Brands, Inc.*	118,213
11,500	Movado Group, Inc.	257,025
6,643	Oxford Industries, Inc.	171,589
5,102	Perry Ellis International, Inc.*	76,071
43,950	Quiksilver Resources, Inc.*	252,273
9,059	Skechers U.S.A., Inc., Class A*	152,463
8,021	True Religion Apparel, Inc.*	207,343
6,850	UniFirst Corp.	295,166
6,854	Volcom, Inc.*	118,437
24,000	Wolverine World Wide, Inc.	635,040

		4,331,057

Thrifts & Mortgage Finance (0.7%):
3,650	Anchor BanCorp Wisconsin, Inc.	26,828
26,777	Bank Mutual Corp.	303,919
1,930	BankAtlantic Bancorp, Inc., Class A	15,826
22,800	Brookline Bancorp, Inc.	291,612
13,900	Corus Bankshares, Inc.^	56,295
12,073	Dime Community Bancshares	183,751
6,000	FirstFed Financial Corp.*^	47,040
18,678	Flagstar Bancorp, Inc.	55,660
32,000	TrustCo Bank Corp.	374,720

		1,355,651

Tobacco (0.1%):
38,402	Alliance One International, Inc.*	145,928

Trading Companies & Distributors (0.7%):
16,257	Applied Industrial Technologies, Inc.	437,801
8,295	Kaman Corp., Class A	236,242
1,717	Lawson Products, Inc.	47,475
11,576	Watsco, Inc.	582,041

		1,303,559

Water Utilities (0.1%):
4,766	American States Water Co.	183,491

Total Common Stocks (Cost $202,984,039)		183,628,577

U.S. Treasury Obligations (0.0%):
75,000	U.S. Treasury Bills, 0.65%, 12/26/08(a)+	74,881

Total U.S. Treasury Obligations (Cost $74,884)		74,881

Collateral For Securities On Loan (2.1%):
3,875,868	Northern Trust Liquid Institutional Asset Portfolio	3,875,868

Total Collateral For Securities On Loan (Cost $3,875,868)		3,875,868

Total Investment Securities (Cost $206,934,791)(b)—101.2%		187,579,326

Net other assets (liabilities) — (1.2)%		(2,288,441)

NET ASSETS — 100.0%		$185,290,885

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

+	Investment securities designated as collateral for Futures Contracts. Fair Value of these securities is $74,881.

REIT	Real Estate Investment Trust

(a)	The rate presented represents the effective yield at September 30, 2008.

(b)	Cost for federal income tax purposes is $207,614,641. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$641,698
Unrealized depreciation	(20,677,013)

Net unrealized depreciation	$(20,035,315)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	99.8%
Puerto Rico	0.2%

100.0%

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Future Contracts
Securities with an aggregate fair value of $74,881 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2008:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell 2000 Index	Long	12/08	15	$5,212
Mini Futures
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.6%):
$200,000	SLM Student Loan Trust, Series 2008-9, Class A, 4.17%, 4/25/23(a)	$200,750

Total Asset Backed Securities (Cost $199,192)		200,750

Common Stocks (45.9%):
Aerospace & Defense (1.8%):
990	Cubic Corp.	24,344
16,223	DynCorp International, Inc., Class A*	271,898
1,637	Precision Castparts Corp.	128,963
18,488	Taser International, Inc.*	132,189

		557,394

Auto Components (1.2%):
42,565	GKN plc	149,677
11,281	Superior Industries International, Inc.	216,144

		365,821

Automobiles (1.4%):
1,646	DaimlerChrysler AG	83,123
9,588	General Motors Corp.^	90,607
4,855	Honda Motor Co., Ltd., ADR	146,184
1,470	Toyota Motor Corp., SP ADR	126,126

		446,040

Capital Markets (0.7%):
2,747	Credit Suisse Group, SP ADR	132,625
1,270	Deutsche Bank AG^	92,913

		225,538

Chemicals (4.2%):
6,093	Koppers Holdings, Inc.	227,939
4,536	Mosaic Co., Inc.	308,629
1,473	Penford Corp.	26,057
2,677	Potash Corp. of Saskatchewan, Inc.	353,391
11,049	RPM International, Inc.	213,688
7,522	Sensient Technologies Corp.	211,594

		1,341,298

Commercial Banks (3.3%):
3,824	Allied Irish Banks plc, SP ADR	62,867
3,716	Barclays plc, ADR^	91,785
107,000	BOC Hong Kong Holdings, Ltd.	190,620
13,330	Colonial Bancgroup, Inc.	104,774
4,653	Comerica, Inc.	152,572
1,979	HSBC Holdings plc, SP ADR	159,963
2,312	KB Financial Group, Inc., ADR*^	105,635
8,144	KeyCorp	97,239
18,212	Royal Bank of Scotland plc, SP ADR^	58,277
5,019	Wachovia Corp.	17,566

		1,041,298

Commercial Services & Supplies (0.3%):
5,021	GeoEye, Inc.*	111,115

Communications Equipment (1.0%):
7,757	Nokia Corp., ADR	144,668
2,541	Research In Motion, Ltd.*	173,550

		318,218

Computers & Peripherals (0.8%):
1,686	Apple, Inc.*	191,631
9,475	Novatel Wireless, Inc.*	57,418

		249,049

Construction & Engineering (0.6%):
7,796	Perini Corp.*	201,059

Diversified Financial Services (1.5%):
8,548	Citigroup, Inc.	175,319
4,293	ING Groep NV, ADR	91,870
4,741	JP Morgan Chase & Co.	221,405

		488,594

Diversified Telecommunication Services (2.8%):
7,257	AT&T, Inc.	202,616
45,924	BT Group plc	132,625
7,444	Deutsche Telekom AG, ADR	113,372
7,375	Nippon Telegraph & Telephone Corp., ADR	166,011
448,000	PCCW, Ltd.	187,033
5,182	Telecom Italia SPA, ADR	77,315

		878,972

Electric Utilities (1.9%):
53,000	Hongkong Electric Holdings, Ltd.	333,606
7,862	Korea Electric Power Corp., ADR	97,410
6,558	Northeast Utilities	168,213

		599,229

Electronic Equipment & Instruments (0.2%):
1,575	FLIR Systems, Inc.*	60,511

Energy Equipment & Services (1.7%):
2,532	Cameron International Corp.*	97,583
344	Core Laboratories NV	34,854
7,579	Matrix Service Co.*	144,759
4,464	National-Oilwell Varco, Inc.*	224,227
488	SunPower Corp., Class B*	33,710

		535,133

Food Products (0.6%):
29,283	Tate & Lyle plc	200,834

Health Care Equipment & Supplies (0.7%):
6,240	Abaxis, Inc.*	122,928
449	Intuitive Surgical, Inc.*	108,200

		231,128

Health Care Providers & Services (1.1%):
15,173	Alliance Imaging, Inc.*	155,826
12,242	Sun Healthcare Group, Inc.*	179,468

		335,294

Hotels, Restaurants & Leisure (0.5%):
43,022	Ladbrokes plc	145,373

Household Durables (2.9%):
2,928	Garmin, Ltd.*	99,376
18,154	La-Z-Boy, Inc.^	169,195
7,883	Matsushita Electric Industrial Co., Ltd., ADR	136,612
1,465	Tempur-Pedic International, Inc.	17,229
17,942	Tupperware Brands Corp.	495,738

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued
		918,150

Industrial Conglomerates (1.2%):
70,000	Cheung Kong Infrastructure Holdings, Ltd.	$327,478
2,496	McDermott International, Inc.*	63,773

		391,251

Insurance (0.7%):
9,365	AEGON NV	82,225
3,409	Lincoln National Corp.	145,939

		228,164

Internet & Catalog Retail (0.1%):
457	Priceline.com, Inc.*	31,273

Internet Software & Services (0.7%):
12,506	DealerTrack Holdings, Inc.*	210,601

IT Services (0.6%):
104,923	LogicaCMG plc	203,717

Machinery (0.0%):
642	Dynamic Materials Corp.	14,901

Metals & Mining (1.7%):
1,069	AMCOL International Corp.	33,417
2,279	ArcelorMittal, Class A	112,537
4,116	BHP Billiton, Ltd., SP ADR^	213,991
8,486	Southern Copper Corp.	161,913

		521,858

Multi-Utilities (1.9%):
4,997	Black Hills Corp.	155,257
4,272	DTE Energy Co.	170,666
11,331	NiSource, Inc.	167,245
9,365	PNM Resources, Inc.	95,898

		589,066

Oil, Gas & Consumable Fuels (2.9%):
9,680	Arena Resources, Inc.*	376,068
2,531	EnCana Corp.	166,362
2,339	ENI SPA, ADR	123,850
3,351	Petro-Canada	111,756
4,530	Repsol YPF SA, ADR	134,360

		912,396

Paper & Forest Products (0.5%):
6,386	MeadWestvaco Corp.	148,858

Pharmaceuticals (0.7%):
11,694	Pfizer, Inc.	215,637

Semiconductors & Semiconductor Equipment (0.3%):
1,780	Cypress Semiconductor Corp.*	9,292
6,343	NVIDIA Corp.*	67,933
630	Sigma Designs, Inc.*	8,959

		86,184

Software (0.6%):
8,706	Epiq Systems, Inc.*	118,401
9,152	Radiant Systems, Inc.*	79,531

		197,932

Specialty Retail (0.8%):
9,901	Home Depot, Inc.	256,337

Textiles, Apparel & Luxury Goods (0.8%):
289	Deckers Outdoor Corp.*	30,079
80,000	Yue Yuen Industrial Holdings, Ltd.	218,433

		248,512

Thrifts & Mortgage Finance (1.4%):
11,445	New York Community Bancorp, Inc.	192,162
12,336	People’s United Financial, Inc.	237,468
11,493	Washington Mutual, Inc.^	942

		430,572

Tobacco (0.6%):
3,892	Universal Corp.	191,058

Wireless Telecommunication Services (1.2%):
6,841	China Unicom, Ltd., ADR^	103,436
10,221	NTT DoCoMo, Inc., ADR^	162,514
4,418	Vodafone Group plc, ADR	97,638

		363,588

Total Common Stocks (Cost $18,649,943)		14,491,953

Convertible Bonds (0.3%):
Diversified Financial Services (0.3%):
$100,000	Prudential Financial, Inc., 1.19%, 12/15/37, Callable 6/16/09 @ 100(a)	94,390

Total Convertible Bonds (Cost $96,777)		94,390

Corporate Bonds (4.9%):
Air Freight & Logistics (0.1%):
25,000	First Data Corp., 9.88%, 9/24/15+	19,625

Commercial Banks (1.7%):
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13+(b)	99,271
200,000	Bank of America Corp., 8.13%, 12/29/49+	158,373
100,000	Barclays Bank plc, 6.05%, 12/4/17+(b)	93,007
100,000	Barclays Bank plc, 7.43%, 9/29/49+(a)	81,431
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	88,792
10,000	Wells Fargo Co., 5.25%, 10/23/12+	9,599

		530,473

Diversified Consumer Services (0.6%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	92,165
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	9,402
100,000	John Deere Capital Corp., 3.57%, 6/10/11+(a)	100,200

		201,767

Diversified Financial Services (0.9%):
100,000	American International Group, Inc., 8.25%, 8/15/18+(b)	58,097
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$100,000	Citigroup, Inc., 6.13%, 11/21/17+	$84,748
100,000	Citigroup, Inc., 8.40%, 4/29/49+	68,066
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	83,151

		294,062

Electric Utilities (0.3%):
100,000	Southern Co., Series 08-A, 3.51%, 8/20/10+(a)	99,769

Electronic Equipment & Instruments (0.3%):
100,000	General Electric Co., 5.25%, 12/6/17+	87,503

Energy Equipment & Services (0.4%):
150,000	Gazprom Capital, 6.21%, 11/22/16+	118,462

Media (0.6%):
200,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	190,243

Total Corporate Bonds (Cost $1,773,899)		1,541,904

U.S. Government Agency Mortgages (31.8%):
Federal Home Loan Mortgage Corporation (3.3%)
650,000	5.25%, 1/12/09 +	653,878
200,000	5.25%, 7/10/15 +	202,036
100,000	5.00%, 2/16/17 +	101,341
100,000	4.88%, 6/13/18 +	101,352

		1,058,607

Federal National Mortgage Association (20.7%)
500,000	5.50%, 10/15/35, Pool #42342 TBA	498,594
900,000	5.00%, 10/15/36, Pool #19462 TBA	876,937
481,179	5.00%, 3/1/37 +	469,215
288,523	5.50%, 7/1/37 +	287,969
500,000	6.00%, 10/15/37, Pool #53547 TBA	506,406
194,606	5.50%, 12/1/37 +	194,233
183,115	5.50%, 12/1/37 +	182,764
489,521	5.50%, 2/1/38 +	488,533
499,446	5.00%, 4/1/38 +	486,979
2,492,543	5.00%, 4/1/38 +	2,430,324
99,893	5.00%, 5/1/38 +	97,399

		6,519,353

Government National Mortgage Association (7.8%)
1,000,000	5.00%, 10/15/36, Pool #6761 TBA	980,625
461,544	6.00%, 5/15/37 +	469,064
1,000,000	6.00%, 10/18/37, Pool #19095 TBA	1,014,688

		2,464,377

Total U.S. Government Agency Mortgages (Cost $9,949,635)		10,042,337

U.S. Treasury Obligations (6.7%):
U.S. Treasury Bills (5.1%)
300,000	1.60%, 10/2/08 (c)+	299,999
500,000	1.57%, 10/9/08 (c)+	499,977
800,000	1.53%, 10/16/08 (c)+	799,607

		1,599,583

U.S. Treasury Bonds (0.4%)
100,000	6.00%, 2/15/26+	118,656
U.S. Treasury Notes (1.2%)
200,000	3.38%, 7/31/13 +	203,641
200,000	3.88%, 5/15/18 +	201,312

		404,953

Total U.S. Treasury Obligations (Cost $2,123,024)		2,123,192

Commercial Paper (1.3%):
Commercial Banks (1.3%):
400,000	HSBC USA, Inc., 2.76%, 11/3/08+(c)	398,584

Total Commercial Paper (Cost $398,996)		398,584

Repurchase Agreements (26.0%):
1,300,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.05%, due 10/1/08, proceeds $1,300,002; collateralized by U.S. Treasury Inflation Index Bond, 2.375%, Maturing 1/15/17, valued at $1,301,375.	1,300,000
4,200,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.25%, due 10/1/08, proceeds $3,800,026; collateralized by U.S. Government Agencies Securities, maturing 12/17/38, 5.352%, Valued at $3,906,000.	4,200,000
1,500,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.15%, due 10/2/08, proceeds $800,006; collateralized by U.S. STRIPS maturing 11/15/09, valued at $830,000.	1,500,000
1,200,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.50%, due 10/2/08, proceeds $800,022; collateralized by U.S. Government Agency Discount Note, maturing 10/20/08, valued at $818,000.	1,200,000

Total Repurchase Agreements (Cost $8,200,000)		8,200,000

Collateral For Securities On Loan (2.4%):
745,434	Northern Trust Liquid Institutional Asset Portfolio	745,434

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Collateral For Securities On Loan, continued
Total Collateral For Securities On Loan (Cost $745,434)		745,434

Deposit Account (5.0%):
1,563,994	NTRS London Deposit Account	1,563,994

Total Deposit Account (Cost $1,563,994)		1,563,994

Purchased Call Options (0.2%):
310	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09(b)	47,714
250	1-Year Interest Rate SWAP, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09(b)	16,871

Total Purchased Call Options (Cost $49,230)		64,585

Total Investment Securities (Cost $43,750,124)(d)—125.1%		39,467,123
Net other assets (liabilities) — (25.1)%		(7,925,664)

NET ASSETS — 100.0%		$31,541,459

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

+	Investment securities are designated as collateral, the aggregate fair value of these securities is $16,886,120.

ADR	American Depository Receipt

LIBOR	Represents the London InterBank Offered Rate

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

STRIPS	Separately Traded Registered Interest and Principal Securities

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2008. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2008, these securities represent 0.2% of the net assets of the Fund.

(c)	The rate presented represents the effective yield at September 30, 2008.

(d)	Cost for federal income tax purposes is $43,807,678. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$330,218
Unrealized depreciation	(4,670,773)

Net unrealized depreciation	$(4,340,555)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Currency Contracts
As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 73,358 Brazilian Real in exchange for U.S. Dollars	12/2/08	$43,246	$38,107	$(5,139)
Receive 22,252 Brazilian Real in exchange for U.S. Dollars	6/2/08	$11,696	$11,164	$(532)
Receive 406,620 Chinese Renminbi in exchange for U.S. Dollars	11/13/08	$60,000	$59,031	$(969)
Receive 284,660 Chinese Renminbi in exchange for U.S. Dollars	2/11/09	$43,000	$41,164	$(1,836)
Receive 761,369 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	$118,000	$109,954	$(8,046)
Receive 18,000 European Euros in exchange for U.S. Dollars	10/3/08	$25,669	$25,345	$(324)
Receive 7,000 British Sterling in exchange for U.S. Dollars	10/3/08	$12,845	$12,446	$(399)
Receive 201,660,000 Indonesian Rupiah in exchange for U.S. Dollars	10/29/08	$21,183	$21,320	$137
Receive 16,383,000 Japanese Yen in exchange for U.S. Dollars	10/20/08	$154,081	$154,617	$536
Receive 5,541,925 Japanese Yen in exchange for U.S. Dollars	10/3/08	$53,058	$52,143	$(915)
Receive 2,577,000 Japanese Yen in exchange for U.S. Dollars	11/5/08	$24,406	$24,382	$(24)
Receive 3,579 Mexican Nuevo Peso in exchange for U.S. Dollars	11/19/08	$337	$325	$(12)
Receive 3,579 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/09	$328	$318	$(10)
Receive 181,262 Malaysian Ringgit in exchange for U.S. Dollars	11/12/08	$55,775	$52,959	$(2,816)
Receive 600,000 Philippine Peso in exchange for U.S. Dollars	11/12/08	$13,483	$12,773	$(710)
Receive 861,070 Philippine Peso in exchange for U.S. Dollars	2/6/09	$18,792	$18,342	$(450)
Receive 2,608 Polish Zloty in exchange for U.S. Dollars	5/6/09	$1,155	$1,074	$(81)
Receive 52,445 New Romanian Leu in exchange for U.S. Dollars	1/28/09	$21,319	$19,245	$(2,074)
Receive 84,271 Singapore Dollars in exchange for U.S. Dollars	10/6/08	$61,431	$58,678	$(2,753)
Receive 84,071 Singapore Dollars in exchange for U.S. Dollars	12/10/08	$58,976	$58,730	$(246)
Receive 261,106 South African Rand in exchange for U.S. Dollars	12/10/08	$32,283	$31,076	$(1,207)

				$(27,870)

	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Delivered 73,357 Brazilian Real in exchange for U.S. Dollars	12/2/08	$42,064	$38,107	$3,957
Delivered 19,000 European Euros in exchange for U.S. Dollars	10/3/08	$27,811	$26,753	$1,058
Delivered 11,000 European Euros in exchange for U.S. Dollars	10/16/08	$15,471	$15,510	$39
Delivered 32,000 British Sterling in exchange for U.S. Dollars	11/3/08	$58,135	$57,005	$1,130
Delivered 5,541,925 Japanese Yen in exchange for U.S. Dollars	10/3/08	$52,246	$52,143	$103
Delivered 325,000 Japanese Yen in exchange for U.S. Dollars	11/5/08	$3,078	$3,075	$3
Delivered 3,579 Mexican Nuevo Peso in exchange for U.S. Dollars	11/19/08	$335	$325	$10
Delivered 170,470 Malaysian Ringgit in exchange for U.S. Dollars	11/12/08	$50,000	$49,806	$194
Delivered 52,445 New Romanian Leu in exchange for U.S. Dollars	1/28/09	$19,391	$19,245	$146
Delivered 84,271 Singapore Dollars in exchange for U.S. Dollars	10/6/08	$58,906	$58,678	$228
Delivered 284,193 South African Rand in exchange for U.S. Dollars	12/10/08	$33,747	$33,824	$77

				$6,713

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Futures Contracts
The following are open future contracts as of September 30, 2008:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day British Sterling Pound June Futures	Long	6/09	4	$8,359
90-Day British Sterling Pound December Futures	Long	12/08	3	(1,451)
90-Day British Sterling Pound December Futures	Long	12/09	3	5,324
Long Gilt December Futures	Short	12/08	(2)	(4,201)
Euro-Schatz 2 year December Futures	Short	12/08	(3)	(3,662)
Euribor December Futures	Long	12/08	1	(156)
Euro Bobl December Futures	Long	12/08	4	5,497
Euro Bond December Futures	Long	12/08	2	1,784
90-Day Eurodollar March Futures	Long	3/10	3	2,738
90-Day Eurodollar March Futures	Long	3/09	5	1,475
90-Day Eurodollar June Futures	Long	6/09	1	3,200
90-Day Eurodollar September Futures	Long	9/09	2	800
90-Day Eurodollar December Futures	Long	12/08	9	(5,750)
90-Day Eurodollar December Futures	Long	12/09	26	24,113
U.S. Treasury 5-Year Note December Futures	Short	12/08	(2)	1,383
U.S. Treasury 10-Year Note December Futures	Long	12/08	4	(5,172)
U.S. Long Bond December Future	Short	12/08	(2)	1,172

Total Unrealized Appreciation/(Depreciation) on Futures Contracts				$35,452

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
     Interest Rate Swap agreements outstanding on September 30, 2008:

		Pay/Receive				Unrealized
	Floating Rate	Floating	Fixed	Expiration	Notional	appreciation/
Counterparty	Index	Rate	Rate	Date	Amount	(depreciation)

Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/12	$100,000	$(2,259)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	(4,154)
HSBC Bank USA	South Africa Interbank	Pay	9.99	11/9/10	300,000	(397)
Citibank	South Africa Interbank	Pay	9.99	11/9/10	100,000	(144)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	631
Morgan Stanley Capital Services Inc.	6-Month GBPLIBOR	Pay	6.00	9/18/09	100,000	148
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85	1/2/12	500,000	4,181
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00	12/17/13	100,000	(2,059)
Citibank	3-Month USD LIBOR	Pay	4.00	12/17/13	100,000	(2,194)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	4.00	12/17/10	700,000	(2,594)
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	5.00	12/17/23	100,000	(1,669)
Goldman Sachs Group	6-Month GBPLIBOR	Pay	4.50	9/17/11	600,000	(6,629)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	1,536,000	40,250
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/10	3,400,000	(11,000)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Pay/Receive				Unrealized
	Floating Rate	Floating	Fixed	Expiration	Notional	appreciation/
Counterparty	Index	Rate	Rate	Date	Amount	(depreciation)

Morgan Stanley Capital Services Inc.	6-Month EUR LIBOR	Pay	5.50	12/17/10	$100,000	2,460
Goldman Sachs Group	6-Month GBPLIBOR	Receive	4.00	6/15/37	100,000	(2,235)
Deutsche Bank	6-Month EUR LIBOR	Pay	5.50	9/15/10	300,000	6,098
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	12/17/13	400,000	(22)
Goldman Sachs Group	3-Month USD LIBOR	Pay	4.00	6/17/10	5,000,000	21,023
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00	12/17/18	100,000	(316)
Deutsche Bank	6-Month EUR LIBOR	Pay	4.50	3/18/14	100,000	(1,051)
Goldman Sachs Group	6-Month GBPLIBOR	Pay	5.00	3/18/14	100,000	1,735
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/28	200,000	1,088
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00	12/17/28	100,000	(2,295)
Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50	3/18/14	600,000	6,358
Deutsche Bank	6-Month GBPLIBOR	Pay	5.00	3/18/11	100,000	1,631
Royal Bank of Scotland	6-Month GBPLIBOR	Pay	5.00	3/18/14	200,000	4,053
Barclays Bank PLC	3-Month USD LIBOR	Pay	4.00	6/17/10	1,200,000	2,682
Credit Suisse	3-Month USD LIBOR	Receive	5.00	12/17/28	200,000	(4,380)
Citibank	6-Month GBPLIBOR	Pay	5.00	3/18/11	200,000	2,934
Bank of America	3-Month USD LIBOR	Pay	4.00	12/17/13	400,000	505

						$52,379

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Credit Default Swap agreements outstanding on September 30, 2008:
Credit Default Swaps

			(Pay)/Receive			Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Refernce Equity	Protection	Rate	Date	Amount	(Depreciation)

Deutsche Bank	CDX IG9 Future	Sell	1.29%	12/20/12	$200,000	$3,262
Deutsche Bank	CDX IG9 Future	Sell	0.82	12/20/12	100,000	1,613
Barclays Bank	CDX IG9 Future	Sell	0.82	12/20/12	100,000	1,613
Merrill Lynch International	CDX Hy-9 Future	Sell	3.75	12/20/12	495,000	(41,066)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	342,540	(31,873)
Deutsche Bank	CDX EM9 Future	Sell	2.65	6/20/13	800,000	(2,733)
Barclays Bank	CDX EM9 Future	Sell	2.65	6/20/13	800,000	(10,955)
UBS AG	CDX EM9 Future	Sell	2.65	6/20/13	700,000	(4,691)
Credit Sussie	Market ABX.HE.AA 07-01	Sell	0.15	8/25/37	100,000	(18,500)
Goldman Sachs	CDX IG9 Future	Sell	0.6	12/20/12	300,000	(5,857)
Royal Bank of Scotland	Deutsche Bank	Sell	0.55	12/20/08	200,000	(421)
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5	6/20/13	200,000	(5,780)
Barclays Bank	CDX Hy-10 Future	Sell	5	6/20/13	200,000	(6,280)
Credit Sussie	CDX Hy-10 Future	Sell	5	6/20/13	200,000	(6,360)
Deutsche Bank	CDX IG10 Future	Sell	1.55	6/20/13	2,200,000	(4,338)

						$(132,366)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Swap option holdings as of September 30, 2008:
Written Swap Options

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value
Call-OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44%	4/20/09	(80)	$(16,980)	$(12,901)

Call-OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec-3 month USD LIBOR	4.90	7/7/09	(100)	(28,200)	(43,777)

Total						$(45,180)	$(56,678)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Written options outstanding on September 30, 2008.
Options on Futures

Security Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Fair Value
Call — CBOT U.S. Treasury 10-Year Note December Future	117	11/21/08	(4)	$(2,647)	$(4,312)
Put — CBOT U.S. Treasury 10-Year Note December Future	111	11/21/08	(4)	(2,599)	(2,813)

Total				$(5,246)	$(7,125)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Securities Sold Short (-1.6%):

	Coupon	Expiration	Principal			Unrealized
Security Description	Rate	Date	Amount	Premium	Fair Value	Gain/(Loss)

Federal National Mortgage Association — October TBA	5.50%	10/15/2038	$(500,000)	$(497,734)	$(498,594)	$(860)

				$(497,734)	$(498,594)	$(860)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (3.7%):
5,051	Cubic Corp.	$124,204
82,906	DynCorp International, Inc., Class A*	1,389,505
94,501	Taser International, Inc.*	675,682
8,357	Precision Castparts Corp.	658,364

		2,847,755

Auto Components (2.5%):
57,652	Superior Industries International, Inc.	1,104,612
222,885	GKN plc	783,762

		1,888,374

Automobiles (3.0%):
24,818	Honda Motor Co., Ltd., ADR	747,270
7,512	Toyota Motor Corp., SP ADR	644,530
8,402	DaimlerChrysler AG^	424,301
49,012	General Motors Corp.^	463,163

		2,279,264

Capital Markets (1.5%):
6,486	Deutsche Bank AG^	474,516
14,040	Credit Suisse Group, SP ADR	677,851

		1,152,367

Chemicals (9.0%):
31,138	Koppers Holdings, Inc.	1,164,873
23,181	Mosaic Co., Inc.	1,577,235
38,430	Sensient Technologies Corp.	1,081,036
56,453	RPM International, Inc.	1,091,801
13,694	Potash Corp. of Saskatchewan, Inc.	1,807,745
7,519	Penford Corp.	133,011

		6,855,701

Commercial Banks (7.0%):
11,819	KB Financial Group, Inc., ADR*	540,010
93,122	Royal Bank of Scotland plc, SP ADR^	297,990
19,542	Allied Irish Banks plc, SP ADR^	321,270
10,113	HSBC Holdings plc, SP ADR	817,434
553,000	BOC Hong Kong Holdings, Ltd.	985,165
18,979	Barclays plc, ADR^	468,781
23,780	Comerica, Inc.	779,746
41,603	KeyCorp	496,740
25,647	Wachovia Corp.	89,765
68,123	Colonial Bancgroup, Inc.	535,447

		5,332,348

Commercial Services & Supplies (0.7%):
25,660	GeoEye, Inc.*	567,856

Communications Equipment (2.1%):
12,999	Research In Motion, Ltd.*	887,831
39,652	Nokia Corp., ADR	739,510

		1,627,341

Computers & Peripherals (1.7%):
48,426	Novatel Wireless, Inc.*	293,462
8,611	Apple, Inc.*	978,726

		1,272,188

Construction & Engineering (1.3%):
39,839	Perini Corp.*	1,027,448

Diversified Financial Services (3.3%):
24,238	JP Morgan Chase & Co.	1,131,915
43,685	Citigroup, Inc.	895,979
21,938	ING Groep NV, ADR	469,473

		2,497,367

Diversified Telecommunication Services (6.0%):
37,090	AT&T, Inc.	1,035,553
240,482	BT Group plc	694,494
37,682	Nippon Telegraph & Telephone Corp., ADR	848,222
2,367,000	PCCW, Ltd.	988,183
38,037	Deutsche Telekom AG, ADR	579,303
26,482	Telecom Italia SPA, ADR	395,111

		4,540,866

Electric Utilities (4.0%):
33,511	Northeast Utilities	859,557
272,000	Hongkong Electric Holdings, Ltd.	1,712,094
40,189	Korea Electric Power Corp., ADR	497,942

		3,069,593

Electronic Equipment & Instruments (0.4%):
8,043	FLIR Systems, Inc.*	309,012

Energy Equipment & Services (3.6%):
1,762	Core Laboratories NV	178,526
38,730	Matrix Service Co.*	739,743
12,947	Cameron International Corp.*	498,977
22,820	National-Oilwell Varco, Inc.*	1,146,249
2,553	SunPower Corp., Class B*	176,314

		2,739,809

Food Products (1.4%):
153,327	Tate & Lyle plc	1,051,575

Health Care Equipment & Supplies (1.6%):
31,891	Abaxis, Inc.*	628,253
2,294	Intuitive Surgical, Inc.*	552,808

		1,181,061

Health Care Providers & Services (2.3%):
77,544	Alliance Imaging, Inc.*	796,377
62,573	Sun Healthcare Group, Inc.*	917,320

		1,713,697

Hotels, Restaurants & Leisure (1.0%):
225,266	Ladbrokes plc	761,183

Household Durables (7.0%):
7,478	Tempur-Pedic International, Inc.	87,941
161,925	La-Z-Boy, Inc.^	1,509,141
14,960	Garmin, Ltd.*	507,743
91,675	Tupperware Brands Corp.	2,532,980
40,282	Matsushita Electric Industrial Co., Ltd., ADR	698,087

		5,335,892

Industrial Conglomerates (2.7%):
366,000	Cheung Kong Infrastructure Holdings, Ltd.	1,712,241
12,753	McDermott International, Inc.*	325,839

		2,038,080

Insurance (1.5%):
47,870	AEGON NV	420,299
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
17,426	Lincoln National Corp.	$746,007

		1,166,306

Internet & Catalog Retail (0.2%):
2,341	Priceline.com, Inc.*	160,195

Internet Software & Services (1.4%):
63,917	DealerTrack Holdings, Inc.*	1,076,362

IT Services (1.4%):
549,395	LogicaCMG plc	1,066,695

Machinery (0.1%):
3,288	Dynamic Materials Corp.	76,314

Metals & Mining (3.5%):
5,440	AMCOL International Corp.	170,054
11,645	ArcelorMittal, Class A	575,030
21,032	BHP Billiton, Ltd., SP ADR^	1,093,454
43,349	Southern Copper Corp.	827,099

		2,665,637

Multi-Utilities (4.0%):
57,904	NiSource, Inc.	854,663
47,870	PNM Resources, Inc.	490,189
25,529	Black Hills Corp.	793,186
21,822	DTE Energy Co.	871,789

		3,009,827

Oil, Gas & Consumable Fuels (6.1%):
49,468	Arena Resources, Inc.*	1,921,832
17,125	Petro-Canada	571,119
23,143	Repsol YPF SA, ADR	686,421
11,957	ENI SPA, ADR	633,123
12,936	EnCana Corp.	850,283

		4,662,778

Paper & Forest Products (1.0%):
32,631	MeadWestvaco Corp.	760,629

Pharmaceuticals (1.4%):
59,772	Pfizer, Inc.	1,102,196

Semiconductors & Semiconductor Equipment (0.6%):
3,232	Sigma Designs, Inc.*	45,959
9,310	Cypress Semiconductor Corp.*	48,598
32,414	NVIDIA Corp.*	347,154

		441,711

Software (1.3%):
44,486	Epiq Systems, Inc.*^	605,009
46,769	Radiant Systems, Inc.*	406,423

		1,011,432

Specialty Retail (1.7%):
50,595	Home Depot, Inc.	1,309,905

Textiles, Apparel & Luxury Goods (1.8%):
1,484	Deckers Outdoor Corp.*	154,455
432,000	Yue Yuen Industrial Holdings, Ltd.	1,179,536

		1,333,991

Thrifts & Mortgage Finance (2.9%):
58,481	New York Community Bancorp, Inc.	981,896
58,740	Washington Mutual, Inc.^	4,817
63,046	People’s United Financial, Inc.	1,213,635

		2,200,348

Tobacco (1.3%):
19,897	Universal Corp.	976,744

Wireless Telecommunication Services (2.5%):
52,242	NTT DoCoMo, Inc., ADR^	830,648
22,568	Vodafone Group plc, ADR	498,753
38,821	China Unicom, Ltd., ADR^	586,973

		1,916,374

Total Common Stocks (Cost $101,623,431)		75,026,221

Collateral For Securities On Loan (6.0%):
4,586,127	Northern Trust Liquid Institutional Asset Portfolio	4,586,127

Total Collateral For Securities On Loan (Cost $4,586,127)		4,586,127

Deposit Account (1.4%):
1,017,550	NTRS London Deposit Account	1,017,550

Total Deposit Account (Cost $1,017,550)		1,017,550

Total Investment Securities (Cost $107,227,108)(a)—105.9%		80,629,898

Net other assets (liabilities) — (5.9)%		(4,460,029)

NET ASSETS — 100.0%		$76,169,869

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $110,839,714. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,364,362
Unrealized depreciation	(31,574,178)

Net unrealized depreciation	$(30,209,816)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	59.2%
Hong Kong	9.4%
United Kingdom	8.1%
Canada	5.4%
Japan	5.0%
Netherlands	2.6%
Germany	1.9%
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Country	Percentage
Australia	1.4%
Korea	1.4%
Italy	1.4%
Finland	1.0%
Spain	0.9%
Switzerland	0.9%
Cayman Islands	0.7%
Panama	0.4%
Ireland	0.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.1%):
$100,000	SLM Student Loan Trust, Series 2008-9, Class A, 4.17%, 4/25/23(a)	$100,375

Total Asset Backed Securities (Cost $99,596)		100,375

Common Stocks (77.2%):
Aerospace & Defense (3.0%):
3,822	Cubic Corp.	93,983
62,631	DynCorp International, Inc., Class A*	1,049,696
6,316	Precision Castparts Corp.	497,574
71,393	Taser International, Inc.*^	510,460

		2,151,713

Auto Components (1.9%):
161,999	GKN plc	569,660
43,553	Superior Industries International, Inc.	834,475

		1,404,135

Automobiles (2.4%):
6,343	DaimlerChrysler AG	320,321
37,026	General Motors Corp.^	349,896
18,752	Honda Motor Co., Ltd., ADR	564,623
5,676	Toyota Motor Corp., SP ADR	487,001

		1,721,841

Capital Markets (1.2%):
10,606	Credit Suisse Group, SP ADR	512,058
4,901	Deutsche Bank AG^	358,557

		870,615

Chemicals (7.1%):
23,518	Koppers Holdings, Inc.	879,808
17,514	Mosaic Co., Inc.	1,191,653
5,680	Penford Corp.^	100,479
10,347	Potash Corp. of Saskatchewan, Inc.	1,365,907
42,646	RPM International, Inc.	824,774
29,031	Sensient Technologies Corp.	816,642

		5,179,263

Commercial Banks (5.5%):
14,765	Allied Irish Banks plc, SP ADR	242,737
14,338	Barclays plc, ADR^	354,148
398,000	BOC Hong Kong Holdings, Ltd.	709,034
51,459	Colonial Bancgroup, Inc.	404,468
17,966	Comerica, Inc.	589,105
7,636	HSBC Holdings plc, SP ADR	617,218
8,930	KB Financial Group, Inc., ADR*	408,012
31,428	KeyCorp	375,250
70,323	Royal Bank of Scotland plc, SP ADR	225,035
19,372	Wachovia Corp.	67,802

		3,992,809

Commercial Services & Supplies (0.6%):
19,381	GeoEye, Inc.*	428,901

Communications Equipment (1.7%):
29,957	Nokia Corp., ADR	558,698
9,819	Research In Motion, Ltd.*	670,638

		1,229,336

Computers & Peripherals (1.3%):
6,506	Apple, Inc.*	739,472
36,586	Novatel Wireless, Inc.*	221,711

		961,183

Construction & Engineering (1.1%):
30,097	Perini Corp.*	776,202

Diversified Financial Services (2.6%):
33,002	Citigroup, Inc.	676,871
16,571	ING Groep NV, ADR	354,619
18,310	JP Morgan Chase & Co.	855,077

		1,886,567

Diversified Telecommunication Services (4.6%):
28,019	AT&T, Inc.	782,291
174,789	BT Group plc	504,777
28,733	Deutsche Telekom AG, ADR	437,604
28,463	Nippon Telegraph & Telephone Corp., ADR	640,702
1,701,000	PCCW, Ltd.	710,139
20,008	Telecom Italia SPA, ADR	298,519

		3,374,032

Electric Utilities (3.1%):
195,000	Hongkong Electric Holdings, Ltd.	1,227,420
30,356	Korea Electric Power Corp., ADR	376,111
25,316	Northeast Utilities	649,355

		2,252,886

Electronic Equipment & Instruments (0.3%):
6,073	FLIR Systems, Inc.*	233,325

Energy Equipment & Services (2.8%):
9,779	Cameron International Corp.*	376,883
1,334	Core Laboratories NV	135,161
29,258	Matrix Service Co.*	558,828
17,241	National-Oilwell Varco, Inc.*	866,015
1,871	SunPower Corp., Class B*	129,215

		2,066,102

Food Products (1.1%):
111,443	Tate & Lyle plc	764,318

Health Care Equipment & Supplies (1.2%):
24,092	Abaxis, Inc.*	474,613
1,733	Intuitive Surgical, Inc.*	417,618

		892,231

Health Care Providers & Services (1.8%):
58,580	Alliance Imaging, Inc.*	601,617
47,269	Sun Healthcare Group, Inc.*	692,963

		1,294,580

Hotels, Restaurants & Leisure (0.8%):
163,730	Ladbrokes plc	553,250

Household Durables (5.1%):
11,298	Garmin, Ltd.*	383,454
85,356	La-Z-Boy, Inc.^	795,518
30,433	Matsushita Electric Industrial Co., Ltd., ADR	527,404
5,648	Tempur-Pedic International, Inc.	66,420
69,254	Tupperware Brands Corp.	1,913,488

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
		$3,686,284

Industrial Conglomerates (2.1%):
267,000	Cheung Kong Infrastructure Holdings, Ltd.	1,249,094
9,633	McDermott International, Inc.*	246,123

		1,495,217

Insurance (1.2%):
36,165	AEGON NV	317,529
13,164	Lincoln National Corp.	563,551

		881,080

Internet & Catalog Retail (0.2%):
1,764	Priceline.com, Inc.*	120,710

Internet Software & Services (1.1%):
48,284	DealerTrack Holdings, Inc.*	813,103

IT Services (1.1%):
399,318	LogicaCMG plc	775,308

Machinery (0.1%):
2,486	Dynamic Materials Corp.	57,700

Metals & Mining (2.8%):
4,110	AMCOL International Corp.	128,479
8,800	ArcelorMittal, Class A	434,544
15,886	BHP Billiton, Ltd., SP ADR^	825,913
32,743	Southern Copper Corp.	624,736

		2,013,672

Multi-Utilities (3.1%):
19,285	Black Hills Corp.	599,185
16,484	DTE Energy Co.	658,536
43,742	NiSource, Inc.	645,632
36,165	PNM Resources, Inc.	370,329

		2,273,682

Oil, Gas & Consumable Fuels (4.9%):
37,369	Arena Resources, Inc.*	1,451,786
9,768	EnCana Corp.	642,051
9,034	ENI SPA, ADR	478,350
12,939	Petro-Canada	431,516
17,484	Repsol YPF SA, ADR	518,575

		3,522,278

Paper & Forest Products (0.8%):
24,648	MeadWestvaco Corp.	574,545

Pharmaceuticals (1.1%):
45,149	Pfizer, Inc.	832,548

Semiconductors & Semiconductor Equipment (0.5%):
6,823	Cypress Semiconductor Corp.*	35,616
24,487	NVIDIA Corp.*	262,256
2,444	Sigma Designs, Inc.*	34,753

		332,625

Software (1.0%):
33,608	Epiq Systems, Inc.*^	457,069
35,327	Radiant Systems, Inc.*	306,991

		764,060

Specialty Retail (1.4%):
38,222	Home Depot, Inc.	989,568

Textiles, Apparel & Luxury Goods (1.3%):
1,124	Deckers Outdoor Corp.*	116,986

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
308,000	Yue Yuen Industrial Holdings, Ltd.	$840,966

		957,952

Thrifts & Mortgage Finance (2.3%):
44,177	New York Community Bancorp, Inc.	741,732
47,628	People’s United Financial, Inc.	916,839
43,930	Washington Mutual, Inc.^	3,602

		1,662,173

Tobacco (1.0%):
15,031	Universal Corp.	737,872

Wireless Telecommunication Services (2.0%):
28,624	China Unicom, Ltd., ADR^	432,795
39,469	NTT DoCoMo, Inc., ADR^	627,557
17,049	Vodafone Group plc, ADR	376,783

		1,437,135

Total Common Stocks (Cost $72,269,477)		55,960,801

Convertible Bonds (0.1%):
Diversified Financial Services (0.1%):
100,000	Prudential Financial, Inc., 1.19%, 12/15/37, Callable 6/16/09 @ 100+(a)	94,390

Total Convertible Bonds (Cost $96,777)		94,390

Corporate Bonds (2.8%):
Air Freight & Logistics (0.1%):
35,000	First Data Corp., 9.88%, 9/24/15+	27,475

Commercial Banks (0.8%):
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13+(b)	99,271
100,000	Bank of America Corp., 8.13%, 12/29/49+	79,187
100,000	Barclays Bank plc, 2.91%, 8/10/09+(a)	99,597
100,000	Barclays Bank plc, 7.43%, 9/29/49+(a)	81,431
100,000	Citigroup Funding, Inc., 3.85%, 5/7/10+(a)	94,298
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	88,792
20,000	Wells Fargo Co., 5.25%, 10/23/12+	19,197

		561,773

Diversified Consumer Services (0.6%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	92,165
100,000	American International Group, 5.85%, 1/16/18, MTN+	50,195
25,000	Bear Stearns Co., Inc., 6.40%, 10/2/17+	23,348
20,000	General Electric Capital Corp., 5.25%, 10/19/12+	18,803

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$100,000	John Deere Capital Corp., 3.57%, 6/10/11+(a)	$100,200
100,000	National Rural Utilities, 4.75%, 3/1/14+	95,423
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18+	22,722

		402,856

Diversified Financial Services (0.3%):
100,000	Citigroup, Inc., 6.13%, 11/21/17+	84,748
100,000	Citigroup, Inc., 8.40%, 4/29/49+	68,066
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	82,496

		235,310

Diversified Telecommunication Services (0.1%):
100,000	AT&T, Inc., 6.30%, 1/15/38+	82,820

Electric Utilities (0.3%):
100,000	Southern Cal Edison, 5.00%, 1/15/14+	97,838
100,000	Southern Co., Series 08-A, 3.51%, 8/20/10+(a)	99,769

		197,607

Electronic Equipment & Instruments (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	87,503

Insurance (0.0%):
100,000	American International Group, 8.18%, 5/15/58+(b)	16,019

Media (0.4%):
200,000	Rogers Communications, 6.75%, 3/15/15+	196,164
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	95,122

		291,286

Pharmaceuticals (0.1%):
100,000	Amgen, Inc., 5.85%, 6/1/17+	95,992

Total Corporate Bonds (Cost $2,302,609)		1,998,641

Commercial Paper (1.2%):
Commercial Banks (0.7%):
100,000	Bank of America Corp., 2.84%, 11/10/08+(c)	99,572
200,000	HSBC USA, Inc., 2.76%, 11/3/08+(c)	199,292
200,000	Santander Central Hispanic Financial, Inc., 2.76%, 10/7/08+(c)	199,856

		498,720

Diversified Financial Services (0.5%):
200,000	San Paolo IMI SpA, 2.75%, 10/2/08+(c)	199,958
200,000	San Paolo IMI SpA, 2.79%, 10/9/08+(c)	199,812

		399,770

Total Commercial Paper (Cost $898,960)		898,490

Municipal Bonds (0.3%):
California (0.1%):
$100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37, Callable 7/01/2017 @ 100+	$91,694

Illinois (0.2%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	104,086

Total Municipal Bonds (Cost $203,433)		195,780

U.S. Government Agency Mortgages (10.4%):
Federal Home Loan Mortgage Corporation (0.9%)
500,000	5.25%, 1/12/09 +	502,983
100,000	5.00%, 2/16/17 +	101,341
100,000	4.88%, 6/13/18 +	101,352

		705,676

Federal National Mortgage Association (9.5%)
500,000	5.50%, 10/15/35 , Pool #42342 TBA+	498,594
1,000,000	5.00%, 10/15/36 , Pool #19462 TBA+	974,375
483,096	5.50%, 1/1/37 +	482,424
481,179	5.00%, 3/1/37 +	469,215
463,826	5.50%, 10/1/37 +	462,937
900,000	6.00%, 10/15/37 , Pool #53547 TBA+	911,531
457,787	5.50%, 12/1/37 +	456,909
489,521	5.50%, 2/1/38 +	488,533
99,893	5.00%, 5/1/38 +	97,399
1,000,001	5.00%, 7/1/38 +	975,039
1,000,001	5.00%, 9/1/38 +	975,039

		6,791,995

Total U.S. Government Agency Mortgages (Cost $7,403,359)		7,497,671

U.S. Treasury Obligations (1.9%):
U.S. Treasury Bills (0.8%)
600,000	1.53%, 10/16/08 (c) +	599,705

U.S. Treasury Notes (1.1%)
100,000	3.13%, 4/30/13 +	100,859
200,000	3.38%, 7/31/13 +	203,641
200,000	3.88%, 5/15/18 +	201,312
50,000	8.13%, 8/15/21 +	68,789
50,000	2.00%, 1/15/26 +	50,595
150,000	5.25%, 11/15/28 +	166,184

		791,380

Total U.S. Treasury Obligations (Cost $1,395,066)		1,391,085

Purchased Call Options (0.1%):
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Purchased Call Options, continued
$380	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09(d)	$58,488
140	1-Year Interest Rate SWAP, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09(d)	9,448

Total Purchased Call Options (Cost $49,735)		67,936

Put Options Purchased (0.0%):
100	Federal National Mortgage Association, 5.00%, Put @ 72, Exp 12/5/08	0

Total Put Options Purchased (Cost $114)		0

Repurchase Agreements (9.2%):
1,300,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.05%, due 10/1/08, proceeds $1,300,002; collateralized by U.S. Treasury Inflation Index Bonds, 2.375%, maturing 1/15/17, valued at $1,301,375.	1,300,000
3,800,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.25%, due 10/1/08, proceeds $3,800,026; collateralized by U.S. Government Agencies Securities, maturing 12/17/38, 5.352%, valued at $3,906,000.	3,800,000
800,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.15%, due 10/2/08, proceeds $800,007; collateralized by U.S. STRIPS, maturing 11/15/09, valued at $830,000.	800,000
800,000	Merrill Lynch Co., Inc., dated 9/30/08, 0.50%, due 10/2/08, proceeds $800,022; collateralized by U.S. Government Agency Discount Note, maturing 10/20/08, valued at $818,000.	800,000

Total Repurchase Agreements (Cost $6,700,000)		6,700,000

Deposit Account (4.8%):
Commercial Banks (4.8%):
3,506,272	NTRS London Deposit Account	3,506,272

Total Deposit Account (Cost $3,506,272)		3,506,272

Collateral For Securities On Loan (4.8%):
3,450,189	Northern Trust Liquid Institutional Asset Portfolio	3,450,189

Total Collateral For Securities On Loan (Cost $3,450,189)		3,450,189

Total Investment Securities (Cost $98,375,587)(e)—112.9%		81,861,630

Net other assets (liabilities) — (12.9)%		(9,348,170)

NET ASSETS — 100.0%		$72,513,460

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

+	Investment securities are designated as collateral, the aggregate fair value of these securities is $8,049,144.

ADR	American Depository Receipt

LIBOR	Represents the London InterBank Offered Rate

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

STRIPS	Separately Traded Registered Interest and Principal Securities

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2008. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at September 30, 2008.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2008, these securities represent 0.1% of the net assets of the Fund.

(e)	Cost for federal income tax purposes is $100,158,152. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$897,957
Unrealized depreciation	(19,194,479)

Net unrealized depreciation	$(18,296,522)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Currency Contracts:
As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 80,740 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$47,584	$41,942	$(5,642)
Receive 29,385 Brazilian Real in exchange for U.S. Dollars	6/2/2008	15,445	14,743	(702)
Receive 406,620 Chinese Renminbi in exchange for U.S. Dollars	11/13/2008	60,000	59,032	(968)
Receive 364,100 Chinese Renminbi in exchange for U.S. Dollars	2/11/2009	55,000	52,652	(2,348)
Receive 657,994 Chinese Renminbi in exchange for U.S. Dollars	7/15/2009	102,000	95,024	(6,976)
Receive 27,000 European Euros in exchange for U.S. Dollars	10/3/2008	38,078	38,017	(61)
Receive 5,000 British Sterling in exchange for U.S. Dollars	10/3/2008	9,175	8,890	(285)
Receive 19,181 British Sterling in exchange for U.S. Dollars	10/2/2008	34,487	34,095	(392)
Receive 379,579 Hong Kong Dollar in exchange for U.S. Dollars	10/2/2008	48,838	48,886	48
Receive 274,590,000 Indonesian Rupiah in exchange for U.S. Dollars	10/29/2008	28,843	29,030	187
Receive 16,170,000 Japanese Yen in exchange for U.S. Dollars	10/20/2008	152,111	152,608	497
Receive 5,147,842 Japanese Yen in exchange for U.S. Dollars	10/3/2008	49,175	48,435	(740)
Receive 1,639,000 Japanese Yen in exchange for U.S. Dollars	11/5/2008	15,522	15,507	(15)
Receive 15,808 Mexican Nuevo Peso in exchange for U.S. Dollars	11/19/2008	1,490	1,436	(54)
Receive 15,808 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/2009	1,448	1,405	(43)
Receive 183,572 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	56,644	53,634	(3,010)
Receive 1,400,000 Philippine Peso in exchange for U.S. Dollars	11/12/2008	31,634	29,805	(1,829)
Receive 669,870 Philippine Peso in exchange for U.S. Dollars	2/6/2009	14,620	14,269	(351)
Receive 5,065 Polish Zloty in exchange for U.S. Dollars	5/6/2009	2,244	2,086	(158)
Receive 78,617 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	31,958	28,849	(3,109)
Receive 252,500 Russian Ruble in exchange for U.S. Dollars	11/19/2008	10,179	9,778	(401)
Receive 126,407 Singapore Dollars in exchange for U.S. Dollars	10/6/2008	92,086	88,017	(4,069)
Receive 126,156 Singapore Dollars in exchange for U.S. Dollars	12/10/2008	88,484	88,130	(354)
Receive 349,292 South African Rand in exchange for U.S. Dollars	12/10/2008	43,393	41,572	(1,821)

				$(32,596)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Delivered 80,740 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$45,931	$41,942	$3,989
Delivered 27,000 European Euros in exchange for U.S. Dollars	10/3/2008	39,520	38,017	1,503
Delivered 24,000 European Euros in exchange for U.S. Dollars	10/16/2008	33,756	33,840	(84)
Delivered 43,000 British Sterling in exchange for U.S. Dollars	11/3/2008	78,118	76,600	1,518
Delivered 5,147,842 Japanese Yen in exchange for U.S. Dollars	10/3/2008	48,414	48,435	(21)
Delivered 975,000 Japanese Yen in exchange for U.S. Dollars	11/5/2008	9,234	9,225	9
Delivered 15,808 Mexican Nuevo Peso in exchange for U.S. Dollars	11/19/2008	1,482	1,436	46
Delivered 170,470 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	50,000	49,806	194
Delivered 78,617 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	29,068	28,849	219
Delivered 126,407 Singapore Dollars in exchange for U.S. Dollars	10/6/2008	88,341	88,017	324
Delivered 355,191 South African Rand in exchange for U.S. Dollars	12/10/2008	42,177	42,274	(97)

				$7,600

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Futures Contracts:
The following are open future contracts as of September 30, 2008:

				Unrealized
			Number of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
90-Day British Sterling Pound June Futures	Long	6/09	2	$4,520
90-Day British Sterling Pound September Futures	Long	9/09	1	2,529
90-Day British Sterling Pound December Futures	Long	12/08	2	(1,052)
90-Day British Sterling Pound December Futures	Long	12/09	2	4,483
Long Gilt December Futures	Short	12/08	(2)	(4,201)
Euro-Schatz 2 year December Futures	Short	12/08	(3)	(3,662)
Euro Euribor March Futures	Long	3/09	1	1,523
90-Day Euribor December Futures	Long	12/08	4	(623)
90-Day Euribor December Futures	Long	12/09	1	(272)
Euro Bobl December Futures	Long	12/08	2	2,835
Euro Bond December Futures	Long	12/08	2	1,784
Euro Bond December Futures	Short	12/08	(1)	(1,481)
90-Day Eurodollar March Futures	Long	3/10	3	2,738
90-Day Eurodollar March Futures	Long	3/09	5	1,475
90-Day Eurodollar December Futures	Short	6/09	(3)	5,888
90-Day Eurodollar September Futures	Long	9/09	8	20,600
90-Day Eurodollar December Futures	Long	12/08	9	(6,175)
90-Day Eurodollar December Futures	Long	12/09	19	12,463
U.S. Treasury 5-Year Note December Futures	Short	12/08	(3)	3,055
Long Bond December Future	Short	12/08	(2)	1,170

Total Unrealized Appreciation/(Depreciation) on Futures Contracts				$47,597

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Swap agreements outstanding on September 30, 2008:
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/12	$100,000	$(2,259)
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/09	100,000	148

Deutsche Bank	6-Month EUR LIBOR	Pay	4.00%	6/17/10	3,300,000	13,875

UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	100,000	(1,521)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	300,000	(1,047)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	300,000	(6,231)
HSBC Bank USA	South African Johanesburg Interbank	Pay	9.99%	11/9/10	500,000	(631)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/17	100,000	631

UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85%	1/2/12	100,000	836
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00%	12/17/13	100,000	1,258

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/38	100,000	(2,003)

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/13	400,000	(22)

Citibank	3-Month USD LIBOR	Pay	4.00%	12/17/13	100,000	(394)

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	12/17/13	500,000	2,900

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/23	100,000	(1,669)

Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00%	3/18/14	100,000	1,735

Bank of America	3-Month USD LIBOR	Receive	5.00%	12/17/28	200,000	1,088

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Citibank	3-Month USD LIBOR	Receive	5.00%	12/17/15	$100,000	$(74)

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/28	100,000	(2,295)

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Receive	4.00%	12/17/10	400,000	(3,298)

Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50%	3/18/14	200,000	2,846

Goldman Sachs Group	3-Month USD LIBOR	Pay	4.00%	12/17/13	100,000	1,091

Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50%	9/17/11	700,000	(7,734)
Deutsche Bank	6-Month GBP LIBOR	Pay	5.00%	3/18/11	100,000	1,631
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/18	1,782,000	46,696
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	5.00%	3/18/14	100,000	2,026
Credit Suisse International	3-Month USD LIBOR	Receive	5.00%	12/17/28	200,000	(4,380)
Morgan Stanley Capital Services Inc.	6-Month EUR LIBOR	Pay	5.50%	12/17/10	100,000	2,460
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.50%	6/15/10	300,000	(3,814)
Citibank	6-Month GBP LIBOR	Pay	5.00%	3/18/11	100,000	1,467
Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00%	6/15/37	100,000	(2,235)
Bank of America	3-Month USD LIBOR	Pay	4.00%	12/17/13	400,000	504
Deutsche Bank	6-Month EUR LIBOR	Pay	5.50%	9/15/10	300,000	6,098
Total						$47,687

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
     At September 30, 2008, the Fund had the following credit default swaps:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appriciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Royal Bank of Scotland	Deutsche Bank	Sell	0.55%	12/20/08	$200,000	$(421)
Deutsche Bank	IG-9 Future	Sell	1.29%	12/20/12	100,000	1,631
Royal Bank of Scotland	HY-10 Future	Sell	5.00%	12/20/12	200,000	(5,780)
Morgan Stanley Capital Services	IG-9 Future	Sell	1.34%	12/20/12	300,000	5,484

Barclays Bank	HY-10 Future	Sell	5.00%	6/20/13	200,000	(6,280)
Credit Suisse	HY-10 Future	Sell	5.00%	6/20/13	200,000	(6,360)
Merrill Lynch International	HY-9 Future	Sell	3.75%	12/20/12	495,000	(19,667)
Bank of America	HY-8 Future	Sell	2.75%	6/20/12	475,200	(39,524)

Barclays Bank	Gazprom	Sell	0.83%	6/20/17	75,000	(16,698)
Goldman Sachs	IG-9 Future	Sell	0.60%	12/20/12	300,000	(5,857)
Deutsche Bank	CDX IG10 Future	Sell	1.55%	6/20/13	700,000	(1,380)
Morgan Stanley Capital Services	IG-10 Future	Sell	1.55%	6/20/13	700,000	(16,890)

Deutsche Bank	CDX IG10 Future	Buy	(1.50%)	6/20/18	100,000	2,032
Barclays Bank	Gazprom	Sell	2.65%	6/20/13	900,000	(14,389)
Deutsche Bank	CDX EM9 future	Sell	2.65%	3/21/08	800,000	(2,663)
UBS AG	CDX EM9 future	Sell	2.65%	3/21/08	500,000	(3,351)

Total						$(130,113)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
     Swap option holdings as of September 30, 2008:
     Written Swap Options

		Pay/Receive
		Floating	Exercise	Expiration	Number of		Fair
Description	Counterparty	Index	Rate	Date	Contracts	Premium	Value
Call — OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44%	4/20/09	(50)	$(12,030)	$(8,063)
Call — OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.9	7/7/09	(130)	(36,660)	(56,911)

Totals						$(48,690)	$(64,974)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Written options oustanding on September 30, 2008:

	Exercise	Expiration	Number of		Fair
	Price	Date	Contracts	Premium	Value
Call
U.S. Treasury 10-Year Note December Futures	117	11/21/08	(5)	$(3,284)	$(5,391)

Put
U.S. Treasury 10-Year Note December Futures	111	11/21/08	(5)	(3,269)	(3,516)

Options Total				$(6,553)	$(8,906)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (62.3%):
Aerospace & Defense (2.4%):
1,914	Cubic Corp.	$47,065
31,446	DynCorp International, Inc., Class A*	527,035
3,169	Precision Castparts Corp.	249,654
35,844	Taser International, Inc.*	256,285

		1,080,039

Auto Components (1.6%):
80,994	GKN plc	284,811
21,870	Superior Industries International, Inc.	419,029

		703,840

Automobiles (1.9%):
3,186	DaimlerChrysler AG	160,893
18,590	General Motors Corp.^	175,675
9,415	Honda Motor Co., Ltd., ADR	283,486
2,847	Toyota Motor Corp., SP ADR	244,273

		864,327

Capital Markets (1.0%):
5,326	Credit Suisse Group, SP ADR	257,139
2,460	Deutsche Bank AG^	179,974

		437,113

Chemicals (5.8%):
11,811	Koppers Holdings, Inc.	441,849
8,793	Mosaic Co., Inc.	598,276
2,852	Penford Corp.	50,452
5,195	Potash Corp. of Saskatchewan, Inc.	685,792
21,412	RPM International, Inc.	414,108
14,579	Sensient Technologies Corp.	410,107

		2,600,584

Commercial Banks (4.4%):
7,412	Allied Irish Banks plc, SP ADR	121,853
7,198	Barclays plc, ADR^	177,791
200,000	BOC Hong Kong Holdings, Ltd.	356,299
25,841	Colonial Bancgroup, Inc.	203,110
9,022	Comerica, Inc.	295,831
3,836	HSBC Holdings plc, SP ADR	310,064
4,483	KB Financial Group, Inc., ADR*	204,828
15,783	KeyCorp	188,449
35,318	Royal Bank of Scotland plc, SP ADR^	113,016
9,728	Wachovia Corp.	34,048

		2,005,289

Commercial Services & Supplies (0.5%):
9,732	GeoEye, Inc.*	215,369

Communications Equipment (1.4%):
15,039	Nokia Corp., ADR	280,477
4,930	Research In Motion, Ltd.*	336,719

		617,196

Computers & Peripherals (1.1%):
3,266	Apple, Inc.*	371,214
18,367	Novatel Wireless, Inc.*	111,304

		482,518

Construction & Engineering (0.9%):
15,110	Perini Corp.*	389,687

Diversified Financial Services (2.1%):
16,570	Citigroup, Inc.	339,851
8,320	ING Groep NV, ADR	178,048
9,193	JP Morgan Chase & Co.	429,313

		947,212

Diversified Telecommunication Services (3.8%):
14,072	AT&T, Inc.	392,890
87,390	BT Group plc	252,376
14,426	Deutsche Telekom AG, ADR	219,708
14,292	Nippon Telegraph & Telephone Corp., ADR	321,713
859,000	PCCW, Ltd.	358,618
10,048	Telecom Italia SPA, ADR	149,916

		1,695,221

Electric Utilities (2.5%):
100,000	Hongkong Electric Holdings, Ltd.	629,446
15,241	Korea Electric Power Corp., ADR	188,836
12,713	Northeast Utilities	326,089

		1,144,371

Electronic Equipment & Instruments (0.3%):
3,050	FLIR Systems, Inc.*	117,181

Energy Equipment & Services (2.3%):
4,911	Cameron International Corp.*	189,270
669	Core Laboratories NV	67,783
14,689	Matrix Service Co.*	280,560
8,656	National-Oilwell Varco, Inc.*	434,791
942	SunPower Corp., Class B*	65,015

		1,037,419

Food Products (0.8%):
55,719	Tate & Lyle plc	382,142

Health Care Equipment & Supplies (1.0%):
12,099	Abaxis, Inc.*	238,350
870	Intuitive Surgical, Inc.*	209,653

		448,003

Health Care Providers & Services (1.4%):
29,413	Alliance Imaging, Inc.*	302,072
23,735	Sun Healthcare Group, Inc.*	347,955

		650,027

Hotels, Restaurants & Leisure (0.6%):
81,858	Ladbrokes plc	276,601

Household Durables (4.1%):
5,677	Garmin, Ltd.*	192,677
44,634	La-Z-Boy, Inc.^	415,989
15,282	Matsushita Electric Industrial Co., Ltd., ADR	264,837
2,834	Tempur-Pedic International, Inc.	33,328
34,774	Tupperware Brands Corp.	960,806

		1,867,637

Industrial Conglomerates (1.7%):
133,000	Cheung Kong Infrastructure Holdings, Ltd.	622,207
4,836	McDermott International, Inc.*	123,560

		745,767

Insurance (1.0%):
18,158	AEGON NV	159,427
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
6,609	Lincoln National Corp.	$282,931

		442,358

Internet & Catalog Retail (0.1%):
885	Priceline.com, Inc.*	60,561

Internet Software & Services (0.9%):
24,243	DealerTrack Holdings, Inc.*	408,252

IT Services (0.9%):
199,646	LogicaCMG plc	387,629

Machinery (0.1%):
1,246	Dynamic Materials Corp.	28,920

Metals & Mining (2.2%):
2,062	AMCOL International Corp.	64,458
4,418	ArcelorMittal, Class A	218,161
7,978	BHP Billiton, Ltd., SP ADR^	414,776
16,438	Southern Copper Corp.	313,637

		1,011,032

Multi-Utilities (2.5%):
9,683	Black Hills Corp.	300,851
8,276	DTE Energy Co.	330,626
21,964	NiSource, Inc.	324,189
18,158	PNM Resources, Inc.	185,938

		1,141,604

Oil, Gas & Consumable Fuels (3.9%):
18,763	Arena Resources, Inc.*	728,942
4,905	EnCana Corp.	322,406
4,536	ENI SPA, ADR	240,181
6,496	Petro-Canada	216,642
8,781	Repsol YPF SA, ADR	260,444

		1,768,615

Paper & Forest Products (0.6%):
12,377	MeadWestvaco Corp.	288,508

Pharmaceuticals (0.9%):
22,669	Pfizer, Inc.	418,016

Semiconductors & Semiconductor Equipment (0.4%):
3,433	Cypress Semiconductor Corp.*	17,920
12,299	NVIDIA Corp.*	131,722
1,229	Sigma Designs, Inc.*	17,477

		167,119

Software (0.8%):
16,873	Epiq Systems, Inc.*^	229,473
17,742	Radiant Systems, Inc.*	154,178

		383,651

Specialty Retail (1.1%):
19,192	Home Depot, Inc.	496,881

Textiles, Apparel & Luxury Goods (1.1%):
561	Deckers Outdoor Corp.*	58,389
156,000	Yue Yuen Industrial Holdings, Ltd.	425,944

		484,333

Thrifts & Mortgage Finance (1.8%):
22,182	New York Community Bancorp, Inc.	372,436
23,915	People’s United Financial, Inc.	460,363
22,058	Washington Mutual, Inc.^	1,809

		834,608

Tobacco (0.8%):
7,549	Universal Corp.	370,580

Wireless Telecommunication Services (1.6%):
14,538	China Unicom, Ltd., ADR^	219,815
19,816	NTT DoCoMo, Inc., ADR^	315,074
8,561	Vodafone Group plc, ADR	189,198

		724,087

Total Common Stocks (Cost $36,026,485)		28,124,297

Convertible Bonds (0.2%):
Diversified Financial Services (0.2%):
100,000	Prudential Financial, Inc., 1.15%, 12/15/37, Callable 6/16/09 @ 100(a)+	94,390

Total Convertible Bonds (Cost $96,777)		94,390

U.S. Government Agency Mortgages (17.8%):
Federal Home Loan Mortgage Corporation (1.2%)
350,000	5.25%, 1/12/09 +	352,088
100,000	5.00%, 2/16/17 +	101,341
100,000	4.88%, 6/13/18 +	101,352

		554,781

Federal National Mortgage Association (14.4%)
483,096	5.50%, 1/1/37 +	482,424
384,942	5.00%, 3/1/37 +	375,372
417,443	5.50%, 10/1/37 +	416,643
1,000,000	6.00%, 10/15/37 , Pool #53547 TBA	1,012,812
183,115	5.50%, 12/1/37 +	182,764
693,715	5.50%, 12/1/37 +	692,385
298,965	5.50%, 12/1/37 +	298,392
489,521	5.50%, 2/1/38 +	488,533
2,492,543	5.00%, 4/1/38 +	2,430,324
99,893	5.00%, 5/1/38 +	97,399

		6,477,048

Government National Mortgage Association (2.2%)
500,000	6.00%, 10/18/37 , Pool #19095 TBA	507,344
499,449	6.00%, 11/15/37 +	507,585

		1,014,929

Total U.S. Government Agency Mortgages (Cost $7,932,418)		8,046,758

U.S. Treasury Obligations (3.2%):
U.S. Treasury Bills (2.0%)
300,000	1.60%, 10/2/08 (b)+	299,999
600,000	1.53%, 10/16/08 (b)+	599,705

		899,704

U.S. Treasury Notes (1.2%)
200,000	3.38%, 7/31/13 +	203,641
100,000	3.50%, 2/15/18 +	98,062
200,000	3.88%, 5/15/18 +	201,312
20,000	8.13%, 8/15/21 +	27,516

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
		530,531

Total U.S. Treasury Obligations (Cost $1,430,266)		1,430,235

Yankee Dollars (0.2%):
Commercial Banks (0.2%):
$100,000	Deutsche Bank AG London+	$95,518

Total Yankee Dollars (Cost $100,057)		95,518

Commercial Paper (1.8%):
Commercial Banks (1.3%):
200,000	Bank of America Corp., 2.84%, 11/10/08+(b)	199,144
200,000	HSBC USA, Inc., 2.76%, 11/3/08+(b)	199,292
200,000	Santander Central Hispanic Financial, Inc., 2.76%, 10/7/08+(b)	199,856

		598,292

Diversified Financial Services (0.5%):
200,000	San Paolo IMI SpA, 2.79%, 10/9/08+(b)	199,812

Total Commercial Paper (Cost $798,668)		798,104

Corporate Bonds (3.7%):
Air Freight & Logistics (0.1%):
25,000	First Data Corp., 9.88%, 9/24/15+	19,625

Commercial Banks (1.6%):
25,000	Bank of America Corp., 5.75%, 12/1/17+	21,200
100,000	Bank of America Corp., 8.13%, 12/29/49+	79,187
100,000	Barclays Bank plc, 2.91%, 8/10/09+(a)	99,597
250,000	Barclays Bank plc, 6.05%, 12/4/17+(c)	232,517
100,000	Barclays Bank plc, 7.43%, 9/29/49+(a)	81,431
100,000	Citigroup Funding, Inc., 3.85%, 5/7/10+(a)	94,298
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	88,792
10,000	Wells Fargo Co., 5.25%, 10/23/12+	9,598

		706,620

Diversified Consumer Services (0.3%):
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	9,402
100,000	John Deere Capital Corp., 3.57%, 6/10/11+(a)	100,200
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18+	22,722

		132,324

Diversified Financial Services (0.9%):
100,000	Citigroup, Inc., 6.13%, 11/21/17+	84,748
100,000	Citigroup, Inc., 8.40%, 4/29/49+	68,066
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	82,496
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	83,151
100,000	Merrill Lynch & Co., 6.88%, 4/25/18+	88,475

		406,936

Diversified Telecommunication Services (0.2%):
100,000	AT&T, Inc., 5.50%, 2/1/18	89,052

Electronic Equipment & Instruments (0.2%):
100,000	General Electric Co., 5.25%, 12/6/17+	87,503

Health Care Providers & Services (0.2%):
100,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	93,879

Insurance (0.0%):
100,000	American International Group, 8.18%, 5/15/58(c)	16,020

Media (0.2%):
100,000	Rogers Communications, 6.75%, 3/15/15+	98,082

Total Corporate Bonds (Cost $1,930,020)		1,650,041

Mortgage Backed Securities (0.2%):
Asset Backed Security (0.2%):
100,000	Chase Issuance Trust, Series 2007-A14, Class A14, 2.72%, 9/15/11(a)	98,810

Total Mortgage Backed Securities (Cost $99,525)		98,810

Municipal Bonds (0.4%):
California (0.2%):
100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37, Callable 7/1/17 @ 100 +	91,694

Illinois (0.2%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	104,086

Total Municipal Bonds (Cost $203,433)		195,780

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Repurchase Agreements (15.1%):
$1,300,000	Merrill Lynch & Co., Inc., dated 9/29/08, 0.05%, due 10/1/08, proceeds $1,300,002; collateralized by Treasury Inflation Index Bonds, 2.00%, 1/15/06, valued at $1,417,209.	$1,300,000
3,900,000	Merrill Lynch & Co., Inc., dated 9/29/08, 0.25%, due 10/1/08, proceeds $3,500,027; collateralized by U.S. Government Agency Securities, maturing 12/17/38 and 12/11/12, with rates of 5.352% and 4.125% and values of $1,850,000 and $2,095,000.	3,900,000
700,000	Merrill Lynch & Co., Inc., dated 9/30/08, 0.15%, due 10/1/08, proceeds $700,003; collateralized by U.S. Strips, maturing 11/15/21, valued at $1,247,000.	700,000
900,000	Merrill Lynch & Co., Inc., dated 9/30/08, 0.50%, due 10/2/08, proceeds $900,013: collateralized by U.S. Government Agency Discount Note maturing 10/20/08, valued at $929,100.	900,000

Total Repurchase Agreements (Cost $6,800,000)		6,800,000

Deposit Account (4.3%):
1,942,857	NTRS London Deposit Account	1,942,857

Total Deposit Account (Cost $1,942,857)		1,942,857

Collateral For Securities On Loan (3.6%):
1,620,696	Northern Trust Liquid Institutional Asset Portfolio	1,620,696

Total Collateral For Securities On Loan (Cost $1,620,696)		1,620,696

Purchased Call Options (0.2%):
440	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09(d)	67,724
160	1-Year Interest Rate SWAP, Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09(d)	10,797

Total Purchased Call Options (Cost $57,409)		78,521

Total Investment Securities (Cost $59,038,611)(e)—113.0%		50,976,006

Net other assets (liabilities) — (13.0)%		(5,867,012)

NET ASSETS — 100.0%		$45,108,994

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $xx,xxx,xxx.

ADR	American Depository Receipt

LIBOR	Represents the London InterBank Offered Rate

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

STRIPS	Separately Traded Registered Interest and Principal Securities

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2008. The date presented represents the final maturity date.

(b)	The rate presented represents the effective yield at September 30, 2008.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2008, these securities represent 0.2% of the net assets of the Fund.

(e)	Cost for federal income tax purposes is $59,837,881. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$559,258
Unrealized depreciation	(9,421,133)

Net unrealized depreciation	$(8,861,875)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Currency Contracts:
As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 90,803 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$53,496	$47,169	$(6,327)
Receive 21,672 Brazilian Real in exchange for U.S. Dollars	6/2/2009	$11,392	$10,874	$(518)
Receive 19,826,000 Chilean Peso in exchange for U.S. Dollars	5/6/2009	$41,499	$35,280	$(6,219)
Receive 406,620 Chinese Renminbi in exchange for U.S. Dollars	11/13/2008	$60,000	$59,032	$(968)
Receive 370,720 Chinese Renminbi in exchange for U.S. Dollars	2/11/2009	$56,000	$53,609	$(2,391)
Receive 612,800 Chinese Renminbi in exchange for U.S. Dollars	7/15/2009	$95,000	$88,497	$(6,503)
Receive 32,000 European Euros in exchange for U.S. Dollars	10/3/2008	$45,155	$45,058	$(97)
Receive 5,000 British Sterling in exchange for U.S. Dollars	10/3/2008	$9,175	$8,890	$(285)
Receive 9,588 British Sterling in exchange for U.S. Dollars	10/2/2008	$17,240	$17,044	$(196)
Receive 182,843 Hong Kong Dollar in exchange for U.S. Dollars	10/2/2008	$23,525	$23,548	$23
Receive 357,345,000 Indonesian Rupiah in exchange for U.S. Dollars	10/29/2008	$37,536	$37,779	$243
Receive 15,850,000 Japanese Yen in exchange for U.S. Dollars	10/20/2008	$149,151	$149,587	$436
Receive 5,325,415 Japanese Yen in exchange for U.S. Dollars	10/3/2008	$51,019	$50,106	$(913)
Receive 2,472,000 Japanese Yen in exchange for U.S. Dollars	11/5/2008	$23,411	$23,388	$(23)
Receive 41,247 Mexican Nuevo Peso in exchange for U.S. Dollars	11/19/2008	$3,888	$3,748	$(140)
Receive 41,247 Mexican Nuevo Peso in exchange for U.S. Dollars	5/19/2009	$3,777	$3,666	$(111)
Receive 183,572 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	$56,644	$53,634	$(3,010)
Receive 1,400,000 Philippine Peso in exchange for U.S. Dollars	11/12/2008	$31,633	$29,804	$(1,829)
Receive 669,870 Philippine Peso in exchange for U.S. Dollars	2/6/2009	$14,620	$14,269	$(351)
Receive 7,841 Polish Zloty in exchange for U.S. Dollars	5/6/2009	$3,474	$3,230	$(244)
Receive 79,342 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$32,253	$29,115	$(3,138)
Receive 252,500 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$10,179	$9,778	$(401)
Receive 1,987,600 Russian Ruble in exchange for U.S. Dollars	5/6/2009	$81,573	$75,603	$(5,970)
Receive 126,406 Singapore Dollars in exchange for U.S. Dollars	10/6/2008	$92,086	$88,017	$(4,069)
Receive 126,157 Singapore Dollars in exchange for U.S. Dollars	12/10/2008	$88,484	$88,130	$(354)
Receive 349,236 South African Rand in exchange for U.S. Dollars	12/10/2008	$43,385	$41,565	$(1,820)

				$(45,175)

	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Delivered 90,803 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$51,750	$47,169	$4,581
Delivered 15,136,500 Chilean Peso in exchange for U.S. Dollars	12/10/2008	$30,000	$27,293	$2,707
Delivered 32,000 European Euros in exchange for U.S. Dollars	10/3/2008	$46,830	$45,057	$1,773
Delivered 28,000 European Euros in exchange for U.S. Dollars	10/16/2008	$39,382	$39,479	$(97)
Delivered 64,000 British Sterling in exchange for U.S. Dollars	11/3/2008	$116,269	$114,009	$2,260
Delivered 5,325,415 Japanese Yen in exchange for U.S. Dollars	10/3/2008	$50,250	$50,106	$144
Delivered 41,247 Mexican Nuevo Peso in exchange for U.S. Dollars	11/19/2008	$3,868	$3,748	$120
Delivered 170,470 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	$50,000	$49,806	$194
Delivered 79,342 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$29,336	$29,115	$221
Delivered 980,200 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$39,700	$37,959	$1,741
Delivered 126,407 Singapore Dollars in exchange for U.S. Dollars	10/6/2008	$88,341	$88,017	$324
Delivered 355,191 South African Rand in exchange for U.S. Dollars	12/10/2008	$42,177	$42,274	$(97)

				$13,871

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Futures Contracts
The following are open future contracts as of September 30, 2008:

				Unrealized
			Number of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
90-Day British Sterling Pound March Futures	Long	3/10	2	$1,597
90-Day British Sterling Pound September Futures	Long	9/09	1	248
90-Day British Sterling Pound December Futures	Long	12/08	2	(607)
90-Day British Sterling Pound December Futures	Long	12/09	5	9,807
Long Gilt December Futures	Short	12/08	(2)	(4,201)
Euro-Schatz 2 year December Futures	Short	12/08	(3)	(3,662)
90-Day Euribor December Futures	Long	12/08	3	(467)
90-Day Euribor December Futures	Long	12/09	1	(272)
Euro Bobl December Futures	Long	12/08	2	2,835
Euro Bond December Futures	Long	12/08	2	1,784
90-Day Eurodollar March Futures	Long	3/09	5	1,475
90-Day Eurodollar September Futures	Long	9/09	6	14,525
90-Day Eurodollar December Futures	Long	12/08	6	(2,825)
90-Day Eurodollar December Futures	Long	12/09	22	19,350
U.S. Treasury 5-Year Note December Futures	Short	12/08	(1)	(289)
Long Bond December Future	Short	12/08	(2)	2,843

Total Unrealized Appreciation/(Depreciation) on Futures				$42,141

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Interest Rate Swap agreements outstanding on September 30, 2008:
Interest Rate Swaps

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/12	$100,000	$(2,259)

Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/09	100,000	148

Deutsche Bank	6-Month EUR LIBOR	Pay	4.00%	6/17/10	2,300,000	9,671

UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	100,000	(1,522)

Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	300,000	(1,047)

Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	400,000	(8,307)

Deutsche Bank	3-Month USD LIBOR	Pay	4.00%	6/17/10	2,500,000	4,219

HSBC Bank USA	South African Johanesburg Interbank	Pay	9.99%	11/9/10	400,000	(523)

Citibank	South Africa Interbank	Pay	9.99%	11/9/10	100,000	(144)

Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/17	100,000	631

Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00%	12/17/13	200,000	(800)

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/38	100,000	(2,003)

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/13	400,000	(22)

Citibank	3-Month USD LIBOR	Pay	4.00%	12/17/13	200,000	(2,587)

Barclays Bank PLC	3-Month USD LIBOR	Pay	4.00%	12/17/13	200,000	(597)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	12/17/13	900,000	5,865

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/18	100,000	1,369

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/23	100,000	(1,669)

Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00%	3/18/14	100,000	1,735

Bank of America	3-Month USD LIBOR	Receive	5.00%	12/17/28	100,000	544

Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/28	100,000	(2,295)

Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Receive	4.00%	12/17/10	900,000	(6,231)

Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50%	3/18/14	300,000	4,270

Goldman Sachs Group	3-Month USD LIBOR	Pay	4.00%	12/17/13	100,000	1,091

Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50%	9/17/11	600,000	(6,629)
Deutsche Bank	6-Month GBP LIBOR	Pay	5.00%	3/18/11	100,000	1,631
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/18	1,282,000	33,594

Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	5.00%	3/18/14	100,000	2,026
Barclays Bank PLC	3-Month USD LIBOR	Pay	4.00%	6/17/10	4,300,000	9,609
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00%	6/17/10	1,400,000	(4,529)
Credit Suisse International	3-Month USD LIBOR	Receive	5.00%	12/17/28	200,000	(4,380)
Morgan Stanley Capital Services Inc.	6-Month EUR LIBOR	Pay	5.50%	12/17/10	100,000	2,460

Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.50%	6/15/10	300,000	(3,814)
Citibank	6-Month GBP LIBOR	Pay	5.00%	3/18/11	100,000	1,467
Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00%	6/15/37	100,000	(2,235)
Bank of America	3-Month USD LIBOR	Pay	4.00%	12/17/13	400,000	504
Deutsche Bank	6-Month EUR LIBOR	Pay	5.50%	9/15/10	300,000	6,098

Total						$35,340

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Swap agreements oustanding on September 30, 2008:
Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	Depreciation

Royal Bank of Scotland	Deutsche Bank	Sell	0.55%	12/20/08	$100,000	$(210)
Deutsche Bank	IG-9 Future	Sell	1.29%	12/20/12	100,000	1,631
Royal Bank of Scotland	HY-10 Future	Sell	5.00%	12/20/12	200,000	(5,780)
Barclays Bank	HY-10 Future	Sell	5.00%	6/20/13	400,000	(12,560)
Credit Suisse	HY-10 Future	Sell	5.00%	6/20/13	200,000	(6,360)
Merrill Lynch International	HY-9 Future	Sell	3.75%	12/20/12	693,000	(57,492)
Bank of America	HY-8 Future	Sell	2.75%	6/20/12	306,900	(26,457)

Barclays Bank	Gazprom	Sell	0.83%	6/20/17	80,000	(17,811)
Goldman Sachs	IG-9 Future	Sell	0.60%	12/20/12	400,000	(7,809)
Deutsch Bank	CDX IG10 Future	Sell	1.55%	6/20/13	2,100,000	(4,141)
Barclays Bank	CDX IG10 Future	Buy	(1.55%)	6/20/13	100,000	2,780
Deutsche Bank	CDX IG10 Future	Buy	(1.55%)	6/20/13	100,000	1,071
Goldman Sachs	CDX IG10 Future	Buy	(1.50%)	6/20/18	100,000	1,117
Deutsch Bank	CDX IG10 Future	Buy	(1.50%)	6/20/18	100,000	2,032
Barclays Bank	Gazprom	Sell	2.65%	6/20/13	1,100,000	(16,752)
Deutsch Bank	CDX EM9 Future	Sell	2.65%	6/20/13	800,000	(2,733)
UBS AG	CDX EM9 Future	Sell	2.65%	6/20/13	400,000	(2,681)

Total						$(152,155)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
Swap option holdings as of September 30, 2008:
Written Swap Options

		Pay/Receive
		Floating	Exercise	Expiration	Number of		Fair
Description	Counterparty	Index	Rate	Date	Contracts	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Rec—3-month USD-LIBOR	4.9%	7/7/09	(150)	$(42,300)	$(65,666)
Call — OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/09	(50)	(12,029)	(8,063)

Totals						$(54,329)	$(73,729)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)
At September 30, 2008, the Fund had the following Future options:

	Exercise	Expiration	Number of		Fair
	Price	Date	Contracts	Premium	Value
Call
U.S. Treasury 10-Year Note December Futures	117	11/21/08	(4)	$(2,553)	$(4,313)

Put
U.S. Treasury 10-Year Note December Futures	111	11/21/08	(4)	(2,678)	(2,813)

Options Total				$(5,231)	$(7,126)

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.1%):
6,170	Esterline Technologies Corp.*	$244,271
43,130	Gencorp, Inc.*	290,696

		534,967

Airlines (1.3%):
8,490	Copa Holdings SA, Class A	275,925
74,690	JetBlue Airways Corp.*	369,715

		645,640

Biotechnology (3.7%):
33,930	Alkermes, Inc.*	451,269
21,670	Cubist Pharmaceuticals, Inc.*	481,724
27,570	CV Therapeutics, Inc.*	297,756
15,730	Isis Pharmaceuticals, Inc.*	265,680
12,510	Martek Biosciences Corp.	393,064

		1,889,493

Chemicals (2.4%):
23,420	Calgon Carbon Corp.*	476,831
22,320	Ferro Corp.	448,632
19,200	Solutia, Inc.*	268,800

		1,194,263

Commercial Banks (2.9%):
13,080	MB Financial, Inc.	432,556
32,160	NewAlliance Bancshares, Inc.	483,365
9,280	SVB Financial Group*	537,497

		1,453,418

Commercial Services & Supplies (5.6%):
10,270	American Public Education*	495,836
10,760	athenahealth, Inc.*	357,985
8,836	CoStar Group, Inc.*	401,066
12,360	Herman Miller, Inc.	302,449
10,270	HMS Holdings Corp.*	246,069
25,530	Marchex, Inc., Class B	262,704
17,460	Tetra Tech, Inc.*	420,088
17,690	TNS, Inc.*	342,655

		2,828,852

Communications Equipment (3.9%):
47,480	Arris Group, Inc.*	367,020
12,150	Avocent Corp.*	248,589
11,180	Comtech Telecommunications Corp.*	550,503
37,610	Harmonic, Inc.*	317,805
20,780	Infinera Corp.*	198,657
12,320	Plantronics, Inc.	277,446

		1,960,020

Computers & Peripherals (0.6%):
12,900	Avid Technology, Inc.*	310,374

Construction & Engineering (1.0%):
18,278	Emcor Group, Inc.*	481,077

Containers & Packaging (0.8%):
9,990	Rock-Tenn Co., Class A	399,400

Diversified Financial Services (1.6%):
23,220	Nelnet, Inc., Class A	329,724
9,900	Portfolio Recovery Associates, Inc.*^	481,437

		811,161

Diversified Telecommunication Services (2.9%):
24,000	FairPoint Communications, Inc.	208,080
25,970	MasTec, Inc.*	345,141
17,360	Neutral Tandem, Inc.*	321,854
42,490	Premiere Global Services, Inc.*	597,410

		1,472,485

Electrical Equipment (2.4%):
15,040	EnerSys*	296,438
15,410	II-VI, Inc.*	595,751
7,890	Powell Industries, Inc.*	321,991

		1,214,180

Electronic Equipment & Instruments (3.8%):
10,880	Coherent, Inc.*	386,784
11,710	DTS, Inc.*	325,889
5,770	Itron, Inc.*	510,818
11,260	OSI Systems, Inc.*	264,723
5,290	Park Electrochemical Corp.	128,230
8,050	Rogers Corp.*	297,689

		1,914,133

Energy Equipment & Services (2.4%):
10,760	CARBO Ceramics, Inc.	555,323
7,720	PHI, Inc.*	285,100
14,770	Willbros Group, Inc.*	391,405

		1,231,828

Food & Staples Retailing (1.5%):
8,750	Nash Finch Co.	377,300
17,370	Pantry, Inc. (The)*	368,070

		745,370

Health Care Equipment & Supplies (5.3%):
14,670	American Medical Systems Holdings, Inc.*	260,539
8,420	Datascope Corp.	434,725
11,280	Integra LifeSciences Holdings*	496,658
5,110	NuVasive, Inc.*	252,076
15,330	Thoratec Corp.*	402,413
14,490	Wright Medical Group, Inc.*	441,076
12,820	Zoll Medical Corp.*^	419,470

		2,706,957

Health Care Providers & Services (5.1%):
23,270	Albany Molecular Research, Inc.*	420,954
6,750	Landauer, Inc.	491,063
13,090	LHC Group, Inc.*	372,803
19,780	PSS World Medical, Inc.*	385,710
11,080	Psychiatric Solutions, Inc.*	420,486
34,640	Sun Healthcare Group, Inc.*	507,822

		2,598,838

Health Care Technology (1.0%):
24,050	Phase Forward, Inc.*	502,886

Hotels, Restaurants & Leisure (1.3%):
7,711	Panera Bread Co., Class A*	392,490
8,960	WMS Industries, Inc.*	273,907

		666,397

Industrial Conglomerates (1.2%):
8,060	Raven Industries, Inc.	317,161
15,780	Tredegar, Inc.	280,726

		597,887

Insurance (0.7%):
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
9,280	Harleysville Group, Inc.	$350,784

Internet & Catalog Retail (0.6%):
15,940	Overstock.com, Inc.*	315,771

Internet Software & Services (2.9%):
13,430	comScore, Inc.*	236,771
7,550	Digital River, Inc.*	244,620
14,320	J2 Global Communications, Inc.*	334,372
38,860	NIC, Inc.	268,134
6,770	Sohu.com, Inc.*	377,427

		1,461,324

IT Services (1.8%):
34,530	Ness Technologies, Inc.*	396,059
24,030	Sykes Enterprises, Inc.*	527,699

		923,758

Life Sciences Tools & Services (2.2%):
27,690	Bruker Corp.*	369,108
6,820	Kendle International, Inc.*	304,922
15,730	PAREXEL International Corp.*	450,822

		1,124,852

Machinery (5.2%):
25,950	Altra Holdings, Inc.*	383,022
8,040	CIRCOR International, Inc.	349,177
16,880	Enpro Industries, Inc.*	627,261
9,700	Gorman-Rupp Co. (The)^	365,884
33,470	Mueller Water Products, Inc., Class A	300,560
7,820	Robbins & Myers, Inc.	241,873
16,962	Titan International, Inc.	361,630

		2,629,407

Metals & Mining (0.6%):
18,670	Worthington Industries, Inc.	278,930

Multiline Retail (0.9%):
30,990	Fred’s, Inc.	440,678

Oil, Gas & Consumable Fuels (4.8%):
7,530	Carrizo Oil & Gas, Inc.*	273,113
13,350	Genesis Energy LP	190,772
28,020	Gulfport Energy Corp.*	281,601
26,830	Rosetta Resources, Inc.*	492,599
4,134	Stone Energy Corp.*	174,992
10,380	Swift Energy Co.*	401,602
30,060	Warren Resources, Inc.*	299,999
32,630	Western Refining, Inc.^	329,889

		2,444,567

Paper & Forest Products (0.7%):
25,390	Glatfelter	343,781

Pharmaceuticals (5.1%):
13,520	Alexion Pharmaceuticals, Inc.*	531,336
8,020	Auxilium Pharmaceuticals, Inc.*^	259,848
12,333	Eurand N.V.*^	223,967
13,820	OSI Pharmaceuticals, Inc.*	681,188
60,260	Questcor Pharmaceuticals, Inc.*	442,911
4,120	United Therapeutics Corp.*	433,300

		2,572,550

Residential REIT (0.8%):
7,960	Equity Lifestyle Properties, Inc.	422,119

Road & Rail (1.1%):
14,750	Genesee & Wyoming, Inc., Class A*	553,420
1,290	Marten Transport Ltd.*	25,168

		578,588

Semiconductors & Semiconductor Equipment (5.3%):
4,640	Canadian Solar, Inc.*	90,619
14,090	Fairchild Semiconductor International, Inc.*	125,260
47,260	Micrel, Inc.	428,648
23,000	Microsemi Corp.*	586,040
9,390	Netlogic Microsystems, Inc.*^	283,954
23,430	Semtech Corp.*	327,083
70,930	Silicon Image, Inc.*	378,766
58,140	Skyworks Solutions, Inc.*	486,050

		2,706,420

Software (2.1%):
9,320	Quality Systems, Inc.	393,863
37,760	SkillSoft plc, ADR*	394,970
9,890	Solera Holdings, Inc.*	284,041

		1,072,874

Specialty Retail (6.1%):
12,360	Aeropostale, Inc.*	396,880
9,570	Children’s Place Retail Stores, Inc.*	319,159
50,940	Coldwater Creek, Inc.*	294,943
36,630	Dress Barn, Inc.*	560,073
43,480	Finish Line, Class A	434,365
20,460	Hibbett Sports, Inc.*	409,609
15,300	Jo-Ann Stores, Inc.*	320,994
41,290	Sally Beauty Holdings, Inc.*^	355,094

		3,091,117

Textiles, Apparel & Luxury Goods (3.2%):
46,720	American Apparel, Inc.*	383,104
3,690	Deckers Outdoor Corp.*	384,055
3,900	Hanesbrands, Inc*	84,825
9,990	Steven Madden, Ltd.*	247,552
11,810	Warnaco Group, Inc. (The)*	534,875

		1,634,411

Thrifts & Mortgage Finance (2.6%):
21,210	Dime Community Bancshares	322,816
17,520	Investors Bancorp, Inc.*	263,676
11,190	Northwest Bancorp, Inc.	308,173
30,810	Provident New York Bancorp	407,308

		1,301,973

Trading Companies & Distributors (0.6%):
9,900	Kaman Corp., Class A	281,952

Wireless Telecommunication Services (0.6%):
12,030	NTELOS Holdings Corp.	323,488

Total Common Stocks(Cost $50,996,161)		50,458,970

Deposit Account (2.0%):
1,017,030	TNT Offshore Deposit Account	1,017,030

Total Deposit Account (Cost $1,017,030)		1,017,030

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Collateral For Securities On Loan (3.4%):
1,724,628	Northern Trust Liquid Institutional Asset Portfolio	$1,724,628

Total Collateral For Securities On Loan (Cost $1,724,628)		1,724,628

Total Investment Securities (Cost $53,737,819)(a)—105.1%		53,200,628

Net other assets (liabilities) — (5.1)%		(2,569,338)

NET ASSETS — 100.0%		$50,631,290

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

LP	Limited Partnership

PLC	Public Liability Co.

(a)	Cost for federal income tax purposes is $53,956,760. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,155,901
Unrealized depreciation	(3,912,033)

Net unrealized depreciation	$(756,132)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	98.5%
Ireland	0.8%
Panama	0.5%
Canada	0.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.8%):
Airline (1.1%):
378,900	Southwest Airlines Co.	$5,497,839

Beverages (2.3%):
149,400	Coca-Cola Co.	7,900,272
147,936	Dr. Pepper Snapple Group, Inc.*	3,917,345

		11,817,617

Capital Markets (0.8%):
13,700	Goldman Sachs Group, Inc.	1,753,600
101,248	Merrill Lynch & Co., Inc.	2,561,574

		4,315,174

Chemicals (1.7%):
223,132	E.I. du Pont de Nemours & Co.	8,992,220

Commercial Banks (5.8%):
349,900	Bank of New York Mellon Corp.	11,399,742
27,400	Barclays plc, ADR^	676,780
76,600	PNC Financial Services Group, Inc.	5,722,020
107,300	U.S. Bancorp	3,864,946
220,400	Wells Fargo & Co.	8,271,612

		29,935,100

Communications Equipment (0.6%):
397,300	Alcatel-Lucent, ADR*	1,525,632
167,208	Telefonaktiebolaget LM Ericsson, ADR^	1,576,771

		3,102,403

Computers & Peripherals (3.6%):
307,931	Dell, Inc.*	5,074,703
95,000	Hewlett-Packard Co.	4,392,800
79,900	International Business Machines Corp.	9,345,104

		18,812,607

Diversified Financial Services (9.8%):
609,800	Bank of America Corp.	21,343,000
736,500	Citigroup, Inc.	15,105,615
313,698	JP Morgan Chase & Co.	14,649,697

		51,098,312

Diversified Telecommunication Services (5.3%):
354,700	AT&T, Inc.	9,903,224
546,500	Verizon Communications, Inc.	17,537,185

		27,440,409

Electronic Equipment & Instruments (0.2%):
26,240	Cognex Corp.	528,998
68,875	Flextronics International, Ltd.*	487,635
34,310	KEMET Corp.*^	48,034

		1,064,667

Food & Staples Retailing (1.1%):
164,100	CVS Caremark Corp.	5,523,606

Food Products (8.0%):
262,948	Cadbury plc, ADR	10,765,091
475,045	Kraft Foods, Inc.	15,557,724
209,700	Sara Lee Corp.	2,648,511
452,000	Unilever NV, New York Shares	12,728,320

		41,699,646

Health Care Equipment & Supplies (0.9%):
401,400	Boston Scientific Corp.*	4,925,178

Health Care Providers & Services (2.7%):
205,414	Cardinal Health, Inc.	10,122,802
75,400	UnitedHealth Group, Inc.	1,914,406
45,800	WellPoint, Inc.*	2,142,066

		14,179,274

Household Products (2.2%):
120,600	Kimberly-Clark Corp.	7,819,704
53,500	Procter & Gamble Co.	3,728,415

		11,548,119

Industrial Conglomerate (1.2%):
244,564	General Electric Co.	6,236,382

Insurance (9.5%):
37,700	AFLAC, Inc.	2,214,875
1,110	Berkshire Hathaway, Inc., Class B*	4,878,450
353,160	Chubb Corp. (The)	19,388,484
108,900	Genworth Financial, Inc.	937,629
129,200	Hartford Financial Services Group, Inc.	5,295,908
113,400	MetLife, Inc.	6,350,400
70,650	Torchmark Corp.	4,224,870
141,300	Travelers Cos., Inc. (The)	6,386,760

		49,677,376

Internet & Catalog Retail (0.9%):
378,450	Liberty Media Corp. — Interactive, Series A*	4,885,790

Internet Software & Services (1.8%):
426,200	eBay, Inc.*	9,538,356
IT Services (0.8%):
61,400	Computer Sciences Corp.*	2,463,982
63,829	Western Union Co.	1,574,661

		4,038,643

Media (12.0%):
1,053,600	Comcast Corp., Class A	20,682,168
244,780	Liberty Media Corp. — Entertainment, Series A*	6,112,157
429,800	News Corp., Class B	5,222,070
1,150,600	Time Warner, Inc.	15,084,366
612,600	Viacom, Inc., Class B*	15,216,984

		62,317,745

Metals & Mining (0.3%):
61,400	Alcoa, Inc.	1,386,412

Multiline Retail (4.7%):
103,300	J.C. Penney Co., Inc.	3,444,022
193,400	Macy’s, Inc.	3,477,332
294,000	Wal-Mart Stores, Inc.	17,607,660

		24,529,014

Paper & Forest Products (4.4%):
868,393	International Paper Co.	22,734,529

Pharmaceuticals (10.5%):
68,500	Abbott Laboratories	3,944,230
738,200	Bristol-Myers Squibb Co.	15,391,470
115,700	Eli Lilly & Co.	5,094,271
68,600	GlaxoSmithKline plc, ADR^	2,981,356
492,421	Pfizer, Inc.	9,080,243
23,300	Roche Holding AG, ADR	1,813,087
534,600	Schering Plough Corp.	9,874,062
170,900	Wyeth	6,313,046
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
		$54,491,765

Semiconductors & Semiconductor Equipment (1.1%):
184,100	Intel Corp.	3,448,193
76,100	KLA-Tencor Corp.	2,408,565

		5,856,758

Software (0.6%):
112,655	Microsoft Corp.	3,006,762

Specialty Retail (1.5%):
140,541	Home Depot, Inc.	3,638,606
167,900	Lowe’s Cos., Inc.	3,977,551

		7,616,157

Tobacco (1.4%):
164,700	Altria Group, Inc.	3,267,648
87,400	Philip Morris International, Inc.	4,203,940

		7,471,588

Total Common Stocks (Cost $567,933,759)		503,739,448

Deposit Account (2.0%):
10,194,161	TNT Offshore Deposit Account	10,194,161

Total Deposit Account (Cost $10,194,161)		10,194,161

Collateral For Securities On Loan (1.0%):
5,038,030	Allianz Dresdner Daily Asset Fund#	5,038,030

Total Collateral For Securities On Loan (Cost $5,038,030)		5,038,030

Total Investment Securities (Cost $583,165,950)(a)—99.8%		518,971,639

Net other assets (liabilities) — 0.2%		1,131,611

NET ASSETS — 100.0%		$520,103,250

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

#	Investment in affiliate.

ADR	American Depository Receipt

PLC	Public Liability Co.

(a)	Cost for federal income tax purposes is $585,164,454. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,094,060
Unrealized depreciation	(96,286,875)

Net unrealized depreciation	$(66,192,815)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	93.6%
United Kingdom	2.8%
Netherlands	2.5%
Switzerland	0.4%
Sweden	0.3%
France	0.3%
Singapore	0.1%
100.0%
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (59.6%):
Aerospace & Defense (1.1%):
38,980	Raytheon Co.	$2,085,820

Airlines (0.3%):
28,670	Continental Airlines, Inc., Class B*	478,216
15,200	UAL Corp.	133,608

		611,824

Automobiles (0.3%):
16,122	Harley-Davidson, Inc.	601,351

Beverages (0.9%):
32,720	Coca-Cola Co.	1,730,233

Capital Markets (1.5%):
67,866	Charles Schwab Corp.	1,764,516
4,100	Goldman Sachs Group, Inc.	524,800
20,567	Merrill Lynch & Co., Inc.	520,345

		2,809,661

Chemicals (2.2%):
46,400	Bayer AG, ADR	3,383,929
14,920	E.I. du Pont de Nemours & Co.	601,276

		3,985,205

Commercial Banks (3.0%):
40,556	KeyCorp	484,239
29,863	Mitsubishi UFJ Financial Group, Inc., ADR	261,002
54,336	Mizuho Financial Group, Inc., ADR	473,810
34,276	PNC Financial Services Group, Inc.	2,560,417
70	Sumitomo Mitsui Financial Group, Inc.^	438,603
29,195	SunTrust Banks, Inc.	1,313,483

		5,531,554

Communications Equipment (1.1%):
210,480	Alcatel-Lucent, ADR*	808,243
54,250	Cisco Systems, Inc.*	1,223,880

		2,032,123

Computers & Peripherals (1.2%):
19,090	EMC Corp.*	228,317
39,676	Hewlett-Packard Co.	1,834,618
120,000	NetApp, Inc.	102,300

		2,165,235

Diversified Financial Services (6.5%):
56,901	Bank of America Corp.	1,991,535
3,305	Capital One Financial Corp.	168,555
128,911	Citigroup, Inc.	2,643,965
147,328	JP Morgan Chase & Co.	6,880,217
250	Wachovia Corp., Series L	96,250

		11,780,522

Diversified Telecommunication Services (1.1%):
64,266	Verizon Communications, Inc.	2,062,296

Electric Utilities (3.0%):
69,640	American Electric Power Co., Inc.	2,582,251
11,671	Entergy Corp.	1,038,836
28,470	FirstEnergy Corp.	1,907,205

		5,528,292

Energy Equipment & Services (0.4%):
8,500	Schlumberger, Ltd.	663,765

Food Products (3.8%):
48,362	Cadbury plc, ADR	1,979,940
54,291	Kraft Foods, Inc.	1,778,030
112,660	Unilever NV, New York Shares	3,172,506

		6,930,476

Health Care Equipment & Supplies (1.4%):
86,320	Boston Scientific Corp.*	1,059,146
27,830	Covidian, Ltd.	1,496,141
2	Edwards Lifesciences Corp.*	116

		2,555,403

Health Care Providers & Services (0.5%):
17,100	Cardinal Health, Inc.	842,688

Hotels, Restaurants & Leisure (0.4%):
49,510	Starbucks Corp.*	736,214

Household Durables (0.3%):
18,270	Sony Corp., SP ADR	563,995

Household Products (0.9%):
10,390	Kimberly-Clark Corp.	673,688
14,550	Procter & Gamble Co.	1,013,989

		1,687,677

Industrial Conglomerates (1.4%):
59,090	General Electric Co.	1,506,795
10,900	Siemens AG, ADR	1,023,401

		2,530,196

Insurance (5.2%):
21,330	AEGON NV	187,277
38,642	Chubb Corp. (The)	2,121,446
14,369	Hartford Financial Services Group, Inc.	588,985
139,735	Marsh & McLennan Cos., Inc.	4,437,984
45,399	Travelers Cos., Inc. (The)	2,052,035

		9,387,727

Internet Software & Services (0.9%):
75,500	eBay, Inc.*	1,689,690

Media (4.0%):
95,263	Comcast Corp., Class A	1,870,013
241,615	Time Warner, Inc.	3,167,573
87,228	Viacom, Inc., Class B*	2,166,743

		7,204,329

Metals & Mining (0.5%):
21,510	Newmont Mining Corp.	833,728

Multiline Retail (2.2%):
46,720	Macy’s, Inc.	840,026
53,840	Wal-Mart Stores, Inc.	3,224,477

		4,064,503

Oil, Gas & Consumable Fuels (4.7%):
16,080	BP plc, ADR	806,734
10,270	ConocoPhillips	752,277
9,220	Devon Energy Corp.	840,864
20,540	Exxon Mobil Corp.	1,595,136
30,310	Occidental Petroleum Corp.	2,135,339
39,180	Royal Dutch Shell plc, ADR	2,312,012
65,000	TransCanada Pipelines, Ltd.	63,042

		8,505,404

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Personal Products (0.6%):
21,060	Estee Lauder Co., Inc. (The), Class A	$1,051,105

Pharmaceuticals (6.9%):
50,940	Abbott Laboratories	2,933,125
99,400	Bristol-Myers Squibb Co.	2,072,490
31,620	Novartis AG, ADR	1,670,801
22,650	Roche Holding AG, ADR	1,762,508
156,126	Schering Plough Corp.	2,883,647
33,550	Wyeth	1,239,337

		12,561,908

Semiconductors & Semiconductor Equipment (0.6%):
54,481	Intel Corp.	1,020,429

Software (0.4%):
19,330	Oracle Corp.*	392,592
19,019	Symantec Corp.*	372,392

		764,984

Specialty Retail (1.3%):
61,780	Home Depot, Inc.	1,599,484
20,680	Tyco International, Ltd.	724,214

		2,323,698

Tobacco (1.0%):
33,860	Altria Group, Inc.	671,782
23,240	Philip Morris International, Inc.	1,117,844

		1,789,626

Total Common Stocks (Cost $110,988,797)		108,631,661

Convertible Bonds (8.0%):
Airlines (0.2%):
325,000	AMR Corp., 4.50%, 2/15/24	292,500
400,000	UAL Corp., 4.50%, 6/30/21	165,080

		457,580

Automobiles (0.1%):
251,000	Ford Motor Co., 4.25%, 12/15/36	165,346

Commercial Services & Supplies (0.4%):
507,000	SanDisk Corp., 1.00%, 5/15/13	402,431
512,000	Xilinx, Inc., 3.13%, 3/15/37	424,960

		827,391

Containers & Packaging (0.3%):
500,000	Sealed Air Corp., 3.00%, 6/30/33	468,125

Diversified Telecommunication Services (1.1%):
800,000	L-3 Communication Corp., 3.00%, 8/1/35	873,000
525,000	Level 3 Communications, Inc., 6.00%, 3/15/10	459,375
400,000	Level 3 Communications, Inc., 2.88%, 7/15/10	314,500
457,000	Lucent Technologies Corp., 2.75%, 6/15/25	317,044

		1,963,919

Electric Utilities (0.1%):
38,000	PG&E Corp., 9.50%, 6/30/10	99,798

Electronic Equipment & Instruments (0.6%):
520,000	JDS Uniphase, 0.00%, 11/15/10(a)	503,750
400,000	JDS Uniphase, 1.00%, 5/15/26	264,500
460,000	Linear Technology Corp., 3.00%, 5/1/27	391,000

		1,159,250

Health Care Equipment & Supplies (1.4%):
300,000	Advanced Medical Optics, Inc., 2.50%, 7/15/24	266,625
600,000	Advanced Medical Optics, Inc., 3.25%, 8/1/26	391,500
284,000	Allergan, Inc., 1.50%, 4/1/26	293,940
525,000	Invitrogen Corp., 1.50%, 2/15/24	473,156
171,000	Invitrogen Corp., 3.25%, 6/15/25	164,160
513,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	419,378
537,000	Medtronic, Inc., 1.50%, 4/15/11	534,315
36,000	Medtronic, Inc., 1.25%, 9/15/21	36,045

		2,579,119

Health Care Providers & Services (0.1%):
100,000	Health Management Associates, Inc., 3.75%, 5/1/28	70,750
157,000	St. Jude Medical, 1.22%, 12/15/08	155,822

		226,572

Hotels, Restaurants & Leisure (0.7%):
500,000	Eastman Kodak Co., 3.38%, 10/15/33	466,875
611,000	International Game Technology Co., 2.60%, 12/15/36	571,285
239,000	Live Nation, Inc., 2.88%, 7/15/27	196,279

		1,234,439

IT Services (0.7%):
650,000	3M Co., 2.40%, 11/21/32	525,687
800,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	582,000
240,000	Cadence Design Systems, Inc., 1.50%, 12/15/13^	154,500

		1,262,187

Machinery (0.1%):
200,000	Allied Waste Technologies, 4.25%, 4/15/34	187,500

Media (0.4%):
468,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23	456,885
287,000	Liberty Media Corp., 3.13%, 3/30/23	261,529

		718,414

Pharmaceuticals (1.8%):
1,249,000	Amgen, Inc., 0.38%, 2/1/13	1,124,100
451,000	Amgen, Inc., 0.38%, 2/1/13	405,900
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Pharmaceuticals, continued
$700,000	Mylan, Inc., 1.25%, 3/15/12^	$538,125
673,000	Omnicare, Inc., 3.25%, 12/15/35	440,815
276,000	Rite Aid Corp., 8.50%, 5/15/15	165,945
700,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	652,750

		3,327,635

Total Convertible Bonds (Cost $16,693,326)		14,677,275

Corporate Bonds (6.6%):
Air Freight & Logistics (0.0%):
40,000	FedEx Corp., 5.50%, 8/15/09	39,840

Automobiles (0.0%):
60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	60,286

Beverages (0.0%):
40,000	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	38,610

Biotechnology (0.1%):
85,000	Biogen Idec, Inc., 6.88%, 3/1/18	83,810
20,000	Monsanto Co., 5.13%, 4/15/18	19,022

		102,832

Capital Markets (0.1%):
10,000	Brookfield Asset Management, Inc., 8.13%, 12/15/08^	10,046
115,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	115,090
45,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	39,567

		164,703

Chemicals (0.1%):
50,000	E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	48,806
60,000	ICI Wilmington, Inc., 4.38%, 12/1/08	59,892

		108,698

Commercial Banks (0.4%):
320,000	Bank of America Corp., 5.75%, 12/1/17	271,356
60,000	Chase Manhattan Corp., 7.00%, 11/15/09	60,012
70,000	Citigroup, Inc., 6.13%, 5/15/18	57,960
95,000	Citigroup, Inc., 5.88%, 5/29/37	65,868
105,000	HBOS plc, 6.75%, 5/21/18	88,040
180,000	Wells Fargo & Co., 5.63%, 12/11/17	165,428

		708,664

Commercial Services & Supplies (0.0%):
70,000	Archer Daniels Midland Co., 5.45%, 3/15/18	64,728

Computers & Peripherals (0.1%):
55,000	Dell, Inc., 5.65%, 4/15/18	50,505
35,000	Hewlett-Packard Co., 5.50%, 3/1/18	32,844

		83,349

Diversified Consumer Services (1.2%):
215,000	AIG Sun America Global Finance, 6.30%, 5/10/11	174,222
120,000	American Express Credit Co., Series C, 7.30%, 8/20/13, MTN	115,743
85,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	79,381
60,000	CIT Group, Inc., 5.00%, 11/24/08^	58,124
200,000	Farmers Exchange Capital, 7.05%, 7/15/28	159,641
110,000	FBG Finance, Ltd., 5.13%, 6/15/15	103,156
10,000	FedEx Corp., 7.25%, 2/15/11	10,356
95,000	General Electric Capital Corp., 5.88%, 2/15/12	92,087
80,000	General Electric Capital Corp., 4.75%, 9/15/14	73,235
125,000	General Electric Capital Corp., 5.63%, 9/15/17	107,281
50,000	Household Finance Corp., 4.13%, 11/16/09	48,343
60,000	Household Finance Corp., 8.00%, 7/15/10	61,227
165,000	Household Finance Corp., 6.38%, 10/15/11	163,267
65,000	HSBC Finance Corp., 6.75%, 5/15/11	65,336
135,000	Nationwide Building Society, 4.25%, 2/1/10	132,733
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	47,467
75,000	Popular North America, Inc., 5.65%, 4/15/09	74,099
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	29,386
110,000	Telecom Italia Capital, 4.00%, 1/15/10	106,809
25,000	Telecom Italia Capital, 4.88%, 10/1/10	24,304
125,000	Telefonica Europe BV, 8.25%, 9/15/30	125,648
95,000	Textron Financial Corp., 5.13%, 2/3/11	95,137
285,000	Wachovia Capital Trust III, 5.80%, 3/15/42	119,700
40,000	Walgreen Co., 4.88%, 8/1/13	39,988
115,000	Xlliac Global Funding, 4.80%, 8/10/10	110,535

		2,217,205

Diversified Financial Services (1.1%):
60,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	56,174
90,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	86,614
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$30,000	Caterpillar Financial Services Corp., Series F, 4.90%, 8/15/13, MTN	$28,406
135,000	Citigroup, Inc., 6.13%, 11/21/17	114,409
35,000	Credit Suisse (USA), Inc., 5.13%, 8/15/15	31,183
180,000	Credit Suisse Group, 6.00%, 2/15/18	156,816
55,000	Deutsche Telekom International Finance, 8.25%, 6/15/30	53,188
45,000	Devon Financing Corp., 7.88%, 9/30/31	45,696
155,000	E ON International Finance BV, 5.80%, 4/30/18	148,143
255,000	General Electric Capital Corp., 5.63%, 5/1/18	215,545
170,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	141,357
185,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	123,504
65,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18	60,862
65,000	John Deere Capital Corp., 5.75%, 9/10/18, MTN	60,452
210,000	JPMorgan Chase & Co., 4.75%, 5/1/13	195,434
60,000	Lehman Brothers Holdings, 0.00%, 1/3/17(b)	75
70,000	Lehman Brothers Holdings, 0.00%, 7/19/17(b)	88
195,000	Lehman Brothers Holdings, 0.00%, 7/17/37(b)	244
250,000	Merrill Lynch & Co., 6.88%, 4/25/18	221,188
55,000	NiSource Finance Corp., 6.80%, 1/15/19	49,959
100,000	NYSE Euronext, 4.80%, 6/28/13	95,202
85,000	Rio Tinto Finance (USA) Ltd., 6.50%, 7/15/18	80,377
50,000	Wachovia Corp., 5.50%, 5/1/13, MTN	41,366

		2,006,282

Diversified Telecommunication Services (0.4%):
65,000	AT&T Corp. Pp, 8.00%, 11/15/31	65,828
180,000	AT&T, Inc., 6.30%, 1/15/38	149,076
125,000	France Telecom SA, 8.50%, 3/1/31	135,612
55,000	SBC Communications, Inc., 6.15%, 9/15/34	45,868
35,000	Telecom Italia Capital, 7.00%, 6/4/18	31,418
180,000	Verizon Communications, Inc., 5.50%, 2/15/18	159,113
40,000	Vodafone Group PLC, 5.63%, 2/27/17	35,556

		622,471

Electric Utilities (0.4%):
15,000	Appalachian Power Co., 5.65%, 8/15/12	14,681
105,000	Arizona Public Service Co., 5.80%, 6/30/14	97,126
80,000	Carolina Power & Light Co., 5.13%, 9/15/13	79,890
65,000	Consumers Energy Co., 4.80%, 2/17/09	64,985
10,000	Consumers Energy Corp., 4.00%, 5/15/10	9,803
70,000	Detroit Edison Co., 6.13%, 10/1/10	71,792
55,000	Ohio Edison, 6.40%, 7/15/16	52,327
115,000	Ohio Power Co., 6.00%, 6/1/16	109,728
45,000	PECO Energy Co., 5.35%, 3/1/18	40,880
45,000	PPL Energy Supply LLC, 6.30%, 7/15/13	43,775
40,000	Public Service Co. of Colorado, 6.50%, 8/1/38	37,992
50,000	Union Electric Co., 6.70%, 2/1/19	48,282

		671,261

Electronic Equipment & Instruments (0.2%):
190,000	General Electric Co., 5.25%, 12/6/17	166,256
50,000	LG Electronics, Inc., 5.00%, 6/17/10	49,407
105,000	Philips Electronics NV, 5.75%, 3/11/18	100,825

		316,488

Energy Equipment & Services (0.0%):
55,000	Weatherford International, Ltd., 6.00%, 3/15/18	49,380

Food & Staples Retailing (0.2%):
30,000	ConAgra Foods, Inc., 7.00%, 10/1/28	28,969
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	65,697
20,000	Delhaize America, Inc., 9.00%, 4/15/31	20,995
50,000	General Mills, Inc., 5.25%, 8/15/13	49,615
110,000	Kraft Foods, Inc., 6.13%, 8/23/18	102,712
40,000	Kroger Co., 5.00%, 4/15/13^	38,188
10,000	Kroger Co., 6.40%, 8/15/17	9,588
95,000	Yum! Brands, Inc., 8.88%, 4/15/11	102,360

		418,124

Gas Utilities (0.1%):
35,000	Consolidated Natural Gas, 6.25%, 11/1/11	35,312
25,000	Equitable Resources, Inc., 6.50%, 4/1/18	23,852
55,000	Texas East Transmission, 7.00%, 7/15/32	53,444

		112,608

Health Care Equipment & Supplies (0.1%):
50,000	Baxter International, Inc., 4.63%, 3/15/15	47,931
65,000	Baxter International, Inc., 5.38%, 6/1/18	62,139
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$80,000	Covidien, Ltd., 6.00%, 10/15/17	$75,454
43,000	Wright Medical Group, Inc., 2.63%, 12/1/14	45,204

		230,728

Health Care Providers & Services (0.0%):
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	54,277

Hotels, Restaurants & Leisure (0.0%):
65,000	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18^	58,110

Industrial Conglomerates (0.1%):
70,000	Honeywell International, Inc., 5.30%, 3/1/18	65,887
60,000	Parker Hannifin Corp., Series A, 5.50%, 5/15/18, MTN	59,853

		125,740

Insurance (0.4%):
60,000	ACE INA Holdings, Inc., 5.60%, 5/15/15	56,776
170,000	Berkshire Hathaway, Inc., 5.40%, 5/15/18	164,681
20,000	Chubb Corp. (The), 5.75%, 5/15/18	18,534
494,000	Conseco, Inc., 3.50%, 9/30/35	351,975
65,000	MetLife, Inc., Series A, 6.82%, 8/15/18	61,503
55,000	Travelers Cos., Inc. (The), 5.80%, 5/15/18	50,409
35,000	WellPoint, Inc., 4.25%, 12/15/09	34,311

		738,189

Machinery (0.0%):
70,000	Cooper Industries, Inc., 5.25%, 11/15/12	70,821

Media (0.3%):
205,000	Comcast Corp., 5.70%, 5/15/18	178,934
65,000	Cox Communications, Inc., 6.25%, 6/1/18	60,405
75,000	Time Warner Cable, Inc., 6.75%, 7/1/18	70,045
115,000	Time Warner, Inc., 5.88%, 11/15/16	101,071
115,000	Viacom, Inc., 6.88%, 4/30/36	92,193
105,000	Vivendi, 6.63%, 4/4/18	101,070

		603,718

Metals & Mining (0.0%):
80,000	Arcelormittal, 6.13%, 6/1/18	70,889

Multiline Retail (0.2%):
20,000	CVS Caremark Corp., 5.75%, 6/1/17	18,690
25,000	CVS Corp., 5.75%, 8/15/11	25,369
100,786	CVS Lease Pass Through, 6.04%, 12/10/28	90,460
80,000	Home Depot, Inc., 5.40%, 3/1/16	68,025
115,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	112,873

		315,417

Office Electronics (0.0%):
60,000	Xerox Corp., 6.35%, 5/15/18	54,846

Oil, Gas & Consumable Fuels (0.4%):
25,000	Centerpoint Energy Resource, 7.88%, 4/1/13	25,661
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	23,735
130,000	ConocoPhillips Co., 5.20%, 5/15/18	121,303
55,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	48,991
70,000	Marathon Oil Corp., 6.00%, 10/1/17	62,881
40,000	Marathon Oil Corp., 5.90%, 3/15/18^	35,522
60,000	Petro-Canada, 6.05%, 5/15/18	52,375
125,000	Plains All American Pipeline, 6.70%, 5/15/36	107,737
75,000	Questar Market Resources, Inc., 6.80%, 4/1/18	75,622
80,000	Valero Energy Corp., 3.50%, 4/1/09	79,405
95,000	XTO Energy, Inc., 5.50%, 6/15/18	83,974

		717,206

Pharmaceuticals (0.4%):
336,000	Affymetrix, 3.50%, 1/15/38	235,200
105,000	Amgen, Inc., 5.85%, 6/1/17	100,791
75,000	AstraZeneca PLC, 5.90%, 9/15/17	73,847
130,000	Bristol-Myers Squibb Co., 5.45%, 5/1/18	122,761
120,000	GlaxoSmithKline Capital PLC., 5.65%, 5/15/18	113,931
65,000	Medco Health Solutions, Inc., 7.13%, 3/15/18	65,865
15,000	Wyeth, 5.50%, 2/15/16	14,640
45,000	Wyeth, 5.45%, 4/1/17	43,487

		770,522

Real Estate Investment Trusts (REITs) (0.0%):
25,000	ProLogis, 6.63%, 5/15/18	21,472

Road & Rail (0.1%):
90,000	Burlington North Santa Fe, Inc., 6.13%, 3/15/09	89,986
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Road & Rail, continued
$20,000	Canadian National Railway Co., 5.55%, 5/15/18	$19,743

		109,729

Semiconductors & Semiconductor Equipment (0.0%):
80,000	KLA Instruments Corp., 6.90%, 5/1/18	74,384

Software (0.1%):
105,000	Oracle Corp., 5.75%, 4/15/18	97,493

Tobacco (0.1%):
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	101,677

Total Corporate Bonds (Cost $13,767,475)		12,000,747

Preferred Stocks (3.5%):
Automobiles (0.1%):
11,830	Ford Capital Trust II	182,626

Commercial Services & Supplies (0.3%):
10,000	Archer Daniels^	298,700
6,715	Avery Dennison	289,618

		588,318

Communications Equipment (0.2%):
900	Lucent Technologies Capital Trust I	447,750

Diversified Financial Services (1.2%):
915	Bank of America Corp., Series L	766,770
27,090	Citigroup, Inc., Series T	1,110,690
3,928	KeyCorp, Series A	333,919

		2,211,379

Health Care Providers & Services (0.3%):
310	HealthSouth Corp.^	233,275
370	HealthSouth Corp.^	278,425

		511,700

Household Durables (0.2%):
8,900	Newell Financial Trust I	343,206

Media (0.1%):
200	Interpublic Group of Cos., Inc.	131,750

Multi-Utilities (0.4%):
20,000	Centerpointe Energy, Inc.	648,200

Pharmaceuticals (0.7%):
12,000	El Paso Energy Capital Trust I	399,600
8,000	Omnicare Capital Trust II	301,000
3,628	Schering Plough	627,717

		1,328,317

Total Preferred Stocks (Cost $8,423,939)		6,393,246

U.S. Government Agency Mortgages (5.4%):
Federal Home Loan Bank (0.3%)
500,000	5.00%, 11/17/17	503,934

Federal Home Loan Mortgage Corporation (2.5%)
1,299	11.00%, 9/1/15, Pool #170141	1,445
3,047	10.00%, 9/1/17, Pool #555283	3,263
4,988	10.50%, 11/1/17, Pool #360016	5,757
1,100,000	6.75%, 3/15/31	1,347,576
150,000	6.25%, 7/15/32	174,650
1,000,000	5.00%, 10/15/37, TBA	974,062
1,905,369	6.00%, 11/1/37	1,930,611

		4,437,364

Federal National Conventional Loan (0.2%)
4,713	7.50%, 2/1/31, Pool #253643	5,091
45,542	7.00%, 7/1/31, Pool #581846	47,870
143,835	7.00%, 4/1/32, Pool #581846	151,153
48,957	7.00%, 10/1/32, Pool #846419	51,460
24,724	7.00%, 10/1/34, Pool #849807	25,960
168,562	7.00%, 11/1/34, Pool #735483	176,992

		458,526

Federal National Mortgage Association (2.4%)
1,579	10.50%, 12/1/16, Pool #124783	1,767
769	7.50%, 7/1/30, Pool #541844	831
4,959	7.50%, 9/1/30, Pool #190308	5,357
1,695,000	6.63%, 11/15/30	2,045,558
5,286	7.50%, 12/1/30, Pool #541493	5,710
724	8.00%, 7/1/31, Pool #253905	784
4,636	8.00%, 5/1/32, Pool #645398	5,018
56,686	6.50%, 7/1/32, Pool #254378	58,571
108,457	5.50%, 10/1/35	108,239
2,150,000	5.50%, 10/15/35, Pool #42342 TBA	2,143,954

		4,375,789

Government National Mortgage Association (0.0%)
5,069	10.00%, 10/15/21, Pool #780488	5,778
5,695	10.50%, 4/15/25, Pool #780127	6,503

		12,281

Total U.S. Government Agency Mortgages (Cost $9,585,415)		9,787,894

U.S. Treasury Obligations (12.0%):
U.S. Treasury Bonds (0.2%)
300,000	6.25%, 08/15/23	360,211

U.S. Treasury Notes (11.8%)
1,350,000	6.00%, 8/15/09	1,397,145
1,500,000	3.50%, 11/15/09	1,528,008
700,000	3.13%, 11/30/09	710,062
1,200,000	2.00%, 2/28/10	1,200,937
750,000	2.75%, 7/31/10	761,660
3,000,000	5.75%, 8/15/10	3,212,814
1,250,000	4.75%, 3/31/11	1,332,226
1,150,000	4.63%, 2/29/12	1,227,446
550,000	4.13%, 8/31/12	579,691
3,435,000	4.25%, 8/15/13	3,646,198
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
$3,725,000	4.25%, 11/15/13	$3,960,722
1,650,000	4.50%, 2/15/16	1,758,798
250,000	4.50%, 2/15/36	256,601

		21,572,308

Total U.S. Treasury Obligations (Cost $21,291,124)		21,932,519

Asset Backed Securities (0.7%):
76,759	America West Airlines, 7.10%, 4/2/21	66,050
46,514	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	45,544
38,494	Capital Auto Receivables Asset Trust, 5.03%, 10/15/09	38,505
64,881	Capital Auto Receivables Asset Trust, 5.31%, 10/20/09	64,896
221,472	Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	219,160
73,622	Capital One Auto Finance Trust, 5.07%, 7/15/11	71,720
51,429	Caterpillar Financial Asset Trust, 5.57%, 5/25/10	51,614
123,290	CIT Equipment Collateral, 5.07%, 2/20/10	123,406
38,140	CNH Equipment Trust, 5.20%, 6/15/10	38,242
26,551	Ford Credit Auto Owner Trust, 5.05%, 3/15/10	26,554
159,134	Ford Credit Auto Owner Trust, 5.26%, 10/15/10	159,414
16,705	GE Equipment Small Ticket LLC, 4.88%, 10/22/09	16,689
47,158	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	46,914
68,842	Harley-Davidson Motorcycle Trust, 3.76%, 12/17/12	64,490
71,397	Harley-Davidson Motorcycle Trust, 4.41%, 6/15/12	71,109
83,333	Hertz Vehicle Financing LLC, 4.93%, 2/25/10	81,999
13,435	Honda Auto Receivables Owner Trust, 4.85%, 10/19/09	13,447
91	Hyundai Auto Receivables Trust, 3.98%, 11/16/09	91
15,071	National City Auto Receivables Trust, 2.88%, 5/15/11	15,066

Total Asset Backed Securities (Cost $1,240,770)		1,214,910

U.S. Government Agency (1.1%):
2,000,000	Federal Home Loan Bank, 2.28%, 10/21/08(c)	1,999,592

Total U.S. Government Agency (Cost $1,999,592)		1,999,592

Collateral For Securities On Loan (3.2%):
5,779,222	Northern Trust Liquid Institutional Asset Portfolio	5,779,222

Total Collateral For Securities On Loan (Cost $5,779,222)		5,779,222

Exchange Traded Funds (0.1%):
Diversified Financial Services (0.1%):
3,300	SPDR KBW Regional Banking ETF	118,734

Total Exchange Traded Funds (Cost $134,642)		118,734

Deposit Account (4.4%):
8,049,144	NTRS London Deposit Account+	8,049,144

Total Deposit Account (Cost $8,049,144)		8,049,144

Total Investment Securities (Cost $197,951,354)(d)—104.6%		190,584,944

Net other assets (liabilities) — (4.6)%		(8,441,353)

NET ASSETS — 100.0%		$182,143,591

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

+	Investment securities are designated as collateral, the aggregate fair value of these securities is $8,049,144.

ADR	American Depository Receipt

ETF	Exchange Traded Fund

LLC	Limited Liability Co.

LP	Limited Partnership

PLC	Public Liability Co.

(a)	Zero-Coupon Security

(b)	In connection with the Lehman Brothers Holdings, Inc, bankruptcy filing announcement on September 15, 2008, the Fund stopped accruing prospective interest amounts on that date.

(c)	The rate presented represents the effective yield at September 30, 2008.

(d)	Cost for federal income tax purposes is $200,143,391. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST AZL Van Kampen Equity and Income Fund Schedule of Portfolio Investments, continued September 30, 2008 (Unaudited)

Unrealized appreciation	$12,189,755
Unrealized depreciation	(21,748,202)

Net unrealized depreciation	$(9,558,447)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	87.5%
United Kingdom	2.9%
Netherlands	2.4%
Germany	2.4%
Switzerland	1.9%
Bermuda	1.2%
Japan	0.9%
France	0.5%
Canada	0.1%
Luxembourg	0.1%
Australia	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.0%):
Automobiles (2.6%):
206,363	Harley-Davidson, Inc.^	$7,697,340

Beverages (8.7%):
105,086	Brown-Forman Corp., Class B	7,546,226
1,068,479	C&C Group plc	2,863,307
410,176	Diageo plc	6,942,436
89,795	Pernod-Ricard SA	7,893,237

		25,245,206

Chemicals (1.6%):
193,438	Scotts Co., Class A	4,572,874

Commercial Services & Supplies (3.3%):
1,439,314	Experian plc	9,542,462

Diversified Consumer Services (3.9%):
249,059	Career Education Corp.*^	4,072,115
196,140	Weight Watchers International, Inc.	7,178,724

		11,250,839

Diversified Financial Services (2.1%):
184,764	Moody’s Corp.^	6,281,976

Food Products (17.0%):
1,045,590	Cadbury plc	10,527,234
125,825	Groupe Danone	8,914,636
141,906	Kellogg Co.	7,960,927
216,329	SFR Nestle SA, Class B	9,359,173
461,853	Unilever plc	12,535,618

		49,297,588

Hotels, Restaurants & Leisure (2.0%):
388,260	Starbucks Corp.*	5,773,426

Household Durables (2.6%):
129,796	Fortune Brands, Inc.	7,445,099

Household Products (10.3%):
293,000	Kao Corp.	7,850,435
126,697	Procter & Gamble Co.	8,829,514
274,683	Reckitt Benckiser Group plc	13,297,701

		29,977,650

Machinery (2.3%):
248,235	Kone Oyj, B Shares	6,795,327

Media (7.5%):
730,982	Reed Elsevier NV	10,895,171
539,596	Wolters Kluwer CVA NV	10,997,559

		21,892,730

Personal Products (1.9%):
109,577	Estee Lauder Co., Inc. (The), Class A	5,468,988

Pharmaceuticals (2.6%):
144,689	Novartis AG, Registered Shares	7,570,033

Tobacco (23.6%):
762,105	British American Tobacco plc	24,898,284
582,382	Imperial Tobacco Group plc	18,708,696
261,008	Philip Morris International, Inc.	12,554,485
718,340	Swedish Match AB	12,521,820

		68,683,285

Total Common Stocks (Cost $260,538,835)		267,494,823

Deposit Account (5.6%):
16,195,217	NTRS London Deposit Account	16,195,217

Total Deposit Account (Cost $16,195,217)		16,195,217

Collateral For Securities On Loan (4.3%):
12,519,000	Allianz Dresdner Daily Asset Fund#	12,519,000

Total Collateral For Securities On Loan (Cost $12,519,000)		12,519,000

Total Investment Securities (Cost $289,253,052)(a)—101.9%		296,209,040

Net other assets (liabilities) — (1.9)%		(5,594,784)

NET ASSETS — 100.0%		$290,614,256

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

#	Investment in affiliate.

PLC	Public Liability Co.

(a)	Cost for federal income tax purposes is $292,024,256. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$40,679,303
Unrealized depreciation	(36,494,519)

Net unrealized appreciation	$4,184,784

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	35.8%
United Kingdom	30.6%
Netherlands	7.7%
Switzerland	6.0%
France	5.9%
Sweden	4.4%
Ireland	4.4%
Japan	2.8%
Finland	2.4%

100.0%

Currency Contracts:
As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 5,565,000 Bristish Sterling Pounds in exchange for U.S. Dollars	10/24/2008	$10,338,379	$9,909,337	$(429,042)

	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Delivered 29,350,000 Bristish Sterling Pounds in exchange for U.S. Dollars	10/24/2008	$58,476,059	$52,262,179	$6,213,880
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.1%):
Diversified Financial Services (0.9%):
27,502	HCP, Inc.	$1,103,655

Diversified REITs (10.3%):
132,087	British Land Co. plc	1,766,820
228,791	DB RREEF Trust	265,949
3,581	Fonciere des Regions	373,636
3,834	Gecina SA	415,739
177,395	GPT Group	256,187
16,773	Insight Foundation Property Trust	14,139
42,070	Liberty Property Trust	1,583,936
6,962	PS Business Parks, Inc.	401,011
145,819	Segro plc	1,090,761
16,917	Shaftesbury plc	127,820
165,149	Stockland Trust Group	737,098
19,443	Unibail	3,960,320
706	Ventas, Inc.	34,891
18,710	Vornado Realty Trust	1,701,675
5,047	Wereldhave NV	493,776

		13,223,758

Health Care Providers & Services (0.6%):
21,140	Brookdale Senior Living, Inc.	464,868
5,435	Care Investment Trust, Inc.	62,394
14,400	Extendicare Real Estate Investment Trust	94,060
5,822	National Health Investors, Inc. REIT	198,996

		820,318

Industrial REITs (3.2%):
19,505	AMB Property Corp.	883,577
154,610	Brixton plc	577,086
36,490	DCT Industrial Trust, Inc.	273,310
118,649	Macquarie Goodman Group	239,090
42,815	Prologis	1,766,975
42,013	Prologis European Properties	376,716

		4,116,754

Office REITs (7.9%):
30,739	Boston Properties, Inc.	2,879,015
3,407	Brandywine Realty Trust	54,614
157,100	Capitaretail China Trust	78,673
30,248	Derwent Valley Holdings plc	564,978
14,650	Douglas Emmett, Inc.	337,975
35,660	Duke Realty Corp.	876,523
60,372	Great Portland Estates plc	361,534
4,532	ICADE	368,117
67	Japan Real Estate Investment Corp.	538,524
8,670	Kilroy Realty Corp.	414,339
43,564	Mack-Cali Realty Corp.	1,475,513
1,078,000	Macquarie Prime REIT	621,523
114	Nippon Building Fund, Inc.	1,095,477
354	SL Green Realty Corp.	22,939
3,599	Societe Immobiliere de Locationpour l’Industrie et le Commerce	446,124
13,140	Workspace Group PLC	30,503

		10,166,371

Real Estate Investment Trusts (REITs) (0.3%):
7,260	Plum Creek Timber Co., Inc.	361,983

Real Estate Management & Development (37.4%):
32,085	Alstria Office AG	413,202
295,624	Beni Stabili SPA	273,087
87,327	Big Yellow Group plc	509,304
161,652	Brookfield Properties Corp.	2,560,568
13,803	CA Immobilien Anlagen AG*	136,164
76,325	Capital & Regional plc	232,015
244,000	Capitaland, Ltd.	531,885
31,985	Castellum AB	280,173
797,000	China Overseas Land & Investment, Ltd.	965,155
921,000	China Resources Land, Ltd.	966,987
23,540	Citycon Oyj	77,487
27,289	Conwert Immobilien Invest AG*	258,455
55,930	Forest City Enterprises, Inc., Class A	1,715,373
10,080	Goldcrest Co., Ltd.^	148,601
79,494	Grainger Trust plc	285,717
1,922,500	Guangzhou R&F Properties Co., Ltd.	1,797,295
319,000	Hang Lung Properties, Ltd.	752,363
288,000	Henderson Land Development Co., Ltd.	1,284,572
965,500	Hongkong Land Holdings, Ltd.	2,901,563
72,301	Hufvudstaden AB	560,942
455,390	Hysan Development Co., Ltd.	1,184,584
38,446	Immofinanz Immobilien Anlagen AG	135,162
723,303	Kerry Properties, Ltd.	2,358,979
17,000	Mandarin Oriental International, Ltd.	26,351
157,758	Minerva plc*	98,597
319,000	Mitsubishi Estate Co., Ltd.	6,269,776
287,000	Mitsui Fudosan Co., Ltd.	5,526,025
26,004	Morgans Hotel Group*	283,704
1,043	NTT Urban Development Corp.^	1,265,217
8,649	PSP Swiss Property AG	499,857
106,691	Quintain Estates & Development plc	386,859
57,181	Risanamento SPA*	69,251
158,000	Sino Land Co., Ltd.	178,026
54,919	Sponda Oyj	332,107
186,000	Sumitomo Realty & Development Co.^	4,050,062
566,000	Sun Hung Kai Properties, Ltd.	5,811,820
28,500	Swire Pacific, Ltd., Class A	251,216
60,921	Unite Group plc	247,576
1,344,000	United Industrial Corp., Ltd.	1,916,675
1,880	Weingarten Realty Investors	67,060
279,000	Wheelock Properties, Ltd.^	242,209

		47,852,021

Residential REITs (9.0%):
37,174	AvalonBay Communities, Inc.	3,658,665
8,024	BRE Properties, Inc.	393,176
33,115	Camden Property Trust	1,518,654
17,448	Equity Lifestyle Properties, Inc.	925,267
77,311	Equity Residential Properties Trust	3,433,382
35,712	Post Properties, Inc.	998,865
70,651	Strategic Hotels & Resorts, Inc.	533,415

		11,461,424

Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Retail REITs (20.8%):
21,020	Acadia Realty Trust	$531,386
66,800	BR Malls Participacoes SA*	414,340
135,000	CapitaMall Trust	215,040
57,919	CFS Retail Property Trust	105,371
11,395	Corio NV	816,588
5,325	Developers Diversified Realty Corp.	168,749
8,150	Eurocommercial Properties NV	356,292
17,693	Federal Realty Investment Trust	1,514,521
44,586	General Growth Properties, Inc.	673,249
69,895	Hammerson plc	1,217,965
500	Kimco Realty Corp.	18,470
14,110	Klepierre	554,466
103,738	Land Securities Group plc	2,340,879
53,470	Liberty International plc	928,538
14,466	Macerich Co. (The)	920,761
8,540	Ramco-Gershenson Properties Trust	191,467
31,601	Regency Centers Corp.	2,107,471
10,270	RioCan	195,072
48,065	Simon Property Group, Inc.	4,662,305
93,968	Starwood Hotels & Resorts Worldwide, Inc.	2,644,259
6,625	Taubman Centers, Inc.	331,250
1,646	Vastned Retail NV	116,688
413,718	Westfield Group	5,643,705

		26,668,832

Specialized REITs (6.7%):
68,003	Assisted Living Concepts, Inc.*	433,179
17,725	DiamondRock Hospitality Co.	161,298
53,155	Healthcare Realty Trust, Inc.	1,549,468
9,138	Hersha Hospitality Trust	67,987
153,670	Host Hotels & Resorts, Inc.	2,042,274
3,195	LaSalle Hotel Properties	74,507
269,500	Link REIT (The)	557,627
14,528	Public Storage, Inc.	1,438,417
115,602	Safestore Holdings, Ltd.	267,712
59,644	Senior Housing Properties Trust	1,421,317
11,047	Sovran Self Storage, Inc.	496,342

		8,510,128

Total Common Stocks (Cost $158,108,099)		124,285,244

Deposit Account (2.4%):
3,050,973	NTRS London Deposit Account	3,050,973

Total Deposit Account (Cost $3,050,973)		3,050,973

Collateral For Securities On Loan (4.4%):
5,640,081	Northern Trust Liquid Institutional Asset Portfolio	5,640,081

Total Collateral For Securities On Loan (Cost $5,640,081)		5,640,081

Total Investment Securities (Cost $166,799,153)(a)—103.9%		132,976,298

Net other assets (liabilities) — (3.9)%		(4,968,871)

NET ASSETS — 100.0%		$128,007,427

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

SPA	Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $171,743,133. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,584,342
Unrealized depreciation	(40,351,177)

Net unrealized depreciation	$(38,766,835)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	41.6%
Japan	14.8%
Hong Kong	12.7%
United Kingdom	8.7%
Australia	5.7%
France	4.8%
Singapore	2.8%
Bermuda	2.3%
Canada	2.2%
Netherlands	0.8%
Sweden	0.7%
European Community	0.6%
Austria	0.4%
Switzerland	0.4%
Brazil	0.3%
Germany	0.3%
Finland	0.3%
Luxembourg	0.3%
Italy	0.3%

100.0%

Currency Contracts:
As of September 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

Long Contracts	Delivery Date	Contract Amount	Fair Value	Appreciation/(Depreciation)
Received 107,978 Australian Dollars in exchange for U.S. Dollars	10/1/2008	$129,874	$135,251	$(5,377)
Received 17,392 Swiss Francs in exchange for U.S.Dollars	10/1/2008	27,575	28,373	(798)
Received 9,928 Swiss Francs in exchange for U.S. Dollars	10/1/2008	15,741	16,197	(456)
Received 6,593 British Sterling in exchange for U.S. Dollars	10/1/2008	5,249	5,413	(164)
Received 24,783 Japanese Yen in exchange for U.S. Dollars	10/1/2008	2,927,050	2,927,129	(79)
Received 13,401 Swedish Krona in exchange for U.S. Dollars	10/1/2008	129,791	130,229	(438)

				$(7,312)

Short Contracts	Delivery Date	Contract Amount	Fair Value	Appreciation/(Depreciation)
Delivered 17,392 European Euros in exchange for U.S. Dollars	10/1/2008	$27,575	$26,723	$852
Delivered 9,928 European Euros in exchange for U.S. Dollars	10/1/2008	15,741	15,255	486
Delivered 6,593 European Euros in exchange for U.S. Dollars	10/1/2008	5,249	5,034	215
Delivered 13,401 European Euros in exchange for U.S. Dollars	10/1/2008	129,791	129,464	327

				$1,880

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.3%):
Aerospace & Defense (1.8%):
75,160	Raytheon Co.	$4,021,812

Airlines (0.5%):
56,010	Continental Airlines, Inc., Class B*	934,247
29,040	UAL Corp.	255,261

		1,189,508

Automobiles (0.5%):
32,120	Harley-Davidson, Inc.	1,198,076

Beverages (1.5%):
63,960	Coca-Cola Co.	3,382,205

Capital Markets (2.4%):
130,900	Charles Schwab Corp.	3,403,400
7,950	Goldman Sachs Group, Inc.	1,017,600
39,790	Merrill Lynch & Co., Inc.	1,006,687

		5,427,687

Chemicals (3.5%):
90,980	Bayer AG, ADR	6,635,126
31,290	E.I. du Pont de Nemours & Co.	1,260,987

		7,896,113

Commercial Banks (4.8%):
78,430	KeyCorp	936,454
58,200	Mitsubishi UFJ Financial Group, Inc., ADR	508,668
108,910	Mizuho Financial Group, Inc., ADR	949,695
66,740	PNC Financial Services Group, Inc.	4,985,478
140	Sumitomo Mitsui Financial Group, Inc.^	877,206
56,840	SunTrust Banks, Inc.	2,557,232

		10,814,733

Communications Equipment (1.7%):
405,550	Alcatel-Lucent, ADR*	1,557,312
105,450	Cisco Systems, Inc.*	2,378,952

		3,936,264

Computers & Peripherals (1.8%):
36,750	EMC Corp.*	439,530
76,530	Hewlett-Packard Co.	3,538,747

		3,978,277

Diversified Financial Services (10.1%):
111,342	Bank of America Corp.	3,896,970
6,410	Capital One Financial Corp.	326,910
247,910	Citigroup, Inc.	5,084,634
285,626	JP Morgan Chase & Co.	13,338,734
930	Wachovia Corp., Series L	358,050

		23,005,298

Diversified Telecommunication Services (1.8%):
124,820	Verizon Communications, Inc.	4,005,474

Electric Utilities (4.7%):
134,270	American Electric Power Co., Inc.	4,978,731
22,769	Entergy Corp.	2,026,669
55,010	FirstEnergy Corp.	3,685,120

		10,690,520

Energy Equipment & Services (0.6%):
16,550	Schlumberger, Ltd.	1,292,389

Food Products (5.9%):
94,402	Cadbury plc, ADR	3,864,818
102,964	Kraft Foods, Inc.	3,372,071
221,690	Unilever NV, New York Shares	6,242,790

		13,479,679

Health Care Equipment & Supplies (2.2%):
164,820	Boston Scientific Corp.*	2,022,341
53,785	Covidien, Ltd.	2,891,482

		4,913,823

Health Care Providers & Services (0.7%):
33,650	Cardinal Health, Inc.	1,658,272

Hotels, Restaurants & Leisure (0.6%):
96,330	Starbucks Corp.*	1,432,427

Household Durables (0.5%):
35,330	Sony Corp., SP ADR	1,090,637

Household Products (1.5%):
20,830	Kimberly-Clark Corp.	1,350,617
29,400	Procter & Gamble Co.	2,048,886

		3,399,503

Industrial Conglomerates (2.1%):
113,930	General Electric Co.	2,905,215
21,070	Siemens AG, ADR	1,978,262

		4,883,477

Insurance (8.0%):
41,390	AEGON NV	363,404
75,120	Chubb Corp. (The)	4,124,088
27,200	Hartford Financial Services Group, Inc.	1,114,928
266,330	Marsh & McLennan Cos., Inc.	8,458,641
88,538	Travelers Cos., Inc. (The)	4,001,918

		18,062,979

Internet Software & Services (1.5%):
152,570	eBay, Inc.*	3,414,517

Media (6.3%):
188,780	Comcast Corp., Class A	3,705,751
482,530	Time Warner, Inc.	6,325,968
176,390	Viacom, Inc., Class B*	4,381,528

		14,413,247

Metals & Mining (0.7%):
42,480	Newmont Mining Corp.	1,646,525

Multiline Retail (3.5%):
90,420	Macy’s, Inc.	1,625,751
105,530	Wal-Mart Stores, Inc.	6,320,192

		7,945,943

Oil, Gas & Consumable Fuels (7.3%):
30,680	BP plc, ADR	1,539,216
20,118	ConocoPhillips	1,473,643
17,410	Devon Energy Corp.	1,587,792
39,842	Exxon Mobil Corp.	3,094,130
58,800	Occidental Petroleum Corp.	4,142,460
79,360	Royal Dutch Shell plc, ADR	4,683,033

		16,520,274

Personal Products (0.9%):
40,680	Estee Lauder Co., Inc. (The), Class A	2,030,339

Pharmaceuticals (10.8%):
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Pharmaceuticals, continued
98,920	Abbott Laboratories	$5,695,814
188,110	Bristol-Myers Squibb Co.	3,922,093
61,630	Novartis AG, ADR	3,256,529
43,750	Roche Holding AG, ADR	3,404,402
314,280	Schering Plough Corp.	5,804,752
66,870	Wyeth	2,470,178

		24,553,768

Semiconductors & Semiconductor Equipment (0.9%):
105,370	Intel Corp.	1,973,580

Software (0.6%):
37,320	Oracle Corp.*	757,969
36,870	Symantec Corp.*	721,915

		1,479,884

Specialty Retail (2.0%):
120,810	Home Depot, Inc.	3,127,771
40,235	Tyco International, Ltd.	1,409,030

		4,536,801

Tobacco (1.6%):
65,190	Altria Group, Inc.	1,293,370
46,440	Philip Morris International, Inc.	2,233,764

		3,527,134

Total Common Stocks (Cost $206,602,822)		211,801,165

Preferred Stocks (1.0%):
Diversified Financial Services (1.0%):
1,300	Bank of America Corp., Series L	1,089,400
27,080	Citigroup, Inc., Series T	1,110,280

		2,199,680

Total Preferred Stocks (Cost $2,769,088)		2,199,680

Deposit Account (3.6%):
8,211,393	NTRS London Deposit Account	8,211,393

Total Deposit Account (Cost $8,211,393)		8,211,393

Collateral For Securities On Loan (0.4%):
883,218	Northern Trust Liquid Institutional Asset Portfolio	883,218

Total Collateral For Securities On Loan (Cost $883,218)		883,218

Exchange Traded Funds (2.1%):
Diversified Financial Services (2.1%):
199,150	Financial Select Sector SPDR Fund	3,941,178
2,170	Regional Bank HOLDRs Trust	234,360
12,710	SPDR KBW Regional Banking ETF	457,306

		4,632,844

Total Exchange Traded Funds (Cost $5,561,237)		4,632,844

Total Investment Securities (Cost $224,027,758)(a)—100.4%		227,728,300

Net other assets (liabilities) — (0.4)%		(796,056)

NET ASSETS — 100.0%		$226,932,244

Percentages indicated are based on net assets as of September 30, 2008.

*	Non-income producing security

^	All or a portion of security is loaned as of September 30, 2008.

ADR	American Depository Receipt

ETF	Exchange Traded Fund

PLC	Public Liability Co.

(a)	Cost for federal income tax purposes is $225,689,032. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,745,365
Unrealized depreciation	(27,706,097)

Net unrealized appreciation	$2,039,268

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	81.2%
United Kingdom	4.5%
Germany	3.8%
Netherlands	3.5%
Switzerland	2.9%
Bermuda	1.9%
Japan	1.5%
France	0.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.0%):
Air Freight & Logistics (4.8%):
196,555	C.H. Robinson Worldwide, Inc.	$10,016,443
181,709	Expeditors International of Washington, Inc.	6,330,741

		16,347,184

Capital Markets (3.4%):
245,142	Calamos Asset Management, Inc., Class A	4,392,944
127,104	Morningstar, Inc.*^	7,050,459

		11,443,403

Chemicals (3.6%):
92,599	Intrepid Potash, Inc.*^	2,752,042
364,589	Nalco Holding Co.	6,759,480
109,706	Rockwood Holdings, Inc.*	2,815,056

		12,326,578

Commercial Services & Supplies (3.1%):
139,070	Corporate Executive Board Co.	4,345,938
269,267	Groupe Aeroplan, Inc.	3,338,000
190,930	Monster Worldwide, Inc.*	2,846,766

		10,530,704

Communications Equipment (0.0%):
21	Nortel Networks Corp., ADR*	47

Construction & Engineering (2.1%):
112,367	Aecom Technology Corp.*	2,746,249
175,925	Gafisa SA, ADR^	4,521,273

		7,267,522

Construction Materials (3.8%):
94,760	Martin Marietta Materials, Inc.^	10,611,225
59,779	Texas Industries, Inc.^	2,442,570

		13,053,795

Distributors (1.8%):
2,450,000	Li & Fung, Ltd.	5,983,755

Diversified Consumer Services (2.3%):
60,653	New Oriental Education & Technology Group, Inc., ADR*	3,896,348
20,299	Strayer Education, Inc.	4,065,078

		7,961,426

Diversified Financial Services (7.8%):
310,090	GLG Partners, Inc.	1,680,688
60,970	Intercontinental Exchange, Inc.*	4,919,059
294,413	Leucadia National Corp.^	13,378,127
544,286	Redecard SA	6,780,687

		26,758,561

Gas Utilities (1.4%):
115,455	Questar Corp.	4,724,419

Health Care Equipment & Supplies (5.4%):
115,582	Gen-Probe, Inc.*	6,131,625
19,333	Intuitive Surgical, Inc.*	4,658,867
162,545	Ironwood Pharmaceuticals, Inc.(b)(c)	1,950,540
166,962	Mindray Medical International, Ltd., ADR^	5,631,628

		18,372,660

Hotels, Restaurants & Leisure (10.0%):
113,982	Choice Hotels International, Inc.	3,088,912
221,458	Ctrip.com International, Ltd., ADR^	8,550,493
51,181	Penn National Gaming, Inc.*	1,359,879
498,771	Starbucks Corp.*	7,416,725
170,201	Wynn Resorts, Ltd.^	13,895,210

		34,311,219

Household Durables (2.1%):
50,149	Mohawk Industries, Inc.*	3,379,541
6,449	NVR, Inc.*	3,688,828

		7,068,369

Insurance (1.4%):
12,990	Allegheny Corp.*	4,741,350

Internet & Catalog Retail (1.6%):
82,265	Priceline.com, Inc.*	5,629,394

Internet Software & Services (5.4%):
128,716	Akamai Technologies, Inc.*	2,244,807
3,384,000	Alibaba.com, Ltd.*^(a)	3,135,367
38,213	Baidu.com, Inc., ADR*	9,485,613
49,694	Equinix, Inc.*	3,451,745

		18,317,532

Life Sciences Tools & Services (6.4%):
316,014	Illumina, Inc.*	12,808,047
127,075	Techne Corp.*	9,164,649

		21,972,696

Media (2.4%):
13,341	Ascent Media Corp., Class A*	325,658
133,412	Discovery Communications, Inc., Class C*	1,889,114
133,412	Discovery Communications, Inc., Class A*	1,901,121
178,840	Grupo Televisa SA, ADR	3,911,231

		8,027,124

Oil, Gas & Consumable Fuels (12.7%):
213,007	Covanta Holding Corp.*	5,099,388
83,852	Petrohawk Energy Corp.*	1,813,719
95,374	Range Resources Corp.	4,088,683
482,571	Southwestern Energy Co.*	14,737,718
320,226	Ultra Petroleum Corp.*	17,721,307

		43,460,815

Real Estate Management & Development (3.1%):
218,892	Brookfield Asset Management, Inc., Class A	6,006,396
149,677	Forest City Enterprises, Inc., Class A^	4,590,594

		10,596,990

Software (7.5%):
134,508	IHS, Inc., Class A*	6,407,961
113,641	Salesforce.com, Inc.*	5,500,224
1,405,000	Tencent Holdings, Ltd.	10,122,111
182,553	Teradata Corp.*	3,559,784

		25,590,080

Specialty Retail (2.4%):
130,590	Abercrombie & Fitch Co., Class A	5,151,776
138,034	Lululemon Athletica, Inc.*	3,178,923

		8,330,699

Transportation Infrastructure (1.0%):
Continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
130,348	Grupo Aeroportuario del Pacifico SA de CV, ADR	$3,331,695

Wireless Telecommunication Services (1.5%):
139,567	NII Holdings, Inc.*	5,292,381

Total Common Stocks (Cost $393,423,243)		331,440,398

Deposit Account (2.8%):
9,610,527	NTRS London Deposit Account	9,610,527

Total Deposit Account (Cost $9,610,527)		9,610,527

Collateral For Securities On Loan (11.6%):
39,565,217	Northern Trust Liquid Institutional Asset Portfolio	39,565,217

Total Collateral For Securities On Loan (Cost $39,565,217)		39,565,217

Total Investment Securities (Cost $442,598,987)(d)—111.4%		380,616,142

Net other assets (liabilities) — (11.4)%		(38,938,726)

NET ASSETS — 100.0%		$341,677,416

Percentages indicated are based on net assets as of September 30, 2008.

^	All or a portion of security is loaned as of September 30, 2008.

*	Non-income producing security

ADR	American Depository Receipt

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2008, these securities represent 0.6% of the net assets of the Fund.

(c)	Security was fair valued as of September 30, 2008. Represents 0.6% of the net assets of the Fund.

(d)	Cost for federal income tax purposes is $446,505,131. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,914,251
Unrealized depreciation	(94,803,240)

Net unrealized depreciation	$(65,888,989)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2008:

Country	Percentage
United States	72.0%
Canada	8.9%
Cayman Islands	6.4%
Hong Kong	4.7%
Brazil	3.3%
China	2.6%
Mexico	2.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2008 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:
•	AZL AIM International Equity Fund

•	AZL Columbia Small Cap Value Fund (Formerly known as AZL Dreyfus Premier Small Cap Value Fund)

•	AZL Columbia Technology Fund

•	AZL Davis NY Venture Fund

•	AZL Dreyfus Founders Equity Growth Fund

•	AZL First Trust Target Double Play Fund

•	AZL Franklin Small Cap Value Fund

•	AZL Jennison 20/20 Focus Fund

•	AZL Jennison Growth Fund

•	AZL Legg Mason Growth Fund

•	AZL Legg Mason Value Fund

•	AZL LMP Large Cap Growth Fund

•	AZL Money Market Fund

•	AZL NACM International Fund

•	AZL Neuberger Berman Regency Fund

•	AZL OCC Opportunity Fund

•	AZL OCC Value Fund

•	AZL Oppenheimer Global Fund

•	AZL Oppenheimer International Growth Fund

•	AZL Oppenheimer Main Street Fund

•	AZL PIMCO Fundamental IndexPLUS Total Return Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Schroder International Small Cap Fund

•	AZL Small Cap Stock Index Fund

•	AZL TargetPLUS Balanced Fund

•	AZL TargetPLUS Equity Fund

•	AZL TargetPLUS Growth Fund

•	AZL TargetPLUS Moderate Fund

•	AZL Turner Quantitative Small Cap Growth Fund

•	AZL Van Kampen Comstock Fund

•	AZL Van Kampen Equity and Income Fund

•	AZL Van Kampen Global Franchise Fund

•	AZL Van Kampen Global Real Estate Fund

•	AZL Van Kampen Growth and Income Fund

•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZLVan Kampen Global Franchise Fund, and AZLVan Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZLVan Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds except the AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund offer a single class shares of the Funds’. The AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund each offer Class 1 and Class 2 shares of the Funds’.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation
Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Funds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.
Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (Generally 4 PM Eastern Time).
In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.
Investment Transactions
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date of the last business day of the reporting period.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (”REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Mortgage Dollar Roll Transactions
The AZL AIM International Equity Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL LMP Large Cap Growth Fund, AZL OCC Opportunity Fund, AZL Oppenheimer Global Fund, AZL Oppenheimer International Growth Fund, AZL Oppenheimer Main Street Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL Schroder International Small Cap Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Funds sell a mortgage-backed security and simultaneously agree to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Funds will not be entitled to receive any interest or principal paid on the securities sold. The Funds are compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Funds may also be compensated by receipt of a commitment fee.
Reverse Repurchase Agreements
The AZL PIMCO Fundamental IndexPLUS Total Return Fund (“PIMCO Fund”) may entered into reverse repurchase agreements, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the investment at a specified time and price, and may be considered a form of borrowing for some purposes. At the time the PIMCO Fund enters into a Reverse Repurchase Agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund’s investment restrictions having a value equal to the Fund’s obligation.
Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by the PIMCO Fund under the 1940 Act and, therefore, a form of leverage. The PIMCO Fund may experience a negative impact on their net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. The PIMCO Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expect that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.
The PIMCO Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the funds may borrow money from banks for any purpose on a secured basis in an amount up to 33- 1/3% of the funds’ total assets. The Funds may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Funds’ total assets.
As of September 30, 2008 there we no open reverse repurchase agreements.
Futures Contracts
The Funds (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund and AZL TargetPLUS Equity Fund) may enter into futures contracts. The Funds may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Loan Participations and Assignments
The AZL Columbia Technology Fund, AZL Columbia Small Cap Value Fund, AZL Franklin Small Cap Value Fund, AZL Jennison Growth Fund, AZL LMP Large Cap Growth Fund, AZL Money Market Fund, AZL OCC Opportunity Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the ”lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders it acquires direct rights against the borrower on the loan.
Options Contracts
The Funds (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund and AZL TargetPLUS Equity Fund) may write call and put options on instruments in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When the Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Funds as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.
Transactions in options written during the quarter ended September 30, 2008 were as follows:
AZL PIMCO Fundamental IndexPLUS Total Return Fund

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at June 30, 2008	(1,118)	$(354,509)
Options written	(36)	(16,207)
Options exercised	—	—
Options bought back	—	—
Options expired	56	34,172

Options outstanding at September 30, 2008	(1,098)	$(336,544)

AZL TargetPLUS Balanced Fund

	Number of	Premiums
Options Transactions	Contracts	Received

Options outstanding at June 30, 2008	(186)	$(50,384)
Options written	(8)	(5,245)
Options exercised	—	—
Options bought back	—	—
Options expired	6	5,203

Options outstanding at September 30, 2008	(188)	$(50,426)

AZL TargetPLUS Growth Fund

	Number of	Premiums
Written Option Transactions	Contracts	Received
Options outstanding at June 30, 2008	(186)	$(53,892)
Options written	(10)	(6,553)
Options exercised	—	—
Options bought back	—	—
Options expired	6	5,203

Options outstanding at September 30, 2008	(190)	$(55,243)

AZL TargetPLUS Moderate Fund

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at June 30, 2008	(206)	$(59,533)
Options written	(8)	(5,230)
Options exercised	—	—
Options bought back	—	—
Options expired	6	5,203

Options outstanding at September 30, 2008	(208)	$(59,560)

Swap Agreements
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into total return and credit default swap agreements to manage their exposure to market and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.
Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.
Short Sales
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund have engaged in short sales. The Funds may also incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure. This risk is potentially unlimited, as the Funds that sell a security short without hedging will be exposed to any market value increase in the security sold short.
Securities Lending
To generate additional income, each Fund may lend up to 33- 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2008, the Funds had the following amounts outstanding related to securities lending:

	Value of	Value of Loaned
	Collateral	Securities
AZL AIM International Equity Fund	$2,860,297	$2,768,764
AZL Columbia Technology Fund	103,078	102,254
AZL Davis NY Venture Fund*	244,674	254,030
AZL Dreyfus Founders Equity Growth Fund*	398,658	413,345
AZL First Trust Target Double Play Fund	6,060,830	5,680,570
AZL Franklin Small Cap Value Fund	52,002,671	51,253,307
AZL Jennison 20/20 Focus Fund*	4,200,722	4,226,573
AZL Legg Mason Growth Fund*	82,042	87,258
AZL Legg Mason Value Fund	2,429,763	2,422,118
AZL LMP Large Cap Growth Fund	19,067,685	18,442,869
AZL NACM International Fund	3,586,632	3,310,982
AZL Neuberger Berman Regency Fund*	48,848	51,177
AZL OCC Opportunity Fund	44,768,870	42,803,591
AZL OCC Value Fund*	10,787	11,566
AZL Oppenheimer Global Fund	3,225,047	3,053,529
AZL Oppenheimer International Growth Fund	16,456,778	15,661,604
AZL Oppenheimer Main Street Fund	47,971	47,968
AZL PIMCO Fundamental IndexPLUS Total Return Fund	304,500	299,930
AZL S&P 500 Index Fund*	124,087	125,143
AZL Schroder Emerging Markets Equity Fund	2,507,766	2,233,135
AZL Schroder International Small Cap Fund	3,363,523	3,061,676
AZL Small Cap Stock Index Fund	3,916,455	3,858,391
AZL TargetPLUS Balanced Fund	746,282	726,883
AZL TargetPLUS Equity Fund	4,586,127	4,436,772
AZL TargetPLUS Growth Fund	3,450,189	3,352,290
AZL TargetPLUS Moderate Fund	1,620,696	1,574,998
AZL Turner Quantitative Small Cap Growth Fund*	1,724,628	1,735,087
AZL Van Kampen Comstock Fund	5,038,030	4,874,916
AZL Van Kampen Equity and Income Fund	5,779,222	5,625,120
AZL Van Kampen Global Franchise Fund	12,519,000	12,153,498
AZL Van Kampen Global Real Estate Fund	5,640,081	5,288,261
AZL Van Kampen Growth and Income Fund	883,218	830,782
AZL Van Kampen Mid Cap Growth Fund*	39,565,217	41,302,412
Northern Trust Company is the Securities Lending Agent for all of the Funds (except for the AZL Columbia Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund). These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short-term instruments from Goldman Sachs, as well as U.S. Treasury Bonds and U.S. Treasury Notes at September 30, 2008. Information on the investment of cash collateral is shown in the Schedules.
Dresdner Kleinwort, an affiliate of Allianz, is the Securities Lending Agent for the AZL Columbia Small Cap Value Fund, the AZL LMP Large Cap Growth Fund, the AZL OCC Opportunity Fund, the AZL Oppenheimer International Growth Fund, the AZL Van Kampen Comstock Fund, and the AZL Van Kampen Global Franchise Fund. These Funds received cash collateral for securities loaned. The cash was invested in and Allianz Dresdner Daily Asset Fund at September 30, 2008. Information on the investment of cash collateral is shown in the Schedules.

*	The securities lending agent’s mark to market of the collateral on September 30, 2008 indicated that additional collateral was warranted, and such collateral was received the next business day to maintain the Fund’s ongoing collateral requirements.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant of the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid.
At September 30, 2008, the AZL Columbia Technology Fund held restricted illiquid securities representing 0.6% of the net assets of the Fund all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2008 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Energy Conversion Devices, Inc.	2/10/2005	$194,428	6,000	$349,500
At September 30, 2008, the AZL PIMCO Fundamental IndexPLUS Total Return Fund held restricted illiquid securities representing 0.6% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2008 are identified below:

	Acquisition	Acquisition	Shares or	Fair
Security	Date	Cost	Contracts	Value
Preferred Stock:
DG Funding Trust	10/11/06	$361,688	34	$345,950

Purchased Options:

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45, Exp. 8/3/09	4/15/08	86,240	770	56,841

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45, Exp. 8/3/09	4/2/08	62,738	590	43,554

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.50, Exp. 2/2/09	2/25/08	66,505	600	48,095

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 2/2/09	3/12/08	71,280	660	33,465

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45, Exp. 8/3/09	4/1/08	15,260	140	10,335

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 12/15/08	2/22/08	21,275	230	9,077

1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 12/15/08	2/22/08	6,510	70	2,763
At September 30, 2008, the AZL TargetPLUS Balanced Fund held restricted illiquid securities representing 0.2% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2008 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Contracts	Value
1-Year Interest Rate Swap, Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.25, Exp. 7/6/09	12/10/07	$30,923	310	$47,714

1-Year Interest Rate Swap, Receive 6-Month EUR-LIBOR Floating Rate Index Strike @ 4.18, Exp. 4/20/09	12/4/07	18,307	250	16,871
At September 30, 2008, the AZL TargetPLUS Growth Fund held restricted illiquid securities representing 0.1% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2008 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Contracts	Value
1-Year Interest Rate Swap, Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.25, Exp. 7/6/09	12/10/07	$37,905	380	$58,488

1-Year Interest Rate Swap, Receive 6-Month EUR-LIBOR Floating Rate Index Strike @ 4.18, Exp. 4/20/09	12/4/07	11,829	140	9,448
At September 30, 2008, the AZL TargetPLUS Moderate Fund held restricted securities representing 0.2% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2008 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Contracts	Value
1-Year Interest Rate Swap, Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.25, Exp. 7/6/09	12/10/07	$43,890	440	$67,724

1-Year Interest Rate Swap, Receive 6-Month EUR-LIBOR Floating Rate Index Strike @ 4.18, Exp. 4/20/09	12/4/07	13,519	160	10,797
At September 30, 2008, the AZL Van Kampen Mid Cap Growth Fund held restricted securities representing 0.6% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2008 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Ironwood Pharmacueticals, Inc.	9/11/08	$1,950,540	162,545	$1,950,540
4. Investment Valuation Summary
The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant			Total
	Investments	Other Financial	Securities Sold Short	Investments	Other Financial	Securities Sold Short	Investments	Other Financial	Securities Sold Short
Fund Name	in Securities	Instruments*	and Written Options	in Securities	Instruments*	and Written Options	in Securities	Instruments*	and Written Options
AZL AIM International Equity Fund	$36,152,435	$—	$—	$201,423,343	$—	$—	$237,575,778	$—	$—
AZL Columbia Small Cap Value Fund	56,766,680	—	—	1,539,705	—	—	58,306,385	—	—
AZL Columbia Technology Fund	52,712,172	—	—	6,797,740	—	—	59,509,912	—	—
AZL Davis NY Venture Fund	425,098,252	—	—	29,912,507	—	—	455,010,759	—	—
AZL Dreyfus Founders Equity Growth Fund	184,292,104	—	—	481,997	—	—	184,774,101	—	—
AZL First Trust Target Double Play Fund	83,056,661	—	—	505,507	—	—	83,562,168	—	—
AZL Franklin Small Cap Value Fund	315,518,818	—	—	11,850,162	—	—	327,368,980	—	—
AZL Jennison 20/20 Focus Fund	386,419,850	—	—	14,856,127	—	—	401,275,977	—	—
AZL Jennison Growth Fund	55,627,427	—	—	1,698,617	—	—	57,326,044	—	—
AZL Legg Mason Growth Fund	97,849,557	—	—	2,679,318	—	—	100,528,875	—	—
AZL Legg Mason Value Fund	229,678,773	—	—	11,924,123	—	—	241,602,896	—	—
AZL LMP Large Cap Growth Fund	197,066,652	—	—	4,778,073	—	—	201,844,725	—	—
AZL Money Market Fund	—	—	—	826,146,156	—	—	826,146,156	—	—
AZL NACM International Fund	3,586,632	—	—	73,050,128	6,695	—	76,636,760	6,695	—
AZL Neuberger Berman Regency Fund	68,964,304	—	—	2,773,346	—	—	71,737,650	—	—
AZL OCC Opportunity Fund	177,870,687	—	—	—	—	—	177,870,687	—	—
AZL OCC Value Fund	224,850,093	—	—	8,802,847	—	—	233,652,940	—	—
AZL Oppenheimer Global Fund	63,033,215	—	—	83,018,393	—	—	146,051,608	—	—
AZL Oppenheimer International Growth Fund	24,818,066	—	—	148,262,012	—	—	173,080,078	—	—
AZL Oppenheimer Main Street Fund	88,166,677	—	—	654,431	—	—	88,821,108	—	—
AZL PIMCO Fundamental IndexPLUS Total Return Fund	304,500	546,369	(17,015)	141,851,391	(4,658,990)	(1,176,370)	142,155,891	(4,112,621)	(1,193,385)
AZL S&P 500 Index Fund	248,372,806	(127,380)	—	4,090,455	—	—	252,463,261	(127,380)	—
AZL Schroder Emerging Markets Equity Fund	28,849,187	—	—	117,741,782	—	—	146,590,969	—	—
AZL Schroder International Small Cap Fund	3,363,523	—	—	74,887,392	—	—	78,250,915	—	—
AZL Small Cap Stock Index Fund	187,504,445	5,212	—	74,881	—	—	187,579,326	5,212	—
AZL TargetPLUS Balanced Fund	13,147,992	35,452	(7,125)	26,319,131	(101,144)	(555,272)	39,467,123	(65,692)	(562,397)
AZL TargetPLUS Equity Fund	68,677,421	—	—	11,952,477	—	—	80,629,898	—	—
AZL TargetPLUS Growth Fund	51,507,024	47,597	(8,906)	30,354,606	(107,422)	(64,974)	81,861,630	(59,825)	(73,880)
AZL TargetPLUS Moderate Fund	25,768,920	42,141	(7,126)	25,207,086	(148,119)	(73,729)	50,976,006	(105,978)	(80,855)
AZL Turner Quantitative Small Cap Growth Fund	52,183,598	—	—	1,017,030	—	—	53,200,628	—	—
AZL Van Kampen Comstock Fund	506,964,391	—	—	12,007,248	—	—	518,971,639	—	—
AZL Van Kampen Equity and Income Fund	112,606,249	—	—	77,978,695	—	—	190,584,944	—	—
AZL Van Kampen Global Franchise Fund	97,900,693	—	—	198,308,347	5,784,838	—	296,209,040	5,784,838	—
AZL Van Kampen Global Real Estate Fund	58,364,206	—	—	74,612,092	(5,432)	—	132,976,298	(5,432)	—
AZL Van Kampen Growth and Income Fund	208,600,174	—	—	19,128,126	—	—	227,728,300	—	—
AZL Van Kampen Mid Cap Growth Fund	343,033,156	—	—	37,582,986	—	—	380,616,142	—	—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as any futures, forwards,and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date November 24, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti, President

Date November 24, 2008

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.